UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2024

Item 1:	Report(s) to Shareholders.

Class A

HYMAX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 15.38%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 17.38% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: Security selection within the Education, Health Care and Tobacco sectors contributed to relative performance. An overweight allocation to the Health Care sector and underweight allocation to the Education sector contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary detractor from relative performance. The Fund’s yield curve positioning led to a modest negative impact on relative performance. In particular, an overweight allocation to intermediate maturity bonds detracted as yields fell less at this part of the curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,774	$10,000	$10,000	$10,000	$10,000
10/31/2014	$9,827	$9,964	$10,000	$10,077	$10,098
11/30/2014	$9,880	$10,067	$10,074	$10,117	$10,170
12/31/2014	$9,945	$10,121	$10,127	$10,206	$10,179
1/31/2015	$10,125	$10,302	$10,307	$10,402	$10,393
2/28/2015	$10,061	$10,261	$10,243	$10,324	$10,295
3/31/2015	$10,100	$10,234	$10,236	$10,364	$10,343
4/30/2015	$10,095	$10,192	$10,190	$10,330	$10,306
5/31/2015	$10,107	$10,307	$10,255	$10,315	$10,281
6/30/2015	$9,984	$9,927	$10,006	$10,188	$10,169
7/31/2015	$9,964	$9,873	$9,996	$10,240	$10,240
8/31/2015	$9,994	$9,914	$10,030	$10,261	$10,225
9/30/2015	$10,103	$10,124	$10,194	$10,348	$10,294
10/31/2015	$10,212	$10,248	$10,288	$10,424	$10,296
11/30/2015	$10,252	$10,289	$10,330	$10,481	$10,269
12/31/2015	$10,309	$10,304	$10,365	$10,577	$10,235
1/31/2016	$10,395	$10,363	$10,447	$10,672	$10,376
2/29/2016	$10,461	$10,477	$10,527	$10,693	$10,450
3/31/2016	$10,554	$10,587	$10,611	$10,796	$10,546
4/30/2016	$10,657	$10,652	$10,680	$10,900	$10,586
5/31/2016	$10,769	$10,792	$10,782	$10,987	$10,589
6/30/2016	$11,008	$11,127	$11,059	$11,204	$10,779
7/31/2016	$11,076	$11,200	$11,109	$11,219	$10,847
8/31/2016	$11,122	$11,240	$11,140	$11,265	$10,835
9/30/2016	$11,142	$11,270	$11,140	$11,241	$10,829
10/31/2016	$11,024	$11,130	$11,009	$11,107	$10,746
11/30/2016	$10,538	$10,468	$10,440	$10,589	$10,492
12/31/2016	$10,585	$10,613	$10,576	$10,659	$10,506
1/31/2017	$10,709	$10,761	$10,697	$10,737	$10,527
2/28/2017	$10,841	$11,018	$10,889	$10,856	$10,598
3/31/2017	$10,870	$11,043	$10,913	$10,913	$10,592
4/30/2017	$10,956	$11,118	$10,989	$11,101	$10,674
5/31/2017	$11,071	$11,288	$11,159	$11,271	$10,756
6/30/2017	$11,081	$11,263	$11,129	$11,263	$10,745
7/31/2017	$11,185	$11,337	$11,208	$11,336	$10,792
8/31/2017	$11,350	$11,493	$11,339	$11,457	$10,888
9/30/2017	$11,299	$11,432	$11,279	$11,445	$10,836
10/31/2017	$11,232	$11,463	$11,309	$11,445	$10,843
11/30/2017	$11,241	$11,492	$11,306	$11,462	$10,829
12/31/2017	$11,366	$11,641	$11,443	$11,587	$10,879
1/31/2018	$11,345	$11,532	$11,326	$11,513	$10,753
2/28/2018	$11,335	$11,540	$11,319	$11,480	$10,651
3/31/2018	$11,451	$11,709	$11,442	$11,557	$10,720
4/30/2018	$11,508	$11,762	$11,461	$11,562	$10,640
5/31/2018	$11,663	$12,008	$11,663	$11,710	$10,716
6/30/2018	$11,770	$12,068	$11,704	$11,746	$10,703
7/31/2018	$11,808	$12,110	$11,740	$11,786	$10,705
8/31/2018	$11,905	$12,207	$11,812	$11,832	$10,774
9/30/2018	$11,845	$12,159	$11,755	$11,772	$10,705
10/31/2018	$11,676	$12,007	$11,634	$11,646	$10,620
11/30/2018	$11,706	$12,091	$11,732	$11,694	$10,683
12/31/2018	$11,797	$12,195	$11,847	$11,794	$10,880
1/31/2019	$11,847	$12,277	$11,930	$11,859	$10,995
2/28/2019	$11,995	$12,343	$11,994	$11,954	$10,989
3/31/2019	$12,289	$12,662	$12,262	$12,189	$11,200
4/30/2019	$12,381	$12,733	$12,323	$12,257	$11,203
5/31/2019	$12,595	$12,940	$12,512	$12,444	$11,402
6/30/2019	$12,677	$13,007	$12,571	$12,501	$11,545
7/31/2019	$12,769	$13,089	$12,658	$12,583	$11,570
8/31/2019	$13,075	$13,404	$12,926	$12,818	$11,870
9/30/2019	$13,022	$13,377	$12,872	$12,760	$11,807
10/31/2019	$13,020	$13,405	$12,898	$12,768	$11,842
11/30/2019	$13,070	$13,457	$12,942	$12,819	$11,836
12/31/2019	$13,151	$13,497	$12,981	$12,862	$11,828
1/31/2020	$13,440	$13,830	$13,270	$13,112	$12,056
2/29/2020	$13,782	$14,121	$13,512	$13,348	$12,273
3/31/2020	$12,174	$12,568	$12,375	$12,136	$12,201
4/30/2020	$11,729	$12,144	$12,049	$11,785	$12,417
5/31/2020	$12,169	$12,640	$12,503	$12,164	$12,475
6/30/2020	$12,705	$13,141	$12,861	$12,564	$12,554
7/31/2020	$13,019	$13,497	$13,163	$12,833	$12,741
8/31/2020	$13,046	$13,533	$13,164	$12,838	$12,638
9/30/2020	$13,010	$13,546	$13,174	$12,834	$12,632
10/31/2020	$12,994	$13,571	$13,175	$12,822	$12,575
11/30/2020	$13,345	$13,897	$13,451	$13,116	$12,699
12/31/2020	$13,610	$14,157	$13,643	$13,338	$12,716
1/31/2021	$13,917	$14,452	$13,859	$13,564	$12,625
2/28/2021	$13,705	$14,301	$13,687	$13,399	$12,443
3/31/2021	$13,818	$14,456	$13,813	$13,503	$12,287
4/30/2021	$14,018	$14,667	$13,985	$13,682	$12,384
5/31/2021	$14,192	$14,836	$14,104	$13,836	$12,425
6/30/2021	$14,359	$15,024	$14,234	$13,982	$12,512
7/31/2021	$14,515	$15,204	$14,386	$14,114	$12,652
8/31/2021	$14,450	$15,181	$14,353	$14,064	$12,628
9/30/2021	$14,285	$15,081	$14,256	$13,937	$12,518
10/31/2021	$14,220	$15,020	$14,204	$13,902	$12,515
11/30/2021	$14,443	$15,217	$14,367	$14,069	$12,552
12/31/2021	$14,479	$15,257	$14,399	$14,103	$12,520
1/31/2022	$13,978	$14,830	$14,000	$13,730	$12,250
2/28/2022	$13,823	$14,795	$13,961	$13,616	$12,114
3/31/2022	$13,231	$14,261	$13,474	$13,149	$11,777
4/30/2022	$12,695	$13,754	$13,033	$12,680	$11,330
5/31/2022	$12,844	$13,905	$13,194	$12,837	$11,403
6/30/2022	$12,352	$13,461	$12,844	$12,385	$11,224
7/31/2022	$12,797	$13,964	$13,275	$12,826	$11,498
8/31/2022	$12,482	$13,653	$12,981	$12,527	$11,174
9/30/2022	$11,687	$12,812	$12,287	$11,851	$10,691
10/31/2022	$11,417	$12,549	$12,087	$11,639	$10,552
11/30/2022	$12,125	$13,280	$12,742	$12,261	$10,940
12/31/2022	$12,086	$13,258	$12,742	$12,211	$10,891
1/31/2023	$12,576	$13,847	$13,237	$12,675	$11,226
2/28/2023	$12,235	$13,412	$12,862	$12,333	$10,936
3/31/2023	$12,358	$13,620	$13,092	$12,507	$11,214
4/30/2023	$12,458	$13,699	$13,131	$12,548	$11,282
5/31/2023	$12,371	$13,604	$13,032	$12,477	$11,159
6/30/2023	$12,600	$13,846	$13,228	$12,600	$11,119
7/31/2023	$12,642	$13,936	$13,302	$12,634	$11,111
8/31/2023	$12,484	$13,724	$13,104	$12,456	$11,040
9/30/2023	$12,065	$13,258	$12,680	$12,064	$10,760
10/31/2023	$11,778	$13,045	$12,511	$11,821	$10,590
11/30/2023	$12,565	$14,057	$13,419	$12,642	$11,069
12/31/2023	$12,961	$14,479	$13,790	$13,023	$11,493
1/31/2024	$13,036	$14,411	$13,724	$13,072	$11,462
2/29/2024	$13,135	$14,525	$13,800	$13,151	$11,300
3/31/2024	$13,228	$14,697	$13,906	$13,230	$11,404
4/30/2024	$13,084	$14,607	$13,791	$13,073	$11,116
5/31/2024	$13,168	$14,718	$13,844	$13,152	$11,304
6/30/2024	$13,426	$15,078	$14,139	$13,458	$11,412
7/31/2024	$13,562	$15,243	$14,285	$13,595	$11,678
8/31/2024	$13,697	$15,423	$14,434	$13,706	$11,846
9/30/2024	$13,920	$15,562	$14,568	$13,876	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A at NAV	15.38%	1.34%	3.60%
Class A with sales charge	12.81%	0.88%	3.36%
Bloomberg High Yield Municipal Bond Index	17.38%	3.07%	4.52%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	14.89%	2.51%	3.83%
Lipper High Yield Municipal Debt Funds Average	15.02%	1.69%	3.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,098,713,523
# of Portfolio Holdings	611
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,137,454

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.12%
  A-3.62%
  A+4.07%
  AA4.24%
  AA-2.36%
  AA+0.32%
  AAA1.03%
  B0.75%
  B-2.26%
  B+2.14%
  BB6.67%
  BB-5.00%
  BB+6.47%
  BBB3.00%
  BBB-8.39%
  BBB+4.73%
  CCC0.30%
  CCC-1.01%
  CCC+0.36%
  NR40.16%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

HYMAX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1430-A

11/24

Class C

HYMCX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 14.68%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 17.38% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: Security selection within the Education, Health Care and Tobacco sectors contributed to relative performance. An overweight allocation to the Health Care sector and underweight allocation to the Education sector contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary detractor from relative performance. The Fund’s yield curve positioning led to a modest negative impact on relative performance. In particular, an overweight allocation to intermediate maturity bonds detracted as yields fell less at this part of the curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,058	$9,964	$10,000	$10,077	$10,098
11/30/2014	$10,106	$10,067	$10,074	$10,117	$10,170
12/31/2014	$10,167	$10,121	$10,127	$10,206	$10,179
1/31/2015	$10,338	$10,302	$10,307	$10,402	$10,393
2/28/2015	$10,267	$10,261	$10,243	$10,324	$10,295
3/31/2015	$10,301	$10,234	$10,236	$10,364	$10,343
4/30/2015	$10,299	$10,192	$10,190	$10,330	$10,306
5/31/2015	$10,297	$10,307	$10,255	$10,315	$10,281
6/30/2015	$10,167	$9,927	$10,006	$10,188	$10,169
7/31/2015	$10,141	$9,873	$9,996	$10,240	$10,240
8/31/2015	$10,166	$9,914	$10,030	$10,261	$10,225
9/30/2015	$10,281	$10,124	$10,194	$10,348	$10,294
10/31/2015	$10,377	$10,248	$10,288	$10,424	$10,296
11/30/2015	$10,421	$10,289	$10,330	$10,481	$10,269
12/31/2015	$10,465	$10,304	$10,365	$10,577	$10,235
1/31/2016	$10,547	$10,363	$10,447	$10,672	$10,376
2/29/2016	$10,609	$10,477	$10,527	$10,693	$10,450
3/31/2016	$10,698	$10,587	$10,611	$10,796	$10,546
4/30/2016	$10,805	$10,652	$10,680	$10,900	$10,586
5/31/2016	$10,913	$10,792	$10,782	$10,987	$10,589
6/30/2016	$11,149	$11,127	$11,059	$11,204	$10,779
7/31/2016	$11,203	$11,200	$11,109	$11,219	$10,847
8/31/2016	$11,254	$11,240	$11,140	$11,265	$10,835
9/30/2016	$11,258	$11,270	$11,140	$11,241	$10,829
10/31/2016	$11,133	$11,130	$11,009	$11,107	$10,746
11/30/2016	$10,637	$10,468	$10,440	$10,589	$10,492
12/31/2016	$10,679	$10,613	$10,576	$10,659	$10,506
1/31/2017	$10,799	$10,761	$10,697	$10,737	$10,527
2/28/2017	$10,926	$11,018	$10,889	$10,856	$10,598
3/31/2017	$10,950	$11,043	$10,913	$10,913	$10,592
4/30/2017	$11,031	$11,118	$10,989	$11,101	$10,674
5/31/2017	$11,140	$11,288	$11,159	$11,271	$10,756
6/30/2017	$11,145	$11,263	$11,129	$11,263	$10,745
7/31/2017	$11,244	$11,337	$11,208	$11,336	$10,792
8/31/2017	$11,404	$11,493	$11,339	$11,457	$10,888
9/30/2017	$11,347	$11,432	$11,279	$11,445	$10,836
10/31/2017	$11,273	$11,463	$11,309	$11,445	$10,843
11/30/2017	$11,286	$11,492	$11,306	$11,462	$10,829
12/31/2017	$11,396	$11,641	$11,443	$11,587	$10,879
1/31/2018	$11,369	$11,532	$11,326	$11,513	$10,753
2/28/2018	$11,363	$11,540	$11,319	$11,480	$10,651
3/31/2018	$11,473	$11,709	$11,442	$11,557	$10,720
4/30/2018	$11,515	$11,762	$11,461	$11,562	$10,640
5/31/2018	$11,664	$12,008	$11,663	$11,710	$10,716
6/30/2018	$11,765	$12,068	$11,704	$11,746	$10,703
7/31/2018	$11,797	$12,110	$11,740	$11,786	$10,705
8/31/2018	$11,888	$12,207	$11,812	$11,832	$10,774
9/30/2018	$11,821	$12,159	$11,755	$11,772	$10,705
10/31/2018	$11,656	$12,007	$11,634	$11,646	$10,620
11/30/2018	$11,671	$12,091	$11,732	$11,694	$10,683
12/31/2018	$11,755	$12,195	$11,847	$11,794	$10,880
1/31/2019	$11,808	$12,277	$11,930	$11,859	$10,995
2/28/2019	$11,950	$12,343	$11,994	$11,954	$10,989
3/31/2019	$12,226	$12,662	$12,262	$12,189	$11,200
4/30/2019	$12,311	$12,733	$12,323	$12,257	$11,203
5/31/2019	$12,528	$12,940	$12,512	$12,444	$11,402
6/30/2019	$12,593	$13,007	$12,571	$12,501	$11,545
7/31/2019	$12,688	$13,089	$12,658	$12,583	$11,570
8/31/2019	$12,975	$13,404	$12,926	$12,818	$11,870
9/30/2019	$12,926	$13,377	$12,872	$12,760	$11,807
10/31/2019	$12,916	$13,405	$12,898	$12,768	$11,842
11/30/2019	$12,949	$13,457	$12,942	$12,819	$11,836
12/31/2019	$13,022	$13,497	$12,981	$12,862	$11,828
1/31/2020	$13,312	$13,830	$13,270	$13,112	$12,056
2/29/2020	$13,633	$14,121	$13,512	$13,348	$12,273
3/31/2020	$12,036	$12,568	$12,375	$12,136	$12,201
4/30/2020	$11,600	$12,144	$12,049	$11,785	$12,417
5/31/2020	$12,018	$12,640	$12,503	$12,164	$12,475
6/30/2020	$12,540	$13,141	$12,861	$12,564	$12,554
7/31/2020	$12,854	$13,497	$13,163	$12,833	$12,741
8/31/2020	$12,863	$13,533	$13,164	$12,838	$12,638
9/30/2020	$12,820	$13,546	$13,174	$12,834	$12,632
10/31/2020	$12,809	$13,571	$13,175	$12,822	$12,575
11/30/2020	$13,137	$13,897	$13,451	$13,116	$12,699
12/31/2020	$13,400	$14,157	$13,643	$13,338	$12,716
1/31/2021	$13,685	$14,452	$13,859	$13,564	$12,625
2/28/2021	$13,481	$14,301	$13,687	$13,399	$12,443
3/31/2021	$13,584	$14,456	$13,813	$13,503	$12,287
4/30/2021	$13,773	$14,667	$13,985	$13,682	$12,384
5/31/2021	$13,926	$14,836	$14,104	$13,836	$12,425
6/30/2021	$14,082	$15,024	$14,234	$13,982	$12,512
7/31/2021	$14,238	$15,204	$14,386	$14,114	$12,652
8/31/2021	$14,156	$15,181	$14,353	$14,064	$12,628
9/30/2021	$13,998	$15,081	$14,256	$13,937	$12,518
10/31/2021	$13,916	$15,020	$14,204	$13,902	$12,515
11/30/2021	$14,127	$15,217	$14,367	$14,069	$12,552
12/31/2021	$14,165	$15,257	$14,399	$14,103	$12,520
1/31/2022	$13,668	$14,830	$14,000	$13,730	$12,250
2/28/2022	$13,499	$14,795	$13,961	$13,616	$12,114
3/31/2022	$12,913	$14,261	$13,474	$13,149	$11,777
4/30/2022	$12,383	$13,754	$13,033	$12,680	$11,330
5/31/2022	$12,522	$13,905	$13,194	$12,837	$11,403
6/30/2022	$12,036	$13,461	$12,844	$12,385	$11,224
7/31/2022	$12,463	$13,964	$13,275	$12,826	$11,498
8/31/2022	$12,149	$13,653	$12,981	$12,527	$11,174
9/30/2022	$11,370	$12,812	$12,287	$11,851	$10,691
10/31/2022	$11,112	$12,549	$12,087	$11,639	$10,552
11/30/2022	$11,794	$13,280	$12,742	$12,261	$10,940
12/31/2022	$11,738	$13,258	$12,742	$12,211	$10,891
1/31/2023	$12,220	$13,847	$13,237	$12,675	$11,226
2/28/2023	$11,872	$13,412	$12,862	$12,333	$10,936
3/31/2023	$11,996	$13,620	$13,092	$12,507	$11,214
4/30/2023	$12,075	$13,699	$13,131	$12,548	$11,282
5/31/2023	$11,995	$13,604	$13,032	$12,477	$11,159
6/30/2023	$12,200	$13,846	$13,228	$12,600	$11,119
7/31/2023	$12,234	$13,936	$13,302	$12,634	$11,111
8/31/2023	$12,075	$13,724	$13,104	$12,456	$11,040
9/30/2023	$11,663	$13,258	$12,680	$12,064	$10,760
10/31/2023	$11,380	$13,045	$12,511	$11,821	$10,590
11/30/2023	$12,147	$14,057	$13,419	$12,642	$11,069
12/31/2023	$12,511	$14,479	$13,790	$13,023	$11,493
1/31/2024	$12,588	$14,411	$13,724	$13,072	$11,462
2/29/2024	$12,666	$14,525	$13,800	$13,151	$11,300
3/31/2024	$12,749	$14,697	$13,906	$13,230	$11,404
4/30/2024	$12,616	$14,607	$13,791	$13,073	$11,116
5/31/2024	$12,679	$14,718	$13,844	$13,152	$11,304
6/30/2024	$12,932	$15,078	$14,139	$13,458	$11,412
7/31/2024	$13,044	$15,243	$14,285	$13,595	$11,678
8/31/2024	$13,168	$15,423	$14,434	$13,706	$11,846
9/30/2024	$13,375	$15,562	$14,568	$13,876	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C at NAV	14.68%	0.69%	2.95%
Class C with sales charge	13.68%	0.69%	2.95%
Bloomberg High Yield Municipal Bond Index	17.38%	3.07%	4.52%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	14.89%	2.51%	3.83%
Lipper High Yield Municipal Debt Funds Average	15.02%	1.69%	3.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,098,713,523
# of Portfolio Holdings	611
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,137,454

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.12%
  A-3.62%
  A+4.07%
  AA4.24%
  AA-2.36%
  AA+0.32%
  AAA1.03%
  B0.75%
  B-2.26%
  B+2.14%
  BB6.67%
  BB-5.00%
  BB+6.47%
  BBB3.00%
  BBB-8.39%
  BBB+4.73%
  CCC0.30%
  CCC-1.01%
  CCC+0.36%
  NR40.16%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

HYMCX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1432-C

11/24

Class F

HYMFX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$78	0.72%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 15.48%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 17.38% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: Security selection within the Education, Health Care and Tobacco sectors contributed to relative performance. An overweight allocation to the Health Care sector and underweight allocation to the Education sector contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary detractor from relative performance. The Fund’s yield curve positioning led to a modest negative impact on relative performance. In particular, an overweight allocation to intermediate maturity bonds detracted as yields fell less at this part of the curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,064	$9,964	$10,000	$10,077	$10,098
11/30/2014	$10,118	$10,067	$10,074	$10,117	$10,170
12/31/2014	$10,186	$10,121	$10,127	$10,206	$10,179
1/31/2015	$10,363	$10,302	$10,307	$10,402	$10,393
2/28/2015	$10,306	$10,261	$10,243	$10,324	$10,295
3/31/2015	$10,347	$10,234	$10,236	$10,364	$10,343
4/30/2015	$10,343	$10,192	$10,190	$10,330	$10,306
5/31/2015	$10,356	$10,307	$10,255	$10,315	$10,281
6/30/2015	$10,231	$9,927	$10,006	$10,188	$10,169
7/31/2015	$10,211	$9,873	$9,996	$10,240	$10,240
8/31/2015	$10,243	$9,914	$10,030	$10,261	$10,225
9/30/2015	$10,355	$10,124	$10,194	$10,348	$10,294
10/31/2015	$10,468	$10,248	$10,288	$10,424	$10,296
11/30/2015	$10,510	$10,289	$10,330	$10,481	$10,269
12/31/2015	$10,569	$10,304	$10,365	$10,577	$10,235
1/31/2016	$10,658	$10,363	$10,447	$10,672	$10,376
2/29/2016	$10,727	$10,477	$10,527	$10,693	$10,450
3/31/2016	$10,823	$10,587	$10,611	$10,796	$10,546
4/30/2016	$10,929	$10,652	$10,680	$10,900	$10,586
5/31/2016	$11,045	$10,792	$10,782	$10,987	$10,589
6/30/2016	$11,290	$11,127	$11,059	$11,204	$10,779
7/31/2016	$11,361	$11,200	$11,109	$11,219	$10,847
8/31/2016	$11,410	$11,240	$11,140	$11,265	$10,835
9/30/2016	$11,431	$11,270	$11,140	$11,241	$10,829
10/31/2016	$11,311	$11,130	$11,009	$11,107	$10,746
11/30/2016	$10,814	$10,468	$10,440	$10,589	$10,492
12/31/2016	$10,863	$10,613	$10,576	$10,659	$10,506
1/31/2017	$10,991	$10,761	$10,697	$10,737	$10,527
2/28/2017	$11,127	$11,018	$10,889	$10,856	$10,598
3/31/2017	$11,158	$11,043	$10,913	$10,913	$10,592
4/30/2017	$11,247	$11,118	$10,989	$11,101	$10,674
5/31/2017	$11,356	$11,288	$11,159	$11,271	$10,756
6/30/2017	$11,377	$11,263	$11,129	$11,263	$10,745
7/31/2017	$11,485	$11,337	$11,208	$11,336	$10,792
8/31/2017	$11,655	$11,493	$11,339	$11,457	$10,888
9/30/2017	$11,604	$11,432	$11,279	$11,445	$10,836
10/31/2017	$11,536	$11,463	$11,309	$11,445	$10,843
11/30/2017	$11,546	$11,492	$11,306	$11,462	$10,829
12/31/2017	$11,675	$11,641	$11,443	$11,587	$10,879
1/31/2018	$11,655	$11,532	$11,326	$11,513	$10,753
2/28/2018	$11,645	$11,540	$11,319	$11,480	$10,651
3/31/2018	$11,765	$11,709	$11,442	$11,557	$10,720
4/30/2018	$11,825	$11,762	$11,461	$11,562	$10,640
5/31/2018	$11,985	$12,008	$11,663	$11,710	$10,716
6/30/2018	$12,096	$12,068	$11,704	$11,746	$10,703
7/31/2018	$12,136	$12,110	$11,740	$11,786	$10,705
8/31/2018	$12,237	$12,207	$11,812	$11,832	$10,774
9/30/2018	$12,166	$12,159	$11,755	$11,772	$10,705
10/31/2018	$12,003	$12,007	$11,634	$11,646	$10,620
11/30/2018	$12,035	$12,091	$11,732	$11,694	$10,683
12/31/2018	$12,129	$12,195	$11,847	$11,794	$10,880
1/31/2019	$12,182	$12,277	$11,930	$11,859	$10,995
2/28/2019	$12,335	$12,343	$11,994	$11,954	$10,989
3/31/2019	$12,638	$12,662	$12,262	$12,189	$11,200
4/30/2019	$12,734	$12,733	$12,323	$12,257	$11,203
5/31/2019	$12,954	$12,940	$12,512	$12,444	$11,402
6/30/2019	$13,040	$13,007	$12,571	$12,501	$11,545
7/31/2019	$13,135	$13,089	$12,658	$12,583	$11,570
8/31/2019	$13,451	$13,404	$12,926	$12,818	$11,870
9/30/2019	$13,398	$13,377	$12,872	$12,760	$11,807
10/31/2019	$13,396	$13,405	$12,898	$12,768	$11,842
11/30/2019	$13,449	$13,457	$12,942	$12,819	$11,836
12/31/2019	$13,533	$13,497	$12,981	$12,862	$11,828
1/31/2020	$13,832	$13,830	$13,270	$13,112	$12,056
2/29/2020	$14,185	$14,121	$13,512	$13,348	$12,273
3/31/2020	$12,532	$12,568	$12,375	$12,136	$12,201
4/30/2020	$12,076	$12,144	$12,049	$11,785	$12,417
5/31/2020	$12,529	$12,640	$12,503	$12,164	$12,475
6/30/2020	$13,081	$13,141	$12,861	$12,564	$12,554
7/31/2020	$13,406	$13,497	$13,163	$12,833	$12,741
8/31/2020	$13,434	$13,533	$13,164	$12,838	$12,638
9/30/2020	$13,398	$13,546	$13,174	$12,834	$12,632
10/31/2020	$13,383	$13,571	$13,175	$12,822	$12,575
11/30/2020	$13,745	$13,897	$13,451	$13,116	$12,699
12/31/2020	$14,019	$14,157	$13,643	$13,338	$12,716
1/31/2021	$14,336	$14,452	$13,859	$13,564	$12,625
2/28/2021	$14,120	$14,301	$13,687	$13,399	$12,443
3/31/2021	$14,237	$14,456	$13,813	$13,503	$12,287
4/30/2021	$14,444	$14,667	$13,985	$13,682	$12,384
5/31/2021	$14,624	$14,836	$14,104	$13,836	$12,425
6/30/2021	$14,798	$15,024	$14,234	$13,982	$12,512
7/31/2021	$14,959	$15,204	$14,386	$14,114	$12,652
8/31/2021	$14,893	$15,181	$14,353	$14,064	$12,628
9/30/2021	$14,725	$15,081	$14,256	$13,937	$12,518
10/31/2021	$14,659	$15,020	$14,204	$13,902	$12,515
11/30/2021	$14,890	$15,217	$14,367	$14,069	$12,552
12/31/2021	$14,928	$15,257	$14,399	$14,103	$12,520
1/31/2022	$14,413	$14,830	$14,000	$13,730	$12,250
2/28/2022	$14,255	$14,795	$13,961	$13,616	$12,114
3/31/2022	$13,646	$14,261	$13,474	$13,149	$11,777
4/30/2022	$13,095	$13,754	$13,033	$12,680	$11,330
5/31/2022	$13,250	$13,905	$13,194	$12,837	$11,403
6/30/2022	$12,732	$13,461	$12,844	$12,385	$11,224
7/31/2022	$13,203	$13,964	$13,275	$12,826	$11,498
8/31/2022	$12,879	$13,653	$12,981	$12,527	$11,174
9/30/2022	$12,061	$12,812	$12,287	$11,851	$10,691
10/31/2022	$11,784	$12,549	$12,087	$11,639	$10,552
11/30/2022	$12,515	$13,280	$12,742	$12,261	$10,940
12/31/2022	$12,475	$13,258	$12,742	$12,211	$10,891
1/31/2023	$12,982	$13,847	$13,237	$12,675	$11,226
2/28/2023	$12,632	$13,412	$12,862	$12,333	$10,936
3/31/2023	$12,760	$13,620	$13,092	$12,507	$11,214
4/30/2023	$12,852	$13,699	$13,131	$12,548	$11,282
5/31/2023	$12,775	$13,604	$13,032	$12,477	$11,159
6/30/2023	$13,000	$13,846	$13,228	$12,600	$11,119
7/31/2023	$13,045	$13,936	$13,302	$12,634	$11,111
8/31/2023	$12,883	$13,724	$13,104	$12,456	$11,040
9/30/2023	$12,463	$13,258	$12,680	$12,064	$10,760
10/31/2023	$12,168	$13,045	$12,511	$11,821	$10,590
11/30/2023	$12,982	$14,057	$13,419	$12,642	$11,069
12/31/2023	$13,392	$14,479	$13,790	$13,023	$11,493
1/31/2024	$13,470	$14,411	$13,724	$13,072	$11,462
2/29/2024	$13,574	$14,525	$13,800	$13,151	$11,300
3/31/2024	$13,671	$14,697	$13,906	$13,230	$11,404
4/30/2024	$13,524	$14,607	$13,791	$13,073	$11,116
5/31/2024	$13,612	$14,718	$13,844	$13,152	$11,304
6/30/2024	$13,878	$15,078	$14,139	$13,458	$11,412
7/31/2024	$14,020	$15,243	$14,285	$13,595	$11,678
8/31/2024	$14,161	$15,423	$14,434	$13,706	$11,846
9/30/2024	$14,393	$15,562	$14,568	$13,876	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class F at NAV	15.48%	1.44%	3.71%
Bloomberg High Yield Municipal Bond Index	17.38%	3.07%	4.52%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	14.89%	2.51%	3.83%
Lipper High Yield Municipal Debt Funds Average	15.02%	1.69%	3.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,098,713,523
# of Portfolio Holdings	611
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,137,454

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.12%
  A-3.62%
  A+4.07%
  AA4.24%
  AA-2.36%
  AA+0.32%
  AAA1.03%
  B0.75%
  B-2.26%
  B+2.14%
  BB6.67%
  BB-5.00%
  BB+6.47%
  BBB3.00%
  BBB-8.39%
  BBB+4.73%
  CCC0.30%
  CCC-1.01%
  CCC+0.36%
  NR40.16%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

HYMFX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1038-F

11/24

Class F3

HYMOX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$60	0.56%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 15.69%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 17.38% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: Security selection within the Education, Health Care and Tobacco sectors contributed to relative performance. An overweight allocation to the Health Care sector and underweight allocation to the Education sector contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary detractor from relative performance. The Fund’s yield curve positioning led to a modest negative impact on relative performance. In particular, an overweight allocation to intermediate maturity bonds detracted as yields fell less at this part of the curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,085	$10,075	$10,070	$10,156	$10,051
5/31/2017	$10,183	$10,229	$10,226	$10,312	$10,128
6/30/2017	$10,203	$10,207	$10,198	$10,305	$10,118
7/31/2017	$10,292	$10,274	$10,271	$10,371	$10,162
8/31/2017	$10,447	$10,415	$10,390	$10,482	$10,253
9/30/2017	$10,411	$10,360	$10,335	$10,471	$10,204
10/31/2017	$10,350	$10,388	$10,363	$10,471	$10,210
11/30/2017	$10,360	$10,414	$10,360	$10,487	$10,197
12/31/2017	$10,468	$10,549	$10,486	$10,601	$10,244
1/31/2018	$10,451	$10,451	$10,379	$10,533	$10,126
2/28/2018	$10,452	$10,458	$10,372	$10,503	$10,030
3/31/2018	$10,561	$10,611	$10,485	$10,574	$10,094
4/30/2018	$10,607	$10,659	$10,502	$10,578	$10,019
5/31/2018	$10,761	$10,882	$10,687	$10,714	$10,091
6/30/2018	$10,854	$10,936	$10,725	$10,747	$10,078
7/31/2018	$10,900	$10,974	$10,758	$10,783	$10,080
8/31/2018	$10,992	$11,062	$10,824	$10,825	$10,145
9/30/2018	$10,929	$11,019	$10,772	$10,770	$10,080
10/31/2018	$10,784	$10,881	$10,661	$10,655	$10,000
11/30/2018	$10,813	$10,957	$10,751	$10,699	$10,060
12/31/2018	$10,900	$11,051	$10,856	$10,790	$10,245
1/31/2019	$10,948	$11,125	$10,932	$10,850	$10,354
2/28/2019	$11,087	$11,185	$10,991	$10,937	$10,348
3/31/2019	$11,361	$11,474	$11,236	$11,152	$10,546
4/30/2019	$11,439	$11,539	$11,292	$11,214	$10,549
5/31/2019	$11,649	$11,726	$11,466	$11,385	$10,736
6/30/2019	$11,727	$11,788	$11,519	$11,437	$10,871
7/31/2019	$11,814	$11,862	$11,599	$11,512	$10,895
8/31/2019	$12,100	$12,147	$11,844	$11,727	$11,177
9/30/2019	$12,053	$12,122	$11,796	$11,674	$11,118
10/31/2019	$12,053	$12,148	$11,819	$11,682	$11,151
11/30/2019	$12,092	$12,195	$11,859	$11,728	$11,146
12/31/2019	$12,169	$12,231	$11,895	$11,768	$11,138
1/31/2020	$12,449	$12,533	$12,160	$11,996	$11,352
2/29/2020	$12,769	$12,797	$12,382	$12,212	$11,557
3/31/2020	$11,279	$11,390	$11,339	$11,103	$11,489
4/30/2020	$10,868	$11,005	$11,041	$10,782	$11,693
5/31/2020	$11,279	$11,454	$11,457	$11,129	$11,747
6/30/2020	$11,779	$11,908	$11,785	$11,495	$11,821
7/31/2020	$12,073	$12,231	$12,062	$11,741	$11,998
8/31/2020	$12,091	$12,264	$12,063	$11,746	$11,901
9/30/2020	$12,069	$12,276	$12,072	$11,742	$11,894
10/31/2020	$12,057	$12,298	$12,073	$11,731	$11,841
11/30/2020	$12,375	$12,593	$12,325	$12,000	$11,958
12/31/2020	$12,634	$12,829	$12,502	$12,203	$11,974
1/31/2021	$12,912	$13,097	$12,699	$12,410	$11,888
2/28/2021	$12,728	$12,960	$12,542	$12,259	$11,716
3/31/2021	$12,835	$13,100	$12,657	$12,354	$11,570
4/30/2021	$13,023	$13,292	$12,815	$12,518	$11,662
5/31/2021	$13,177	$13,444	$12,924	$12,659	$11,700
6/30/2021	$13,346	$13,615	$13,043	$12,792	$11,782
7/31/2021	$13,493	$13,778	$13,183	$12,913	$11,914
8/31/2021	$13,425	$13,757	$13,152	$12,867	$11,891
9/30/2021	$13,285	$13,667	$13,063	$12,751	$11,788
10/31/2021	$13,216	$13,611	$13,015	$12,719	$11,785
11/30/2021	$13,427	$13,790	$13,165	$12,872	$11,820
12/31/2021	$13,473	$13,826	$13,195	$12,903	$11,789
1/31/2022	$13,009	$13,439	$12,828	$12,562	$11,535
2/28/2022	$12,857	$13,408	$12,793	$12,457	$11,407
3/31/2022	$12,318	$12,923	$12,347	$12,030	$11,090
4/30/2022	$11,820	$12,464	$11,943	$11,601	$10,669
5/31/2022	$11,962	$12,601	$12,090	$11,745	$10,738
6/30/2022	$11,505	$12,199	$11,770	$11,331	$10,569
7/31/2022	$11,923	$12,654	$12,164	$11,735	$10,828
8/31/2022	$11,631	$12,372	$11,895	$11,461	$10,522
9/30/2022	$10,892	$11,610	$11,259	$10,843	$10,067
10/31/2022	$10,653	$11,372	$11,076	$10,649	$9,937
11/30/2022	$11,305	$12,034	$11,676	$11,218	$10,302
12/31/2022	$11,271	$12,014	$11,676	$11,172	$10,256
1/31/2023	$11,732	$12,548	$12,130	$11,597	$10,571
2/28/2023	$11,415	$12,154	$11,786	$11,284	$10,298
3/31/2023	$11,532	$12,343	$11,997	$11,443	$10,559
4/30/2023	$11,617	$12,414	$12,032	$11,480	$10,623
5/31/2023	$11,548	$12,328	$11,942	$11,415	$10,508
6/30/2023	$11,754	$12,547	$12,122	$11,528	$10,470
7/31/2023	$11,807	$12,629	$12,190	$11,559	$10,463
8/31/2023	$11,661	$12,437	$12,008	$11,396	$10,396
9/30/2023	$11,271	$12,014	$11,620	$11,038	$10,132
10/31/2023	$11,005	$11,822	$11,464	$10,815	$9,972
11/30/2023	$11,744	$12,738	$12,296	$11,566	$10,424
12/31/2023	$12,118	$13,121	$12,636	$11,915	$10,823
1/31/2024	$12,190	$13,060	$12,576	$11,960	$10,793
2/29/2024	$12,285	$13,162	$12,645	$12,032	$10,640
3/31/2024	$12,376	$13,319	$12,743	$12,104	$10,739
4/30/2024	$12,243	$13,237	$12,637	$11,961	$10,467
5/31/2024	$12,324	$13,337	$12,686	$12,033	$10,645
6/30/2024	$12,568	$13,664	$12,956	$12,313	$10,746
7/31/2024	$12,698	$13,814	$13,090	$12,438	$10,997
8/31/2024	$12,828	$13,976	$13,226	$12,540	$11,155
9/30/2024	$13,039	$14,102	$13,349	$12,695	$11,304

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	15.69%	1.59%	3.61%
Bloomberg High Yield Municipal Bond Index	17.38%	3.07%	4.70%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	14.89%	2.51%	3.93%
Lipper High Yield Municipal Debt Funds Average	15.02%	1.69%	3.24%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,098,713,523
# of Portfolio Holdings	611
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,137,454

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.12%
  A-3.62%
  A+4.07%
  AA4.24%
  AA-2.36%
  AA+0.32%
  AAA1.03%
  B0.75%
  B-2.26%
  B+2.14%
  BB6.67%
  BB-5.00%
  BB+6.47%
  BBB3.00%
  BBB-8.39%
  BBB+4.73%
  CCC0.30%
  CCC-1.01%
  CCC+0.36%
  NR40.16%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

HYMOX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-8986-F3

11/24

Class I

HYMIX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.62%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 15.63%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 17.38% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: Security selection within the Education, Health Care and Tobacco sectors contributed to relative performance. An overweight allocation to the Health Care sector and underweight allocation to the Education sector contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary detractor from relative performance. The Fund’s yield curve positioning led to a modest negative impact on relative performance. In particular, an overweight allocation to intermediate maturity bonds detracted as yields fell less at this part of the curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,064	$9,964	$10,000	$10,077	$10,098
11/30/2014	$10,119	$10,067	$10,074	$10,117	$10,170
12/31/2014	$10,187	$10,121	$10,127	$10,206	$10,179
1/31/2015	$10,366	$10,302	$10,307	$10,402	$10,393
2/28/2015	$10,310	$10,261	$10,243	$10,324	$10,295
3/31/2015	$10,343	$10,234	$10,236	$10,364	$10,343
4/30/2015	$10,348	$10,192	$10,190	$10,330	$10,306
5/31/2015	$10,362	$10,307	$10,255	$10,315	$10,281
6/30/2015	$10,237	$9,927	$10,006	$10,188	$10,169
7/31/2015	$10,209	$9,873	$9,996	$10,240	$10,240
8/31/2015	$10,242	$9,914	$10,030	$10,261	$10,225
9/30/2015	$10,364	$10,124	$10,194	$10,348	$10,294
10/31/2015	$10,469	$10,248	$10,288	$10,424	$10,296
11/30/2015	$10,520	$10,289	$10,330	$10,481	$10,269
12/31/2015	$10,572	$10,304	$10,365	$10,577	$10,235
1/31/2016	$10,661	$10,363	$10,447	$10,672	$10,376
2/29/2016	$10,731	$10,477	$10,527	$10,693	$10,450
3/31/2016	$10,828	$10,587	$10,611	$10,796	$10,546
4/30/2016	$10,945	$10,652	$10,680	$10,900	$10,586
5/31/2016	$11,052	$10,792	$10,782	$10,987	$10,589
6/30/2016	$11,309	$11,127	$11,059	$11,204	$10,779
7/31/2016	$11,371	$11,200	$11,109	$11,219	$10,847
8/31/2016	$11,421	$11,240	$11,140	$11,265	$10,835
9/30/2016	$11,442	$11,270	$11,140	$11,241	$10,829
10/31/2016	$11,322	$11,130	$11,009	$11,107	$10,746
11/30/2016	$10,824	$10,468	$10,440	$10,589	$10,492
12/31/2016	$10,874	$10,613	$10,576	$10,659	$10,506
1/31/2017	$10,994	$10,761	$10,697	$10,737	$10,527
2/28/2017	$11,140	$11,018	$10,889	$10,856	$10,598
3/31/2017	$11,172	$11,043	$10,913	$10,913	$10,592
4/30/2017	$11,261	$11,118	$10,989	$11,101	$10,674
5/31/2017	$11,371	$11,288	$11,159	$11,271	$10,756
6/30/2017	$11,393	$11,263	$11,129	$11,263	$10,745
7/31/2017	$11,501	$11,337	$11,208	$11,336	$10,792
8/31/2017	$11,664	$11,493	$11,339	$11,457	$10,888
9/30/2017	$11,623	$11,432	$11,279	$11,445	$10,836
10/31/2017	$11,555	$11,463	$11,309	$11,445	$10,843
11/30/2017	$11,566	$11,492	$11,306	$11,462	$10,829
12/31/2017	$11,697	$11,641	$11,443	$11,587	$10,879
1/31/2018	$11,677	$11,532	$11,326	$11,513	$10,753
2/28/2018	$11,669	$11,540	$11,319	$11,480	$10,651
3/31/2018	$11,790	$11,709	$11,442	$11,557	$10,720
4/30/2018	$11,851	$11,762	$11,461	$11,562	$10,640
5/31/2018	$12,012	$12,008	$11,663	$11,710	$10,716
6/30/2018	$12,125	$12,068	$11,704	$11,746	$10,703
7/31/2018	$12,166	$12,110	$11,740	$11,786	$10,705
8/31/2018	$12,268	$12,207	$11,812	$11,832	$10,774
9/30/2018	$12,197	$12,159	$11,755	$11,772	$10,705
10/31/2018	$12,035	$12,007	$11,634	$11,646	$10,620
11/30/2018	$12,068	$12,091	$11,732	$11,694	$10,683
12/31/2018	$12,164	$12,195	$11,847	$11,794	$10,880
1/31/2019	$12,218	$12,277	$11,930	$11,859	$10,995
2/28/2019	$12,372	$12,343	$11,994	$11,954	$10,989
3/31/2019	$12,678	$12,662	$12,262	$12,189	$11,200
4/30/2019	$12,775	$12,733	$12,323	$12,257	$11,203
5/31/2019	$12,998	$12,940	$12,512	$12,444	$11,402
6/30/2019	$13,085	$13,007	$12,571	$12,501	$11,545
7/31/2019	$13,182	$13,089	$12,658	$12,583	$11,570
8/31/2019	$13,501	$13,404	$12,926	$12,818	$11,870
9/30/2019	$13,448	$13,377	$12,872	$12,760	$11,807
10/31/2019	$13,447	$13,405	$12,898	$12,768	$11,842
11/30/2019	$13,490	$13,457	$12,942	$12,819	$11,836
12/31/2019	$13,577	$13,497	$12,981	$12,862	$11,828
1/31/2020	$13,889	$13,830	$13,270	$13,112	$12,056
2/29/2020	$14,245	$14,121	$13,512	$13,348	$12,273
3/31/2020	$12,582	$12,568	$12,375	$12,136	$12,201
4/30/2020	$12,123	$12,144	$12,049	$11,785	$12,417
5/31/2020	$12,581	$12,640	$12,503	$12,164	$12,475
6/30/2020	$13,138	$13,141	$12,861	$12,564	$12,554
7/31/2020	$13,466	$13,497	$13,163	$12,833	$12,741
8/31/2020	$13,484	$13,533	$13,164	$12,838	$12,638
9/30/2020	$13,460	$13,546	$13,174	$12,834	$12,632
10/31/2020	$13,446	$13,571	$13,175	$12,822	$12,575
11/30/2020	$13,812	$13,897	$13,451	$13,116	$12,699
12/31/2020	$14,088	$14,157	$13,643	$13,338	$12,716
1/31/2021	$14,398	$14,452	$13,859	$13,564	$12,625
2/28/2021	$14,192	$14,301	$13,687	$13,399	$12,443
3/31/2021	$14,311	$14,456	$13,813	$13,503	$12,287
4/30/2021	$14,521	$14,667	$13,985	$13,682	$12,384
5/31/2021	$14,704	$14,836	$14,104	$13,836	$12,425
6/30/2021	$14,880	$15,024	$14,234	$13,982	$12,512
7/31/2021	$15,043	$15,204	$14,386	$14,114	$12,652
8/31/2021	$14,978	$15,181	$14,353	$14,064	$12,628
9/30/2021	$14,810	$15,081	$14,256	$13,937	$12,518
10/31/2021	$14,733	$15,020	$14,204	$13,902	$12,515
11/30/2021	$14,967	$15,217	$14,367	$14,069	$12,552
12/31/2021	$15,018	$15,257	$14,399	$14,103	$12,520
1/31/2022	$14,500	$14,830	$14,000	$13,730	$12,250
2/28/2022	$14,342	$14,795	$13,961	$13,616	$12,114
3/31/2022	$13,729	$14,261	$13,474	$13,149	$11,777
4/30/2022	$13,174	$13,754	$13,033	$12,680	$11,330
5/31/2022	$13,331	$13,905	$13,194	$12,837	$11,403
6/30/2022	$12,821	$13,461	$12,844	$12,385	$11,224
7/31/2022	$13,286	$13,964	$13,275	$12,826	$11,498
8/31/2022	$12,960	$13,653	$12,981	$12,527	$11,174
9/30/2022	$12,136	$12,812	$12,287	$11,851	$10,691
10/31/2022	$11,869	$12,549	$12,087	$11,639	$10,552
11/30/2022	$12,595	$13,280	$12,742	$12,261	$10,940
12/31/2022	$12,556	$13,258	$12,742	$12,211	$10,891
1/31/2023	$13,069	$13,847	$13,237	$12,675	$11,226
2/28/2023	$12,716	$13,412	$12,862	$12,333	$10,936
3/31/2023	$12,846	$13,620	$13,092	$12,507	$11,214
4/30/2023	$12,952	$13,699	$13,131	$12,548	$11,282
5/31/2023	$12,864	$13,604	$13,032	$12,477	$11,159
6/30/2023	$13,104	$13,846	$13,228	$12,600	$11,119
7/31/2023	$13,151	$13,936	$13,302	$12,634	$11,111
8/31/2023	$12,988	$13,724	$13,104	$12,456	$11,040
9/30/2023	$12,553	$13,258	$12,680	$12,064	$10,760
10/31/2023	$12,255	$13,045	$12,511	$11,821	$10,590
11/30/2023	$13,079	$14,057	$13,419	$12,642	$11,069
12/31/2023	$13,494	$14,479	$13,790	$13,023	$11,493
1/31/2024	$13,574	$14,411	$13,724	$13,072	$11,462
2/29/2024	$13,679	$14,525	$13,800	$13,151	$11,300
3/31/2024	$13,779	$14,697	$13,906	$13,230	$11,404
4/30/2024	$13,631	$14,607	$13,791	$13,073	$11,116
5/31/2024	$13,721	$14,718	$13,844	$13,152	$11,304
6/30/2024	$13,991	$15,078	$14,139	$13,458	$11,412
7/31/2024	$14,136	$15,243	$14,285	$13,595	$11,678
8/31/2024	$14,280	$15,423	$14,434	$13,706	$11,846
9/30/2024	$14,515	$15,562	$14,568	$13,876	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I at NAV	15.63%	1.54%	3.80%
Bloomberg High Yield Municipal Bond Index	17.38%	3.07%	4.52%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	14.89%	2.51%	3.83%
Lipper High Yield Municipal Debt Funds Average	15.02%	1.69%	3.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,098,713,523
# of Portfolio Holdings	611
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,137,454

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.12%
  A-3.62%
  A+4.07%
  AA4.24%
  AA-2.36%
  AA+0.32%
  AAA1.03%
  B0.75%
  B-2.26%
  B+2.14%
  BB6.67%
  BB-5.00%
  BB+6.47%
  BBB3.00%
  BBB-8.39%
  BBB+4.73%
  CCC0.30%
  CCC-1.01%
  CCC+0.36%
  NR40.16%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

HYMIX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1451-I

11/24

Class A

LCFIX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.77%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.78%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Tobacco and Industrial Development sectors contributed to relative performance.

Top detractors from the Fund’s performance:  Security selection within the Transportation, Local General Obligation and Education sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,775	$10,000	$10,000	$10,000
10/31/2014	$9,875	$10,069	$10,080	$10,098
11/30/2014	$9,885	$10,086	$10,093	$10,170
12/31/2014	$9,967	$10,137	$10,163	$10,179
1/31/2015	$10,168	$10,316	$10,356	$10,393
2/28/2015	$10,050	$10,210	$10,248	$10,295
3/31/2015	$10,078	$10,240	$10,282	$10,343
4/30/2015	$10,014	$10,186	$10,215	$10,306
5/31/2015	$9,996	$10,158	$10,191	$10,281
6/30/2015	$9,951	$10,148	$10,126	$10,169
7/31/2015	$10,008	$10,222	$10,199	$10,240
8/31/2015	$10,037	$10,242	$10,230	$10,225
9/30/2015	$10,121	$10,316	$10,303	$10,294
10/31/2015	$10,177	$10,357	$10,350	$10,296
11/30/2015	$10,235	$10,398	$10,409	$10,269
12/31/2015	$10,330	$10,472	$10,506	$10,235
1/31/2016	$10,463	$10,596	$10,612	$10,376
2/29/2016	$10,484	$10,613	$10,624	$10,450
3/31/2016	$10,532	$10,647	$10,694	$10,546
4/30/2016	$10,627	$10,725	$10,784	$10,586
5/31/2016	$10,694	$10,754	$10,839	$10,589
6/30/2016	$10,914	$10,925	$11,036	$10,779
7/31/2016	$10,923	$10,932	$11,021	$10,847
8/31/2016	$10,950	$10,947	$11,049	$10,835
9/30/2016	$10,910	$10,892	$10,995	$10,829
10/31/2016	$10,783	$10,778	$10,870	$10,746
11/30/2016	$10,269	$10,376	$10,394	$10,492
12/31/2016	$10,345	$10,497	$10,502	$10,506
1/31/2017	$10,442	$10,567	$10,558	$10,527
2/28/2017	$10,519	$10,640	$10,634	$10,598
3/31/2017	$10,537	$10,663	$10,671	$10,592
4/30/2017	$10,624	$10,740	$10,830	$10,674
5/31/2017	$10,790	$10,911	$11,004	$10,756
6/30/2017	$10,788	$10,872	$10,990	$10,745
7/31/2017	$10,865	$10,960	$11,056	$10,792
8/31/2017	$10,960	$11,043	$11,147	$10,888
9/30/2017	$10,897	$10,987	$11,096	$10,836
10/31/2017	$10,925	$11,014	$11,114	$10,843
11/30/2017	$10,902	$10,955	$11,094	$10,829
12/31/2017	$11,040	$11,069	$11,212	$10,879
1/31/2018	$10,906	$10,939	$11,088	$10,753
2/28/2018	$10,854	$10,906	$11,037	$10,651
3/31/2018	$10,932	$10,947	$11,091	$10,720
4/30/2018	$10,889	$10,908	$11,056	$10,640
5/31/2018	$11,039	$11,033	$11,198	$10,716
6/30/2018	$11,056	$11,042	$11,209	$10,703
7/31/2018	$11,074	$11,069	$11,226	$10,705
8/31/2018	$11,112	$11,097	$11,257	$10,774
9/30/2018	$11,028	$11,025	$11,177	$10,705
10/31/2018	$10,903	$10,957	$11,073	$10,620
11/30/2018	$10,994	$11,079	$11,160	$10,683
12/31/2018	$11,095	$11,211	$11,272	$10,880
1/31/2019	$11,155	$11,296	$11,333	$10,995
2/28/2019	$11,227	$11,357	$11,395	$10,989
3/31/2019	$11,464	$11,536	$11,595	$11,200
4/30/2019	$11,545	$11,579	$11,651	$11,203
5/31/2019	$11,740	$11,739	$11,836	$11,402
6/30/2019	$11,789	$11,782	$11,881	$11,545
7/31/2019	$11,869	$11,877	$11,967	$11,570
8/31/2019	$12,148	$12,065	$12,189	$11,870
9/30/2019	$12,059	$11,968	$12,108	$11,807
10/31/2019	$12,053	$11,989	$12,111	$11,842
11/30/2019	$12,080	$12,019	$12,139	$11,836
12/31/2019	$12,127	$12,056	$12,168	$11,828
1/31/2020	$12,397	$12,273	$12,401	$12,056
2/29/2020	$12,635	$12,431	$12,596	$12,273
3/31/2020	$11,775	$11,980	$11,886	$12,201
4/30/2020	$11,501	$11,830	$11,650	$12,417
5/31/2020	$11,955	$12,206	$12,059	$12,475
6/30/2020	$12,163	$12,307	$12,230	$12,554
7/31/2020	$12,425	$12,514	$12,451	$12,741
8/31/2020	$12,363	$12,455	$12,398	$12,638
9/30/2020	$12,344	$12,458	$12,398	$12,632
10/31/2020	$12,325	$12,420	$12,377	$12,575
11/30/2020	$12,588	$12,608	$12,611	$12,699
12/31/2020	$12,689	$12,685	$12,704	$12,716
1/31/2021	$12,811	$12,765	$12,806	$12,625
2/28/2021	$12,552	$12,563	$12,591	$12,443
3/31/2021	$12,652	$12,640	$12,680	$12,287
4/30/2021	$12,808	$12,746	$12,818	$12,384
5/31/2021	$12,897	$12,784	$12,901	$12,425
6/30/2021	$12,953	$12,819	$12,958	$12,512
7/31/2021	$13,076	$12,925	$13,068	$12,652
8/31/2021	$12,999	$12,878	$13,011	$12,628
9/30/2021	$12,857	$12,785	$12,891	$12,518
10/31/2021	$12,846	$12,748	$12,877	$12,515
11/30/2021	$12,992	$12,856	$13,001	$12,552
12/31/2021	$13,025	$12,877	$13,019	$12,520
1/31/2022	$12,579	$12,525	$12,652	$12,250
2/28/2022	$12,468	$12,480	$12,571	$12,114
3/31/2022	$11,966	$12,075	$12,143	$11,777
4/30/2022	$11,442	$11,741	$11,711	$11,330
5/31/2022	$11,623	$11,916	$11,880	$11,403
6/30/2022	$11,232	$11,720	$11,554	$11,224
7/31/2022	$11,652	$12,030	$11,931	$11,498
8/31/2022	$11,338	$11,766	$11,648	$11,174
9/30/2022	$10,787	$11,315	$11,118	$10,691
10/31/2022	$10,632	$11,221	$10,977	$10,552
11/30/2022	$11,284	$11,746	$11,585	$10,940
12/31/2022	$11,288	$11,779	$11,586	$10,891
1/31/2023	$11,703	$12,117	$11,962	$11,226
2/28/2023	$11,389	$11,843	$11,662	$10,936
3/31/2023	$11,613	$12,106	$11,865	$11,214
4/30/2023	$11,618	$12,079	$11,867	$11,282
5/31/2023	$11,532	$11,974	$11,784	$11,159
6/30/2023	$11,678	$12,094	$11,872	$11,119
7/31/2023	$11,708	$12,142	$11,904	$11,111
8/31/2023	$11,530	$11,967	$11,750	$11,040
9/30/2023	$11,165	$11,616	$11,403	$10,760
10/31/2023	$10,963	$11,517	$11,202	$10,590
11/30/2023	$11,734	$12,249	$11,982	$11,069
12/31/2023	$12,071	$12,533	$12,306	$11,493
1/31/2024	$12,068	$12,469	$12,304	$11,462
2/29/2024	$12,089	$12,485	$12,325	$11,300
3/31/2024	$12,098	$12,485	$12,346	$11,404
4/30/2024	$11,952	$12,330	$12,197	$11,116
5/31/2024	$11,973	$12,294	$12,217	$11,304
6/30/2024	$12,162	$12,482	$12,433	$11,412
7/31/2024	$12,268	$12,596	$12,536	$11,678
8/31/2024	$12,325	$12,696	$12,620	$11,846
9/30/2024	$12,479	$12,821	$12,761	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A at NAV	11.78%	0.69%	2.47%
Class A with sales charge	9.26%	0.24%	2.24%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper California Municipal Debt Funds Average	11.91%	1.06%	2.47%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$667,621,225
# of Portfolio Holdings	274
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,699,455

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.21%
  A-7.22%
  A+12.73%
  AA25.04%
  AA-10.22%
  AA+2.93%
  AAA0.17%
  B+0.07%
  BB2.47%
  BB-0.31%
  BB+3.20%
  BBB4.70%
  BBB-3.58%
  BBB+6.68%
  CCC0.10%
  CCC-0.08%
  NR8.29%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LCFIX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-2-A

11/24

Class C

CALAX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.37%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.10%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Tobacco and Industrial Development sectors contributed to relative performance.

Top detractors from the Fund’s performance:  Security selection within the Transportation, Local General Obligation and Education sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,097	$10,069	$10,080	$10,098
11/30/2014	$10,102	$10,086	$10,093	$10,170
12/31/2014	$10,181	$10,137	$10,163	$10,179
1/31/2015	$10,390	$10,316	$10,356	$10,393
2/28/2015	$10,265	$10,210	$10,248	$10,295
3/31/2015	$10,288	$10,240	$10,282	$10,343
4/30/2015	$10,217	$10,186	$10,215	$10,306
5/31/2015	$10,194	$10,158	$10,191	$10,281
6/30/2015	$10,133	$10,148	$10,126	$10,169
7/31/2015	$10,185	$10,222	$10,199	$10,240
8/31/2015	$10,209	$10,242	$10,230	$10,225
9/30/2015	$10,289	$10,316	$10,303	$10,294
10/31/2015	$10,341	$10,357	$10,350	$10,296
11/30/2015	$10,395	$10,398	$10,409	$10,269
12/31/2015	$10,485	$10,472	$10,506	$10,235
1/31/2016	$10,615	$10,596	$10,612	$10,376
2/29/2016	$10,630	$10,613	$10,624	$10,450
3/31/2016	$10,683	$10,647	$10,694	$10,546
4/30/2016	$10,774	$10,725	$10,784	$10,586
5/31/2016	$10,836	$10,754	$10,839	$10,589
6/30/2016	$11,053	$10,925	$11,036	$10,779
7/31/2016	$11,056	$10,932	$11,021	$10,847
8/31/2016	$11,068	$10,947	$11,049	$10,835
9/30/2016	$11,031	$10,892	$10,995	$10,829
10/31/2016	$10,887	$10,778	$10,870	$10,746
11/30/2016	$10,363	$10,376	$10,394	$10,492
12/31/2016	$10,434	$10,497	$10,502	$10,506
1/31/2017	$10,526	$10,567	$10,558	$10,527
2/28/2017	$10,608	$10,640	$10,634	$10,598
3/31/2017	$10,621	$10,663	$10,671	$10,592
4/30/2017	$10,703	$10,740	$10,830	$10,674
5/31/2017	$10,863	$10,911	$11,004	$10,756
6/30/2017	$10,846	$10,872	$10,990	$10,745
7/31/2017	$10,917	$10,960	$11,056	$10,792
8/31/2017	$11,007	$11,043	$11,147	$10,888
9/30/2017	$10,938	$10,987	$11,096	$10,836
10/31/2017	$10,959	$11,014	$11,114	$10,843
11/30/2017	$10,941	$10,955	$11,094	$10,829
12/31/2017	$11,063	$11,069	$11,212	$10,879
1/31/2018	$10,924	$10,939	$11,088	$10,753
2/28/2018	$10,867	$10,906	$11,037	$10,651
3/31/2018	$10,949	$10,947	$11,091	$10,720
4/30/2018	$10,890	$10,908	$11,056	$10,640
5/31/2018	$11,034	$11,033	$11,198	$10,716
6/30/2018	$11,056	$11,042	$11,209	$10,703
7/31/2018	$11,058	$11,069	$11,226	$10,705
8/31/2018	$11,101	$11,097	$11,257	$10,774
9/30/2018	$11,001	$11,025	$11,177	$10,705
10/31/2018	$10,881	$10,957	$11,073	$10,620
11/30/2018	$10,956	$11,079	$11,160	$10,683
12/31/2018	$11,051	$11,211	$11,272	$10,880
1/31/2019	$11,115	$11,296	$11,333	$10,995
2/28/2019	$11,182	$11,357	$11,395	$10,989
3/31/2019	$11,401	$11,536	$11,595	$11,200
4/30/2019	$11,476	$11,579	$11,651	$11,203
5/31/2019	$11,664	$11,739	$11,836	$11,402
6/30/2019	$11,707	$11,782	$11,881	$11,545
7/31/2019	$11,791	$11,877	$11,967	$11,570
8/31/2019	$12,051	$12,065	$12,189	$11,870
9/30/2019	$11,956	$11,968	$12,108	$11,807
10/31/2019	$11,955	$11,989	$12,111	$11,842
11/30/2019	$11,964	$12,019	$12,139	$11,836
12/31/2019	$12,015	$12,056	$12,168	$11,828
1/31/2020	$12,275	$12,273	$12,401	$12,056
2/29/2020	$12,495	$12,431	$12,596	$12,273
3/31/2020	$11,637	$11,980	$11,886	$12,201
4/30/2020	$11,360	$11,830	$11,650	$12,417
5/31/2020	$11,802	$12,206	$12,059	$12,475
6/30/2020	$12,012	$12,307	$12,230	$12,554
7/31/2020	$12,253	$12,514	$12,451	$12,741
8/31/2020	$12,195	$12,455	$12,398	$12,638
9/30/2020	$12,169	$12,458	$12,398	$12,632
10/31/2020	$12,144	$12,420	$12,377	$12,575
11/30/2020	$12,397	$12,608	$12,611	$12,699
12/31/2020	$12,478	$12,685	$12,704	$12,716
1/31/2021	$12,591	$12,765	$12,806	$12,625
2/28/2021	$12,341	$12,563	$12,591	$12,443
3/31/2021	$12,422	$12,640	$12,680	$12,287
4/30/2021	$12,568	$12,746	$12,818	$12,384
5/31/2021	$12,649	$12,784	$12,901	$12,425
6/30/2021	$12,698	$12,819	$12,958	$12,512
7/31/2021	$12,811	$12,925	$13,068	$12,652
8/31/2021	$12,740	$12,878	$13,011	$12,628
9/30/2021	$12,594	$12,785	$12,891	$12,518
10/31/2021	$12,566	$12,748	$12,877	$12,515
11/30/2021	$12,701	$12,856	$13,001	$12,552
12/31/2021	$12,727	$12,877	$13,019	$12,520
1/31/2022	$12,285	$12,525	$12,652	$12,250
2/28/2022	$12,181	$12,480	$12,571	$12,114
3/31/2022	$11,685	$12,075	$12,143	$11,777
4/30/2022	$11,157	$11,741	$11,711	$11,330
5/31/2022	$11,328	$11,916	$11,880	$11,403
6/30/2022	$10,952	$11,720	$11,554	$11,224
7/31/2022	$11,343	$12,030	$11,931	$11,498
8/31/2022	$11,032	$11,766	$11,648	$11,174
9/30/2022	$10,490	$11,315	$11,118	$10,691
10/31/2022	$10,334	$11,221	$10,977	$10,552
11/30/2022	$10,963	$11,746	$11,585	$10,940
12/31/2022	$10,971	$11,779	$11,586	$10,891
1/31/2023	$11,358	$12,117	$11,962	$11,226
2/28/2023	$11,047	$11,843	$11,662	$10,936
3/31/2023	$11,258	$12,106	$11,865	$11,214
4/30/2023	$11,269	$12,079	$11,867	$11,282
5/31/2023	$11,180	$11,974	$11,784	$11,159
6/30/2023	$11,304	$12,094	$11,872	$11,119
7/31/2023	$11,327	$12,142	$11,904	$11,111
8/31/2023	$11,149	$11,967	$11,750	$11,040
9/30/2023	$10,801	$11,616	$11,403	$10,760
10/31/2023	$10,600	$11,517	$11,202	$10,590
11/30/2023	$11,340	$12,249	$11,982	$11,069
12/31/2023	$11,660	$12,533	$12,306	$11,493
1/31/2024	$11,639	$12,469	$12,304	$11,462
2/29/2024	$11,654	$12,485	$12,325	$11,300
3/31/2024	$11,657	$12,485	$12,346	$11,404
4/30/2024	$11,511	$12,330	$12,197	$11,116
5/31/2024	$11,526	$12,294	$12,217	$11,304
6/30/2024	$11,713	$12,482	$12,433	$11,412
7/31/2024	$11,797	$12,596	$12,536	$11,678
8/31/2024	$11,858	$12,696	$12,620	$11,846
9/30/2024	$12,000	$12,821	$12,761	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C at NAV	11.10%	0.07%	1.84%
Class C with sales charge	10.10%	0.07%	1.84%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper California Municipal Debt Funds Average	11.91%	1.06%	2.47%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$667,621,225
# of Portfolio Holdings	274
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,699,455

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.21%
  A-7.22%
  A+12.73%
  AA25.04%
  AA-10.22%
  AA+2.93%
  AAA0.17%
  B+0.07%
  BB2.47%
  BB-0.31%
  BB+3.20%
  BBB4.70%
  BBB-3.58%
  BBB+6.68%
  CCC0.10%
  CCC-0.08%
  NR8.29%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

CALAX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-670-C

11/24

Class F

LCFFX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.67%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.89%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Tobacco and Industrial Development sectors contributed to relative performance.

Top detractors from the Fund’s performance:  Security selection within the Transportation, Local General Obligation and Education sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,103	$10,069	$10,080	$10,098
11/30/2014	$10,114	$10,086	$10,093	$10,170
12/31/2014	$10,200	$10,137	$10,163	$10,179
1/31/2015	$10,406	$10,316	$10,356	$10,393
2/28/2015	$10,286	$10,210	$10,248	$10,295
3/31/2015	$10,315	$10,240	$10,282	$10,343
4/30/2015	$10,251	$10,186	$10,215	$10,306
5/31/2015	$10,233	$10,158	$10,191	$10,281
6/30/2015	$10,188	$10,148	$10,126	$10,169
7/31/2015	$10,247	$10,222	$10,199	$10,240
8/31/2015	$10,277	$10,242	$10,230	$10,225
9/30/2015	$10,364	$10,316	$10,303	$10,294
10/31/2015	$10,423	$10,357	$10,350	$10,296
11/30/2015	$10,483	$10,398	$10,409	$10,269
12/31/2015	$10,581	$10,472	$10,506	$10,235
1/31/2016	$10,718	$10,596	$10,612	$10,376
2/29/2016	$10,740	$10,613	$10,624	$10,450
3/31/2016	$10,790	$10,647	$10,694	$10,546
4/30/2016	$10,889	$10,725	$10,784	$10,586
5/31/2016	$10,958	$10,754	$10,839	$10,589
6/30/2016	$11,184	$10,925	$11,036	$10,779
7/31/2016	$11,194	$10,932	$11,021	$10,847
8/31/2016	$11,223	$10,947	$11,049	$10,835
9/30/2016	$11,183	$10,892	$10,995	$10,829
10/31/2016	$11,053	$10,778	$10,870	$10,746
11/30/2016	$10,528	$10,376	$10,394	$10,492
12/31/2016	$10,607	$10,497	$10,502	$10,506
1/31/2017	$10,706	$10,567	$10,558	$10,527
2/28/2017	$10,786	$10,640	$10,634	$10,598
3/31/2017	$10,806	$10,663	$10,671	$10,592
4/30/2017	$10,896	$10,740	$10,830	$10,674
5/31/2017	$11,066	$10,911	$11,004	$10,756
6/30/2017	$11,065	$10,872	$10,990	$10,745
7/31/2017	$11,145	$10,960	$11,056	$10,792
8/31/2017	$11,244	$11,043	$11,147	$10,888
9/30/2017	$11,180	$10,987	$11,096	$10,836
10/31/2017	$11,209	$11,014	$11,114	$10,843
11/30/2017	$11,188	$10,955	$11,094	$10,829
12/31/2017	$11,329	$11,069	$11,212	$10,879
1/31/2018	$11,193	$10,939	$11,088	$10,753
2/28/2018	$11,141	$10,906	$11,037	$10,651
3/31/2018	$11,221	$10,947	$11,091	$10,720
4/30/2018	$11,179	$10,908	$11,056	$10,640
5/31/2018	$11,333	$11,033	$11,198	$10,716
6/30/2018	$11,352	$11,042	$11,209	$10,703
7/31/2018	$11,371	$11,069	$11,226	$10,705
8/31/2018	$11,411	$11,097	$11,257	$10,774
9/30/2018	$11,315	$11,025	$11,177	$10,705
10/31/2018	$11,198	$10,957	$11,073	$10,620
11/30/2018	$11,292	$11,079	$11,160	$10,683
12/31/2018	$11,397	$11,211	$11,272	$10,880
1/31/2019	$11,459	$11,296	$11,333	$10,995
2/28/2019	$11,535	$11,357	$11,395	$10,989
3/31/2019	$11,779	$11,536	$11,595	$11,200
4/30/2019	$11,863	$11,579	$11,651	$11,203
5/31/2019	$12,064	$11,739	$11,836	$11,402
6/30/2019	$12,116	$11,782	$11,881	$11,545
7/31/2019	$12,199	$11,877	$11,967	$11,570
8/31/2019	$12,487	$12,065	$12,189	$11,870
9/30/2019	$12,396	$11,968	$12,108	$11,807
10/31/2019	$12,392	$11,989	$12,111	$11,842
11/30/2019	$12,420	$12,019	$12,139	$11,836
12/31/2019	$12,469	$12,056	$12,168	$11,828
1/31/2020	$12,748	$12,273	$12,401	$12,056
2/29/2020	$12,994	$12,431	$12,596	$12,273
3/31/2020	$12,110	$11,980	$11,886	$12,201
4/30/2020	$11,829	$11,830	$11,650	$12,417
5/31/2020	$12,297	$12,206	$12,059	$12,475
6/30/2020	$12,512	$12,307	$12,230	$12,554
7/31/2020	$12,783	$12,514	$12,451	$12,741
8/31/2020	$12,719	$12,455	$12,398	$12,638
9/30/2020	$12,701	$12,458	$12,398	$12,632
10/31/2020	$12,683	$12,420	$12,377	$12,575
11/30/2020	$12,955	$12,608	$12,611	$12,699
12/31/2020	$13,059	$12,685	$12,704	$12,716
1/31/2021	$13,186	$12,765	$12,806	$12,625
2/28/2021	$12,921	$12,563	$12,591	$12,443
3/31/2021	$13,025	$12,640	$12,680	$12,287
4/30/2021	$13,186	$12,746	$12,818	$12,384
5/31/2021	$13,279	$12,784	$12,901	$12,425
6/30/2021	$13,338	$12,819	$12,958	$12,512
7/31/2021	$13,465	$12,925	$13,068	$12,652
8/31/2021	$13,387	$12,878	$13,011	$12,628
9/30/2021	$13,242	$12,785	$12,891	$12,518
10/31/2021	$13,232	$12,748	$12,877	$12,515
11/30/2021	$13,383	$12,856	$13,001	$12,552
12/31/2021	$13,418	$12,877	$13,019	$12,520
1/31/2022	$12,960	$12,525	$12,652	$12,250
2/28/2022	$12,847	$12,480	$12,571	$12,114
3/31/2022	$12,331	$12,075	$12,143	$11,777
4/30/2022	$11,792	$11,741	$11,711	$11,330
5/31/2022	$11,979	$11,916	$11,880	$11,403
6/30/2022	$11,589	$11,720	$11,554	$11,224
7/31/2022	$12,011	$12,030	$11,931	$11,498
8/31/2022	$11,688	$11,766	$11,648	$11,174
9/30/2022	$11,121	$11,315	$11,118	$10,691
10/31/2022	$10,962	$11,221	$10,977	$10,552
11/30/2022	$11,636	$11,746	$11,585	$10,940
12/31/2022	$11,641	$11,779	$11,586	$10,891
1/31/2023	$12,070	$12,117	$11,962	$11,226
2/28/2023	$11,746	$11,843	$11,662	$10,936
3/31/2023	$11,978	$12,106	$11,865	$11,214
4/30/2023	$11,997	$12,079	$11,867	$11,282
5/31/2023	$11,897	$11,974	$11,784	$11,159
6/30/2023	$12,049	$12,094	$11,872	$11,119
7/31/2023	$12,081	$12,142	$11,904	$11,111
8/31/2023	$11,898	$11,967	$11,750	$11,040
9/30/2023	$11,522	$11,616	$11,403	$10,760
10/31/2023	$11,314	$11,517	$11,202	$10,590
11/30/2023	$12,111	$12,249	$11,982	$11,069
12/31/2023	$12,461	$12,533	$12,306	$11,493
1/31/2024	$12,458	$12,469	$12,304	$11,462
2/29/2024	$12,481	$12,485	$12,325	$11,300
3/31/2024	$12,491	$12,485	$12,346	$11,404
4/30/2024	$12,342	$12,330	$12,197	$11,116
5/31/2024	$12,365	$12,294	$12,217	$11,304
6/30/2024	$12,561	$12,482	$12,433	$11,412
7/31/2024	$12,671	$12,596	$12,536	$11,678
8/31/2024	$12,731	$12,696	$12,620	$11,846
9/30/2024	$12,892	$12,821	$12,761	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class F at NAV	11.89%	0.79%	2.57%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper California Municipal Debt Funds Average	11.91%	1.06%	2.47%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$667,621,225
# of Portfolio Holdings	274
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,699,455

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.21%
  A-7.22%
  A+12.73%
  AA25.04%
  AA-10.22%
  AA+2.93%
  AAA0.17%
  B+0.07%
  BB2.47%
  BB-0.31%
  BB+3.20%
  BBB4.70%
  BBB-3.58%
  BBB+6.68%
  CCC0.10%
  CCC-0.08%
  NR8.29%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LCFFX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1030-F

11/24

Class F3

LCFOX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$57	0.54%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.04%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Tobacco and Industrial Development sectors contributed to relative performance.

Top detractors from the Fund’s performance:  Security selection within the Transportation, Local General Obligation and Education sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,071	$10,060	$10,130	$10,051
5/31/2017	$10,230	$10,219	$10,293	$10,128
6/30/2017	$10,230	$10,183	$10,280	$10,118
7/31/2017	$10,295	$10,265	$10,341	$10,162
8/31/2017	$10,388	$10,343	$10,427	$10,253
9/30/2017	$10,330	$10,291	$10,379	$10,204
10/31/2017	$10,358	$10,316	$10,396	$10,210
11/30/2017	$10,348	$10,260	$10,377	$10,197
12/31/2017	$10,470	$10,368	$10,487	$10,244
1/31/2018	$10,346	$10,246	$10,371	$10,126
2/28/2018	$10,308	$10,215	$10,324	$10,030
3/31/2018	$10,384	$10,253	$10,374	$10,094
4/30/2018	$10,345	$10,216	$10,341	$10,019
5/31/2018	$10,488	$10,333	$10,474	$10,091
6/30/2018	$10,507	$10,342	$10,485	$10,078
7/31/2018	$10,517	$10,367	$10,500	$10,080
8/31/2018	$10,565	$10,394	$10,529	$10,145
9/30/2018	$10,477	$10,326	$10,455	$10,080
10/31/2018	$10,370	$10,263	$10,357	$10,000
11/30/2018	$10,448	$10,376	$10,439	$10,060
12/31/2018	$10,546	$10,501	$10,543	$10,245
1/31/2019	$10,614	$10,580	$10,601	$10,354
2/28/2019	$10,685	$10,637	$10,658	$10,348
3/31/2019	$10,903	$10,805	$10,846	$10,546
4/30/2019	$10,991	$10,845	$10,898	$10,549
5/31/2019	$11,169	$10,995	$11,071	$10,736
6/30/2019	$11,218	$11,035	$11,113	$10,871
7/31/2019	$11,306	$11,124	$11,194	$10,895
8/31/2019	$11,564	$11,300	$11,401	$11,177
9/30/2019	$11,481	$11,209	$11,325	$11,118
10/31/2019	$11,488	$11,229	$11,328	$11,151
11/30/2019	$11,515	$11,257	$11,354	$11,146
12/31/2019	$11,562	$11,292	$11,382	$11,138
1/31/2020	$11,822	$11,495	$11,599	$11,352
2/29/2020	$12,041	$11,643	$11,782	$11,557
3/31/2020	$11,233	$11,221	$11,118	$11,489
4/30/2020	$10,973	$11,080	$10,897	$11,693
5/31/2020	$11,409	$11,432	$11,280	$11,747
6/30/2020	$11,610	$11,526	$11,440	$11,821
7/31/2020	$11,851	$11,720	$11,646	$11,998
8/31/2020	$11,804	$11,665	$11,597	$11,901
9/30/2020	$11,788	$11,668	$11,597	$11,894
10/31/2020	$11,772	$11,633	$11,577	$11,841
11/30/2020	$12,027	$11,808	$11,796	$11,958
12/31/2020	$12,125	$11,880	$11,883	$11,974
1/31/2021	$12,233	$11,956	$11,978	$11,888
2/28/2021	$11,998	$11,766	$11,777	$11,716
3/31/2021	$12,086	$11,839	$11,860	$11,570
4/30/2021	$12,247	$11,938	$11,990	$11,662
5/31/2021	$12,324	$11,974	$12,067	$11,700
6/30/2021	$12,391	$12,007	$12,120	$11,782
7/31/2021	$12,500	$12,106	$12,223	$11,914
8/31/2021	$12,440	$12,062	$12,170	$11,891
9/30/2021	$12,306	$11,975	$12,058	$11,788
10/31/2021	$12,287	$11,940	$12,045	$11,785
11/30/2021	$12,439	$12,041	$12,161	$11,820
12/31/2021	$12,463	$12,061	$12,178	$11,789
1/31/2022	$12,038	$11,731	$11,834	$11,535
2/28/2022	$11,945	$11,688	$11,758	$11,407
3/31/2022	$11,466	$11,310	$11,358	$11,090
4/30/2022	$10,955	$10,997	$10,954	$10,669
5/31/2022	$11,131	$11,160	$11,112	$10,738
6/30/2022	$10,769	$10,977	$10,807	$10,569
7/31/2022	$11,173	$11,267	$11,160	$10,828
8/31/2022	$10,875	$11,020	$10,895	$10,522
9/30/2022	$10,337	$10,597	$10,399	$10,067
10/31/2022	$10,190	$10,509	$10,268	$9,937
11/30/2022	$10,829	$11,001	$10,836	$10,302
12/31/2022	$10,835	$11,032	$10,837	$10,256
1/31/2023	$11,225	$11,349	$11,189	$10,571
2/28/2023	$10,935	$11,093	$10,908	$10,298
3/31/2023	$11,141	$11,339	$11,098	$10,559
4/30/2023	$11,160	$11,313	$11,100	$10,623
5/31/2023	$11,079	$11,215	$11,022	$10,508
6/30/2023	$11,211	$11,327	$11,105	$10,470
7/31/2023	$11,253	$11,372	$11,135	$10,463
8/31/2023	$11,072	$11,208	$10,991	$10,396
9/30/2023	$10,734	$10,880	$10,666	$10,132
10/31/2023	$10,542	$10,787	$10,478	$9,972
11/30/2023	$11,286	$11,472	$11,208	$10,424
12/31/2023	$11,613	$11,739	$11,511	$10,823
1/31/2024	$11,600	$11,679	$11,509	$10,793
2/29/2024	$11,623	$11,694	$11,528	$10,640
3/31/2024	$11,633	$11,693	$11,548	$10,739
4/30/2024	$11,496	$11,548	$11,409	$10,467
5/31/2024	$11,518	$11,515	$11,427	$10,645
6/30/2024	$11,714	$11,691	$11,629	$10,746
7/31/2024	$11,817	$11,798	$11,726	$10,997
8/31/2024	$11,875	$11,891	$11,804	$11,155
9/30/2024	$12,026	$12,008	$11,936	$11,304

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	12.04%	0.93%	2.49%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.47%
Lipper California Municipal Debt Funds Average	11.91%	1.06%	2.39%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$667,621,225
# of Portfolio Holdings	274
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,699,455

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.21%
  A-7.22%
  A+12.73%
  AA25.04%
  AA-10.22%
  AA+2.93%
  AAA0.17%
  B+0.07%
  BB2.47%
  BB-0.31%
  BB+3.20%
  BBB4.70%
  BBB-3.58%
  BBB+6.68%
  CCC0.10%
  CCC-0.08%
  NR8.29%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LCFOX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-8985-F3

11/24

Class I

CAILX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.57%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.01%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Tobacco and Industrial Development sectors contributed to relative performance.

Top detractors from the Fund’s performance:  Security selection within the Transportation, Local General Obligation and Education sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,094	$10,069	$10,080	$10,098
11/30/2014	$10,115	$10,086	$10,093	$10,170
12/31/2014	$10,192	$10,137	$10,163	$10,179
1/31/2015	$10,408	$10,316	$10,356	$10,393
2/28/2015	$10,289	$10,210	$10,248	$10,295
3/31/2015	$10,319	$10,240	$10,282	$10,343
4/30/2015	$10,256	$10,186	$10,215	$10,306
5/31/2015	$10,239	$10,158	$10,191	$10,281
6/30/2015	$10,185	$10,148	$10,126	$10,169
7/31/2015	$10,244	$10,222	$10,199	$10,240
8/31/2015	$10,275	$10,242	$10,230	$10,225
9/30/2015	$10,363	$10,316	$10,303	$10,294
10/31/2015	$10,423	$10,357	$10,350	$10,296
11/30/2015	$10,484	$10,398	$10,409	$10,269
12/31/2015	$10,583	$10,472	$10,506	$10,235
1/31/2016	$10,722	$10,596	$10,612	$10,376
2/29/2016	$10,744	$10,613	$10,624	$10,450
3/31/2016	$10,805	$10,647	$10,694	$10,546
4/30/2016	$10,904	$10,725	$10,784	$10,586
5/31/2016	$10,974	$10,754	$10,839	$10,589
6/30/2016	$11,201	$10,925	$11,036	$10,779
7/31/2016	$11,213	$10,932	$11,021	$10,847
8/31/2016	$11,233	$10,947	$11,049	$10,835
9/30/2016	$11,203	$10,892	$10,995	$10,829
10/31/2016	$11,065	$10,778	$10,870	$10,746
11/30/2016	$10,539	$10,376	$10,394	$10,492
12/31/2016	$10,619	$10,497	$10,502	$10,506
1/31/2017	$10,720	$10,567	$10,558	$10,527
2/28/2017	$10,801	$10,640	$10,634	$10,598
3/31/2017	$10,831	$10,663	$10,671	$10,592
4/30/2017	$10,923	$10,740	$10,830	$10,674
5/31/2017	$11,094	$10,911	$11,004	$10,756
6/30/2017	$11,084	$10,872	$10,990	$10,745
7/31/2017	$11,165	$10,960	$11,056	$10,792
8/31/2017	$11,265	$11,043	$11,147	$10,888
9/30/2017	$11,202	$10,987	$11,096	$10,836
10/31/2017	$11,232	$11,014	$11,114	$10,843
11/30/2017	$11,221	$10,955	$11,094	$10,829
12/31/2017	$11,354	$11,069	$11,212	$10,879
1/31/2018	$11,219	$10,939	$11,088	$10,753
2/28/2018	$11,167	$10,906	$11,037	$10,651
3/31/2018	$11,249	$10,947	$11,091	$10,720
4/30/2018	$11,207	$10,908	$11,056	$10,640
5/31/2018	$11,362	$11,033	$11,198	$10,716
6/30/2018	$11,393	$11,042	$11,209	$10,703
7/31/2018	$11,402	$11,069	$11,226	$10,705
8/31/2018	$11,444	$11,097	$11,257	$10,774
9/30/2018	$11,359	$11,025	$11,177	$10,705
10/31/2018	$11,232	$10,957	$11,073	$10,620
11/30/2018	$11,327	$11,079	$11,160	$10,683
12/31/2018	$11,433	$11,211	$11,272	$10,880
1/31/2019	$11,496	$11,296	$11,333	$10,995
2/28/2019	$11,584	$11,357	$11,395	$10,989
3/31/2019	$11,819	$11,536	$11,595	$11,200
4/30/2019	$11,904	$11,579	$11,651	$11,203
5/31/2019	$12,108	$11,739	$11,836	$11,402
6/30/2019	$12,161	$11,782	$11,881	$11,545
7/31/2019	$12,245	$11,877	$11,967	$11,570
8/31/2019	$12,535	$12,065	$12,189	$11,870
9/30/2019	$12,445	$11,968	$12,108	$11,807
10/31/2019	$12,452	$11,989	$12,111	$11,842
11/30/2019	$12,471	$12,019	$12,139	$11,836
12/31/2019	$12,521	$12,056	$12,168	$11,828
1/31/2020	$12,802	$12,273	$12,401	$12,056
2/29/2020	$13,051	$12,431	$12,596	$12,273
3/31/2020	$12,164	$11,980	$11,886	$12,201
4/30/2020	$11,883	$11,830	$11,650	$12,417
5/31/2020	$12,354	$12,206	$12,059	$12,475
6/30/2020	$12,583	$12,307	$12,230	$12,554
7/31/2020	$12,844	$12,514	$12,451	$12,741
8/31/2020	$12,782	$12,455	$12,398	$12,638
9/30/2020	$12,775	$12,458	$12,398	$12,632
10/31/2020	$12,747	$12,420	$12,377	$12,575
11/30/2020	$13,022	$12,608	$12,611	$12,699
12/31/2020	$13,128	$12,685	$12,704	$12,716
1/31/2021	$13,257	$12,765	$12,806	$12,625
2/28/2021	$12,991	$12,563	$12,591	$12,443
3/31/2021	$13,096	$12,640	$12,680	$12,287
4/30/2021	$13,260	$12,746	$12,818	$12,384
5/31/2021	$13,354	$12,784	$12,901	$12,425
6/30/2021	$13,415	$12,819	$12,958	$12,512
7/31/2021	$13,544	$12,925	$13,068	$12,652
8/31/2021	$13,467	$12,878	$13,011	$12,628
9/30/2021	$13,333	$12,785	$12,891	$12,518
10/31/2021	$13,313	$12,748	$12,877	$12,515
11/30/2021	$13,466	$12,856	$13,001	$12,552
12/31/2021	$13,502	$12,877	$13,019	$12,520
1/31/2022	$13,042	$12,525	$12,652	$12,250
2/28/2022	$12,929	$12,480	$12,571	$12,114
3/31/2022	$12,422	$12,075	$12,143	$11,777
4/30/2022	$11,868	$11,741	$11,711	$11,330
5/31/2022	$12,058	$11,916	$11,880	$11,403
6/30/2022	$11,666	$11,720	$11,554	$11,224
7/31/2022	$12,092	$12,030	$11,931	$11,498
8/31/2022	$11,768	$11,766	$11,648	$11,174
9/30/2022	$11,197	$11,315	$11,118	$10,691
10/31/2022	$11,038	$11,221	$10,977	$10,552
11/30/2022	$11,718	$11,746	$11,585	$10,940
12/31/2022	$11,724	$11,779	$11,586	$10,891
1/31/2023	$12,158	$12,117	$11,962	$11,226
2/28/2023	$11,832	$11,843	$11,662	$10,936
3/31/2023	$12,067	$12,106	$11,865	$11,214
4/30/2023	$12,087	$12,079	$11,867	$11,282
5/31/2023	$11,988	$11,974	$11,784	$11,159
6/30/2023	$12,141	$12,094	$11,872	$11,119
7/31/2023	$12,175	$12,142	$11,904	$11,111
8/31/2023	$11,991	$11,967	$11,750	$11,040
9/30/2023	$11,613	$11,616	$11,403	$10,760
10/31/2023	$11,416	$11,517	$11,202	$10,590
11/30/2023	$12,221	$12,249	$11,982	$11,069
12/31/2023	$12,563	$12,533	$12,306	$11,493
1/31/2024	$12,561	$12,469	$12,304	$11,462
2/29/2024	$12,585	$12,485	$12,325	$11,300
3/31/2024	$12,596	$12,485	$12,346	$11,404
4/30/2024	$12,447	$12,330	$12,197	$11,116
5/31/2024	$12,471	$12,294	$12,217	$11,304
6/30/2024	$12,682	$12,482	$12,433	$11,412
7/31/2024	$12,782	$12,596	$12,536	$11,678
8/31/2024	$12,856	$12,696	$12,620	$11,846
9/30/2024	$13,007	$12,821	$12,761	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I at NAV	12.01%	0.89%	2.66%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper California Municipal Debt Funds Average	11.91%	1.06%	2.47%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$667,621,225
# of Portfolio Holdings	274
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,699,455

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.21%
  A-7.22%
  A+12.73%
  AA25.04%
  AA-10.22%
  AA+2.93%
  AAA0.17%
  B+0.07%
  BB2.47%
  BB-0.31%
  BB+3.20%
  BBB4.70%
  BBB-3.58%
  BBB+6.68%
  CCC0.10%
  CCC-0.08%
  NR8.29%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

CAILX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-3325-I

11/24

Class A

LISAX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.80%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care, Industrial Development and Transportation sectors contributed to relative performance. Security selection within the Transportation, Health Care and State General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: There were no significant detractors over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
9/30/2014	$9,774	$10,000	$10,000
10/31/2014	$9,843	$10,052	$10,098
11/30/2014	$9,857	$10,063	$10,170
12/31/2014	$9,889	$10,090	$10,179
1/31/2015	$10,066	$10,243	$10,393
2/28/2015	$9,980	$10,154	$10,295
3/31/2015	$10,002	$10,175	$10,343
4/30/2015	$9,960	$10,137	$10,306
5/31/2015	$9,928	$10,108	$10,281
6/30/2015	$9,887	$10,107	$10,169
7/31/2015	$9,919	$10,169	$10,240
8/31/2015	$9,933	$10,188	$10,225
9/30/2015	$10,021	$10,261	$10,294
10/31/2015	$10,081	$10,299	$10,296
11/30/2015	$10,114	$10,321	$10,269
12/31/2015	$10,172	$10,375	$10,235
1/31/2016	$10,289	$10,498	$10,376
2/29/2016	$10,312	$10,517	$10,450
3/31/2016	$10,334	$10,527	$10,546
4/30/2016	$10,394	$10,590	$10,586
5/31/2016	$10,416	$10,595	$10,589
6/30/2016	$10,570	$10,726	$10,779
7/31/2016	$10,592	$10,741	$10,847
8/31/2016	$10,603	$10,745	$10,835
9/30/2016	$10,575	$10,706	$10,829
10/31/2016	$10,481	$10,618	$10,746
11/30/2016	$10,063	$10,277	$10,492
12/31/2016	$10,106	$10,376	$10,506
1/31/2017	$10,196	$10,450	$10,527
2/28/2017	$10,257	$10,519	$10,598
3/31/2017	$10,278	$10,537	$10,592
4/30/2017	$10,368	$10,612	$10,674
5/31/2017	$10,495	$10,751	$10,756
6/30/2017	$10,467	$10,710	$10,745
7/31/2017	$10,545	$10,788	$10,792
8/31/2017	$10,652	$10,860	$10,888
9/30/2017	$10,595	$10,810	$10,836
10/31/2017	$10,606	$10,825	$10,843
11/30/2017	$10,540	$10,737	$10,829
12/31/2017	$10,620	$10,826	$10,879
1/31/2018	$10,524	$10,731	$10,753
2/28/2018	$10,488	$10,704	$10,651
3/31/2018	$10,510	$10,727	$10,720
4/30/2018	$10,483	$10,699	$10,640
5/31/2018	$10,594	$10,799	$10,716
6/30/2018	$10,617	$10,818	$10,703
7/31/2018	$10,650	$10,853	$10,705
8/31/2018	$10,673	$10,872	$10,774
9/30/2018	$10,616	$10,811	$10,705
10/31/2018	$10,540	$10,767	$10,620
11/30/2018	$10,635	$10,877	$10,683
12/31/2018	$10,740	$10,997	$10,880
1/31/2019	$10,816	$11,090	$10,995
2/28/2019	$10,893	$11,144	$10,989
3/31/2019	$11,060	$11,274	$11,200
4/30/2019	$11,096	$11,296	$11,203
5/31/2019	$11,263	$11,434	$11,402
6/30/2019	$11,319	$11,481	$11,545
7/31/2019	$11,405	$11,571	$11,570
8/31/2019	$11,583	$11,706	$11,870
9/30/2019	$11,495	$11,611	$11,807
10/31/2019	$11,498	$11,641	$11,842
11/30/2019	$11,523	$11,668	$11,836
12/31/2019	$11,558	$11,705	$11,828
1/31/2020	$11,788	$11,884	$12,056
2/29/2020	$11,958	$11,996	$12,273
3/31/2020	$11,202	$11,646	$12,201
4/30/2020	$11,007	$11,564	$12,417
5/31/2020	$11,354	$11,891	$12,475
6/30/2020	$11,576	$11,960	$12,554
7/31/2020	$11,787	$12,128	$12,741
8/31/2020	$11,757	$12,088	$12,638
9/30/2020	$11,716	$12,098	$12,632
10/31/2020	$11,696	$12,067	$12,575
11/30/2020	$11,909	$12,200	$12,699
12/31/2020	$12,037	$12,259	$12,716
1/31/2021	$12,169	$12,317	$12,625
2/28/2021	$11,958	$12,161	$12,443
3/31/2021	$12,032	$12,219	$12,287
4/30/2021	$12,160	$12,295	$12,384
5/31/2021	$12,225	$12,313	$12,425
6/30/2021	$12,278	$12,329	$12,512
7/31/2021	$12,372	$12,419	$12,652
8/31/2021	$12,327	$12,394	$12,628
9/30/2021	$12,207	$12,318	$12,518
10/31/2021	$12,162	$12,281	$12,515
11/30/2021	$12,278	$12,347	$12,552
12/31/2021	$12,287	$12,365	$12,520
1/31/2022	$11,937	$12,063	$12,250
2/28/2022	$11,849	$12,025	$12,114
3/31/2022	$11,467	$11,705	$11,777
4/30/2022	$11,129	$11,460	$11,330
5/31/2022	$11,237	$11,621	$11,403
6/30/2022	$11,029	$11,524	$11,224
7/31/2022	$11,313	$11,781	$11,498
8/31/2022	$11,104	$11,577	$11,174
9/30/2022	$10,698	$11,226	$10,691
10/31/2022	$10,600	$11,183	$10,552
11/30/2022	$11,032	$11,575	$10,940
12/31/2022	$11,045	$11,629	$10,891
1/31/2023	$11,357	$11,891	$11,226
2/28/2023	$11,149	$11,667	$10,936
3/31/2023	$11,330	$11,893	$11,214
4/30/2023	$11,344	$11,860	$11,282
5/31/2023	$11,257	$11,755	$11,159
6/30/2023	$11,352	$11,844	$11,119
7/31/2023	$11,389	$11,891	$11,111
8/31/2023	$11,281	$11,771	$11,040
9/30/2023	$11,037	$11,506	$10,760
10/31/2023	$10,918	$11,459	$10,590
11/30/2023	$11,457	$12,013	$11,069
12/31/2023	$11,724	$12,240	$11,493
1/31/2024	$11,719	$12,193	$11,462
2/29/2024	$11,750	$12,205	$11,300
3/31/2024	$11,779	$12,205	$11,404
4/30/2024	$11,673	$12,080	$11,116
5/31/2024	$11,669	$12,008	$11,304
6/30/2024	$11,827	$12,163	$11,412
7/31/2024	$11,904	$12,271	$11,678
8/31/2024	$11,993	$12,379	$11,846
9/30/2024	$12,119	$12,480	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A at NAV	9.80%	1.06%	2.17%
Class A with sales charge	7.38%	0.60%	1.94%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	1.45%	2.24%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,957,534,804
# of Portfolio Holdings	886
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$18,635,236

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.96%
  A-8.12%
  A+12.71%
  AA11.41%
  AA-8.70%
  AA+6.09%
  AAA4.90%
  B0.39%
  B-0.16%
  B+0.51%
  BB1.36%
  BB-1.25%
  BB+2.47%
  BBB5.69%
  BBB-7.74%
  BBB+7.91%
  NR8.63%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LISAX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1409-A

11/24

Class C

LISCX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.32%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.03%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care, Industrial Development and Transportation sectors contributed to relative performance. Security selection within the Transportation, Health Care and State General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: There were no significant detractors over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,064	$10,052	$10,098
11/30/2014	$10,074	$10,063	$10,170
12/31/2014	$10,101	$10,090	$10,179
1/31/2015	$10,276	$10,243	$10,393
2/28/2015	$10,184	$10,154	$10,295
3/31/2015	$10,201	$10,175	$10,343
4/30/2015	$10,154	$10,137	$10,306
5/31/2015	$10,115	$10,108	$10,281
6/30/2015	$10,059	$10,107	$10,169
7/31/2015	$10,096	$10,169	$10,240
8/31/2015	$10,104	$10,188	$10,225
9/30/2015	$10,189	$10,261	$10,294
10/31/2015	$10,244	$10,299	$10,296
11/30/2015	$10,263	$10,321	$10,269
12/31/2015	$10,326	$10,375	$10,235
1/31/2016	$10,430	$10,498	$10,376
2/29/2016	$10,457	$10,517	$10,450
3/31/2016	$10,465	$10,527	$10,546
4/30/2016	$10,530	$10,590	$10,586
5/31/2016	$10,536	$10,595	$10,589
6/30/2016	$10,697	$10,726	$10,779
7/31/2016	$10,704	$10,741	$10,847
8/31/2016	$10,709	$10,745	$10,835
9/30/2016	$10,685	$10,706	$10,829
10/31/2016	$10,575	$10,618	$10,746
11/30/2016	$10,156	$10,277	$10,492
12/31/2016	$10,195	$10,376	$10,506
1/31/2017	$10,270	$10,450	$10,527
2/28/2017	$10,336	$10,519	$10,598
3/31/2017	$10,352	$10,537	$10,592
4/30/2017	$10,436	$10,612	$10,674
5/31/2017	$10,559	$10,751	$10,756
6/30/2017	$10,516	$10,710	$10,745
7/31/2017	$10,589	$10,788	$10,792
8/31/2017	$10,691	$10,860	$10,888
9/30/2017	$10,637	$10,810	$10,836
10/31/2017	$10,633	$10,825	$10,843
11/30/2017	$10,571	$10,737	$10,829
12/31/2017	$10,646	$10,826	$10,879
1/31/2018	$10,544	$10,731	$10,753
2/28/2018	$10,493	$10,704	$10,651
3/31/2018	$10,519	$10,727	$10,720
4/30/2018	$10,487	$10,699	$10,640
5/31/2018	$10,593	$10,799	$10,716
6/30/2018	$10,600	$10,818	$10,703
7/31/2018	$10,637	$10,853	$10,705
8/31/2018	$10,645	$10,872	$10,774
9/30/2018	$10,593	$10,811	$10,705
10/31/2018	$10,511	$10,767	$10,620
11/30/2018	$10,601	$10,877	$10,683
12/31/2018	$10,690	$10,997	$10,880
1/31/2019	$10,770	$11,090	$10,995
2/28/2019	$10,842	$11,144	$10,989
3/31/2019	$10,993	$11,274	$11,200
4/30/2019	$11,033	$11,296	$11,203
5/31/2019	$11,193	$11,434	$11,402
6/30/2019	$11,244	$11,481	$11,545
7/31/2019	$11,313	$11,571	$11,570
8/31/2019	$11,494	$11,706	$11,870
9/30/2019	$11,401	$11,611	$11,807
10/31/2019	$11,398	$11,641	$11,842
11/30/2019	$11,407	$11,668	$11,836
12/31/2019	$11,445	$11,705	$11,828
1/31/2020	$11,658	$11,884	$12,056
2/29/2020	$11,820	$11,996	$12,273
3/31/2020	$11,076	$11,646	$12,201
4/30/2020	$10,867	$11,564	$12,417
5/31/2020	$11,215	$11,891	$12,475
6/30/2020	$11,418	$11,960	$12,554
7/31/2020	$11,620	$12,128	$12,741
8/31/2020	$11,595	$12,088	$12,638
9/30/2020	$11,549	$12,098	$12,632
10/31/2020	$11,523	$12,067	$12,575
11/30/2020	$11,716	$12,200	$12,699
12/31/2020	$11,846	$12,259	$12,716
1/31/2021	$11,959	$12,317	$12,625
2/28/2021	$11,756	$12,161	$12,443
3/31/2021	$11,823	$12,219	$12,287
4/30/2021	$11,932	$12,295	$12,384
5/31/2021	$11,989	$12,313	$12,425
6/30/2021	$12,035	$12,329	$12,512
7/31/2021	$12,121	$12,419	$12,652
8/31/2021	$12,070	$12,394	$12,628
9/30/2021	$11,957	$12,318	$12,518
10/31/2021	$11,906	$12,281	$12,515
11/30/2021	$12,003	$12,347	$12,552
12/31/2021	$12,015	$12,365	$12,520
1/31/2022	$11,667	$12,063	$12,250
2/28/2022	$11,575	$12,025	$12,114
3/31/2022	$11,185	$11,705	$11,777
4/30/2022	$10,859	$11,460	$11,330
5/31/2022	$10,958	$11,621	$11,403
6/30/2022	$10,750	$11,524	$11,224
7/31/2022	$11,021	$11,781	$11,498
8/31/2022	$10,801	$11,577	$11,174
9/30/2022	$10,399	$11,226	$10,691
10/31/2022	$10,309	$11,183	$10,552
11/30/2022	$10,724	$11,575	$10,940
12/31/2022	$10,731	$11,629	$10,891
1/31/2023	$11,028	$11,891	$11,226
2/28/2023	$10,822	$11,667	$10,936
3/31/2023	$10,991	$11,893	$11,214
4/30/2023	$10,999	$11,860	$11,282
5/31/2023	$10,909	$11,755	$11,159
6/30/2023	$10,996	$11,844	$11,119
7/31/2023	$11,026	$11,891	$11,111
8/31/2023	$10,915	$11,771	$11,040
9/30/2023	$10,674	$11,506	$10,760
10/31/2023	$10,553	$11,459	$10,590
11/30/2023	$11,058	$12,013	$11,069
12/31/2023	$11,311	$12,240	$11,493
1/31/2024	$11,300	$12,193	$11,462
2/29/2024	$11,335	$12,205	$11,300
3/31/2024	$11,347	$12,205	$11,404
4/30/2024	$11,250	$12,080	$11,116
5/31/2024	$11,240	$12,008	$11,304
6/30/2024	$11,375	$12,163	$11,412
7/31/2024	$11,455	$12,271	$11,678
8/31/2024	$11,535	$12,379	$11,846
9/30/2024	$11,638	$12,480	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C at NAV	9.03%	0.41%	1.53%
Class C with sales charge	8.03%	0.41%	1.53%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	1.45%	2.24%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,957,534,804
# of Portfolio Holdings	886
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$18,635,236

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.96%
  A-8.12%
  A+12.71%
  AA11.41%
  AA-8.70%
  AA+6.09%
  AAA4.90%
  B0.39%
  B-0.16%
  B+0.51%
  BB1.36%
  BB-1.25%
  BB+2.47%
  BBB5.69%
  BBB-7.74%
  BBB+7.91%
  NR8.63%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LISCX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1411-C

11/24

Class F

LISFX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$64	0.61%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.80%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care, Industrial Development and Transportation sectors contributed to relative performance. Security selection within the Transportation, Health Care and State General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: There were no significant detractors over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,071	$10,052	$10,098
11/30/2014	$10,086	$10,063	$10,170
12/31/2014	$10,119	$10,090	$10,179
1/31/2015	$10,301	$10,243	$10,393
2/28/2015	$10,214	$10,154	$10,295
3/31/2015	$10,237	$10,175	$10,343
4/30/2015	$10,196	$10,137	$10,306
5/31/2015	$10,164	$10,108	$10,281
6/30/2015	$10,113	$10,107	$10,169
7/31/2015	$10,157	$10,169	$10,240
8/31/2015	$10,172	$10,188	$10,225
9/30/2015	$10,262	$10,261	$10,294
10/31/2015	$10,325	$10,299	$10,296
11/30/2015	$10,349	$10,321	$10,269
12/31/2015	$10,419	$10,375	$10,235
1/31/2016	$10,540	$10,498	$10,376
2/29/2016	$10,564	$10,517	$10,450
3/31/2016	$10,578	$10,527	$10,546
4/30/2016	$10,650	$10,590	$10,586
5/31/2016	$10,664	$10,595	$10,589
6/30/2016	$10,832	$10,726	$10,779
7/31/2016	$10,846	$10,741	$10,847
8/31/2016	$10,858	$10,745	$10,835
9/30/2016	$10,841	$10,706	$10,829
10/31/2016	$10,745	$10,618	$10,746
11/30/2016	$10,317	$10,277	$10,492
12/31/2016	$10,363	$10,376	$10,506
1/31/2017	$10,445	$10,450	$10,527
2/28/2017	$10,519	$10,519	$10,598
3/31/2017	$10,541	$10,537	$10,592
4/30/2017	$10,634	$10,612	$10,674
5/31/2017	$10,765	$10,751	$10,756
6/30/2017	$10,727	$10,710	$10,745
7/31/2017	$10,809	$10,788	$10,792
8/31/2017	$10,919	$10,860	$10,888
9/30/2017	$10,871	$10,810	$10,836
10/31/2017	$10,874	$10,825	$10,843
11/30/2017	$10,816	$10,737	$10,829
12/31/2017	$10,900	$10,826	$10,879
1/31/2018	$10,802	$10,731	$10,753
2/28/2018	$10,756	$10,704	$10,651
3/31/2018	$10,789	$10,727	$10,720
4/30/2018	$10,762	$10,699	$10,640
5/31/2018	$10,877	$10,799	$10,716
6/30/2018	$10,892	$10,818	$10,703
7/31/2018	$10,936	$10,853	$10,705
8/31/2018	$10,951	$10,872	$10,774
9/30/2018	$10,904	$10,811	$10,705
10/31/2018	$10,826	$10,767	$10,620
11/30/2018	$10,925	$10,877	$10,683
12/31/2018	$11,024	$10,997	$10,880
1/31/2019	$11,112	$11,090	$10,995
2/28/2019	$11,193	$11,144	$10,989
3/31/2019	$11,365	$11,274	$11,200
4/30/2019	$11,402	$11,296	$11,203
5/31/2019	$11,575	$11,434	$11,402
6/30/2019	$11,634	$11,481	$11,545
7/31/2019	$11,713	$11,571	$11,570
8/31/2019	$11,907	$11,706	$11,870
9/30/2019	$11,817	$11,611	$11,807
10/31/2019	$11,822	$11,641	$11,842
11/30/2019	$11,838	$11,668	$11,836
12/31/2019	$11,885	$11,705	$11,828
1/31/2020	$12,113	$11,884	$12,056
2/29/2020	$12,288	$11,996	$12,273
3/31/2020	$11,522	$11,646	$12,201
4/30/2020	$11,323	$11,564	$12,417
5/31/2020	$11,680	$11,891	$12,475
6/30/2020	$11,910	$11,960	$12,554
7/31/2020	$12,117	$12,128	$12,741
8/31/2020	$12,098	$12,088	$12,638
9/30/2020	$12,057	$12,098	$12,632
10/31/2020	$12,037	$12,067	$12,575
11/30/2020	$12,257	$12,200	$12,699
12/31/2020	$12,390	$12,259	$12,716
1/31/2021	$12,516	$12,317	$12,625
2/28/2021	$12,311	$12,161	$12,443
3/31/2021	$12,388	$12,219	$12,287
4/30/2021	$12,510	$12,295	$12,384
5/31/2021	$12,578	$12,313	$12,425
6/30/2021	$12,633	$12,329	$12,512
7/31/2021	$12,732	$12,419	$12,652
8/31/2021	$12,686	$12,394	$12,628
9/30/2021	$12,575	$12,318	$12,518
10/31/2021	$12,529	$12,281	$12,515
11/30/2021	$12,639	$12,347	$12,552
12/31/2021	$12,660	$12,365	$12,520
1/31/2022	$12,301	$12,063	$12,250
2/28/2022	$12,211	$12,025	$12,114
3/31/2022	$11,807	$11,705	$11,777
4/30/2022	$11,471	$11,460	$11,330
5/31/2022	$11,572	$11,621	$11,403
6/30/2022	$11,358	$11,524	$11,224
7/31/2022	$11,652	$11,781	$11,498
8/31/2022	$11,437	$11,577	$11,174
9/30/2022	$11,020	$11,226	$10,691
10/31/2022	$10,931	$11,183	$10,552
11/30/2022	$11,366	$11,575	$10,940
12/31/2022	$11,392	$11,629	$10,891
1/31/2023	$11,714	$11,891	$11,226
2/28/2023	$11,490	$11,667	$10,936
3/31/2023	$11,688	$11,893	$11,214
4/30/2023	$11,692	$11,860	$11,282
5/31/2023	$11,604	$11,755	$11,159
6/30/2023	$11,714	$11,844	$11,119
7/31/2023	$11,754	$11,891	$11,111
8/31/2023	$11,643	$11,771	$11,040
9/30/2023	$11,392	$11,506	$10,760
10/31/2023	$11,270	$11,459	$10,590
11/30/2023	$11,815	$12,013	$11,069
12/31/2023	$12,093	$12,240	$11,493
1/31/2024	$12,088	$12,193	$11,462
2/29/2024	$12,121	$12,205	$11,300
3/31/2024	$12,153	$12,205	$11,404
4/30/2024	$12,055	$12,080	$11,116
5/31/2024	$12,052	$12,008	$11,304
6/30/2024	$12,204	$12,163	$11,412
7/31/2024	$12,297	$12,271	$11,678
8/31/2024	$12,390	$12,379	$11,846
9/30/2024	$12,509	$12,480	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class F at NAV	9.80%	1.14%	2.26%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	1.45%	2.24%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,957,534,804
# of Portfolio Holdings	886
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$18,635,236

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.96%
  A-8.12%
  A+12.71%
  AA11.41%
  AA-8.70%
  AA+6.09%
  AAA4.90%
  B0.39%
  B-0.16%
  B+0.51%
  BB1.36%
  BB-1.25%
  BB+2.47%
  BBB5.69%
  BBB-7.74%
  BBB+7.91%
  NR8.63%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LISFX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1039-F

11/24

Class F3

LOISX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$46	0.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.97%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care, Industrial Development and Transportation sectors contributed to relative performance. Security selection within the Transportation, Health Care and State General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: There were no significant detractors over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,086	$10,061	$10,051
5/31/2017	$10,202	$10,193	$10,128
6/30/2017	$10,177	$10,154	$10,118
7/31/2017	$10,255	$10,228	$10,162
8/31/2017	$10,361	$10,296	$10,253
9/30/2017	$10,316	$10,248	$10,204
10/31/2017	$10,320	$10,262	$10,210
11/30/2017	$10,257	$10,179	$10,197
12/31/2017	$10,346	$10,263	$10,244
1/31/2018	$10,255	$10,174	$10,126
2/28/2018	$10,212	$10,148	$10,030
3/31/2018	$10,245	$10,170	$10,094
4/30/2018	$10,221	$10,143	$10,019
5/31/2018	$10,321	$10,238	$10,091
6/30/2018	$10,346	$10,256	$10,078
7/31/2018	$10,380	$10,289	$10,080
8/31/2018	$10,404	$10,307	$10,145
9/30/2018	$10,352	$10,250	$10,080
10/31/2018	$10,289	$10,208	$10,000
11/30/2018	$10,374	$10,312	$10,060
12/31/2018	$10,479	$10,426	$10,245
1/31/2019	$10,564	$10,514	$10,354
2/28/2019	$10,642	$10,565	$10,348
3/31/2019	$10,797	$10,688	$10,546
4/30/2019	$10,843	$10,710	$10,549
5/31/2019	$11,009	$10,840	$10,736
6/30/2019	$11,066	$10,884	$10,871
7/31/2019	$11,142	$10,970	$10,895
8/31/2019	$11,328	$11,098	$11,177
9/30/2019	$11,244	$11,008	$11,118
10/31/2019	$11,250	$11,036	$11,151
11/30/2019	$11,266	$11,062	$11,146
12/31/2019	$11,312	$11,097	$11,138
1/31/2020	$11,530	$11,267	$11,352
2/29/2020	$11,698	$11,373	$11,557
3/31/2020	$10,971	$11,041	$11,489
4/30/2020	$10,772	$10,963	$11,693
5/31/2020	$11,124	$11,274	$11,747
6/30/2020	$11,333	$11,339	$11,821
7/31/2020	$11,542	$11,498	$11,998
8/31/2020	$11,515	$11,460	$11,901
9/30/2020	$11,488	$11,469	$11,894
10/31/2020	$11,471	$11,440	$11,841
11/30/2020	$11,671	$11,567	$11,958
12/31/2020	$11,809	$11,622	$11,974
1/31/2021	$11,931	$11,677	$11,888
2/28/2021	$11,736	$11,530	$11,716
3/31/2021	$11,812	$11,584	$11,570
4/30/2021	$11,929	$11,657	$11,662
5/31/2021	$11,995	$11,674	$11,700
6/30/2021	$12,050	$11,688	$11,782
7/31/2021	$12,145	$11,774	$11,914
8/31/2021	$12,104	$11,750	$11,891
9/30/2021	$11,999	$11,678	$11,788
10/31/2021	$11,956	$11,644	$11,785
11/30/2021	$12,063	$11,706	$11,820
12/31/2021	$12,084	$11,723	$11,789
1/31/2022	$11,743	$11,436	$11,535
2/28/2022	$11,659	$11,401	$11,407
3/31/2022	$11,276	$11,097	$11,090
4/30/2022	$10,956	$10,864	$10,669
5/31/2022	$11,065	$11,017	$10,738
6/30/2022	$10,852	$10,925	$10,569
7/31/2022	$11,144	$11,169	$10,828
8/31/2022	$10,931	$10,976	$10,522
9/30/2022	$10,534	$10,643	$10,067
10/31/2022	$10,450	$10,602	$9,937
11/30/2022	$10,867	$10,974	$10,302
12/31/2022	$10,893	$11,025	$10,256
1/31/2023	$11,203	$11,273	$10,571
2/28/2023	$10,989	$11,061	$10,298
3/31/2023	$11,170	$11,275	$10,559
4/30/2023	$11,186	$11,244	$10,623
5/31/2023	$11,103	$11,145	$10,508
6/30/2023	$11,210	$11,229	$10,470
7/31/2023	$11,249	$11,273	$10,463
8/31/2023	$11,144	$11,159	$10,396
9/30/2023	$10,906	$10,909	$10,132
10/31/2023	$10,791	$10,864	$9,972
11/30/2023	$11,314	$11,389	$10,424
12/31/2023	$11,581	$11,605	$10,823
1/31/2024	$11,578	$11,560	$10,793
2/29/2024	$11,611	$11,571	$10,640
3/31/2024	$11,643	$11,571	$10,739
4/30/2024	$11,541	$11,452	$10,467
5/31/2024	$11,550	$11,384	$10,645
6/30/2024	$11,698	$11,531	$10,746
7/31/2024	$11,788	$11,634	$10,997
8/31/2024	$11,868	$11,736	$11,155
9/30/2024	$11,994	$11,832	$11,304

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.97%	1.30%	2.46%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	1.45%	2.27%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,957,534,804
# of Portfolio Holdings	886
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$18,635,236

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.96%
  A-8.12%
  A+12.71%
  AA11.41%
  AA-8.70%
  AA+6.09%
  AAA4.90%
  B0.39%
  B-0.16%
  B+0.51%
  BB1.36%
  BB-1.25%
  BB+2.47%
  BBB5.69%
  BBB-7.74%
  BBB+7.91%
  NR8.63%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOISX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-8987-F3

11/24

Class I

LAIIX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.51%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 10.02%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care, Industrial Development and Transportation sectors contributed to relative performance. Security selection within the Transportation, Health Care and State General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: There were no significant detractors over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,071	$10,052	$10,098
11/30/2014	$10,078	$10,063	$10,170
12/31/2014	$10,112	$10,090	$10,179
1/31/2015	$10,295	$10,243	$10,393
2/28/2015	$10,218	$10,154	$10,295
3/31/2015	$10,233	$10,175	$10,343
4/30/2015	$10,201	$10,137	$10,306
5/31/2015	$10,160	$10,108	$10,281
6/30/2015	$10,120	$10,107	$10,169
7/31/2015	$10,155	$10,169	$10,240
8/31/2015	$10,171	$10,188	$10,225
9/30/2015	$10,263	$10,261	$10,294
10/31/2015	$10,326	$10,299	$10,296
11/30/2015	$10,361	$10,321	$10,269
12/31/2015	$10,422	$10,375	$10,235
1/31/2016	$10,544	$10,498	$10,376
2/29/2016	$10,569	$10,517	$10,450
3/31/2016	$10,593	$10,527	$10,546
4/30/2016	$10,666	$10,590	$10,586
5/31/2016	$10,680	$10,595	$10,589
6/30/2016	$10,840	$10,726	$10,779
7/31/2016	$10,865	$10,741	$10,847
8/31/2016	$10,878	$10,745	$10,835
9/30/2016	$10,851	$10,706	$10,829
10/31/2016	$10,756	$10,618	$10,746
11/30/2016	$10,329	$10,277	$10,492
12/31/2016	$10,375	$10,376	$10,506
1/31/2017	$10,469	$10,450	$10,527
2/28/2017	$10,543	$10,519	$10,598
3/31/2017	$10,557	$10,537	$10,592
4/30/2017	$10,660	$10,612	$10,674
5/31/2017	$10,783	$10,751	$10,756
6/30/2017	$10,756	$10,710	$10,745
7/31/2017	$10,838	$10,788	$10,792
8/31/2017	$10,950	$10,860	$10,888
9/30/2017	$10,893	$10,810	$10,836
10/31/2017	$10,906	$10,825	$10,843
11/30/2017	$10,840	$10,737	$10,829
12/31/2017	$10,924	$10,826	$10,879
1/31/2018	$10,827	$10,731	$10,753
2/28/2018	$10,792	$10,704	$10,651
3/31/2018	$10,816	$10,727	$10,720
4/30/2018	$10,790	$10,699	$10,640
5/31/2018	$10,906	$10,799	$10,716
6/30/2018	$10,932	$10,818	$10,703
7/31/2018	$10,967	$10,853	$10,705
8/31/2018	$10,993	$10,872	$10,774
9/30/2018	$10,937	$10,811	$10,705
10/31/2018	$10,860	$10,767	$10,620
11/30/2018	$10,959	$10,877	$10,683
12/31/2018	$11,070	$10,997	$10,880
1/31/2019	$11,159	$11,090	$10,995
2/28/2019	$11,231	$11,144	$10,989
3/31/2019	$11,405	$11,274	$11,200
4/30/2019	$11,443	$11,296	$11,203
5/31/2019	$11,618	$11,434	$11,402
6/30/2019	$11,678	$11,481	$11,545
7/31/2019	$11,768	$11,571	$11,570
8/31/2019	$11,964	$11,706	$11,870
9/30/2019	$11,865	$11,611	$11,807
10/31/2019	$11,870	$11,641	$11,842
11/30/2019	$11,898	$11,668	$11,836
12/31/2019	$11,935	$11,705	$11,828
1/31/2020	$12,176	$11,884	$12,056
2/29/2020	$12,353	$11,996	$12,273
3/31/2020	$11,574	$11,646	$12,201
4/30/2020	$11,374	$11,564	$12,417
5/31/2020	$11,735	$11,891	$12,475
6/30/2020	$11,966	$11,960	$12,554
7/31/2020	$12,186	$12,128	$12,741
8/31/2020	$12,157	$12,088	$12,638
9/30/2020	$12,128	$12,098	$12,632
10/31/2020	$12,098	$12,067	$12,575
11/30/2020	$12,321	$12,200	$12,699
12/31/2020	$12,455	$12,259	$12,716
1/31/2021	$12,594	$12,317	$12,625
2/28/2021	$12,377	$12,161	$12,443
3/31/2021	$12,456	$12,219	$12,287
4/30/2021	$12,591	$12,295	$12,384
5/31/2021	$12,660	$12,313	$12,425
6/30/2021	$12,717	$12,329	$12,512
7/31/2021	$12,817	$12,419	$12,652
8/31/2021	$12,773	$12,394	$12,628
9/30/2021	$12,650	$12,318	$12,518
10/31/2021	$12,616	$12,281	$12,515
11/30/2021	$12,728	$12,347	$12,552
12/31/2021	$12,739	$12,365	$12,520
1/31/2022	$12,379	$12,063	$12,250
2/28/2022	$12,289	$12,025	$12,114
3/31/2022	$11,895	$11,705	$11,777
4/30/2022	$11,547	$11,460	$11,330
5/31/2022	$11,660	$11,621	$11,403
6/30/2022	$11,447	$11,524	$11,224
7/31/2022	$11,743	$11,781	$11,498
8/31/2022	$11,517	$11,577	$11,174
9/30/2022	$11,097	$11,226	$10,691
10/31/2022	$11,009	$11,183	$10,552
11/30/2022	$11,459	$11,575	$10,940
12/31/2022	$11,475	$11,629	$10,891
1/31/2023	$11,800	$11,891	$11,226
2/28/2023	$11,587	$11,667	$10,936
3/31/2023	$11,776	$11,893	$11,214
4/30/2023	$11,793	$11,860	$11,282
5/31/2023	$11,705	$11,755	$11,159
6/30/2023	$11,805	$11,844	$11,119
7/31/2023	$11,846	$11,891	$11,111
8/31/2023	$11,735	$11,771	$11,040
9/30/2023	$11,484	$11,506	$10,760
10/31/2023	$11,362	$11,459	$10,590
11/30/2023	$11,912	$12,013	$11,069
12/31/2023	$12,193	$12,240	$11,493
1/31/2024	$12,201	$12,193	$11,462
2/29/2024	$12,235	$12,205	$11,300
3/31/2024	$12,256	$12,205	$11,404
4/30/2024	$12,159	$12,080	$11,116
5/31/2024	$12,157	$12,008	$11,304
6/30/2024	$12,324	$12,163	$11,412
7/31/2024	$12,406	$12,271	$11,678
8/31/2024	$12,502	$12,379	$11,846
9/30/2024	$12,634	$12,480	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I at NAV	10.02%	1.26%	2.37%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	1.45%	2.24%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,957,534,804
# of Portfolio Holdings	886
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$18,635,236

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.96%
  A-8.12%
  A+12.71%
  AA11.41%
  AA-8.70%
  AA+6.09%
  AAA4.90%
  B0.39%
  B-0.16%
  B+0.51%
  BB1.36%
  BB-1.25%
  BB+2.47%
  BBB5.69%
  BBB-7.74%
  BBB+7.91%
  NR8.63%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAIIX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-3326-I

11/24

Class A

LANSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.58%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care and Special Tax sectors contributed to relative performance. An underweight allocation to the State General Obligation bonds contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Health Care, Education and Leasing sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,775	$10,000	$10,000	$10,000
10/31/2014	$9,856	$10,069	$10,064	$10,098
11/30/2014	$9,875	$10,086	$10,074	$10,170
12/31/2014	$9,948	$10,137	$10,139	$10,179
1/31/2015	$10,152	$10,316	$10,312	$10,393
2/28/2015	$10,041	$10,210	$10,208	$10,295
3/31/2015	$10,071	$10,240	$10,236	$10,343
4/30/2015	$10,022	$10,186	$10,181	$10,306
5/31/2015	$9,998	$10,158	$10,144	$10,281
6/30/2015	$9,949	$10,148	$10,118	$10,169
7/31/2015	$9,987	$10,222	$10,181	$10,240
8/31/2015	$10,008	$10,242	$10,197	$10,225
9/30/2015	$10,083	$10,316	$10,263	$10,294
10/31/2015	$10,150	$10,357	$10,312	$10,296
11/30/2015	$10,189	$10,398	$10,361	$10,269
12/31/2015	$10,275	$10,472	$10,440	$10,235
1/31/2016	$10,414	$10,596	$10,536	$10,376
2/29/2016	$10,436	$10,613	$10,538	$10,450
3/31/2016	$10,495	$10,647	$10,598	$10,546
4/30/2016	$10,581	$10,725	$10,681	$10,586
5/31/2016	$10,639	$10,754	$10,725	$10,589
6/30/2016	$10,863	$10,925	$10,897	$10,779
7/31/2016	$10,864	$10,932	$10,889	$10,847
8/31/2016	$10,893	$10,947	$10,914	$10,835
9/30/2016	$10,858	$10,892	$10,865	$10,829
10/31/2016	$10,719	$10,778	$10,758	$10,746
11/30/2016	$10,245	$10,376	$10,359	$10,492
12/31/2016	$10,312	$10,497	$10,455	$10,506
1/31/2017	$10,397	$10,567	$10,501	$10,527
2/28/2017	$10,475	$10,640	$10,568	$10,598
3/31/2017	$10,504	$10,663	$10,597	$10,592
4/30/2017	$10,591	$10,740	$10,672	$10,674
5/31/2017	$10,744	$10,911	$10,823	$10,756
6/30/2017	$10,725	$10,872	$10,800	$10,745
7/31/2017	$10,810	$10,960	$10,869	$10,792
8/31/2017	$10,934	$11,043	$10,956	$10,888
9/30/2017	$10,905	$10,987	$10,924	$10,836
10/31/2017	$10,924	$11,014	$10,938	$10,843
11/30/2017	$10,905	$10,955	$10,909	$10,829
12/31/2017	$11,041	$11,069	$11,019	$10,879
1/31/2018	$10,925	$10,939	$10,907	$10,753
2/28/2018	$10,858	$10,906	$10,863	$10,651
3/31/2018	$10,916	$10,947	$10,907	$10,720
4/30/2018	$10,878	$10,908	$10,876	$10,640
5/31/2018	$11,025	$11,033	$10,998	$10,716
6/30/2018	$11,045	$11,042	$11,007	$10,703
7/31/2018	$11,075	$11,069	$11,029	$10,705
8/31/2018	$11,095	$11,097	$11,046	$10,774
9/30/2018	$11,017	$11,025	$10,982	$10,705
10/31/2018	$10,909	$10,957	$10,895	$10,620
11/30/2018	$11,010	$11,079	$10,986	$10,683
12/31/2018	$11,121	$11,211	$11,095	$10,880
1/31/2019	$11,192	$11,296	$11,165	$10,995
2/28/2019	$11,285	$11,357	$11,233	$10,989
3/31/2019	$11,517	$11,536	$11,422	$11,200
4/30/2019	$11,588	$11,579	$11,472	$11,203
5/31/2019	$11,781	$11,739	$11,637	$11,402
6/30/2019	$11,843	$11,782	$11,682	$11,545
7/31/2019	$11,934	$11,877	$11,763	$11,570
8/31/2019	$12,178	$12,065	$11,965	$11,870
9/30/2019	$12,085	$11,968	$11,883	$11,807
10/31/2019	$12,084	$11,989	$11,885	$11,842
11/30/2019	$12,114	$12,019	$11,918	$11,836
12/31/2019	$12,163	$12,056	$11,943	$11,828
1/31/2020	$12,430	$12,273	$12,164	$12,056
2/29/2020	$12,687	$12,431	$12,348	$12,273
3/31/2020	$11,752	$11,980	$11,717	$12,201
4/30/2020	$11,449	$11,830	$11,490	$12,417
5/31/2020	$11,843	$12,206	$11,848	$12,475
6/30/2020	$12,144	$12,307	$12,035	$12,554
7/31/2020	$12,413	$12,514	$12,256	$12,741
8/31/2020	$12,378	$12,455	$12,220	$12,638
9/30/2020	$12,333	$12,458	$12,205	$12,632
10/31/2020	$12,298	$12,420	$12,174	$12,575
11/30/2020	$12,581	$12,608	$12,395	$12,699
12/31/2020	$12,747	$12,685	$12,511	$12,716
1/31/2021	$12,935	$12,765	$12,619	$12,625
2/28/2021	$12,676	$12,563	$12,419	$12,443
3/31/2021	$12,778	$12,640	$12,500	$12,287
4/30/2021	$12,955	$12,746	$12,627	$12,384
5/31/2021	$13,059	$12,784	$12,709	$12,425
6/30/2021	$13,151	$12,819	$12,764	$12,512
7/31/2021	$13,274	$12,925	$12,862	$12,652
8/31/2021	$13,192	$12,878	$12,809	$12,628
9/30/2021	$13,045	$12,785	$12,698	$12,518
10/31/2021	$13,006	$12,748	$12,676	$12,515
11/30/2021	$13,173	$12,856	$12,792	$12,552
12/31/2021	$13,210	$12,877	$12,811	$12,520
1/31/2022	$12,757	$12,525	$12,465	$12,250
2/28/2022	$12,620	$12,480	$12,380	$12,114
3/31/2022	$12,121	$12,075	$11,977	$11,777
4/30/2022	$11,645	$11,741	$11,599	$11,330
5/31/2022	$11,804	$11,916	$11,745	$11,403
6/30/2022	$11,425	$11,720	$11,471	$11,224
7/31/2022	$11,795	$12,030	$11,789	$11,498
8/31/2022	$11,481	$11,766	$11,504	$11,174
9/30/2022	$10,922	$11,315	$11,028	$10,691
10/31/2022	$10,741	$11,221	$10,896	$10,552
11/30/2022	$11,395	$11,746	$11,444	$10,940
12/31/2022	$11,370	$11,779	$11,428	$10,891
1/31/2023	$11,793	$12,117	$11,794	$11,226
2/28/2023	$11,499	$11,843	$11,514	$10,936
3/31/2023	$11,723	$12,106	$11,731	$11,214
4/30/2023	$11,766	$12,079	$11,736	$11,282
5/31/2023	$11,685	$11,974	$11,653	$11,159
6/30/2023	$11,811	$12,094	$11,756	$11,119
7/31/2023	$11,856	$12,142	$11,789	$11,111
8/31/2023	$11,684	$11,967	$11,637	$11,040
9/30/2023	$11,317	$11,616	$11,297	$10,760
10/31/2023	$11,087	$11,517	$11,125	$10,590
11/30/2023	$11,872	$12,249	$11,860	$11,069
12/31/2023	$12,219	$12,533	$12,169	$11,493
1/31/2024	$12,220	$12,469	$12,161	$11,462
2/29/2024	$12,257	$12,485	$12,178	$11,300
3/31/2024	$12,269	$12,485	$12,194	$11,404
4/30/2024	$12,119	$12,330	$12,052	$11,116
5/31/2024	$12,155	$12,294	$12,061	$11,304
6/30/2024	$12,368	$12,482	$12,265	$11,412
7/31/2024	$12,464	$12,596	$12,373	$11,678
8/31/2024	$12,560	$12,696	$12,462	$11,846
9/30/2024	$12,741	$12,821	$12,599	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A at NAV	12.58%	1.06%	2.69%
Class A with sales charge	10.01%	0.61%	2.45%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper General Municipal Debt Funds Average	11.53%	1.18%	2.34%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,759,225,524
# of Portfolio Holdings	744
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,281,601

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.57%
  A-9.95%
  A+12.51%
  AA13.25%
  AA-7.93%
  AA+6.40%
  AAA3.72%
  B0.27%
  B-0.35%
  B+0.17%
  BB1.37%
  BB-0.62%
  BB+2.12%
  BBB5.29%
  BBB-9.72%
  BBB+7.92%
  CCC+0.14%
  NR5.70%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LANSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-6-A

11/24

Class C

LTNSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.40%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.89%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care and Special Tax sectors contributed to relative performance. An underweight allocation to the State General Obligation bonds contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Health Care, Education and Leasing sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,078	$10,069	$10,064	$10,098
11/30/2014	$10,092	$10,086	$10,074	$10,170
12/31/2014	$10,170	$10,137	$10,139	$10,179
1/31/2015	$10,364	$10,316	$10,312	$10,393
2/28/2015	$10,246	$10,210	$10,208	$10,295
3/31/2015	$10,271	$10,240	$10,236	$10,343
4/30/2015	$10,224	$10,186	$10,181	$10,306
5/31/2015	$10,186	$10,158	$10,144	$10,281
6/30/2015	$10,131	$10,148	$10,118	$10,169
7/31/2015	$10,164	$10,222	$10,181	$10,240
8/31/2015	$10,181	$10,242	$10,197	$10,225
9/30/2015	$10,261	$10,316	$10,263	$10,294
10/31/2015	$10,313	$10,357	$10,312	$10,296
11/30/2015	$10,348	$10,398	$10,361	$10,269
12/31/2015	$10,439	$10,472	$10,440	$10,235
1/31/2016	$10,565	$10,596	$10,536	$10,376
2/29/2016	$10,592	$10,613	$10,538	$10,450
3/31/2016	$10,636	$10,647	$10,598	$10,546
4/30/2016	$10,718	$10,725	$10,681	$10,586
5/31/2016	$10,781	$10,754	$10,725	$10,589
6/30/2016	$10,992	$10,925	$10,897	$10,779
7/31/2016	$10,998	$10,932	$10,889	$10,847
8/31/2016	$11,021	$10,947	$10,914	$10,835
9/30/2016	$10,970	$10,892	$10,865	$10,829
10/31/2016	$10,834	$10,778	$10,758	$10,746
11/30/2016	$10,341	$10,376	$10,359	$10,492
12/31/2016	$10,403	$10,497	$10,455	$10,506
1/31/2017	$10,483	$10,567	$10,501	$10,527
2/28/2017	$10,565	$10,640	$10,568	$10,598
3/31/2017	$10,580	$10,663	$10,597	$10,592
4/30/2017	$10,662	$10,740	$10,672	$10,674
5/31/2017	$10,810	$10,911	$10,823	$10,756
6/30/2017	$10,785	$10,872	$10,800	$10,745
7/31/2017	$10,875	$10,960	$10,869	$10,792
8/31/2017	$10,984	$11,043	$10,956	$10,888
9/30/2017	$10,949	$10,987	$10,924	$10,836
10/31/2017	$10,963	$11,014	$10,938	$10,843
11/30/2017	$10,948	$10,955	$10,909	$10,829
12/31/2017	$11,068	$11,069	$11,019	$10,879
1/31/2018	$10,947	$10,939	$10,907	$10,753
2/28/2018	$10,875	$10,906	$10,863	$10,651
3/31/2018	$10,927	$10,947	$10,907	$10,720
4/30/2018	$10,883	$10,908	$10,876	$10,640
5/31/2018	$11,024	$11,033	$10,998	$10,716
6/30/2018	$11,048	$11,042	$11,007	$10,703
7/31/2018	$11,063	$11,069	$11,029	$10,705
8/31/2018	$11,087	$11,097	$11,046	$10,774
9/30/2018	$11,003	$11,025	$10,982	$10,705
10/31/2018	$10,880	$10,957	$10,895	$10,620
11/30/2018	$10,975	$11,079	$10,986	$10,683
12/31/2018	$11,090	$11,211	$11,095	$10,880
1/31/2019	$11,155	$11,296	$11,165	$10,995
2/28/2019	$11,232	$11,357	$11,233	$10,989
3/31/2019	$11,457	$11,536	$11,422	$11,200
4/30/2019	$11,522	$11,579	$11,472	$11,203
5/31/2019	$11,708	$11,739	$11,637	$11,402
6/30/2019	$11,763	$11,782	$11,682	$11,545
7/31/2019	$11,847	$11,877	$11,763	$11,570
8/31/2019	$12,093	$12,065	$11,965	$11,870
9/30/2019	$11,995	$11,968	$11,883	$11,807
10/31/2019	$11,988	$11,989	$11,885	$11,842
11/30/2019	$12,001	$12,019	$11,918	$11,836
12/31/2019	$12,044	$12,056	$11,943	$11,828
1/31/2020	$12,301	$12,273	$12,164	$12,056
2/29/2020	$12,548	$12,431	$12,348	$12,273
3/31/2020	$11,628	$11,980	$11,717	$12,201
4/30/2020	$11,313	$11,830	$11,490	$12,417
5/31/2020	$11,705	$12,206	$11,848	$12,475
6/30/2020	$11,986	$12,307	$12,035	$12,554
7/31/2020	$12,245	$12,514	$12,256	$12,741
8/31/2020	$12,204	$12,455	$12,220	$12,638
9/30/2020	$12,153	$12,458	$12,205	$12,632
10/31/2020	$12,112	$12,420	$12,174	$12,575
11/30/2020	$12,383	$12,608	$12,395	$12,699
12/31/2020	$12,549	$12,685	$12,511	$12,716
1/31/2021	$12,717	$12,765	$12,619	$12,625
2/28/2021	$12,456	$12,563	$12,419	$12,443
3/31/2021	$12,549	$12,640	$12,500	$12,287
4/30/2021	$12,716	$12,746	$12,627	$12,384
5/31/2021	$12,811	$12,784	$12,709	$12,425
6/30/2021	$12,894	$12,819	$12,764	$12,512
7/31/2021	$13,007	$12,925	$12,862	$12,652
8/31/2021	$12,920	$12,878	$12,809	$12,628
9/30/2021	$12,780	$12,785	$12,698	$12,518
10/31/2021	$12,735	$12,748	$12,676	$12,515
11/30/2021	$12,881	$12,856	$12,792	$12,552
12/31/2021	$12,910	$12,877	$12,811	$12,520
1/31/2022	$12,461	$12,525	$12,465	$12,250
2/28/2022	$12,332	$12,480	$12,380	$12,114
3/31/2022	$11,839	$12,075	$11,977	$11,777
4/30/2022	$11,358	$11,741	$11,599	$11,330
5/31/2022	$11,506	$11,916	$11,745	$11,403
6/30/2022	$11,132	$11,720	$11,471	$11,224
7/31/2022	$11,486	$12,030	$11,789	$11,498
8/31/2022	$11,174	$11,766	$11,504	$11,174
9/30/2022	$10,626	$11,315	$11,028	$10,691
10/31/2022	$10,443	$11,221	$10,896	$10,552
11/30/2022	$11,074	$11,746	$11,444	$10,940
12/31/2022	$11,043	$11,779	$11,428	$10,891
1/31/2023	$11,447	$12,117	$11,794	$11,226
2/28/2023	$11,157	$11,843	$11,514	$10,936
3/31/2023	$11,368	$12,106	$11,731	$11,214
4/30/2023	$11,404	$12,079	$11,736	$11,282
5/31/2023	$11,320	$11,974	$11,653	$11,159
6/30/2023	$11,436	$12,094	$11,756	$11,119
7/31/2023	$11,473	$12,142	$11,789	$11,111
8/31/2023	$11,301	$11,967	$11,637	$11,040
9/30/2023	$10,941	$11,616	$11,297	$10,760
10/31/2023	$10,713	$11,517	$11,125	$10,590
11/30/2023	$11,465	$12,249	$11,860	$11,069
12/31/2023	$11,794	$12,533	$12,169	$11,493
1/31/2024	$11,789	$12,469	$12,161	$11,462
2/29/2024	$11,819	$12,485	$12,178	$11,300
3/31/2024	$11,825	$12,485	$12,194	$11,404
4/30/2024	$11,674	$12,330	$12,052	$11,116
5/31/2024	$11,703	$12,294	$12,061	$11,304
6/30/2024	$11,902	$12,482	$12,265	$11,412
7/31/2024	$11,987	$12,596	$12,373	$11,678
8/31/2024	$12,074	$12,696	$12,462	$11,846
9/30/2024	$12,241	$12,821	$12,599	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C at NAV	11.89%	0.41%	2.04%
Class C with sales charge	10.89%	0.41%	2.04%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper General Municipal Debt Funds Average	11.53%	1.18%	2.34%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,759,225,524
# of Portfolio Holdings	744
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,281,601

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.57%
  A-9.95%
  A+12.51%
  AA13.25%
  AA-7.93%
  AA+6.40%
  AAA3.72%
  B0.27%
  B-0.35%
  B+0.17%
  BB1.37%
  BB-0.62%
  BB+2.12%
  BBB5.29%
  BBB-9.72%
  BBB+7.92%
  CCC+0.14%
  NR5.70%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LTNSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-669-C

11/24

Class F

LANFX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$72	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.60%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care and Special Tax sectors contributed to relative performance. An underweight allocation to the State General Obligation bonds contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Health Care, Education and Leasing sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,084	$10,069	$10,064	$10,098
11/30/2014	$10,104	$10,086	$10,074	$10,170
12/31/2014	$10,180	$10,137	$10,139	$10,179
1/31/2015	$10,389	$10,316	$10,312	$10,393
2/28/2015	$10,277	$10,210	$10,208	$10,295
3/31/2015	$10,308	$10,240	$10,236	$10,343
4/30/2015	$10,258	$10,186	$10,181	$10,306
5/31/2015	$10,235	$10,158	$10,144	$10,281
6/30/2015	$10,185	$10,148	$10,118	$10,169
7/31/2015	$10,225	$10,222	$10,181	$10,240
8/31/2015	$10,248	$10,242	$10,197	$10,225
9/30/2015	$10,325	$10,316	$10,263	$10,294
10/31/2015	$10,394	$10,357	$10,312	$10,296
11/30/2015	$10,436	$10,398	$10,361	$10,269
12/31/2015	$10,533	$10,472	$10,440	$10,235
1/31/2016	$10,668	$10,596	$10,536	$10,376
2/29/2016	$10,691	$10,613	$10,538	$10,450
3/31/2016	$10,752	$10,647	$10,598	$10,546
4/30/2016	$10,841	$10,725	$10,681	$10,586
5/31/2016	$10,901	$10,754	$10,725	$10,589
6/30/2016	$11,131	$10,925	$10,897	$10,779
7/31/2016	$11,144	$10,932	$10,889	$10,847
8/31/2016	$11,174	$10,947	$10,914	$10,835
9/30/2016	$11,129	$10,892	$10,865	$10,829
10/31/2016	$10,997	$10,778	$10,758	$10,746
11/30/2016	$10,502	$10,376	$10,359	$10,492
12/31/2016	$10,571	$10,497	$10,455	$10,506
1/31/2017	$10,660	$10,567	$10,501	$10,527
2/28/2017	$10,740	$10,640	$10,568	$10,598
3/31/2017	$10,771	$10,663	$10,597	$10,592
4/30/2017	$10,861	$10,740	$10,672	$10,674
5/31/2017	$11,019	$10,911	$10,823	$10,756
6/30/2017	$11,000	$10,872	$10,800	$10,745
7/31/2017	$11,089	$10,960	$10,869	$10,792
8/31/2017	$11,216	$11,043	$10,956	$10,888
9/30/2017	$11,188	$10,987	$10,924	$10,836
10/31/2017	$11,208	$11,014	$10,938	$10,843
11/30/2017	$11,200	$10,955	$10,909	$10,829
12/31/2017	$11,330	$11,069	$11,019	$10,879
1/31/2018	$11,212	$10,939	$10,907	$10,753
2/28/2018	$11,144	$10,906	$10,863	$10,651
3/31/2018	$11,205	$10,947	$10,907	$10,720
4/30/2018	$11,166	$10,908	$10,876	$10,640
5/31/2018	$11,318	$11,033	$10,998	$10,716
6/30/2018	$11,349	$11,042	$11,007	$10,703
7/31/2018	$11,371	$11,069	$11,029	$10,705
8/31/2018	$11,403	$11,097	$11,046	$10,774
9/30/2018	$11,313	$11,025	$10,982	$10,705
10/31/2018	$11,203	$10,957	$10,895	$10,620
11/30/2018	$11,307	$11,079	$10,986	$10,683
12/31/2018	$11,433	$11,211	$11,095	$10,880
1/31/2019	$11,507	$11,296	$11,165	$10,995
2/28/2019	$11,593	$11,357	$11,233	$10,989
3/31/2019	$11,832	$11,536	$11,422	$11,200
4/30/2019	$11,907	$11,579	$11,472	$11,203
5/31/2019	$12,106	$11,739	$11,637	$11,402
6/30/2019	$12,170	$11,782	$11,682	$11,545
7/31/2019	$12,265	$11,877	$11,763	$11,570
8/31/2019	$12,517	$12,065	$11,965	$11,870
9/30/2019	$12,422	$11,968	$11,883	$11,807
10/31/2019	$12,433	$11,989	$11,885	$11,842
11/30/2019	$12,453	$12,019	$11,918	$11,836
12/31/2019	$12,506	$12,056	$11,943	$11,828
1/31/2020	$12,781	$12,273	$12,164	$12,056
2/29/2020	$13,046	$12,431	$12,348	$12,273
3/31/2020	$12,085	$11,980	$11,717	$12,201
4/30/2020	$11,774	$11,830	$11,490	$12,417
5/31/2020	$12,191	$12,206	$11,848	$12,475
6/30/2020	$12,491	$12,307	$12,035	$12,554
7/31/2020	$12,770	$12,514	$12,256	$12,741
8/31/2020	$12,735	$12,455	$12,220	$12,638
9/30/2020	$12,689	$12,458	$12,205	$12,632
10/31/2020	$12,654	$12,420	$12,174	$12,575
11/30/2020	$12,946	$12,608	$12,395	$12,699
12/31/2020	$13,129	$12,685	$12,511	$12,716
1/31/2021	$13,313	$12,765	$12,619	$12,625
2/28/2021	$13,047	$12,563	$12,419	$12,443
3/31/2021	$13,153	$12,640	$12,500	$12,287
4/30/2021	$13,337	$12,746	$12,627	$12,384
5/31/2021	$13,445	$12,784	$12,709	$12,425
6/30/2021	$13,541	$12,819	$12,764	$12,512
7/31/2021	$13,668	$12,925	$12,862	$12,652
8/31/2021	$13,585	$12,878	$12,809	$12,628
9/30/2021	$13,435	$12,785	$12,698	$12,518
10/31/2021	$13,395	$12,748	$12,676	$12,515
11/30/2021	$13,569	$12,856	$12,792	$12,552
12/31/2021	$13,608	$12,877	$12,811	$12,520
1/31/2022	$13,142	$12,525	$12,465	$12,250
2/28/2022	$13,002	$12,480	$12,380	$12,114
3/31/2022	$12,500	$12,075	$11,977	$11,777
4/30/2022	$11,998	$11,741	$11,599	$11,330
5/31/2022	$12,152	$11,916	$11,745	$11,403
6/30/2022	$11,773	$11,720	$11,471	$11,224
7/31/2022	$12,156	$12,030	$11,789	$11,498
8/31/2022	$11,833	$11,766	$11,504	$11,174
9/30/2022	$11,258	$11,315	$11,028	$10,691
10/31/2022	$11,071	$11,221	$10,896	$10,552
11/30/2022	$11,748	$11,746	$11,444	$10,940
12/31/2022	$11,723	$11,779	$11,428	$10,891
1/31/2023	$12,160	$12,117	$11,794	$11,226
2/28/2023	$11,858	$11,843	$11,514	$10,936
3/31/2023	$12,089	$12,106	$11,731	$11,214
4/30/2023	$12,124	$12,079	$11,736	$11,282
5/31/2023	$12,053	$11,974	$11,653	$11,159
6/30/2023	$12,184	$12,094	$11,756	$11,119
7/31/2023	$12,231	$12,142	$11,789	$11,111
8/31/2023	$12,054	$11,967	$11,637	$11,040
9/30/2023	$11,676	$11,616	$11,297	$10,760
10/31/2023	$11,440	$11,517	$11,125	$10,590
11/30/2023	$12,251	$12,249	$11,860	$11,069
12/31/2023	$12,611	$12,533	$12,169	$11,493
1/31/2024	$12,613	$12,469	$12,161	$11,462
2/29/2024	$12,640	$12,485	$12,178	$11,300
3/31/2024	$12,666	$12,485	$12,194	$11,404
4/30/2024	$12,511	$12,330	$12,052	$11,116
5/31/2024	$12,550	$12,294	$12,061	$11,304
6/30/2024	$12,771	$12,482	$12,265	$11,412
7/31/2024	$12,871	$12,596	$12,373	$11,678
8/31/2024	$12,972	$12,696	$12,462	$11,846
9/30/2024	$13,147	$12,821	$12,599	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class F at NAV	12.60%	1.14%	2.77%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper General Municipal Debt Funds Average	11.53%	1.18%	2.34%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,759,225,524
# of Portfolio Holdings	744
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,281,601

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.57%
  A-9.95%
  A+12.51%
  AA13.25%
  AA-7.93%
  AA+6.40%
  AAA3.72%
  B0.27%
  B-0.35%
  B+0.17%
  BB1.37%
  BB-0.62%
  BB+2.12%
  BBB5.29%
  BBB-9.72%
  BBB+7.92%
  CCC+0.14%
  NR5.70%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LANFX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1034-F

11/24

Class F3

LONSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$57	0.54%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.86%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care and Special Tax sectors contributed to relative performance. An underweight allocation to the State General Obligation bonds contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Health Care, Education and Leasing sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,072	$10,060	$10,054	$10,051
5/31/2017	$10,219	$10,219	$10,196	$10,128
6/30/2017	$10,203	$10,183	$10,174	$10,118
7/31/2017	$10,295	$10,265	$10,239	$10,162
8/31/2017	$10,406	$10,343	$10,321	$10,253
9/30/2017	$10,380	$10,291	$10,291	$10,204
10/31/2017	$10,400	$10,316	$10,304	$10,210
11/30/2017	$10,393	$10,260	$10,277	$10,197
12/31/2017	$10,524	$10,368	$10,381	$10,244
1/31/2018	$10,406	$10,246	$10,275	$10,126
2/28/2018	$10,354	$10,215	$10,234	$10,030
3/31/2018	$10,402	$10,253	$10,275	$10,094
4/30/2018	$10,376	$10,216	$10,246	$10,019
5/31/2018	$10,519	$10,333	$10,361	$10,091
6/30/2018	$10,540	$10,342	$10,369	$10,078
7/31/2018	$10,561	$10,367	$10,390	$10,080
8/31/2018	$10,592	$10,394	$10,406	$10,145
9/30/2018	$10,519	$10,326	$10,346	$10,080
10/31/2018	$10,418	$10,263	$10,264	$10,000
11/30/2018	$10,507	$10,376	$10,350	$10,060
12/31/2018	$10,625	$10,501	$10,452	$10,245
1/31/2019	$10,695	$10,580	$10,518	$10,354
2/28/2019	$10,786	$10,637	$10,582	$10,348
3/31/2019	$11,000	$10,805	$10,760	$10,546
4/30/2019	$11,070	$10,845	$10,807	$10,549
5/31/2019	$11,266	$10,995	$10,963	$10,736
6/30/2019	$11,317	$11,035	$11,005	$10,871
7/31/2019	$11,407	$11,124	$11,081	$10,895
8/31/2019	$11,652	$11,300	$11,272	$11,177
9/30/2019	$11,566	$11,209	$11,195	$11,118
10/31/2019	$11,567	$11,229	$11,196	$11,151
11/30/2019	$11,597	$11,257	$11,228	$11,146
12/31/2019	$11,637	$11,292	$11,251	$11,138
1/31/2020	$11,894	$11,495	$11,459	$11,352
2/29/2020	$12,143	$11,643	$11,633	$11,557
3/31/2020	$11,259	$11,221	$11,038	$11,489
4/30/2020	$10,961	$11,080	$10,824	$11,693
5/31/2020	$11,350	$11,432	$11,162	$11,747
6/30/2020	$11,631	$11,526	$11,338	$11,821
7/31/2020	$11,892	$11,720	$11,546	$11,998
8/31/2020	$11,860	$11,665	$11,512	$11,901
9/30/2020	$11,820	$11,668	$11,498	$11,894
10/31/2020	$11,798	$11,633	$11,469	$11,841
11/30/2020	$12,061	$11,808	$11,677	$11,958
12/31/2020	$12,233	$11,880	$11,786	$11,974
1/31/2021	$12,406	$11,956	$11,888	$11,888
2/28/2021	$12,160	$11,766	$11,699	$11,716
3/31/2021	$12,260	$11,839	$11,776	$11,570
4/30/2021	$12,432	$11,938	$11,895	$11,662
5/31/2021	$12,535	$11,974	$11,973	$11,700
6/30/2021	$12,625	$12,007	$12,024	$11,782
7/31/2021	$12,756	$12,106	$12,117	$11,914
8/31/2021	$12,680	$12,062	$12,067	$11,891
9/30/2021	$12,541	$11,975	$11,962	$11,788
10/31/2021	$12,506	$11,940	$11,942	$11,785
11/30/2021	$12,669	$12,041	$12,051	$11,820
12/31/2021	$12,696	$12,061	$12,069	$11,789
1/31/2022	$12,274	$11,731	$11,743	$11,535
2/28/2022	$12,144	$11,688	$11,663	$11,407
3/31/2022	$11,667	$11,310	$11,283	$11,090
4/30/2022	$11,211	$10,997	$10,927	$10,669
5/31/2022	$11,355	$11,160	$11,065	$10,738
6/30/2022	$10,993	$10,977	$10,806	$10,569
7/31/2022	$11,352	$11,267	$11,106	$10,828
8/31/2022	$11,051	$11,020	$10,837	$10,522
9/30/2022	$10,526	$10,597	$10,389	$10,067
10/31/2022	$10,353	$10,509	$10,265	$9,937
11/30/2022	$10,976	$11,001	$10,781	$10,302
12/31/2022	$10,953	$11,032	$10,766	$10,256
1/31/2023	$11,363	$11,349	$11,111	$10,571
2/28/2023	$11,093	$11,093	$10,847	$10,298
3/31/2023	$11,311	$11,339	$11,051	$10,559
4/30/2023	$11,344	$11,313	$11,056	$10,623
5/31/2023	$11,268	$11,215	$10,978	$10,508
6/30/2023	$11,403	$11,327	$11,075	$10,470
7/31/2023	$11,437	$11,372	$11,106	$10,463
8/31/2023	$11,274	$11,208	$10,963	$10,396
9/30/2023	$10,921	$10,880	$10,642	$10,132
10/31/2023	$10,713	$10,787	$10,480	$9,972
11/30/2023	$11,473	$11,472	$11,173	$10,424
12/31/2023	$11,811	$11,739	$11,464	$10,823
1/31/2024	$11,814	$11,679	$11,456	$10,793
2/29/2024	$11,841	$11,694	$11,472	$10,640
3/31/2024	$11,855	$11,693	$11,488	$10,739
4/30/2024	$11,724	$11,548	$11,354	$10,467
5/31/2024	$11,761	$11,515	$11,362	$10,645
6/30/2024	$11,958	$11,691	$11,554	$10,746
7/31/2024	$12,065	$11,798	$11,656	$10,997
8/31/2024	$12,161	$11,891	$11,740	$11,155
9/30/2024	$12,326	$12,008	$11,869	$11,304

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	12.86%	1.28%	2.83%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.47%
Lipper General Municipal Debt Funds Average	11.53%	1.18%	2.31%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,759,225,524
# of Portfolio Holdings	744
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,281,601

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.57%
  A-9.95%
  A+12.51%
  AA13.25%
  AA-7.93%
  AA+6.40%
  AAA3.72%
  B0.27%
  B-0.35%
  B+0.17%
  BB1.37%
  BB-0.62%
  BB+2.12%
  BBB5.29%
  BBB-9.72%
  BBB+7.92%
  CCC+0.14%
  NR5.70%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LONSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-8988-F3

11/24

Class I

LTNIX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.58%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.81%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care and Special Tax sectors contributed to relative performance. An underweight allocation to the State General Obligation bonds contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Health Care, Education and Leasing sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,075	$10,069	$10,064	$10,098
11/30/2014	$10,096	$10,086	$10,074	$10,170
12/31/2014	$10,181	$10,137	$10,139	$10,179
1/31/2015	$10,382	$10,316	$10,312	$10,393
2/28/2015	$10,280	$10,210	$10,208	$10,295
3/31/2015	$10,312	$10,240	$10,236	$10,343
4/30/2015	$10,263	$10,186	$10,181	$10,306
5/31/2015	$10,232	$10,158	$10,144	$10,281
6/30/2015	$10,192	$10,148	$10,118	$10,169
7/31/2015	$10,232	$10,222	$10,181	$10,240
8/31/2015	$10,247	$10,242	$10,197	$10,225
9/30/2015	$10,334	$10,316	$10,263	$10,294
10/31/2015	$10,394	$10,357	$10,312	$10,296
11/30/2015	$10,446	$10,398	$10,361	$10,269
12/31/2015	$10,535	$10,472	$10,440	$10,235
1/31/2016	$10,671	$10,596	$10,536	$10,376
2/29/2016	$10,704	$10,613	$10,538	$10,450
3/31/2016	$10,756	$10,647	$10,598	$10,546
4/30/2016	$10,846	$10,725	$10,681	$10,586
5/31/2016	$10,916	$10,754	$10,725	$10,589
6/30/2016	$11,137	$10,925	$10,897	$10,779
7/31/2016	$11,150	$10,932	$10,889	$10,847
8/31/2016	$11,182	$10,947	$10,914	$10,835
9/30/2016	$11,137	$10,892	$10,865	$10,829
10/31/2016	$11,006	$10,778	$10,758	$10,746
11/30/2016	$10,512	$10,376	$10,359	$10,492
12/31/2016	$10,582	$10,497	$10,455	$10,506
1/31/2017	$10,671	$10,567	$10,501	$10,527
2/28/2017	$10,762	$10,640	$10,568	$10,598
3/31/2017	$10,785	$10,663	$10,597	$10,592
4/30/2017	$10,875	$10,740	$10,672	$10,674
5/31/2017	$11,034	$10,911	$10,823	$10,756
6/30/2017	$11,017	$10,872	$10,800	$10,745
7/31/2017	$11,116	$10,960	$10,869	$10,792
8/31/2017	$11,235	$11,043	$10,956	$10,888
9/30/2017	$11,207	$10,987	$10,924	$10,836
10/31/2017	$11,229	$11,014	$10,938	$10,843
11/30/2017	$11,221	$10,955	$10,909	$10,829
12/31/2017	$11,362	$11,069	$11,019	$10,879
1/31/2018	$11,235	$10,939	$10,907	$10,753
2/28/2018	$11,178	$10,906	$10,863	$10,651
3/31/2018	$11,230	$10,947	$10,907	$10,720
4/30/2018	$11,202	$10,908	$10,876	$10,640
5/31/2018	$11,355	$11,033	$10,998	$10,716
6/30/2018	$11,378	$11,042	$11,007	$10,703
7/31/2018	$11,400	$11,069	$11,029	$10,705
8/31/2018	$11,433	$11,097	$11,046	$10,774
9/30/2018	$11,354	$11,025	$10,982	$10,705
10/31/2018	$11,245	$10,957	$10,895	$10,620
11/30/2018	$11,340	$11,079	$10,986	$10,683
12/31/2018	$11,467	$11,211	$11,095	$10,880
1/31/2019	$11,543	$11,296	$11,165	$10,995
2/28/2019	$11,640	$11,357	$11,233	$10,989
3/31/2019	$11,871	$11,536	$11,422	$11,200
4/30/2019	$11,946	$11,579	$11,472	$11,203
5/31/2019	$12,157	$11,739	$11,637	$11,402
6/30/2019	$12,212	$11,782	$11,682	$11,545
7/31/2019	$12,309	$11,877	$11,763	$11,570
8/31/2019	$12,573	$12,065	$11,965	$11,870
9/30/2019	$12,479	$11,968	$11,883	$11,807
10/31/2019	$12,480	$11,989	$11,885	$11,842
11/30/2019	$12,513	$12,019	$11,918	$11,836
12/31/2019	$12,556	$12,056	$11,943	$11,828
1/31/2020	$12,833	$12,273	$12,164	$12,056
2/29/2020	$13,101	$12,431	$12,348	$12,273
3/31/2020	$12,147	$11,980	$11,717	$12,201
4/30/2020	$11,825	$11,830	$11,490	$12,417
5/31/2020	$12,245	$12,206	$11,848	$12,475
6/30/2020	$12,547	$12,307	$12,035	$12,554
7/31/2020	$12,828	$12,514	$12,256	$12,741
8/31/2020	$12,794	$12,455	$12,220	$12,638
9/30/2020	$12,750	$12,458	$12,205	$12,632
10/31/2020	$12,726	$12,420	$12,174	$12,575
11/30/2020	$13,010	$12,608	$12,395	$12,699
12/31/2020	$13,195	$12,685	$12,511	$12,716
1/31/2021	$13,381	$12,765	$12,619	$12,625
2/28/2021	$13,115	$12,563	$12,419	$12,443
3/31/2021	$13,222	$12,640	$12,500	$12,287
4/30/2021	$13,408	$12,746	$12,627	$12,384
5/31/2021	$13,518	$12,784	$12,709	$12,425
6/30/2021	$13,615	$12,819	$12,764	$12,512
7/31/2021	$13,756	$12,925	$12,862	$12,652
8/31/2021	$13,662	$12,878	$12,809	$12,628
9/30/2021	$13,523	$12,785	$12,698	$12,518
10/31/2021	$13,485	$12,748	$12,676	$12,515
11/30/2021	$13,661	$12,856	$12,792	$12,552
12/31/2021	$13,690	$12,877	$12,811	$12,520
1/31/2022	$13,233	$12,525	$12,465	$12,250
2/28/2022	$13,094	$12,480	$12,380	$12,114
3/31/2022	$12,578	$12,075	$11,977	$11,777
4/30/2022	$12,086	$11,741	$11,599	$11,330
5/31/2022	$12,241	$11,916	$11,745	$11,403
6/30/2022	$11,850	$11,720	$11,471	$11,224
7/31/2022	$12,236	$12,030	$11,789	$11,498
8/31/2022	$11,912	$11,766	$11,504	$11,174
9/30/2022	$11,346	$11,315	$11,028	$10,691
10/31/2022	$11,159	$11,221	$10,896	$10,552
11/30/2022	$11,829	$11,746	$11,444	$10,940
12/31/2022	$11,805	$11,779	$11,428	$10,891
1/31/2023	$12,246	$12,117	$11,794	$11,226
2/28/2023	$11,955	$11,843	$11,514	$10,936
3/31/2023	$12,189	$12,106	$11,731	$11,214
4/30/2023	$12,225	$12,079	$11,736	$11,282
5/31/2023	$12,142	$11,974	$11,653	$11,159
6/30/2023	$12,288	$12,094	$11,756	$11,119
7/31/2023	$12,324	$12,142	$11,789	$11,111
8/31/2023	$12,147	$11,967	$11,637	$11,040
9/30/2023	$11,767	$11,616	$11,297	$10,760
10/31/2023	$11,530	$11,517	$11,125	$10,590
11/30/2023	$12,361	$12,249	$11,860	$11,069
12/31/2023	$12,724	$12,533	$12,169	$11,493
1/31/2024	$12,727	$12,469	$12,161	$11,462
2/29/2024	$12,756	$12,485	$12,178	$11,300
3/31/2024	$12,771	$12,485	$12,194	$11,404
4/30/2024	$12,628	$12,330	$12,052	$11,116
5/31/2024	$12,668	$12,294	$12,061	$11,304
6/30/2024	$12,880	$12,482	$12,265	$11,412
7/31/2024	$12,994	$12,596	$12,373	$11,678
8/31/2024	$13,097	$12,696	$12,462	$11,846
9/30/2024	$13,275	$12,821	$12,599	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I at NAV	12.81%	1.24%	2.87%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper General Municipal Debt Funds Average	11.53%	1.18%	2.34%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$4,759,225,524
# of Portfolio Holdings	744
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,281,601

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.57%
  A-9.95%
  A+12.51%
  AA13.25%
  AA-7.93%
  AA+6.40%
  AAA3.72%
  B0.27%
  B-0.35%
  B+0.17%
  BB1.37%
  BB-0.62%
  BB+2.12%
  BBB5.29%
  BBB-9.72%
  BBB+7.92%
  CCC+0.14%
  NR5.70%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LTNIX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1452-I

11/24

Class A

LANJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.14%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: An overweight allocation to the Leasing, Industrial Development and Tobacco sectors detracted from relative performance. Security selection within the Leasing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,782	$10,000	$10,000	$10,000
10/31/2014	$9,869	$10,069	$10,055	$10,098
11/30/2014	$9,874	$10,086	$10,057	$10,170
12/31/2014	$9,962	$10,137	$10,121	$10,179
1/31/2015	$10,169	$10,316	$10,288	$10,393
2/28/2015	$10,018	$10,210	$10,175	$10,295
3/31/2015	$10,045	$10,240	$10,192	$10,343
4/30/2015	$9,973	$10,186	$10,123	$10,306
5/31/2015	$9,900	$10,158	$10,088	$10,281
6/30/2015	$9,827	$10,148	$10,034	$10,169
7/31/2015	$9,856	$10,222	$10,085	$10,240
8/31/2015	$9,843	$10,242	$10,073	$10,225
9/30/2015	$9,952	$10,316	$10,155	$10,294
10/31/2015	$10,021	$10,357	$10,211	$10,296
11/30/2015	$10,069	$10,398	$10,260	$10,269
12/31/2015	$10,180	$10,472	$10,357	$10,235
1/31/2016	$10,312	$10,596	$10,463	$10,376
2/29/2016	$10,320	$10,613	$10,468	$10,450
3/31/2016	$10,390	$10,647	$10,528	$10,546
4/30/2016	$10,501	$10,725	$10,607	$10,586
5/31/2016	$10,569	$10,754	$10,658	$10,589
6/30/2016	$10,785	$10,925	$10,848	$10,779
7/31/2016	$10,770	$10,932	$10,847	$10,847
8/31/2016	$10,817	$10,947	$10,881	$10,835
9/30/2016	$10,801	$10,892	$10,847	$10,829
10/31/2016	$10,679	$10,778	$10,750	$10,746
11/30/2016	$10,218	$10,376	$10,339	$10,492
12/31/2016	$10,287	$10,497	$10,419	$10,506
1/31/2017	$10,314	$10,567	$10,447	$10,527
2/28/2017	$10,405	$10,640	$10,522	$10,598
3/31/2017	$10,431	$10,663	$10,534	$10,592
4/30/2017	$10,522	$10,740	$10,607	$10,674
5/31/2017	$10,655	$10,911	$10,740	$10,756
6/30/2017	$10,638	$10,872	$10,717	$10,745
7/31/2017	$10,705	$10,960	$10,775	$10,792
8/31/2017	$10,857	$11,043	$10,884	$10,888
9/30/2017	$10,792	$10,987	$10,843	$10,836
10/31/2017	$10,795	$11,014	$10,837	$10,843
11/30/2017	$10,775	$10,955	$10,806	$10,829
12/31/2017	$10,909	$11,069	$10,909	$10,879
1/31/2018	$10,780	$10,939	$10,810	$10,753
2/28/2018	$10,719	$10,906	$10,783	$10,651
3/31/2018	$10,809	$10,947	$10,848	$10,720
4/30/2018	$10,790	$10,908	$10,831	$10,640
5/31/2018	$10,903	$11,033	$10,954	$10,716
6/30/2018	$10,950	$11,042	$10,987	$10,703
7/31/2018	$10,998	$11,069	$11,029	$10,705
8/31/2018	$11,045	$11,097	$11,066	$10,774
9/30/2018	$10,981	$11,025	$11,008	$10,705
10/31/2018	$10,872	$10,957	$10,926	$10,620
11/30/2018	$10,987	$11,079	$11,018	$10,683
12/31/2018	$11,102	$11,211	$11,127	$10,880
1/31/2019	$11,172	$11,296	$11,200	$10,995
2/28/2019	$11,246	$11,357	$11,275	$10,989
3/31/2019	$11,452	$11,536	$11,445	$11,200
4/30/2019	$11,501	$11,579	$11,500	$11,203
5/31/2019	$11,708	$11,739	$11,661	$11,402
6/30/2019	$11,757	$11,782	$11,707	$11,545
7/31/2019	$11,850	$11,877	$11,800	$11,570
8/31/2019	$12,058	$12,065	$11,990	$11,870
9/30/2019	$11,969	$11,968	$11,904	$11,807
10/31/2019	$11,971	$11,989	$11,903	$11,842
11/30/2019	$11,996	$12,019	$11,921	$11,836
12/31/2019	$12,021	$12,056	$11,959	$11,828
1/31/2020	$12,277	$12,273	$12,184	$12,056
2/29/2020	$12,488	$12,431	$12,356	$12,273
3/31/2020	$11,677	$11,980	$11,677	$12,201
4/30/2020	$11,352	$11,830	$11,386	$12,417
5/31/2020	$11,704	$12,206	$11,726	$12,475
6/30/2020	$11,985	$12,307	$11,924	$12,554
7/31/2020	$12,244	$12,514	$12,174	$12,741
8/31/2020	$12,221	$12,455	$12,151	$12,638
9/30/2020	$12,199	$12,458	$12,144	$12,632
10/31/2020	$12,175	$12,420	$12,124	$12,575
11/30/2020	$12,436	$12,608	$12,352	$12,699
12/31/2020	$12,577	$12,685	$12,488	$12,716
1/31/2021	$12,743	$12,765	$12,627	$12,625
2/28/2021	$12,483	$12,563	$12,414	$12,443
3/31/2021	$12,601	$12,640	$12,498	$12,287
4/30/2021	$12,744	$12,746	$12,636	$12,384
5/31/2021	$12,839	$12,784	$12,696	$12,425
6/30/2021	$12,908	$12,819	$12,752	$12,512
7/31/2021	$13,025	$12,925	$12,853	$12,652
8/31/2021	$12,976	$12,878	$12,808	$12,628
9/30/2021	$12,879	$12,785	$12,712	$12,518
10/31/2021	$12,830	$12,748	$12,678	$12,515
11/30/2021	$12,950	$12,856	$12,785	$12,552
12/31/2021	$12,997	$12,877	$12,807	$12,520
1/31/2022	$12,608	$12,525	$12,476	$12,250
2/28/2022	$12,512	$12,480	$12,395	$12,114
3/31/2022	$12,098	$12,075	$12,030	$11,777
4/30/2022	$11,635	$11,741	$11,663	$11,330
5/31/2022	$11,757	$11,916	$11,791	$11,403
6/30/2022	$11,440	$11,720	$11,559	$11,224
7/31/2022	$11,808	$12,030	$11,862	$11,498
8/31/2022	$11,465	$11,766	$11,584	$11,174
9/30/2022	$10,901	$11,315	$11,122	$10,691
10/31/2022	$10,730	$11,221	$11,009	$10,552
11/30/2022	$11,424	$11,746	$11,548	$10,940
12/31/2022	$11,376	$11,779	$11,537	$10,891
1/31/2023	$11,826	$12,117	$11,893	$11,226
2/28/2023	$11,506	$11,843	$11,644	$10,936
3/31/2023	$11,758	$12,106	$11,876	$11,214
4/30/2023	$11,811	$12,079	$11,886	$11,282
5/31/2023	$11,714	$11,974	$11,802	$11,159
6/30/2023	$11,843	$12,094	$11,897	$11,119
7/31/2023	$11,872	$12,142	$11,931	$11,111
8/31/2023	$11,724	$11,967	$11,794	$11,040
9/30/2023	$11,348	$11,616	$11,456	$10,760
10/31/2023	$11,150	$11,517	$11,290	$10,590
11/30/2023	$11,918	$12,249	$12,009	$11,069
12/31/2023	$12,254	$12,533	$12,305	$11,493
1/31/2024	$12,233	$12,469	$12,281	$11,462
2/29/2024	$12,238	$12,485	$12,299	$11,300
3/31/2024	$12,243	$12,485	$12,300	$11,404
4/30/2024	$12,093	$12,330	$12,148	$11,116
5/31/2024	$12,098	$12,294	$12,144	$11,304
6/30/2024	$12,285	$12,482	$12,336	$11,412
7/31/2024	$12,394	$12,596	$12,443	$11,678
8/31/2024	$12,450	$12,696	$12,522	$11,846
9/30/2024	$12,612	$12,821	$12,659	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A at NAV	11.14%	1.05%	2.57%
Class A with sales charge	8.71%	0.59%	2.35%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New Jersey Municipal Debt Funds Average	10.50%	1.24%	2.39%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$140,370,809
# of Portfolio Holdings	187
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$513,640

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.30%
  A-3.86%
  A+9.20%
  AA16.65%
  AA-23.07%
  AA+1.48%
  AAA6.67%
  BB-1.51%
  BBB2.16%
  BBB-3.20%
  BBB+6.82%
  NR3.08%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LANJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-20-A

11/24

Class F

LNJFX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$76	0.72%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.25%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: An overweight allocation to the Leasing, Industrial Development and Tobacco sectors detracted from relative performance. Security selection within the Leasing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,090	$10,069	$10,055	$10,098
11/30/2014	$10,096	$10,086	$10,057	$10,170
12/31/2014	$10,186	$10,137	$10,121	$10,179
1/31/2015	$10,399	$10,316	$10,288	$10,393
2/28/2015	$10,245	$10,210	$10,175	$10,295
3/31/2015	$10,274	$10,240	$10,192	$10,343
4/30/2015	$10,200	$10,186	$10,123	$10,306
5/31/2015	$10,127	$10,158	$10,088	$10,281
6/30/2015	$10,074	$10,148	$10,034	$10,169
7/31/2015	$10,104	$10,222	$10,085	$10,240
8/31/2015	$10,071	$10,242	$10,073	$10,225
9/30/2015	$10,184	$10,316	$10,155	$10,294
10/31/2015	$10,255	$10,357	$10,211	$10,296
11/30/2015	$10,305	$10,398	$10,260	$10,269
12/31/2015	$10,440	$10,472	$10,357	$10,235
1/31/2016	$10,576	$10,596	$10,463	$10,376
2/29/2016	$10,564	$10,613	$10,468	$10,450
3/31/2016	$10,658	$10,647	$10,528	$10,546
4/30/2016	$10,751	$10,725	$10,607	$10,586
5/31/2016	$10,822	$10,754	$10,658	$10,589
6/30/2016	$11,044	$10,925	$10,848	$10,779
7/31/2016	$11,030	$10,932	$10,847	$10,847
8/31/2016	$11,078	$10,947	$10,881	$10,835
9/30/2016	$11,063	$10,892	$10,847	$10,829
10/31/2016	$10,939	$10,778	$10,750	$10,746
11/30/2016	$10,467	$10,376	$10,339	$10,492
12/31/2016	$10,539	$10,497	$10,419	$10,506
1/31/2017	$10,589	$10,567	$10,447	$10,527
2/28/2017	$10,684	$10,640	$10,522	$10,598
3/31/2017	$10,689	$10,663	$10,534	$10,592
4/30/2017	$10,783	$10,740	$10,607	$10,674
5/31/2017	$10,942	$10,911	$10,740	$10,756
6/30/2017	$10,903	$10,872	$10,717	$10,745
7/31/2017	$10,973	$10,960	$10,775	$10,792
8/31/2017	$11,129	$11,043	$10,884	$10,888
9/30/2017	$11,064	$10,987	$10,843	$10,836
10/31/2017	$11,090	$11,014	$10,837	$10,843
11/30/2017	$11,049	$10,955	$10,806	$10,829
12/31/2017	$11,187	$11,069	$10,909	$10,879
1/31/2018	$11,056	$10,939	$10,810	$10,753
2/28/2018	$11,016	$10,906	$10,783	$10,651
3/31/2018	$11,087	$10,947	$10,848	$10,720
4/30/2018	$11,069	$10,908	$10,831	$10,640
5/31/2018	$11,208	$11,033	$10,954	$10,716
6/30/2018	$11,235	$11,042	$10,987	$10,703
7/31/2018	$11,284	$11,069	$11,029	$10,705
8/31/2018	$11,333	$11,097	$11,066	$10,774
9/30/2018	$11,269	$11,025	$11,008	$10,705
10/31/2018	$11,158	$10,957	$10,926	$10,620
11/30/2018	$11,277	$11,079	$11,018	$10,683
12/31/2018	$11,396	$11,211	$11,127	$10,880
1/31/2019	$11,469	$11,296	$11,200	$10,995
2/28/2019	$11,545	$11,357	$11,275	$10,989
3/31/2019	$11,758	$11,536	$11,445	$11,200
4/30/2019	$11,809	$11,579	$11,500	$11,203
5/31/2019	$12,023	$11,739	$11,661	$11,402
6/30/2019	$12,073	$11,782	$11,707	$11,545
7/31/2019	$12,171	$11,877	$11,800	$11,570
8/31/2019	$12,385	$12,065	$11,990	$11,870
9/30/2019	$12,294	$11,968	$11,904	$11,807
10/31/2019	$12,298	$11,989	$11,903	$11,842
11/30/2019	$12,301	$12,019	$11,921	$11,836
12/31/2019	$12,351	$12,056	$11,959	$11,828
1/31/2020	$12,615	$12,273	$12,184	$12,056
2/29/2020	$12,833	$12,431	$12,356	$12,273
3/31/2020	$12,000	$11,980	$11,677	$12,201
4/30/2020	$11,668	$11,830	$11,386	$12,417
5/31/2020	$12,030	$12,206	$11,726	$12,475
6/30/2020	$12,321	$12,307	$11,924	$12,554
7/31/2020	$12,588	$12,514	$12,174	$12,741
8/31/2020	$12,565	$12,455	$12,151	$12,638
9/30/2020	$12,543	$12,458	$12,144	$12,632
10/31/2020	$12,520	$12,420	$12,124	$12,575
11/30/2020	$12,789	$12,608	$12,352	$12,699
12/31/2020	$12,936	$12,685	$12,488	$12,716
1/31/2021	$13,107	$12,765	$12,627	$12,625
2/28/2021	$12,840	$12,563	$12,414	$12,443
3/31/2021	$12,963	$12,640	$12,498	$12,287
4/30/2021	$13,111	$12,746	$12,636	$12,384
5/31/2021	$13,210	$12,784	$12,696	$12,425
6/30/2021	$13,282	$12,819	$12,752	$12,512
7/31/2021	$13,404	$12,925	$12,853	$12,652
8/31/2021	$13,355	$12,878	$12,808	$12,628
9/30/2021	$13,256	$12,785	$12,712	$12,518
10/31/2021	$13,206	$12,748	$12,678	$12,515
11/30/2021	$13,330	$12,856	$12,785	$12,552
12/31/2021	$13,380	$12,877	$12,807	$12,520
1/31/2022	$12,981	$12,525	$12,476	$12,250
2/28/2022	$12,908	$12,480	$12,395	$12,114
3/31/2022	$12,457	$12,075	$12,030	$11,777
4/30/2022	$11,982	$11,741	$11,663	$11,330
5/31/2022	$12,109	$11,916	$11,791	$11,403
6/30/2022	$11,783	$11,720	$11,559	$11,224
7/31/2022	$12,163	$12,030	$11,862	$11,498
8/31/2022	$11,811	$11,766	$11,584	$11,174
9/30/2022	$11,230	$11,315	$11,122	$10,691
10/31/2022	$11,055	$11,221	$11,009	$10,552
11/30/2022	$11,771	$11,746	$11,548	$10,940
12/31/2022	$11,723	$11,779	$11,537	$10,891
1/31/2023	$12,187	$12,117	$11,893	$11,226
2/28/2023	$11,858	$11,843	$11,644	$10,936
3/31/2023	$12,119	$12,106	$11,876	$11,214
4/30/2023	$12,175	$12,079	$11,886	$11,282
5/31/2023	$12,076	$11,974	$11,802	$11,159
6/30/2023	$12,210	$12,094	$11,897	$11,119
7/31/2023	$12,266	$12,142	$11,931	$11,111
8/31/2023	$12,089	$11,967	$11,794	$11,040
9/30/2023	$11,703	$11,616	$11,456	$10,760
10/31/2023	$11,525	$11,517	$11,290	$10,590
11/30/2023	$12,319	$12,249	$12,009	$11,069
12/31/2023	$12,640	$12,533	$12,305	$11,493
1/31/2024	$12,619	$12,469	$12,281	$11,462
2/29/2024	$12,625	$12,485	$12,299	$11,300
3/31/2024	$12,631	$12,485	$12,300	$11,404
4/30/2024	$12,478	$12,330	$12,148	$11,116
5/31/2024	$12,484	$12,294	$12,144	$11,304
6/30/2024	$12,678	$12,482	$12,336	$11,412
7/31/2024	$12,791	$12,596	$12,443	$11,678
8/31/2024	$12,878	$12,696	$12,522	$11,846
9/30/2024	$13,019	$12,821	$12,659	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class F at NAV	11.25%	1.15%	2.67%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New Jersey Municipal Debt Funds Average	10.50%	1.24%	2.39%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$140,370,809
# of Portfolio Holdings	187
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$513,640

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.30%
  A-3.86%
  A+9.20%
  AA16.65%
  AA-23.07%
  AA+1.48%
  AAA6.67%
  BB-1.51%
  BBB2.16%
  BBB-3.20%
  BBB+6.82%
  NR3.08%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LNJFX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1035-F

11/24

Class F3

LONJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$62	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.15%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: An overweight allocation to the Leasing, Industrial Development and Tobacco sectors detracted from relative performance. Security selection within the Leasing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,065	$10,060	$10,057	$10,051
5/31/2017	$10,214	$10,219	$10,183	$10,128
6/30/2017	$10,200	$10,183	$10,161	$10,118
7/31/2017	$10,246	$10,265	$10,216	$10,162
8/31/2017	$10,393	$10,343	$10,320	$10,253
9/30/2017	$10,355	$10,291	$10,281	$10,204
10/31/2017	$10,359	$10,316	$10,275	$10,210
11/30/2017	$10,322	$10,260	$10,246	$10,197
12/31/2017	$10,452	$10,368	$10,343	$10,244
1/31/2018	$10,331	$10,246	$10,249	$10,126
2/28/2018	$10,295	$10,215	$10,224	$10,030
3/31/2018	$10,384	$10,253	$10,285	$10,094
4/30/2018	$10,368	$10,216	$10,269	$10,019
5/31/2018	$10,478	$10,333	$10,386	$10,091
6/30/2018	$10,504	$10,342	$10,417	$10,078
7/31/2018	$10,551	$10,367	$10,457	$10,080
8/31/2018	$10,599	$10,394	$10,492	$10,145
9/30/2018	$10,561	$10,326	$10,437	$10,080
10/31/2018	$10,458	$10,263	$10,359	$10,000
11/30/2018	$10,549	$10,376	$10,447	$10,060
12/31/2018	$10,662	$10,501	$10,550	$10,245
1/31/2019	$10,731	$10,580	$10,619	$10,354
2/28/2019	$10,825	$10,637	$10,690	$10,348
3/31/2019	$11,004	$10,805	$10,851	$10,546
4/30/2019	$11,075	$10,845	$10,904	$10,549
5/31/2019	$11,254	$10,995	$11,056	$10,736
6/30/2019	$11,324	$11,035	$11,100	$10,871
7/31/2019	$11,416	$11,124	$11,188	$10,895
8/31/2019	$11,618	$11,300	$11,368	$11,177
9/30/2019	$11,535	$11,209	$11,287	$11,118
10/31/2019	$11,539	$11,229	$11,286	$11,151
11/30/2019	$11,543	$11,257	$11,303	$11,146
12/31/2019	$11,592	$11,292	$11,339	$11,138
1/31/2020	$11,841	$11,495	$11,552	$11,352
2/29/2020	$12,023	$11,643	$11,715	$11,557
3/31/2020	$11,267	$11,221	$11,071	$11,489
4/30/2020	$10,934	$11,080	$10,795	$11,693
5/31/2020	$11,297	$11,432	$11,118	$11,747
6/30/2020	$11,548	$11,526	$11,306	$11,821
7/31/2020	$11,823	$11,720	$11,543	$11,998
8/31/2020	$11,780	$11,665	$11,521	$11,901
9/30/2020	$11,760	$11,668	$11,514	$11,894
10/31/2020	$11,740	$11,633	$11,495	$11,841
11/30/2020	$11,993	$11,808	$11,711	$11,958
12/31/2020	$12,155	$11,880	$11,840	$11,974
1/31/2021	$12,294	$11,956	$11,972	$11,888
2/28/2021	$12,069	$11,766	$11,770	$11,716
3/31/2021	$12,162	$11,839	$11,850	$11,570
4/30/2021	$12,325	$11,938	$11,981	$11,662
5/31/2021	$12,396	$11,974	$12,038	$11,700
6/30/2021	$12,466	$12,007	$12,091	$11,782
7/31/2021	$12,581	$12,106	$12,186	$11,914
8/31/2021	$12,559	$12,062	$12,144	$11,891
9/30/2021	$12,445	$11,975	$12,053	$11,788
10/31/2021	$12,422	$11,940	$12,020	$11,785
11/30/2021	$12,540	$12,041	$12,122	$11,820
12/31/2021	$12,565	$12,061	$12,143	$11,789
1/31/2022	$12,215	$11,731	$11,829	$11,535
2/28/2022	$12,124	$11,688	$11,752	$11,407
3/31/2022	$11,726	$11,310	$11,406	$11,090
4/30/2022	$11,258	$10,997	$11,058	$10,669
5/31/2022	$11,402	$11,160	$11,179	$10,738
6/30/2022	$11,097	$10,977	$10,960	$10,569
7/31/2022	$11,455	$11,267	$11,247	$10,828
8/31/2022	$11,102	$11,020	$10,983	$10,522
9/30/2022	$10,557	$10,597	$10,545	$10,067
10/31/2022	$10,418	$10,509	$10,438	$9,937
11/30/2022	$11,069	$11,001	$10,949	$10,302
12/31/2022	$11,025	$11,032	$10,939	$10,256
1/31/2023	$11,463	$11,349	$11,276	$10,571
2/28/2023	$11,179	$11,093	$11,040	$10,298
3/31/2023	$11,426	$11,339	$11,260	$10,559
4/30/2023	$11,455	$11,313	$11,270	$10,623
5/31/2023	$11,363	$11,215	$11,190	$10,508
6/30/2023	$11,491	$11,327	$11,280	$10,470
7/31/2023	$11,545	$11,372	$11,312	$10,463
8/31/2023	$11,380	$11,208	$11,182	$10,396
9/30/2023	$11,042	$10,880	$10,862	$10,132
10/31/2023	$10,851	$10,787	$10,704	$9,972
11/30/2023	$11,600	$11,472	$11,386	$10,424
12/31/2023	$11,903	$11,739	$11,667	$10,823
1/31/2024	$11,885	$11,679	$11,644	$10,793
2/29/2024	$11,918	$11,694	$11,661	$10,640
3/31/2024	$11,900	$11,693	$11,662	$10,739
4/30/2024	$11,757	$11,548	$11,518	$10,467
5/31/2024	$11,764	$11,515	$11,514	$10,645
6/30/2024	$11,973	$11,691	$11,696	$10,746
7/31/2024	$12,081	$11,798	$11,798	$10,997
8/31/2024	$12,138	$11,891	$11,873	$11,155
9/30/2024	$12,273	$12,008	$12,002	$11,304

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	11.15%	1.25%	2.77%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.47%
Lipper New Jersey Municipal Debt Funds Average	10.50%	1.24%	2.47%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$140,370,809
# of Portfolio Holdings	187
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$513,640

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.30%
  A-3.86%
  A+9.20%
  AA16.65%
  AA-23.07%
  AA+1.48%
  AAA6.67%
  BB-1.51%
  BBB2.16%
  BBB-3.20%
  BBB+6.82%
  NR3.08%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LONJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-8989-F3

11/24

Class I

LINJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.62%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.36%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: An overweight allocation to the Leasing, Industrial Development and Tobacco sectors detracted from relative performance. Security selection within the Leasing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,091	$10,069	$10,055	$10,098
11/30/2014	$10,119	$10,086	$10,057	$10,170
12/31/2014	$10,190	$10,137	$10,121	$10,179
1/31/2015	$10,404	$10,316	$10,288	$10,393
2/28/2015	$10,272	$10,210	$10,175	$10,295
3/31/2015	$10,282	$10,240	$10,192	$10,343
4/30/2015	$10,210	$10,186	$10,123	$10,306
5/31/2015	$10,158	$10,158	$10,088	$10,281
6/30/2015	$10,085	$10,148	$10,034	$10,169
7/31/2015	$10,117	$10,222	$10,085	$10,240
8/31/2015	$10,085	$10,242	$10,073	$10,225
9/30/2015	$10,200	$10,316	$10,155	$10,294
10/31/2015	$10,272	$10,357	$10,211	$10,296
11/30/2015	$10,324	$10,398	$10,260	$10,269
12/31/2015	$10,461	$10,472	$10,357	$10,235
1/31/2016	$10,598	$10,596	$10,463	$10,376
2/29/2016	$10,609	$10,613	$10,468	$10,450
3/31/2016	$10,682	$10,647	$10,528	$10,546
4/30/2016	$10,776	$10,725	$10,607	$10,586
5/31/2016	$10,849	$10,754	$10,658	$10,589
6/30/2016	$11,073	$10,925	$10,848	$10,779
7/31/2016	$11,080	$10,932	$10,847	$10,847
8/31/2016	$11,108	$10,947	$10,881	$10,835
9/30/2016	$11,093	$10,892	$10,847	$10,829
10/31/2016	$10,970	$10,778	$10,750	$10,746
11/30/2016	$10,498	$10,376	$10,339	$10,492
12/31/2016	$10,591	$10,497	$10,419	$10,506
1/31/2017	$10,621	$10,567	$10,447	$10,527
2/28/2017	$10,716	$10,640	$10,522	$10,598
3/31/2017	$10,745	$10,663	$10,534	$10,592
4/30/2017	$10,817	$10,740	$10,607	$10,674
5/31/2017	$10,978	$10,911	$10,740	$10,756
6/30/2017	$10,962	$10,872	$10,717	$10,745
7/31/2017	$11,034	$10,960	$10,775	$10,792
8/31/2017	$11,169	$11,043	$10,884	$10,888
9/30/2017	$11,127	$10,987	$10,843	$10,836
10/31/2017	$11,131	$11,014	$10,837	$10,843
11/30/2017	$11,113	$10,955	$10,806	$10,829
12/31/2017	$11,230	$11,069	$10,909	$10,879
1/31/2018	$11,099	$10,939	$10,810	$10,753
2/28/2018	$11,060	$10,906	$10,783	$10,651
3/31/2018	$11,155	$10,947	$10,848	$10,720
4/30/2018	$11,138	$10,908	$10,831	$10,640
5/31/2018	$11,256	$11,033	$10,954	$10,716
6/30/2018	$11,284	$11,042	$10,987	$10,703
7/31/2018	$11,334	$11,069	$11,029	$10,705
8/31/2018	$11,385	$11,097	$11,066	$10,774
9/30/2018	$11,344	$11,025	$11,008	$10,705
10/31/2018	$11,233	$10,957	$10,926	$10,620
11/30/2018	$11,331	$11,079	$11,018	$10,683
12/31/2018	$11,451	$11,211	$11,127	$10,880
1/31/2019	$11,525	$11,296	$11,200	$10,995
2/28/2019	$11,626	$11,357	$11,275	$10,989
3/31/2019	$11,818	$11,536	$11,445	$11,200
4/30/2019	$11,893	$11,579	$11,500	$11,203
5/31/2019	$12,086	$11,739	$11,661	$11,402
6/30/2019	$12,138	$11,782	$11,707	$11,545
7/31/2019	$12,260	$11,877	$11,800	$11,570
8/31/2019	$12,477	$12,065	$11,990	$11,870
9/30/2019	$12,387	$11,968	$11,904	$11,807
10/31/2019	$12,367	$11,989	$11,903	$11,842
11/30/2019	$12,396	$12,019	$11,921	$11,836
12/31/2019	$12,447	$12,056	$11,959	$11,828
1/31/2020	$12,714	$12,273	$12,184	$12,056
2/29/2020	$12,909	$12,431	$12,356	$12,273
3/31/2020	$12,097	$11,980	$11,677	$12,201
4/30/2020	$11,740	$11,830	$11,386	$12,417
5/31/2020	$12,105	$12,206	$11,726	$12,475
6/30/2020	$12,399	$12,307	$11,924	$12,554
7/31/2020	$12,668	$12,514	$12,174	$12,741
8/31/2020	$12,647	$12,455	$12,151	$12,638
9/30/2020	$12,626	$12,458	$12,144	$12,632
10/31/2020	$12,604	$12,420	$12,124	$12,575
11/30/2020	$12,875	$12,608	$12,352	$12,699
12/31/2020	$13,049	$12,685	$12,488	$12,716
1/31/2021	$13,198	$12,765	$12,627	$12,625
2/28/2021	$12,955	$12,563	$12,414	$12,443
3/31/2021	$13,055	$12,640	$12,498	$12,287
4/30/2021	$13,230	$12,746	$12,636	$12,384
5/31/2021	$13,305	$12,784	$12,696	$12,425
6/30/2021	$13,379	$12,819	$12,752	$12,512
7/31/2021	$13,503	$12,925	$12,853	$12,652
8/31/2021	$13,479	$12,878	$12,808	$12,628
9/30/2021	$13,356	$12,785	$12,712	$12,518
10/31/2021	$13,332	$12,748	$12,678	$12,515
11/30/2021	$13,458	$12,856	$12,785	$12,552
12/31/2021	$13,484	$12,877	$12,807	$12,520
1/31/2022	$13,084	$12,525	$12,476	$12,250
2/28/2022	$13,011	$12,480	$12,395	$12,114
3/31/2022	$12,558	$12,075	$12,030	$11,777
4/30/2022	$12,080	$11,741	$11,663	$11,330
5/31/2022	$12,234	$11,916	$11,791	$11,403
6/30/2022	$11,882	$11,720	$11,559	$11,224
7/31/2022	$12,291	$12,030	$11,862	$11,498
8/31/2022	$11,912	$11,766	$11,584	$11,174
9/30/2022	$11,327	$11,315	$11,122	$10,691
10/31/2022	$11,177	$11,221	$11,009	$10,552
11/30/2022	$11,874	$11,746	$11,548	$10,940
12/31/2022	$11,827	$11,779	$11,537	$10,891
1/31/2023	$12,296	$12,117	$11,893	$11,226
2/28/2023	$11,992	$11,843	$11,644	$10,936
3/31/2023	$12,256	$12,106	$11,876	$11,214
4/30/2023	$12,287	$12,079	$11,886	$11,282
5/31/2023	$12,188	$11,974	$11,802	$11,159
6/30/2023	$12,325	$12,094	$11,897	$11,119
7/31/2023	$12,383	$12,142	$11,931	$11,111
8/31/2023	$12,205	$11,967	$11,794	$11,040
9/30/2023	$11,816	$11,616	$11,456	$10,760
10/31/2023	$11,637	$11,517	$11,290	$10,590
11/30/2023	$12,439	$12,249	$12,009	$11,069
12/31/2023	$12,765	$12,533	$12,305	$11,493
1/31/2024	$12,745	$12,469	$12,281	$11,462
2/29/2024	$12,779	$12,485	$12,299	$11,300
3/31/2024	$12,759	$12,485	$12,300	$11,404
4/30/2024	$12,606	$12,330	$12,148	$11,116
5/31/2024	$12,613	$12,294	$12,144	$11,304
6/30/2024	$12,810	$12,482	$12,336	$11,412
7/31/2024	$12,926	$12,596	$12,443	$11,678
8/31/2024	$13,014	$12,696	$12,522	$11,846
9/30/2024	$13,158	$12,821	$12,659	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I at NAV	11.36%	1.22%	2.78%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New Jersey Municipal Debt Funds Average	10.50%	1.24%	2.39%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$140,370,809
# of Portfolio Holdings	187
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$513,640

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.30%
  A-3.86%
  A+9.20%
  AA16.65%
  AA-23.07%
  AA+1.48%
  AAA6.67%
  BB-1.51%
  BBB2.16%
  BBB-3.20%
  BBB+6.82%
  NR3.08%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LINJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-3327-I

11/24

Class A

LSDAX

Lord Abbett Short Duration Tax Free Income Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Income Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 5.67%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 6.09% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s shorter duration positioning relative to the prospectus benchmark detracted from relative performance with the fall in rates over the period. An overweight allocation to the Power sector and Variable Rate Demand Notes detracted from relative performance. Security selection within the Housing and Health Care sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,777	$10,000	$10,000	$10,000
10/31/2014	$9,798	$10,012	$10,008	$10,098
11/30/2014	$9,800	$10,019	$10,010	$10,170
12/31/2014	$9,783	$9,994	$9,999	$10,179
1/31/2015	$9,846	$10,062	$10,038	$10,393
2/28/2015	$9,818	$10,039	$10,022	$10,295
3/31/2015	$9,813	$10,034	$10,017	$10,343
4/30/2015	$9,803	$10,031	$10,011	$10,306
5/31/2015	$9,786	$10,013	$9,994	$10,281
6/30/2015	$9,788	$10,033	$9,995	$10,169
7/31/2015	$9,815	$10,064	$10,010	$10,240
8/31/2015	$9,817	$10,075	$10,013	$10,225
9/30/2015	$9,839	$10,107	$10,029	$10,294
10/31/2015	$9,860	$10,134	$10,047	$10,296
11/30/2015	$9,844	$10,116	$10,037	$10,269
12/31/2015	$9,852	$10,115	$10,039	$10,235
1/31/2016	$9,898	$10,178	$10,075	$10,376
2/29/2016	$9,927	$10,211	$10,089	$10,450
3/31/2016	$9,904	$10,186	$10,075	$10,546
4/30/2016	$9,926	$10,211	$10,093	$10,586
5/31/2016	$9,922	$10,204	$10,088	$10,589
6/30/2016	$9,963	$10,253	$10,120	$10,779
7/31/2016	$9,984	$10,281	$10,135	$10,847
8/31/2016	$9,986	$10,269	$10,133	$10,835
9/30/2016	$9,964	$10,232	$10,115	$10,829
10/31/2016	$9,941	$10,221	$10,107	$10,746
11/30/2016	$9,773	$10,093	$10,019	$10,492
12/31/2016	$9,787	$10,122	$10,029	$10,506
1/31/2017	$9,840	$10,190	$10,064	$10,527
2/28/2017	$9,876	$10,246	$10,096	$10,598
3/31/2017	$9,878	$10,244	$10,098	$10,592
4/30/2017	$9,919	$10,276	$10,121	$10,674
5/31/2017	$9,966	$10,327	$10,154	$10,756
6/30/2017	$9,950	$10,301	$10,144	$10,745
7/31/2017	$9,984	$10,345	$10,173	$10,792
8/31/2017	$10,018	$10,386	$10,202	$10,888
9/30/2017	$9,989	$10,352	$10,188	$10,836
10/31/2017	$9,992	$10,350	$10,187	$10,843
11/30/2017	$9,931	$10,264	$10,146	$10,829
12/31/2017	$9,948	$10,285	$10,158	$10,879
1/31/2018	$9,938	$10,299	$10,164	$10,753
2/28/2018	$9,930	$10,302	$10,165	$10,651
3/31/2018	$9,935	$10,295	$10,163	$10,720
4/30/2018	$9,922	$10,270	$10,154	$10,640
5/31/2018	$9,966	$10,326	$10,190	$10,716
6/30/2018	$9,985	$10,364	$10,212	$10,703
7/31/2018	$10,011	$10,395	$10,232	$10,705
8/31/2018	$10,018	$10,391	$10,238	$10,774
9/30/2018	$9,993	$10,353	$10,219	$10,705
10/31/2018	$9,975	$10,348	$10,214	$10,620
11/30/2018	$10,016	$10,400	$10,247	$10,683
12/31/2018	$10,057	$10,467	$10,284	$10,880
1/31/2019	$10,110	$10,525	$10,323	$10,995
2/28/2019	$10,147	$10,559	$10,346	$10,989
3/31/2019	$10,208	$10,606	$10,385	$11,200
4/30/2019	$10,225	$10,608	$10,395	$11,203
5/31/2019	$10,299	$10,677	$10,441	$11,402
6/30/2019	$10,335	$10,724	$10,471	$11,545
7/31/2019	$10,390	$10,783	$10,510	$11,570
8/31/2019	$10,451	$10,813	$10,539	$11,870
9/30/2019	$10,408	$10,759	$10,516	$11,807
10/31/2019	$10,429	$10,804	$10,537	$11,842
11/30/2019	$10,444	$10,827	$10,554	$11,836
12/31/2019	$10,465	$10,850	$10,565	$11,828
1/31/2020	$10,552	$10,923	$10,615	$12,056
2/29/2020	$10,619	$10,961	$10,646	$12,273
3/31/2020	$10,290	$10,805	$10,510	$12,201
4/30/2020	$10,238	$10,819	$10,491	$12,417
5/31/2020	$10,384	$11,019	$10,603	$12,475
6/30/2020	$10,482	$11,042	$10,647	$12,554
7/31/2020	$10,574	$11,108	$10,695	$12,741
8/31/2020	$10,585	$11,106	$10,700	$12,638
9/30/2020	$10,582	$11,119	$10,706	$12,632
10/31/2020	$10,572	$11,102	$10,700	$12,575
11/30/2020	$10,635	$11,135	$10,733	$12,699
12/31/2020	$10,678	$11,156	$10,754	$12,716
1/31/2021	$10,727	$11,182	$10,778	$12,625
2/28/2021	$10,657	$11,138	$10,744	$12,443
3/31/2021	$10,678	$11,165	$10,755	$12,287
4/30/2021	$10,713	$11,190	$10,776	$12,384
5/31/2021	$10,728	$11,193	$10,785	$12,425
6/30/2021	$10,735	$11,194	$10,787	$12,512
7/31/2021	$10,770	$11,231	$10,807	$12,652
8/31/2021	$10,756	$11,227	$10,800	$12,628
9/30/2021	$10,709	$11,202	$10,775	$12,518
10/31/2021	$10,695	$11,187	$10,765	$12,515
11/30/2021	$10,709	$11,193	$10,775	$12,552
12/31/2021	$10,709	$11,197	$10,773	$12,520
1/31/2022	$10,546	$11,025	$10,670	$12,250
2/28/2022	$10,500	$10,996	$10,644	$12,114
3/31/2022	$10,344	$10,824	$10,540	$11,777
4/30/2022	$10,231	$10,720	$10,466	$11,330
5/31/2022	$10,287	$10,844	$10,525	$11,403
6/30/2022	$10,249	$10,833	$10,504	$11,224
7/31/2022	$10,347	$10,951	$10,582	$11,498
8/31/2022	$10,244	$10,814	$10,506	$11,174
9/30/2022	$10,100	$10,629	$10,402	$10,691
10/31/2022	$10,080	$10,628	$10,397	$10,552
11/30/2022	$10,232	$10,825	$10,525	$10,940
12/31/2022	$10,262	$10,842	$10,544	$10,891
1/31/2023	$10,372	$10,986	$10,643	$11,226
2/28/2023	$10,259	$10,830	$10,567	$10,936
3/31/2023	$10,372	$10,990	$10,661	$11,214
4/30/2023	$10,349	$10,943	$10,652	$11,282
5/31/2023	$10,320	$10,885	$10,634	$11,159
6/30/2023	$10,375	$10,950	$10,682	$11,119
7/31/2023	$10,397	$10,976	$10,707	$11,111
8/31/2023	$10,385	$10,951	$10,708	$11,040
9/30/2023	$10,332	$10,847	$10,655	$10,760
10/31/2023	$10,335	$10,860	$10,665	$10,590
11/30/2023	$10,486	$11,124	$10,838	$11,069
12/31/2023	$10,589	$11,230	$10,925	$11,493
1/31/2024	$10,592	$11,209	$10,935	$11,462
2/29/2024	$10,617	$11,222	$10,956	$11,300
3/31/2024	$10,628	$11,208	$10,968	$11,404
4/30/2024	$10,611	$11,169	$10,958	$11,116
5/31/2024	$10,629	$11,160	$10,972	$11,304
6/30/2024	$10,705	$11,247	$11,043	$11,412
7/31/2024	$10,772	$11,342	$11,113	$11,678
8/31/2024	$10,848	$11,450	$11,187	$11,846
9/30/2024	$10,917	$11,508	$11,235	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A at NAV	5.67%	0.96%	1.11%
Class A with sales charge	3.30%	0.51%	0.88%
Bloomberg Municipal Bond Short 1-5 Year Index	6.09%	1.35%	1.41%
Lipper Short Duration Municipal Debt Funds Average	5.44%	1.33%	1.17%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$1,561,231,464
# of Portfolio Holdings	277
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,439

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A23.84%
  A-9.35%
  A+13.90%
  AA10.21%
  AA-5.98%
  AA+5.72%
  AAA4.03%
  B0.05%
  BB0.48%
  BB-0.49%
  BB+0.89%
  BBB4.31%
  BBB-7.01%
  BBB+7.46%
  NR6.28%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LSDAX

Lord Abbett Short Duration Tax Free Income Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-2074-A

11/24

Class C

LSDCX

Lord Abbett Short Duration Tax Free Income Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Income Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	1.26%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 4.96%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 6.09% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s shorter duration positioning relative to the prospectus benchmark detracted from relative performance with the fall in rates over the period. An overweight allocation to the Power sector and Variable Rate Demand Notes detracted from relative performance. Security selection within the Housing and Health Care sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,016	$10,012	$10,008	$10,098
11/30/2014	$10,013	$10,019	$10,010	$10,170
12/31/2014	$9,990	$9,994	$9,999	$10,179
1/31/2015	$10,049	$10,062	$10,038	$10,393
2/28/2015	$10,016	$10,039	$10,022	$10,295
3/31/2015	$10,006	$10,034	$10,017	$10,343
4/30/2015	$9,990	$10,031	$10,011	$10,306
5/31/2015	$9,967	$10,013	$9,994	$10,281
6/30/2015	$9,971	$10,033	$9,995	$10,169
7/31/2015	$9,987	$10,064	$10,010	$10,240
8/31/2015	$9,984	$10,075	$10,013	$10,225
9/30/2015	$10,001	$10,107	$10,029	$10,294
10/31/2015	$10,017	$10,134	$10,047	$10,296
11/30/2015	$9,996	$10,116	$10,037	$10,269
12/31/2015	$9,999	$10,115	$10,039	$10,235
1/31/2016	$10,040	$10,178	$10,075	$10,376
2/29/2016	$10,064	$10,211	$10,089	$10,450
3/31/2016	$10,036	$10,186	$10,075	$10,546
4/30/2016	$10,053	$10,211	$10,093	$10,586
5/31/2016	$10,044	$10,204	$10,088	$10,589
6/30/2016	$10,080	$10,253	$10,120	$10,779
7/31/2016	$10,097	$10,281	$10,135	$10,847
8/31/2016	$10,094	$10,269	$10,133	$10,835
9/30/2016	$10,066	$10,232	$10,115	$10,829
10/31/2016	$10,038	$10,221	$10,107	$10,746
11/30/2016	$9,863	$10,093	$10,019	$10,492
12/31/2016	$9,872	$10,122	$10,029	$10,506
1/31/2017	$9,921	$10,190	$10,064	$10,527
2/28/2017	$9,958	$10,246	$10,096	$10,598
3/31/2017	$9,948	$10,244	$10,098	$10,592
4/30/2017	$9,984	$10,276	$10,121	$10,674
5/31/2017	$10,027	$10,327	$10,154	$10,756
6/30/2017	$10,005	$10,301	$10,144	$10,745
7/31/2017	$10,035	$10,345	$10,173	$10,792
8/31/2017	$10,064	$10,386	$10,202	$10,888
9/30/2017	$10,030	$10,352	$10,188	$10,836
10/31/2017	$10,027	$10,350	$10,187	$10,843
11/30/2017	$9,961	$10,264	$10,146	$10,829
12/31/2017	$9,972	$10,285	$10,158	$10,879
1/31/2018	$9,958	$10,299	$10,164	$10,753
2/28/2018	$9,952	$10,302	$10,165	$10,651
3/31/2018	$9,944	$10,295	$10,163	$10,720
4/30/2018	$9,927	$10,270	$10,154	$10,640
5/31/2018	$9,966	$10,326	$10,190	$10,716
6/30/2018	$9,980	$10,364	$10,212	$10,703
7/31/2018	$10,000	$10,395	$10,232	$10,705
8/31/2018	$10,002	$10,391	$10,238	$10,774
9/30/2018	$9,973	$10,353	$10,219	$10,705
10/31/2018	$9,950	$10,348	$10,214	$10,620
11/30/2018	$9,985	$10,400	$10,247	$10,683
12/31/2018	$10,021	$10,467	$10,284	$10,880
1/31/2019	$10,069	$10,525	$10,323	$10,995
2/28/2019	$10,101	$10,559	$10,346	$10,989
3/31/2019	$10,157	$10,606	$10,385	$11,200
4/30/2019	$10,168	$10,608	$10,395	$11,203
5/31/2019	$10,237	$10,677	$10,441	$11,402
6/30/2019	$10,267	$10,724	$10,471	$11,545
7/31/2019	$10,316	$10,783	$10,510	$11,570
8/31/2019	$10,372	$10,813	$10,539	$11,870
9/30/2019	$10,323	$10,759	$10,516	$11,807
10/31/2019	$10,340	$10,804	$10,537	$11,842
11/30/2019	$10,349	$10,827	$10,554	$11,836
12/31/2019	$10,364	$10,850	$10,565	$11,828
1/31/2020	$10,445	$10,923	$10,615	$12,056
2/29/2020	$10,507	$10,961	$10,646	$12,273
3/31/2020	$10,176	$10,805	$10,510	$12,201
4/30/2020	$10,119	$10,819	$10,491	$12,417
5/31/2020	$10,258	$11,019	$10,603	$12,475
6/30/2020	$10,349	$11,042	$10,647	$12,554
7/31/2020	$10,435	$11,108	$10,695	$12,741
8/31/2020	$10,440	$11,106	$10,700	$12,638
9/30/2020	$10,432	$11,119	$10,706	$12,632
10/31/2020	$10,416	$11,102	$10,700	$12,575
11/30/2020	$10,473	$11,135	$10,733	$12,699
12/31/2020	$10,510	$11,156	$10,754	$12,716
1/31/2021	$10,552	$11,182	$10,778	$12,625
2/28/2021	$10,477	$11,138	$10,744	$12,443
3/31/2021	$10,493	$11,165	$10,755	$12,287
4/30/2021	$10,521	$11,190	$10,776	$12,384
5/31/2021	$10,530	$11,193	$10,785	$12,425
6/30/2021	$10,532	$11,194	$10,787	$12,512
7/31/2021	$10,559	$11,231	$10,807	$12,652
8/31/2021	$10,540	$11,227	$10,800	$12,628
9/30/2021	$10,488	$11,202	$10,775	$12,518
10/31/2021	$10,469	$11,187	$10,765	$12,515
11/30/2021	$10,477	$11,193	$10,775	$12,552
12/31/2021	$10,471	$11,197	$10,773	$12,520
1/31/2022	$10,306	$11,025	$10,670	$12,250
2/28/2022	$10,256	$10,996	$10,644	$12,114
3/31/2022	$10,099	$10,824	$10,540	$11,777
4/30/2022	$9,982	$10,720	$10,466	$11,330
5/31/2022	$10,032	$10,844	$10,525	$11,403
6/30/2022	$9,990	$10,833	$10,504	$11,224
7/31/2022	$10,074	$10,951	$10,582	$11,498
8/31/2022	$9,974	$10,814	$10,506	$11,174
9/30/2022	$9,823	$10,629	$10,402	$10,691
10/31/2022	$9,805	$10,628	$10,397	$10,552
11/30/2022	$9,947	$10,825	$10,525	$10,940
12/31/2022	$9,971	$10,842	$10,544	$10,891
1/31/2023	$10,074	$10,986	$10,643	$11,226
2/28/2023	$9,959	$10,830	$10,567	$10,936
3/31/2023	$10,057	$10,990	$10,661	$11,214
4/30/2023	$10,036	$10,943	$10,652	$11,282
5/31/2023	$10,002	$10,885	$10,634	$11,159
6/30/2023	$10,051	$10,950	$10,682	$11,119
7/31/2023	$10,067	$10,976	$10,707	$11,111
8/31/2023	$10,050	$10,951	$10,708	$11,040
9/30/2023	$9,994	$10,847	$10,655	$10,760
10/31/2023	$9,992	$10,860	$10,665	$10,590
11/30/2023	$10,133	$11,124	$10,838	$11,069
12/31/2023	$10,220	$11,230	$10,925	$11,493
1/31/2024	$10,224	$11,209	$10,935	$11,462
2/29/2024	$10,243	$11,222	$10,956	$11,300
3/31/2024	$10,248	$11,208	$10,968	$11,404
4/30/2024	$10,227	$11,169	$10,958	$11,116
5/31/2024	$10,240	$11,160	$10,972	$11,304
6/30/2024	$10,308	$11,247	$11,043	$11,412
7/31/2024	$10,367	$11,342	$11,113	$11,678
8/31/2024	$10,435	$11,450	$11,187	$11,846
9/30/2024	$10,489	$11,508	$11,235	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C at NAV	4.96%	0.32%	0.48%
Class C with sales charge	3.96%	0.32%	0.48%
Bloomberg Municipal Bond Short 1-5 Year Index	6.09%	1.35%	1.41%
Lipper Short Duration Municipal Debt Funds Average	5.44%	1.33%	1.17%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$1,561,231,464
# of Portfolio Holdings	277
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,439

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A23.84%
  A-9.35%
  A+13.90%
  AA10.21%
  AA-5.98%
  AA+5.72%
  AAA4.03%
  B0.05%
  BB0.48%
  BB-0.49%
  BB+0.89%
  BBB4.31%
  BBB-7.01%
  BBB+7.46%
  NR6.28%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LSDCX

Lord Abbett Short Duration Tax Free Income Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-2076-C

11/24

Class F

LSDFX

Lord Abbett Short Duration Tax Free Income Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Income Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 5.77%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 6.09% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s shorter duration positioning relative to the prospectus benchmark detracted from relative performance with the fall in rates over the period. An overweight allocation to the Power sector and Variable Rate Demand Notes detracted from relative performance. Security selection within the Housing and Health Care sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,022	$10,012	$10,008	$10,098
11/30/2014	$10,025	$10,019	$10,010	$10,170
12/31/2014	$10,008	$9,994	$9,999	$10,179
1/31/2015	$10,074	$10,062	$10,038	$10,393
2/28/2015	$10,046	$10,039	$10,022	$10,295
3/31/2015	$10,042	$10,034	$10,017	$10,343
4/30/2015	$10,032	$10,031	$10,011	$10,306
5/31/2015	$10,015	$10,013	$9,994	$10,281
6/30/2015	$10,025	$10,033	$9,995	$10,169
7/31/2015	$10,047	$10,064	$10,010	$10,240
8/31/2015	$10,050	$10,075	$10,013	$10,225
9/30/2015	$10,073	$10,107	$10,029	$10,294
10/31/2015	$10,095	$10,134	$10,047	$10,296
11/30/2015	$10,080	$10,116	$10,037	$10,269
12/31/2015	$10,089	$10,115	$10,039	$10,235
1/31/2016	$10,137	$10,178	$10,075	$10,376
2/29/2016	$10,167	$10,211	$10,089	$10,450
3/31/2016	$10,144	$10,186	$10,075	$10,546
4/30/2016	$10,168	$10,211	$10,093	$10,586
5/31/2016	$10,165	$10,204	$10,088	$10,589
6/30/2016	$10,207	$10,253	$10,120	$10,779
7/31/2016	$10,230	$10,281	$10,135	$10,847
8/31/2016	$10,233	$10,269	$10,133	$10,835
9/30/2016	$10,211	$10,232	$10,115	$10,829
10/31/2016	$10,188	$10,221	$10,107	$10,746
11/30/2016	$10,016	$10,093	$10,019	$10,492
12/31/2016	$10,032	$10,122	$10,029	$10,506
1/31/2017	$10,088	$10,190	$10,064	$10,527
2/28/2017	$10,131	$10,246	$10,096	$10,598
3/31/2017	$10,127	$10,244	$10,098	$10,592
4/30/2017	$10,170	$10,276	$10,121	$10,674
5/31/2017	$10,219	$10,327	$10,154	$10,756
6/30/2017	$10,204	$10,301	$10,144	$10,745
7/31/2017	$10,240	$10,345	$10,173	$10,792
8/31/2017	$10,276	$10,386	$10,202	$10,888
9/30/2017	$10,247	$10,352	$10,188	$10,836
10/31/2017	$10,250	$10,350	$10,187	$10,843
11/30/2017	$10,189	$10,264	$10,146	$10,829
12/31/2017	$10,206	$10,285	$10,158	$10,879
1/31/2018	$10,198	$10,299	$10,164	$10,753
2/28/2018	$10,197	$10,302	$10,165	$10,651
3/31/2018	$10,196	$10,295	$10,163	$10,720
4/30/2018	$10,183	$10,270	$10,154	$10,640
5/31/2018	$10,229	$10,326	$10,190	$10,716
6/30/2018	$10,250	$10,364	$10,212	$10,703
7/31/2018	$10,277	$10,395	$10,232	$10,705
8/31/2018	$10,285	$10,391	$10,238	$10,774
9/30/2018	$10,261	$10,353	$10,219	$10,705
10/31/2018	$10,243	$10,348	$10,214	$10,620
11/30/2018	$10,286	$10,400	$10,247	$10,683
12/31/2018	$10,328	$10,467	$10,284	$10,880
1/31/2019	$10,384	$10,525	$10,323	$10,995
2/28/2019	$10,423	$10,559	$10,346	$10,989
3/31/2019	$10,487	$10,606	$10,385	$11,200
4/30/2019	$10,504	$10,608	$10,395	$11,203
5/31/2019	$10,582	$10,677	$10,441	$11,402
6/30/2019	$10,619	$10,724	$10,471	$11,545
7/31/2019	$10,677	$10,783	$10,510	$11,570
8/31/2019	$10,741	$10,813	$10,539	$11,870
9/30/2019	$10,697	$10,759	$10,516	$11,807
10/31/2019	$10,720	$10,804	$10,537	$11,842
11/30/2019	$10,736	$10,827	$10,554	$11,836
12/31/2019	$10,758	$10,850	$10,565	$11,828
1/31/2020	$10,855	$10,923	$10,615	$12,056
2/29/2020	$10,919	$10,961	$10,646	$12,273
3/31/2020	$10,588	$10,805	$10,510	$12,201
4/30/2020	$10,528	$10,819	$10,491	$12,417
5/31/2020	$10,686	$11,019	$10,603	$12,475
6/30/2020	$10,781	$11,042	$10,647	$12,554
7/31/2020	$10,876	$11,108	$10,695	$12,741
8/31/2020	$10,888	$11,106	$10,700	$12,638
9/30/2020	$10,886	$11,119	$10,706	$12,632
10/31/2020	$10,877	$11,102	$10,700	$12,575
11/30/2020	$10,943	$11,135	$10,733	$12,699
12/31/2020	$10,988	$11,156	$10,754	$12,716
1/31/2021	$11,046	$11,182	$10,778	$12,625
2/28/2021	$10,967	$11,138	$10,744	$12,443
3/31/2021	$10,990	$11,165	$10,755	$12,287
4/30/2021	$11,027	$11,190	$10,776	$12,384
5/31/2021	$11,043	$11,193	$10,785	$12,425
6/30/2021	$11,052	$11,194	$10,787	$12,512
7/31/2021	$11,088	$11,231	$10,807	$12,652
8/31/2021	$11,075	$11,227	$10,800	$12,628
9/30/2021	$11,034	$11,202	$10,775	$12,518
10/31/2021	$11,014	$11,187	$10,765	$12,515
11/30/2021	$11,036	$11,193	$10,775	$12,552
12/31/2021	$11,037	$11,197	$10,773	$12,520
1/31/2022	$10,864	$11,025	$10,670	$12,250
2/28/2022	$10,824	$10,996	$10,644	$12,114
3/31/2022	$10,664	$10,824	$10,540	$11,777
4/30/2022	$10,541	$10,720	$10,466	$11,330
5/31/2022	$10,607	$10,844	$10,525	$11,403
6/30/2022	$10,562	$10,833	$10,504	$11,224
7/31/2022	$10,664	$10,951	$10,582	$11,498
8/31/2022	$10,565	$10,814	$10,506	$11,174
9/30/2022	$10,411	$10,629	$10,402	$10,691
10/31/2022	$10,391	$10,628	$10,397	$10,552
11/30/2022	$10,548	$10,825	$10,525	$10,940
12/31/2022	$10,579	$10,842	$10,544	$10,891
1/31/2023	$10,695	$10,986	$10,643	$11,226
2/28/2023	$10,579	$10,830	$10,567	$10,936
3/31/2023	$10,696	$10,990	$10,661	$11,214
4/30/2023	$10,673	$10,943	$10,652	$11,282
5/31/2023	$10,651	$10,885	$10,634	$11,159
6/30/2023	$10,702	$10,950	$10,682	$11,119
7/31/2023	$10,725	$10,976	$10,707	$11,111
8/31/2023	$10,713	$10,951	$10,708	$11,040
9/30/2023	$10,659	$10,847	$10,655	$10,760
10/31/2023	$10,664	$10,860	$10,665	$10,590
11/30/2023	$10,828	$11,124	$10,838	$11,069
12/31/2023	$10,927	$11,230	$10,925	$11,493
1/31/2024	$10,931	$11,209	$10,935	$11,462
2/29/2024	$10,958	$11,222	$10,956	$11,300
3/31/2024	$10,970	$11,208	$10,968	$11,404
4/30/2024	$10,954	$11,169	$10,958	$11,116
5/31/2024	$10,974	$11,160	$10,972	$11,304
6/30/2024	$11,053	$11,247	$11,043	$11,412
7/31/2024	$11,131	$11,342	$11,113	$11,678
8/31/2024	$11,203	$11,450	$11,187	$11,846
9/30/2024	$11,275	$11,508	$11,235	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class F at NAV	5.77%	1.06%	1.21%
Bloomberg Municipal Bond Short 1-5 Year Index	6.09%	1.35%	1.41%
Lipper Short Duration Municipal Debt Funds Average	5.44%	1.33%	1.17%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$1,561,231,464
# of Portfolio Holdings	277
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,439

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A23.84%
  A-9.35%
  A+13.90%
  AA10.21%
  AA-5.98%
  AA+5.72%
  AAA4.03%
  B0.05%
  BB0.48%
  BB-0.49%
  BB+0.89%
  BBB4.31%
  BBB-7.01%
  BBB+7.46%
  NR6.28%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LSDFX

Lord Abbett Short Duration Tax Free Income Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-2078-F

11/24

Class F3

LSDOX

Lord Abbett Short Duration Tax Free Income Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Income Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$42	0.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 5.92%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 6.09% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s shorter duration positioning relative to the prospectus benchmark detracted from relative performance with the fall in rates over the period. An overweight allocation to the Power sector and Variable Rate Demand Notes detracted from relative performance. Security selection within the Housing and Health Care sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,036	$10,028	$10,022	$10,051
5/31/2017	$10,085	$10,077	$10,054	$10,128
6/30/2017	$10,071	$10,052	$10,045	$10,118
7/31/2017	$10,107	$10,094	$10,073	$10,162
8/31/2017	$10,144	$10,134	$10,102	$10,253
9/30/2017	$10,123	$10,101	$10,088	$10,204
10/31/2017	$10,121	$10,099	$10,087	$10,210
11/30/2017	$10,061	$10,016	$10,047	$10,197
12/31/2017	$10,086	$10,036	$10,058	$10,244
1/31/2018	$10,078	$10,050	$10,064	$10,126
2/28/2018	$10,072	$10,053	$10,065	$10,030
3/31/2018	$10,078	$10,046	$10,063	$10,094
4/30/2018	$10,060	$10,021	$10,054	$10,019
5/31/2018	$10,114	$10,076	$10,090	$10,091
6/30/2018	$10,135	$10,113	$10,112	$10,078
7/31/2018	$10,163	$10,143	$10,132	$10,080
8/31/2018	$10,172	$10,140	$10,138	$10,145
9/30/2018	$10,142	$10,102	$10,119	$10,080
10/31/2018	$10,132	$10,097	$10,114	$10,000
11/30/2018	$10,175	$10,149	$10,147	$10,060
12/31/2018	$10,218	$10,213	$10,183	$10,245
1/31/2019	$10,268	$10,270	$10,222	$10,354
2/28/2019	$10,314	$10,304	$10,245	$10,348
3/31/2019	$10,378	$10,349	$10,283	$10,546
4/30/2019	$10,397	$10,351	$10,293	$10,549
5/31/2019	$10,475	$10,419	$10,339	$10,736
6/30/2019	$10,512	$10,465	$10,368	$10,871
7/31/2019	$10,564	$10,522	$10,407	$10,895
8/31/2019	$10,635	$10,551	$10,436	$11,177
9/30/2019	$10,592	$10,499	$10,413	$11,118
10/31/2019	$10,616	$10,542	$10,434	$11,151
11/30/2019	$10,634	$10,565	$10,451	$11,146
12/31/2019	$10,657	$10,587	$10,461	$11,138
1/31/2020	$10,747	$10,658	$10,511	$11,352
2/29/2020	$10,818	$10,696	$10,542	$11,557
3/31/2020	$10,485	$10,543	$10,407	$11,489
4/30/2020	$10,434	$10,557	$10,388	$11,693
5/31/2020	$10,584	$10,753	$10,499	$11,747
6/30/2020	$10,686	$10,774	$10,543	$11,821
7/31/2020	$10,775	$10,839	$10,590	$11,998
8/31/2020	$10,788	$10,837	$10,595	$11,901
9/30/2020	$10,788	$10,850	$10,601	$11,894
10/31/2020	$10,786	$10,833	$10,595	$11,841
11/30/2020	$10,846	$10,865	$10,628	$11,958
12/31/2020	$10,892	$10,886	$10,649	$11,974
1/31/2021	$10,951	$10,911	$10,672	$11,888
2/28/2021	$10,874	$10,868	$10,639	$11,716
3/31/2021	$10,898	$10,895	$10,650	$11,570
4/30/2021	$10,943	$10,919	$10,670	$11,662
5/31/2021	$10,953	$10,922	$10,679	$11,700
6/30/2021	$10,970	$10,923	$10,681	$11,782
7/31/2021	$11,007	$10,959	$10,701	$11,914
8/31/2021	$10,995	$10,955	$10,694	$11,891
9/30/2021	$10,949	$10,931	$10,669	$11,788
10/31/2021	$10,931	$10,916	$10,659	$11,785
11/30/2021	$10,954	$10,922	$10,669	$11,820
12/31/2021	$10,956	$10,926	$10,667	$11,789
1/31/2022	$10,792	$10,758	$10,565	$11,535
2/28/2022	$10,746	$10,729	$10,540	$11,407
3/31/2022	$10,590	$10,562	$10,437	$11,090
4/30/2022	$10,468	$10,460	$10,363	$10,669
5/31/2022	$10,535	$10,581	$10,422	$10,738
6/30/2022	$10,491	$10,570	$10,401	$10,569
7/31/2022	$10,594	$10,686	$10,478	$10,828
8/31/2022	$10,497	$10,552	$10,403	$10,522
9/30/2022	$10,345	$10,372	$10,300	$10,067
10/31/2022	$10,334	$10,371	$10,295	$9,937
11/30/2022	$10,484	$10,563	$10,422	$10,302
12/31/2022	$10,517	$10,579	$10,441	$10,256
1/31/2023	$10,633	$10,720	$10,539	$10,571
2/28/2023	$10,526	$10,567	$10,463	$10,298
3/31/2023	$10,637	$10,724	$10,556	$10,559
4/30/2023	$10,622	$10,678	$10,548	$10,623
5/31/2023	$10,594	$10,621	$10,530	$10,508
6/30/2023	$10,646	$10,684	$10,577	$10,470
7/31/2023	$10,670	$10,710	$10,602	$10,463
8/31/2023	$10,660	$10,686	$10,603	$10,396
9/30/2023	$10,608	$10,584	$10,551	$10,132
10/31/2023	$10,614	$10,597	$10,560	$9,972
11/30/2023	$10,778	$10,855	$10,732	$10,424
12/31/2023	$10,878	$10,958	$10,818	$10,823
1/31/2024	$10,891	$10,938	$10,828	$10,793
2/29/2024	$10,919	$10,950	$10,849	$10,640
3/31/2024	$10,932	$10,937	$10,860	$10,739
4/30/2024	$10,917	$10,899	$10,851	$10,467
5/31/2024	$10,931	$10,890	$10,864	$10,645
6/30/2024	$11,011	$10,975	$10,935	$10,746
7/31/2024	$11,090	$11,067	$11,004	$10,997
8/31/2024	$11,170	$11,173	$11,077	$11,155
9/30/2024	$11,236	$11,229	$11,125	$11,304

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	5.92%	1.19%	1.57%
Bloomberg Municipal Bond Short 1-5 Year Index	6.09%	1.35%	1.56%
Lipper Short Duration Municipal Debt Funds Average	5.44%	1.33%	1.43%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$1,561,231,464
# of Portfolio Holdings	277
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,439

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A23.84%
  A-9.35%
  A+13.90%
  AA10.21%
  AA-5.98%
  AA+5.72%
  AAA4.03%
  B0.05%
  BB0.48%
  BB-0.49%
  BB+0.89%
  BBB4.31%
  BBB-7.01%
  BBB+7.46%
  NR6.28%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LSDOX

Lord Abbett Short Duration Tax Free Income Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-8992-F3

11/24

Class I

LISDX

Lord Abbett Short Duration Tax Free Income Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Income Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 5.88%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 6.09% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s shorter duration positioning relative to the prospectus benchmark detracted from relative performance with the fall in rates over the period. An overweight allocation to the Power sector and Variable Rate Demand Notes detracted from relative performance. Security selection within the Housing and Health Care sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,022	$10,012	$10,008	$10,098
11/30/2014	$10,027	$10,019	$10,010	$10,170
12/31/2014	$10,011	$9,994	$9,999	$10,179
1/31/2015	$10,077	$10,062	$10,038	$10,393
2/28/2015	$10,050	$10,039	$10,022	$10,295
3/31/2015	$10,047	$10,034	$10,017	$10,343
4/30/2015	$10,038	$10,031	$10,011	$10,306
5/31/2015	$10,022	$10,013	$9,994	$10,281
6/30/2015	$10,032	$10,033	$9,995	$10,169
7/31/2015	$10,055	$10,064	$10,010	$10,240
8/31/2015	$10,059	$10,075	$10,013	$10,225
9/30/2015	$10,083	$10,107	$10,029	$10,294
10/31/2015	$10,106	$10,134	$10,047	$10,296
11/30/2015	$10,098	$10,116	$10,037	$10,269
12/31/2015	$10,102	$10,115	$10,039	$10,235
1/31/2016	$10,157	$10,178	$10,075	$10,376
2/29/2016	$10,181	$10,211	$10,089	$10,450
3/31/2016	$10,159	$10,186	$10,075	$10,546
4/30/2016	$10,190	$10,211	$10,093	$10,586
5/31/2016	$10,182	$10,204	$10,088	$10,589
6/30/2016	$10,225	$10,253	$10,120	$10,779
7/31/2016	$10,255	$10,281	$10,135	$10,847
8/31/2016	$10,252	$10,269	$10,133	$10,835
9/30/2016	$10,231	$10,232	$10,115	$10,829
10/31/2016	$10,209	$10,221	$10,107	$10,746
11/30/2016	$10,038	$10,093	$10,019	$10,492
12/31/2016	$10,055	$10,122	$10,029	$10,506
1/31/2017	$10,118	$10,190	$10,064	$10,527
2/28/2017	$10,155	$10,246	$10,096	$10,598
3/31/2017	$10,159	$10,244	$10,098	$10,592
4/30/2017	$10,196	$10,276	$10,121	$10,674
5/31/2017	$10,247	$10,327	$10,154	$10,756
6/30/2017	$10,232	$10,301	$10,144	$10,745
7/31/2017	$10,269	$10,345	$10,173	$10,792
8/31/2017	$10,306	$10,386	$10,202	$10,888
9/30/2017	$10,284	$10,352	$10,188	$10,836
10/31/2017	$10,282	$10,350	$10,187	$10,843
11/30/2017	$10,221	$10,264	$10,146	$10,829
12/31/2017	$10,246	$10,285	$10,158	$10,879
1/31/2018	$10,232	$10,299	$10,164	$10,753
2/28/2018	$10,231	$10,302	$10,165	$10,651
3/31/2018	$10,231	$10,295	$10,163	$10,720
4/30/2018	$10,220	$10,270	$10,154	$10,640
5/31/2018	$10,274	$10,326	$10,190	$10,716
6/30/2018	$10,295	$10,364	$10,212	$10,703
7/31/2018	$10,316	$10,395	$10,232	$10,705
8/31/2018	$10,326	$10,391	$10,238	$10,774
9/30/2018	$10,302	$10,353	$10,219	$10,705
10/31/2018	$10,285	$10,348	$10,214	$10,620
11/30/2018	$10,329	$10,400	$10,247	$10,683
12/31/2018	$10,379	$10,467	$10,284	$10,880
1/31/2019	$10,429	$10,525	$10,323	$10,995
2/28/2019	$10,469	$10,559	$10,346	$10,989
3/31/2019	$10,534	$10,606	$10,385	$11,200
4/30/2019	$10,559	$10,608	$10,395	$11,203
5/31/2019	$10,631	$10,677	$10,441	$11,402
6/30/2019	$10,676	$10,724	$10,471	$11,545
7/31/2019	$10,728	$10,783	$10,510	$11,570
8/31/2019	$10,800	$10,813	$10,539	$11,870
9/30/2019	$10,750	$10,759	$10,516	$11,807
10/31/2019	$10,774	$10,804	$10,537	$11,842
11/30/2019	$10,798	$10,827	$10,554	$11,836
12/31/2019	$10,822	$10,850	$10,565	$11,828
1/31/2020	$10,913	$10,923	$10,615	$12,056
2/29/2020	$10,978	$10,961	$10,646	$12,273
3/31/2020	$10,646	$10,805	$10,510	$12,201
4/30/2020	$10,587	$10,819	$10,491	$12,417
5/31/2020	$10,746	$11,019	$10,603	$12,475
6/30/2020	$10,842	$11,042	$10,647	$12,554
7/31/2020	$10,940	$11,108	$10,695	$12,741
8/31/2020	$10,953	$11,106	$10,700	$12,638
9/30/2020	$10,952	$11,119	$10,706	$12,632
10/31/2020	$10,950	$11,102	$10,700	$12,575
11/30/2020	$11,010	$11,135	$10,733	$12,699
12/31/2020	$11,056	$11,156	$10,754	$12,716
1/31/2021	$11,116	$11,182	$10,778	$12,625
2/28/2021	$11,038	$11,138	$10,744	$12,443
3/31/2021	$11,062	$11,165	$10,755	$12,287
4/30/2021	$11,107	$11,190	$10,776	$12,384
5/31/2021	$11,117	$11,193	$10,785	$12,425
6/30/2021	$11,134	$11,194	$10,787	$12,512
7/31/2021	$11,171	$11,231	$10,807	$12,652
8/31/2021	$11,152	$11,227	$10,800	$12,628
9/30/2021	$11,112	$11,202	$10,775	$12,518
10/31/2021	$11,092	$11,187	$10,765	$12,515
11/30/2021	$11,116	$11,193	$10,775	$12,552
12/31/2021	$11,117	$11,197	$10,773	$12,520
1/31/2022	$10,951	$11,025	$10,670	$12,250
2/28/2022	$10,904	$10,996	$10,644	$12,114
3/31/2022	$10,745	$10,824	$10,540	$11,777
4/30/2022	$10,621	$10,720	$10,466	$11,330
5/31/2022	$10,688	$10,844	$10,525	$11,403
6/30/2022	$10,644	$10,833	$10,504	$11,224
7/31/2022	$10,748	$10,951	$10,582	$11,498
8/31/2022	$10,649	$10,814	$10,506	$11,174
9/30/2022	$10,495	$10,629	$10,402	$10,691
10/31/2022	$10,483	$10,628	$10,397	$10,552
11/30/2022	$10,635	$10,825	$10,525	$10,940
12/31/2022	$10,668	$10,842	$10,544	$10,891
1/31/2023	$10,785	$10,986	$10,643	$11,226
2/28/2023	$10,676	$10,830	$10,567	$10,936
3/31/2023	$10,788	$10,990	$10,661	$11,214
4/30/2023	$10,772	$10,943	$10,652	$11,282
5/31/2023	$10,744	$10,885	$10,634	$11,159
6/30/2023	$10,797	$10,950	$10,682	$11,119
7/31/2023	$10,821	$10,976	$10,707	$11,111
8/31/2023	$10,810	$10,951	$10,708	$11,040
9/30/2023	$10,757	$10,847	$10,655	$10,760
10/31/2023	$10,762	$10,860	$10,665	$10,590
11/30/2023	$10,928	$11,124	$10,838	$11,069
12/31/2023	$11,030	$11,230	$10,925	$11,493
1/31/2024	$11,035	$11,209	$10,935	$11,462
2/29/2024	$11,070	$11,222	$10,956	$11,300
3/31/2024	$11,083	$11,208	$10,968	$11,404
4/30/2024	$11,068	$11,169	$10,958	$11,116
5/31/2024	$11,081	$11,160	$10,972	$11,304
6/30/2024	$11,162	$11,247	$11,043	$11,412
7/31/2024	$11,241	$11,342	$11,113	$11,678
8/31/2024	$11,315	$11,450	$11,187	$11,846
9/30/2024	$11,389	$11,508	$11,235	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I at NAV	5.88%	1.16%	1.31%
Bloomberg Municipal Bond Short 1-5 Year Index	6.09%	1.35%	1.41%
Lipper Short Duration Municipal Debt Funds Average	5.44%	1.33%	1.17%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$1,561,231,464
# of Portfolio Holdings	277
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,439

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A23.84%
  A-9.35%
  A+13.90%
  AA10.21%
  AA-5.98%
  AA+5.72%
  AAA4.03%
  B0.05%
  BB0.48%
  BB-0.49%
  BB+0.89%
  BBB4.31%
  BBB-7.01%
  BBB+7.46%
  NR6.28%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LISDX

Lord Abbett Short Duration Tax Free Income Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-2077-I

11/24

Class A

LASMX

Lord Abbett Sustainable Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Sustainable Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.30%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Education and Local General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Housing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
1/20/2022	$9,775	$10,000	$10,000
1/31/2022	$9,637	$9,873	$9,992
2/28/2022	$9,598	$9,842	$9,880
3/31/2022	$9,305	$9,580	$9,606
4/30/2022	$9,032	$9,379	$9,241
5/31/2022	$9,132	$9,511	$9,301
6/30/2022	$8,967	$9,432	$9,155
7/31/2022	$9,187	$9,642	$9,379
8/31/2022	$9,044	$9,475	$9,114
9/30/2022	$8,714	$9,188	$8,720
10/31/2022	$8,672	$9,153	$8,607
11/30/2022	$8,999	$9,473	$8,924
12/31/2022	$9,037	$9,518	$8,883
1/31/2023	$9,276	$9,732	$9,157
2/28/2023	$9,078	$9,549	$8,920
3/31/2023	$9,238	$9,734	$9,146
4/30/2023	$9,249	$9,707	$9,202
5/31/2023	$9,169	$9,621	$9,102
6/30/2023	$9,261	$9,694	$9,069
7/31/2023	$9,283	$9,732	$9,063
8/31/2023	$9,215	$9,634	$9,005
9/30/2023	$9,026	$9,417	$8,776
10/31/2023	$8,938	$9,379	$8,638
11/30/2023	$9,350	$9,832	$9,029
12/31/2023	$9,549	$10,018	$9,374
1/31/2024	$9,563	$9,980	$9,349
2/29/2024	$9,588	$9,990	$9,217
3/31/2024	$9,602	$9,989	$9,302
4/30/2024	$9,514	$9,887	$9,067
5/31/2024	$9,508	$9,828	$9,220
6/30/2024	$9,628	$9,955	$9,308
7/31/2024	$9,706	$10,043	$9,525
8/31/2024	$9,774	$10,132	$9,662
9/30/2024	$9,865	$10,215	$9,791

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 1/20/22
Class A at NAV	9.30%	0.34%
Class A with sales charge	6.89%	(0.50%)
Bloomberg 1-15 Year Municipal Bond Index	8.47%	0.79%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	(0.78%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$5,689,525
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.51%
  A+13.18%
  AA7.32%
  AA-2.86%
  AA+2.53%
  AAA6.98%
  BB7.63%
  BB+2.14%
  BBB4.81%
  BBB-21.95%
  BBB+3.34%
  NR5.75%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LASMX

Lord Abbett Sustainable Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-9264-A

11/24

Class C

LCSBX

Lord Abbett Sustainable Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Sustainable Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	1.27%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 8.60%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Education and Local General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Housing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
1/20/2022	$10,000	$10,000	$10,000
1/31/2022	$9,860	$9,873	$9,992
2/28/2022	$9,809	$9,842	$9,880
3/31/2022	$9,501	$9,580	$9,606
4/30/2022	$9,216	$9,379	$9,241
5/31/2022	$9,312	$9,511	$9,301
6/30/2022	$9,138	$9,432	$9,155
7/31/2022	$9,355	$9,642	$9,379
8/31/2022	$9,203	$9,475	$9,114
9/30/2022	$8,862	$9,188	$8,720
10/31/2022	$8,813	$9,153	$8,607
11/30/2022	$9,139	$9,473	$8,924
12/31/2022	$9,172	$9,518	$8,883
1/31/2023	$9,408	$9,732	$9,157
2/28/2023	$9,202	$9,549	$8,920
3/31/2023	$9,358	$9,734	$9,146
4/30/2023	$9,362	$9,707	$9,202
5/31/2023	$9,275	$9,621	$9,102
6/30/2023	$9,372	$9,694	$9,069
7/31/2023	$9,379	$9,732	$9,063
8/31/2023	$9,304	$9,634	$9,005
9/30/2023	$9,107	$9,417	$8,776
10/31/2023	$9,013	$9,379	$8,638
11/30/2023	$9,424	$9,832	$9,029
12/31/2023	$9,619	$10,018	$9,374
1/31/2024	$9,628	$9,980	$9,349
2/29/2024	$9,648	$9,990	$9,217
3/31/2024	$9,657	$9,989	$9,302
4/30/2024	$9,564	$9,887	$9,067
5/31/2024	$9,553	$9,828	$9,220
6/30/2024	$9,668	$9,955	$9,308
7/31/2024	$9,741	$10,043	$9,525
8/31/2024	$9,804	$10,132	$9,662
9/30/2024	$9,890	$10,215	$9,791

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 1/20/22
Class C at NAV	8.60%	(0.41%)
Class C with sales charge	7.60%	(0.41%)
Bloomberg 1-15 Year Municipal Bond Index	8.47%	0.79%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	(0.78%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$5,689,525
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.51%
  A+13.18%
  AA7.32%
  AA-2.86%
  AA+2.53%
  AAA6.98%
  BB7.63%
  BB+2.14%
  BBB4.81%
  BBB-21.95%
  BBB+3.34%
  NR5.75%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LCSBX

Lord Abbett Sustainable Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-9265-C

11/24

Class F

LSMFX

Lord Abbett Sustainable Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Sustainable Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$55	0.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.41%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Education and Local General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Housing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
1/20/2022	$10,000	$10,000	$10,000
1/31/2022	$9,870	$9,873	$9,992
2/28/2022	$9,819	$9,842	$9,880
3/31/2022	$9,522	$9,580	$9,606
4/30/2022	$9,243	$9,379	$9,241
5/31/2022	$9,346	$9,511	$9,301
6/30/2022	$9,178	$9,432	$9,155
7/31/2022	$9,404	$9,642	$9,379
8/31/2022	$9,258	$9,475	$9,114
9/30/2022	$8,922	$9,188	$8,720
10/31/2022	$8,879	$9,153	$8,607
11/30/2022	$9,215	$9,473	$8,924
12/31/2022	$9,255	$9,518	$8,883
1/31/2023	$9,500	$9,732	$9,157
2/28/2023	$9,298	$9,549	$8,920
3/31/2023	$9,463	$9,734	$9,146
4/30/2023	$9,475	$9,707	$9,202
5/31/2023	$9,393	$9,621	$9,102
6/30/2023	$9,488	$9,694	$9,069
7/31/2023	$9,512	$9,732	$9,063
8/31/2023	$9,443	$9,634	$9,005
9/30/2023	$9,250	$9,417	$8,776
10/31/2023	$9,160	$9,379	$8,638
11/30/2023	$9,584	$9,832	$9,029
12/31/2023	$9,788	$10,018	$9,374
1/31/2024	$9,804	$9,980	$9,349
2/29/2024	$9,830	$9,990	$9,217
3/31/2024	$9,845	$9,989	$9,302
4/30/2024	$9,756	$9,887	$9,067
5/31/2024	$9,751	$9,828	$9,220
6/30/2024	$9,875	$9,955	$9,308
7/31/2024	$9,956	$10,043	$9,525
8/31/2024	$10,026	$10,132	$9,662
9/30/2024	$10,121	$10,215	$9,791

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 1/20/22
Class F at NAV	9.41%	0.45%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	0.79%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	(0.78%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$5,689,525
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.51%
  A+13.18%
  AA7.32%
  AA-2.86%
  AA+2.53%
  AAA6.98%
  BB7.63%
  BB+2.14%
  BBB4.81%
  BBB-21.95%
  BBB+3.34%
  NR5.75%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LSMFX

Lord Abbett Sustainable Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-9266-F

11/24

Class F3

LSMOX

Lord Abbett Sustainable Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Sustainable Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$42	0.40%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.56%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Education and Local General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Housing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
1/20/2022	$10,000	$10,000	$10,000
1/31/2022	$9,870	$9,873	$9,992
2/28/2022	$9,819	$9,842	$9,880
3/31/2022	$9,525	$9,580	$9,606
4/30/2022	$9,248	$9,379	$9,241
5/31/2022	$9,352	$9,511	$9,301
6/30/2022	$9,185	$9,432	$9,155
7/31/2022	$9,411	$9,642	$9,379
8/31/2022	$9,267	$9,475	$9,114
9/30/2022	$8,931	$9,188	$8,720
10/31/2022	$8,890	$9,153	$8,607
11/30/2022	$9,226	$9,473	$8,924
12/31/2022	$9,268	$9,518	$8,883
1/31/2023	$9,515	$9,732	$9,157
2/28/2023	$9,313	$9,549	$8,920
3/31/2023	$9,479	$9,734	$9,146
4/30/2023	$9,492	$9,707	$9,202
5/31/2023	$9,412	$9,621	$9,102
6/30/2023	$9,508	$9,694	$9,069
7/31/2023	$9,533	$9,732	$9,063
8/31/2023	$9,465	$9,634	$9,005
9/30/2023	$9,272	$9,417	$8,776
10/31/2023	$9,184	$9,379	$8,638
11/30/2023	$9,610	$9,832	$9,029
12/31/2023	$9,816	$10,018	$9,374
1/31/2024	$9,832	$9,980	$9,349
2/29/2024	$9,860	$9,990	$9,217
3/31/2024	$9,876	$9,989	$9,302
4/30/2024	$9,787	$9,887	$9,067
5/31/2024	$9,783	$9,828	$9,220
6/30/2024	$9,909	$9,955	$9,308
7/31/2024	$9,991	$10,043	$9,525
8/31/2024	$10,063	$10,132	$9,662
9/30/2024	$10,159	$10,215	$9,791

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 1/20/22
Class F3 at NAV	9.56%	0.59%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	0.79%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	(0.78%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$5,689,525
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.51%
  A+13.18%
  AA7.32%
  AA-2.86%
  AA+2.53%
  AAA6.98%
  BB7.63%
  BB+2.14%
  BBB4.81%
  BBB-21.95%
  BBB+3.34%
  NR5.75%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LSMOX

Lord Abbett Sustainable Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-9267-F3

11/24

Class I

LISMX

Lord Abbett Sustainable Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Sustainable Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.52%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Education and Local General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Housing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
1/20/2022	$10,000	$10,000	$10,000
1/31/2022	$9,870	$9,873	$9,992
2/28/2022	$9,819	$9,842	$9,880
3/31/2022	$9,524	$9,580	$9,606
4/30/2022	$9,246	$9,379	$9,241
5/31/2022	$9,350	$9,511	$9,301
6/30/2022	$9,183	$9,432	$9,155
7/31/2022	$9,409	$9,642	$9,379
8/31/2022	$9,264	$9,475	$9,114
9/30/2022	$8,929	$9,188	$8,720
10/31/2022	$8,887	$9,153	$8,607
11/30/2022	$9,223	$9,473	$8,924
12/31/2022	$9,264	$9,518	$8,883
1/31/2023	$9,510	$9,732	$9,157
2/28/2023	$9,309	$9,549	$8,920
3/31/2023	$9,475	$9,734	$9,146
4/30/2023	$9,487	$9,707	$9,202
5/31/2023	$9,407	$9,621	$9,102
6/30/2023	$9,502	$9,694	$9,069
7/31/2023	$9,527	$9,732	$9,063
8/31/2023	$9,459	$9,634	$9,005
9/30/2023	$9,266	$9,417	$8,776
10/31/2023	$9,177	$9,379	$8,638
11/30/2023	$9,603	$9,832	$9,029
12/31/2023	$9,808	$10,018	$9,374
1/31/2024	$9,824	$9,980	$9,349
2/29/2024	$9,851	$9,990	$9,217
3/31/2024	$9,867	$9,989	$9,302
4/30/2024	$9,779	$9,887	$9,067
5/31/2024	$9,774	$9,828	$9,220
6/30/2024	$9,900	$9,955	$9,308
7/31/2024	$9,981	$10,043	$9,525
8/31/2024	$10,053	$10,132	$9,662
9/30/2024	$10,148	$10,215	$9,791

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 1/20/22
Class I at NAV	9.52%	0.55%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	0.79%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	(0.78%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$5,689,525
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.51%
  A+13.18%
  AA7.32%
  AA-2.86%
  AA+2.53%
  AAA6.98%
  BB7.63%
  BB+2.14%
  BBB4.81%
  BBB-21.95%
  BBB+3.34%
  NR5.75%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LISMX

Lord Abbett Sustainable Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-9268-I

11/24

Class A

LANYX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.96%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Education and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Special Tax, Leasing and Education sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,774	$10,000	$10,000	$10,000
10/31/2014	$9,843	$10,069	$10,063	$10,098
11/30/2014	$9,850	$10,086	$10,078	$10,170
12/31/2014	$9,911	$10,137	$10,146	$10,179
1/31/2015	$10,104	$10,316	$10,328	$10,393
2/28/2015	$9,990	$10,210	$10,222	$10,295
3/31/2015	$10,016	$10,240	$10,250	$10,343
4/30/2015	$9,945	$10,186	$10,189	$10,306
5/31/2015	$9,953	$10,158	$10,181	$10,281
6/30/2015	$9,899	$10,148	$10,139	$10,169
7/31/2015	$9,951	$10,222	$10,204	$10,240
8/31/2015	$9,977	$10,242	$10,234	$10,225
9/30/2015	$10,048	$10,316	$10,294	$10,294
10/31/2015	$10,100	$10,357	$10,336	$10,296
11/30/2015	$10,144	$10,398	$10,385	$10,269
12/31/2015	$10,232	$10,472	$10,465	$10,235
1/31/2016	$10,366	$10,596	$10,565	$10,376
2/29/2016	$10,373	$10,613	$10,572	$10,450
3/31/2016	$10,415	$10,647	$10,624	$10,546
4/30/2016	$10,512	$10,725	$10,705	$10,586
5/31/2016	$10,563	$10,754	$10,758	$10,589
6/30/2016	$10,761	$10,925	$10,960	$10,779
7/31/2016	$10,766	$10,932	$10,946	$10,847
8/31/2016	$10,807	$10,947	$10,975	$10,835
9/30/2016	$10,756	$10,892	$10,929	$10,829
10/31/2016	$10,621	$10,778	$10,813	$10,746
11/30/2016	$10,191	$10,376	$10,416	$10,492
12/31/2016	$10,288	$10,497	$10,512	$10,506
1/31/2017	$10,367	$10,567	$10,561	$10,527
2/28/2017	$10,428	$10,640	$10,626	$10,598
3/31/2017	$10,442	$10,663	$10,661	$10,592
4/30/2017	$10,530	$10,740	$10,742	$10,674
5/31/2017	$10,684	$10,911	$10,891	$10,756
6/30/2017	$10,651	$10,872	$10,870	$10,745
7/31/2017	$10,720	$10,960	$10,929	$10,792
8/31/2017	$10,796	$11,043	$10,996	$10,888
9/30/2017	$10,722	$10,987	$10,944	$10,836
10/31/2017	$10,706	$11,014	$10,938	$10,843
11/30/2017	$10,643	$10,955	$10,884	$10,829
12/31/2017	$10,769	$11,069	$10,996	$10,879
1/31/2018	$10,648	$10,939	$10,891	$10,753
2/28/2018	$10,595	$10,906	$10,849	$10,651
3/31/2018	$10,664	$10,947	$10,903	$10,720
4/30/2018	$10,629	$10,908	$10,868	$10,640
5/31/2018	$10,757	$11,033	$11,002	$10,716
6/30/2018	$10,779	$11,042	$11,017	$10,703
7/31/2018	$10,782	$11,069	$11,033	$10,705
8/31/2018	$10,824	$11,097	$11,059	$10,774
9/30/2018	$10,760	$11,025	$10,986	$10,705
10/31/2018	$10,667	$10,957	$10,895	$10,620
11/30/2018	$10,759	$11,079	$10,982	$10,683
12/31/2018	$10,874	$11,211	$11,095	$10,880
1/31/2019	$10,946	$11,296	$11,163	$10,995
2/28/2019	$11,031	$11,357	$11,235	$10,989
3/31/2019	$11,242	$11,536	$11,432	$11,200
4/30/2019	$11,305	$11,579	$11,485	$11,203
5/31/2019	$11,476	$11,739	$11,647	$11,402
6/30/2019	$11,520	$11,782	$11,684	$11,545
7/31/2019	$11,602	$11,877	$11,763	$11,570
8/31/2019	$11,823	$12,065	$11,976	$11,870
9/30/2019	$11,726	$11,968	$11,891	$11,807
10/31/2019	$11,709	$11,989	$11,876	$11,842
11/30/2019	$11,722	$12,019	$11,901	$11,836
12/31/2019	$11,764	$12,056	$11,933	$11,828
1/31/2020	$12,017	$12,273	$12,158	$12,056
2/29/2020	$12,221	$12,431	$12,347	$12,273
3/31/2020	$11,479	$11,980	$11,716	$12,201
4/30/2020	$11,139	$11,830	$11,408	$12,417
5/31/2020	$11,535	$12,206	$11,781	$12,475
6/30/2020	$11,781	$12,307	$11,959	$12,554
7/31/2020	$11,976	$12,514	$12,151	$12,741
8/31/2020	$11,917	$12,455	$12,095	$12,638
9/30/2020	$11,869	$12,458	$12,060	$12,632
10/31/2020	$11,861	$12,420	$12,036	$12,575
11/30/2020	$12,139	$12,608	$12,288	$12,699
12/31/2020	$12,298	$12,685	$12,419	$12,716
1/31/2021	$12,453	$12,765	$12,541	$12,625
2/28/2021	$12,220	$12,563	$12,333	$12,443
3/31/2021	$12,314	$12,640	$12,423	$12,287
4/30/2021	$12,491	$12,746	$12,572	$12,384
5/31/2021	$12,596	$12,784	$12,679	$12,425
6/30/2021	$12,670	$12,819	$12,750	$12,512
7/31/2021	$12,775	$12,925	$12,849	$12,652
8/31/2021	$12,703	$12,878	$12,781	$12,628
9/30/2021	$12,569	$12,785	$12,668	$12,518
10/31/2021	$12,539	$12,748	$12,656	$12,515
11/30/2021	$12,697	$12,856	$12,787	$12,552
12/31/2021	$12,719	$12,877	$12,810	$12,520
1/31/2022	$12,311	$12,525	$12,450	$12,250
2/28/2022	$12,208	$12,480	$12,368	$12,114
3/31/2022	$11,737	$12,075	$11,938	$11,777
4/30/2022	$11,287	$11,741	$11,540	$11,330
5/31/2022	$11,448	$11,916	$11,700	$11,403
6/30/2022	$11,092	$11,720	$11,386	$11,224
7/31/2022	$11,456	$12,030	$11,726	$11,498
8/31/2022	$11,130	$11,766	$11,412	$11,174
9/30/2022	$10,570	$11,315	$10,921	$10,691
10/31/2022	$10,414	$11,221	$10,773	$10,552
11/30/2022	$11,062	$11,746	$11,381	$10,940
12/31/2022	$11,035	$11,779	$11,357	$10,891
1/31/2023	$11,481	$12,117	$11,759	$11,226
2/28/2023	$11,175	$11,843	$11,466	$10,936
3/31/2023	$11,419	$12,106	$11,699	$11,214
4/30/2023	$11,435	$12,079	$11,710	$11,282
5/31/2023	$11,365	$11,974	$11,644	$11,159
6/30/2023	$11,513	$12,094	$11,760	$11,119
7/31/2023	$11,541	$12,142	$11,786	$11,111
8/31/2023	$11,362	$11,967	$11,602	$11,040
9/30/2023	$10,985	$11,616	$11,226	$10,760
10/31/2023	$10,762	$11,517	$11,018	$10,590
11/30/2023	$11,564	$12,249	$11,838	$11,069
12/31/2023	$11,937	$12,533	$12,186	$11,493
1/31/2024	$11,934	$12,469	$12,178	$11,462
2/29/2024	$11,954	$12,485	$12,190	$11,300
3/31/2024	$11,962	$12,485	$12,194	$11,404
4/30/2024	$11,815	$12,330	$12,044	$11,116
5/31/2024	$11,801	$12,294	$12,053	$11,304
6/30/2024	$12,012	$12,482	$12,275	$11,412
7/31/2024	$12,111	$12,596	$12,378	$11,678
8/31/2024	$12,177	$12,696	$12,455	$11,846
9/30/2024	$12,300	$12,821	$12,586	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A at NAV	11.96%	0.96%	2.33%
Class A with sales charge	9.44%	0.50%	2.09%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New York Municipal Debt Funds Average	12.11%	1.14%	2.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$570,555,933
# of Portfolio Holdings	306
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,228,010

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A6.04%
  A-8.36%
  A+2.63%
  AA13.76%
  AA-5.81%
  AA+15.61%
  AAA8.80%
  B0.30%
  B-0.74%
  B+0.92%
  BB1.53%
  BB-0.32%
  BB+0.55%
  BBB7.38%
  BBB-13.62%
  BBB+7.48%
  CCC+0.33%
  NR5.82%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LANYX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-7-A

11/24

Class C

NYLAX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.39%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.29%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Education and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Special Tax, Leasing and Education sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,066	$10,069	$10,063	$10,098
11/30/2014	$10,077	$10,086	$10,078	$10,170
12/31/2014	$10,134	$10,137	$10,146	$10,179
1/31/2015	$10,326	$10,316	$10,328	$10,393
2/28/2015	$10,204	$10,210	$10,222	$10,295
3/31/2015	$10,216	$10,240	$10,250	$10,343
4/30/2015	$10,146	$10,186	$10,189	$10,306
5/31/2015	$10,140	$10,158	$10,181	$10,281
6/30/2015	$10,088	$10,148	$10,139	$10,169
7/31/2015	$10,127	$10,222	$10,204	$10,240
8/31/2015	$10,148	$10,242	$10,234	$10,225
9/30/2015	$10,223	$10,316	$10,294	$10,294
10/31/2015	$10,262	$10,357	$10,336	$10,296
11/30/2015	$10,311	$10,398	$10,385	$10,269
12/31/2015	$10,385	$10,472	$10,465	$10,235
1/31/2016	$10,515	$10,596	$10,565	$10,376
2/29/2016	$10,526	$10,613	$10,572	$10,450
3/31/2016	$10,564	$10,647	$10,624	$10,546
4/30/2016	$10,656	$10,725	$10,705	$10,586
5/31/2016	$10,702	$10,754	$10,758	$10,589
6/30/2016	$10,887	$10,925	$10,960	$10,779
7/31/2016	$10,896	$10,932	$10,946	$10,847
8/31/2016	$10,922	$10,947	$10,975	$10,835
9/30/2016	$10,874	$10,892	$10,929	$10,829
10/31/2016	$10,732	$10,778	$10,813	$10,746
11/30/2016	$10,291	$10,376	$10,416	$10,492
12/31/2016	$10,374	$10,497	$10,512	$10,506
1/31/2017	$10,458	$10,567	$10,561	$10,527
2/28/2017	$10,515	$10,640	$10,626	$10,598
3/31/2017	$10,523	$10,663	$10,661	$10,592
4/30/2017	$10,597	$10,740	$10,742	$10,674
5/31/2017	$10,746	$10,911	$10,891	$10,756
6/30/2017	$10,716	$10,872	$10,870	$10,745
7/31/2017	$10,780	$10,960	$10,929	$10,792
8/31/2017	$10,842	$11,043	$10,996	$10,888
9/30/2017	$10,771	$10,987	$10,944	$10,836
10/31/2017	$10,749	$11,014	$10,938	$10,843
11/30/2017	$10,680	$10,955	$10,884	$10,829
12/31/2017	$10,792	$11,069	$10,996	$10,879
1/31/2018	$10,674	$10,939	$10,891	$10,753
2/28/2018	$10,616	$10,906	$10,849	$10,651
3/31/2018	$10,680	$10,947	$10,903	$10,720
4/30/2018	$10,629	$10,908	$10,868	$10,640
5/31/2018	$10,761	$11,033	$11,002	$10,716
6/30/2018	$10,769	$11,042	$11,017	$10,703
7/31/2018	$10,766	$11,069	$11,033	$10,705
8/31/2018	$10,812	$11,097	$11,059	$10,774
9/30/2018	$10,733	$11,025	$10,986	$10,705
10/31/2018	$10,644	$10,957	$10,895	$10,620
11/30/2018	$10,730	$11,079	$10,982	$10,683
12/31/2018	$10,829	$11,211	$11,095	$10,880
1/31/2019	$10,896	$11,296	$11,163	$10,995
2/28/2019	$10,985	$11,357	$11,235	$10,989
3/31/2019	$11,180	$11,536	$11,432	$11,200
4/30/2019	$11,247	$11,579	$11,485	$11,203
5/31/2019	$11,402	$11,739	$11,647	$11,402
6/30/2019	$11,439	$11,782	$11,684	$11,545
7/31/2019	$11,515	$11,877	$11,763	$11,570
8/31/2019	$11,729	$12,065	$11,976	$11,870
9/30/2019	$11,627	$11,968	$11,891	$11,807
10/31/2019	$11,613	$11,989	$11,876	$11,842
11/30/2019	$11,619	$12,019	$11,901	$11,836
12/31/2019	$11,655	$12,056	$11,933	$11,828
1/31/2020	$11,889	$12,273	$12,158	$12,056
2/29/2020	$12,085	$12,431	$12,347	$12,273
3/31/2020	$11,344	$11,980	$11,716	$12,201
4/30/2020	$11,011	$11,830	$11,408	$12,417
5/31/2020	$11,387	$12,206	$11,781	$12,475
6/30/2020	$11,624	$12,307	$11,959	$12,554
7/31/2020	$11,820	$12,514	$12,151	$12,741
8/31/2020	$11,746	$12,455	$12,095	$12,638
9/30/2020	$11,701	$12,458	$12,060	$12,632
10/31/2020	$11,687	$12,420	$12,036	$12,575
11/30/2020	$11,955	$12,608	$12,288	$12,699
12/31/2020	$12,094	$12,685	$12,419	$12,716
1/31/2021	$12,241	$12,765	$12,541	$12,625
2/28/2021	$12,015	$12,563	$12,333	$12,443
3/31/2021	$12,091	$12,640	$12,423	$12,287
4/30/2021	$12,259	$12,746	$12,572	$12,384
5/31/2021	$12,355	$12,784	$12,679	$12,425
6/30/2021	$12,431	$12,819	$12,750	$12,512
7/31/2021	$12,527	$12,925	$12,849	$12,652
8/31/2021	$12,440	$12,878	$12,781	$12,628
9/30/2021	$12,302	$12,785	$12,668	$12,518
10/31/2021	$12,276	$12,748	$12,656	$12,515
11/30/2021	$12,414	$12,856	$12,787	$12,552
12/31/2021	$12,428	$12,877	$12,810	$12,520
1/31/2022	$12,032	$12,525	$12,450	$12,250
2/28/2022	$11,926	$12,480	$12,368	$12,114
3/31/2022	$11,449	$12,075	$11,938	$11,777
4/30/2022	$11,014	$11,741	$11,540	$11,330
5/31/2022	$11,155	$11,916	$11,700	$11,403
6/30/2022	$10,802	$11,720	$11,386	$11,224
7/31/2022	$11,151	$12,030	$11,726	$11,498
8/31/2022	$10,827	$11,766	$11,412	$11,174
9/30/2022	$10,286	$11,315	$10,921	$10,691
10/31/2022	$10,129	$11,221	$10,773	$10,552
11/30/2022	$10,744	$11,746	$11,381	$10,940
12/31/2022	$10,722	$11,779	$11,357	$10,891
1/31/2023	$11,150	$12,117	$11,759	$11,226
2/28/2023	$10,848	$11,843	$11,466	$10,936
3/31/2023	$11,078	$12,106	$11,699	$11,214
4/30/2023	$11,089	$12,079	$11,710	$11,282
5/31/2023	$11,015	$11,974	$11,644	$11,159
6/30/2023	$11,153	$12,094	$11,760	$11,119
7/31/2023	$11,174	$12,142	$11,786	$11,111
8/31/2023	$10,994	$11,967	$11,602	$11,040
9/30/2023	$10,625	$11,616	$11,226	$10,760
10/31/2023	$10,403	$11,517	$11,018	$10,590
11/30/2023	$11,173	$12,249	$11,838	$11,069
12/31/2023	$11,517	$12,533	$12,186	$11,493
1/31/2024	$11,509	$12,469	$12,178	$11,462
2/29/2024	$11,522	$12,485	$12,190	$11,300
3/31/2024	$11,524	$12,485	$12,194	$11,404
4/30/2024	$11,387	$12,330	$12,044	$11,116
5/31/2024	$11,367	$12,294	$12,053	$11,304
6/30/2024	$11,554	$12,482	$12,275	$11,412
7/31/2024	$11,644	$12,596	$12,378	$11,678
8/31/2024	$11,701	$12,696	$12,455	$11,846
9/30/2024	$11,825	$12,821	$12,586	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C at NAV	11.29%	0.34%	1.69%
Class C with sales charge	10.29%	0.34%	1.69%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New York Municipal Debt Funds Average	12.11%	1.14%	2.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$570,555,933
# of Portfolio Holdings	306
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,228,010

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A6.04%
  A-8.36%
  A+2.63%
  AA13.76%
  AA-5.81%
  AA+15.61%
  AAA8.80%
  B0.30%
  B-0.74%
  B+0.92%
  BB1.53%
  BB-0.32%
  BB+0.55%
  BBB7.38%
  BBB-13.62%
  BBB+7.48%
  CCC+0.33%
  NR5.82%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

NYLAX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-671-C

11/24

Class F

LNYFX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$72	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.07%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Education and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Special Tax, Leasing and Education sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,072	$10,069	$10,063	$10,098
11/30/2014	$10,080	$10,086	$10,078	$10,170
12/31/2014	$10,152	$10,137	$10,146	$10,179
1/31/2015	$10,341	$10,316	$10,328	$10,393
2/28/2015	$10,226	$10,210	$10,222	$10,295
3/31/2015	$10,253	$10,240	$10,250	$10,343
4/30/2015	$10,189	$10,186	$10,189	$10,306
5/31/2015	$10,190	$10,158	$10,181	$10,281
6/30/2015	$10,135	$10,148	$10,139	$10,169
7/31/2015	$10,190	$10,222	$10,204	$10,240
8/31/2015	$10,217	$10,242	$10,234	$10,225
9/30/2015	$10,290	$10,316	$10,294	$10,294
10/31/2015	$10,345	$10,357	$10,336	$10,296
11/30/2015	$10,390	$10,398	$10,385	$10,269
12/31/2015	$10,481	$10,472	$10,465	$10,235
1/31/2016	$10,619	$10,596	$10,565	$10,376
2/29/2016	$10,627	$10,613	$10,572	$10,450
3/31/2016	$10,681	$10,647	$10,624	$10,546
4/30/2016	$10,771	$10,725	$10,705	$10,586
5/31/2016	$10,824	$10,754	$10,758	$10,589
6/30/2016	$11,028	$10,925	$10,960	$10,779
7/31/2016	$11,034	$10,932	$10,946	$10,847
8/31/2016	$11,077	$10,947	$10,975	$10,835
9/30/2016	$11,025	$10,892	$10,929	$10,829
10/31/2016	$10,898	$10,778	$10,813	$10,746
11/30/2016	$10,449	$10,376	$10,416	$10,492
12/31/2016	$10,549	$10,497	$10,512	$10,506
1/31/2017	$10,631	$10,567	$10,561	$10,527
2/28/2017	$10,694	$10,640	$10,626	$10,598
3/31/2017	$10,709	$10,663	$10,661	$10,592
4/30/2017	$10,801	$10,740	$10,742	$10,674
5/31/2017	$10,959	$10,911	$10,891	$10,756
6/30/2017	$10,926	$10,872	$10,870	$10,745
7/31/2017	$10,998	$10,960	$10,929	$10,792
8/31/2017	$11,077	$11,043	$10,996	$10,888
9/30/2017	$11,002	$10,987	$10,944	$10,836
10/31/2017	$10,986	$11,014	$10,938	$10,843
11/30/2017	$10,922	$10,955	$10,884	$10,829
12/31/2017	$11,052	$11,069	$10,996	$10,879
1/31/2018	$10,929	$10,939	$10,891	$10,753
2/28/2018	$10,876	$10,906	$10,849	$10,651
3/31/2018	$10,948	$10,947	$10,903	$10,720
4/30/2018	$10,913	$10,908	$10,868	$10,640
5/31/2018	$11,045	$11,033	$11,002	$10,716
6/30/2018	$11,069	$11,042	$11,017	$10,703
7/31/2018	$11,073	$11,069	$11,033	$10,705
8/31/2018	$11,117	$11,097	$11,059	$10,774
9/30/2018	$11,052	$11,025	$10,986	$10,705
10/31/2018	$10,957	$10,957	$10,895	$10,620
11/30/2018	$11,053	$11,079	$10,982	$10,683
12/31/2018	$11,171	$11,211	$11,095	$10,880
1/31/2019	$11,246	$11,296	$11,163	$10,995
2/28/2019	$11,335	$11,357	$11,235	$10,989
3/31/2019	$11,552	$11,536	$11,432	$11,200
4/30/2019	$11,618	$11,579	$11,485	$11,203
5/31/2019	$11,795	$11,739	$11,647	$11,402
6/30/2019	$11,840	$11,782	$11,684	$11,545
7/31/2019	$11,926	$11,877	$11,763	$11,570
8/31/2019	$12,154	$12,065	$11,976	$11,870
9/30/2019	$12,056	$11,968	$11,891	$11,807
10/31/2019	$12,049	$11,989	$11,876	$11,842
11/30/2019	$12,053	$12,019	$11,901	$11,836
12/31/2019	$12,097	$12,056	$11,933	$11,828
1/31/2020	$12,358	$12,273	$12,158	$12,056
2/29/2020	$12,568	$12,431	$12,347	$12,273
3/31/2020	$11,807	$11,980	$11,716	$12,201
4/30/2020	$11,459	$11,830	$11,408	$12,417
5/31/2020	$11,867	$12,206	$11,781	$12,475
6/30/2020	$12,121	$12,307	$11,959	$12,554
7/31/2020	$12,322	$12,514	$12,151	$12,741
8/31/2020	$12,263	$12,455	$12,095	$12,638
9/30/2020	$12,214	$12,458	$12,060	$12,632
10/31/2020	$12,207	$12,420	$12,036	$12,575
11/30/2020	$12,505	$12,608	$12,288	$12,699
12/31/2020	$12,658	$12,685	$12,419	$12,716
1/31/2021	$12,819	$12,765	$12,541	$12,625
2/28/2021	$12,580	$12,563	$12,333	$12,443
3/31/2021	$12,678	$12,640	$12,423	$12,287
4/30/2021	$12,862	$12,746	$12,572	$12,384
5/31/2021	$12,971	$12,784	$12,679	$12,425
6/30/2021	$13,047	$12,819	$12,750	$12,512
7/31/2021	$13,167	$12,925	$12,849	$12,652
8/31/2021	$13,084	$12,878	$12,781	$12,628
9/30/2021	$12,947	$12,785	$12,668	$12,518
10/31/2021	$12,917	$12,748	$12,656	$12,515
11/30/2021	$13,081	$12,856	$12,787	$12,552
12/31/2021	$13,104	$12,877	$12,810	$12,520
1/31/2022	$12,685	$12,525	$12,450	$12,250
2/28/2022	$12,581	$12,480	$12,368	$12,114
3/31/2022	$12,097	$12,075	$11,938	$11,777
4/30/2022	$11,634	$11,741	$11,540	$11,330
5/31/2022	$11,801	$11,916	$11,700	$11,403
6/30/2022	$11,424	$11,720	$11,386	$11,224
7/31/2022	$11,811	$12,030	$11,726	$11,498
8/31/2022	$11,465	$11,766	$11,412	$11,174
9/30/2022	$10,900	$11,315	$10,921	$10,691
10/31/2022	$10,741	$11,221	$10,773	$10,552
11/30/2022	$11,409	$11,746	$11,381	$10,940
12/31/2022	$11,383	$11,779	$11,357	$10,891
1/31/2023	$11,843	$12,117	$11,759	$11,226
2/28/2023	$11,529	$11,843	$11,466	$10,936
3/31/2023	$11,781	$12,106	$11,699	$11,214
4/30/2023	$11,799	$12,079	$11,710	$11,282
5/31/2023	$11,728	$11,974	$11,644	$11,159
6/30/2023	$11,881	$12,094	$11,760	$11,119
7/31/2023	$11,911	$12,142	$11,786	$11,111
8/31/2023	$11,727	$11,967	$11,602	$11,040
9/30/2023	$11,340	$11,616	$11,226	$10,760
10/31/2023	$11,111	$11,517	$11,018	$10,590
11/30/2023	$11,939	$12,249	$11,838	$11,069
12/31/2023	$12,325	$12,533	$12,186	$11,493
1/31/2024	$12,322	$12,469	$12,178	$11,462
2/29/2024	$12,344	$12,485	$12,190	$11,300
3/31/2024	$12,354	$12,485	$12,194	$11,404
4/30/2024	$12,203	$12,330	$12,044	$11,116
5/31/2024	$12,189	$12,294	$12,053	$11,304
6/30/2024	$12,408	$12,482	$12,275	$11,412
7/31/2024	$12,511	$12,596	$12,378	$11,678
8/31/2024	$12,581	$12,696	$12,455	$11,846
9/30/2024	$12,708	$12,821	$12,586	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class F at NAV	12.07%	1.06%	2.43%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New York Municipal Debt Funds Average	12.11%	1.14%	2.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$570,555,933
# of Portfolio Holdings	306
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,228,010

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A6.04%
  A-8.36%
  A+2.63%
  AA13.76%
  AA-5.81%
  AA+15.61%
  AAA8.80%
  B0.30%
  B-0.74%
  B+0.92%
  BB1.53%
  BB-0.32%
  BB+0.55%
  BBB7.38%
  BBB-13.62%
  BBB+7.48%
  CCC+0.33%
  NR5.82%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LNYFX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-1036-F

11/24

Class F3

LONYX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$57	0.54%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.33%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Education and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Special Tax, Leasing and Education sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,065	$10,060	$10,059	$10,051
5/31/2017	$10,214	$10,219	$10,199	$10,128
6/30/2017	$10,193	$10,183	$10,179	$10,118
7/31/2017	$10,261	$10,265	$10,234	$10,162
8/31/2017	$10,336	$10,343	$10,297	$10,253
9/30/2017	$10,267	$10,291	$10,248	$10,204
10/31/2017	$10,253	$10,316	$10,243	$10,210
11/30/2017	$10,194	$10,260	$10,192	$10,197
12/31/2017	$10,316	$10,368	$10,297	$10,244
1/31/2018	$10,202	$10,246	$10,199	$10,126
2/28/2018	$10,153	$10,215	$10,159	$10,030
3/31/2018	$10,222	$10,253	$10,210	$10,094
4/30/2018	$10,190	$10,216	$10,177	$10,019
5/31/2018	$10,315	$10,333	$10,302	$10,091
6/30/2018	$10,329	$10,342	$10,317	$10,078
7/31/2018	$10,343	$10,367	$10,331	$10,080
8/31/2018	$10,386	$10,394	$10,356	$10,145
9/30/2018	$10,317	$10,326	$10,287	$10,080
10/31/2018	$10,239	$10,263	$10,202	$10,000
11/30/2018	$10,329	$10,376	$10,284	$10,060
12/31/2018	$10,432	$10,501	$10,390	$10,245
1/31/2019	$10,513	$10,580	$10,453	$10,354
2/28/2019	$10,596	$10,637	$10,521	$10,348
3/31/2019	$10,791	$10,805	$10,705	$10,546
4/30/2019	$10,863	$10,845	$10,755	$10,549
5/31/2019	$11,020	$10,995	$10,906	$10,736
6/30/2019	$11,064	$11,035	$10,941	$10,871
7/31/2019	$11,155	$11,124	$11,015	$10,895
8/31/2019	$11,369	$11,300	$11,215	$11,177
9/30/2019	$11,278	$11,209	$11,135	$11,118
10/31/2019	$11,263	$11,229	$11,121	$11,151
11/30/2019	$11,278	$11,257	$11,144	$11,146
12/31/2019	$11,321	$11,292	$11,174	$11,138
1/31/2020	$11,566	$11,495	$11,385	$11,352
2/29/2020	$11,764	$11,643	$11,562	$11,557
3/31/2020	$11,052	$11,221	$10,971	$11,489
4/30/2020	$10,728	$11,080	$10,683	$11,693
5/31/2020	$11,111	$11,432	$11,032	$11,747
6/30/2020	$11,350	$11,526	$11,199	$11,821
7/31/2020	$11,540	$11,720	$11,378	$11,998
8/31/2020	$11,486	$11,665	$11,326	$11,901
9/30/2020	$11,441	$11,668	$11,293	$11,894
10/31/2020	$11,436	$11,633	$11,271	$11,841
11/30/2020	$11,706	$11,808	$11,507	$11,958
12/31/2020	$11,861	$11,880	$11,629	$11,974
1/31/2021	$12,013	$11,956	$11,744	$11,888
2/28/2021	$11,791	$11,766	$11,549	$11,716
3/31/2021	$11,874	$11,839	$11,633	$11,570
4/30/2021	$12,047	$11,938	$11,773	$11,662
5/31/2021	$12,150	$11,974	$11,873	$11,700
6/30/2021	$12,234	$12,007	$11,939	$11,782
7/31/2021	$12,337	$12,106	$12,032	$11,914
8/31/2021	$12,260	$12,062	$11,968	$11,891
9/30/2021	$12,144	$11,975	$11,863	$11,788
10/31/2021	$12,117	$11,940	$11,851	$11,785
11/30/2021	$12,261	$12,041	$11,974	$11,820
12/31/2021	$12,285	$12,061	$11,996	$11,789
1/31/2022	$11,903	$11,731	$11,658	$11,535
2/28/2022	$11,806	$11,688	$11,582	$11,407
3/31/2022	$11,343	$11,310	$11,179	$11,090
4/30/2022	$10,921	$10,997	$10,806	$10,669
5/31/2022	$11,068	$11,160	$10,956	$10,738
6/30/2022	$10,726	$10,977	$10,662	$10,569
7/31/2022	$11,080	$11,267	$10,980	$10,828
8/31/2022	$10,767	$11,020	$10,686	$10,522
9/30/2022	$10,238	$10,597	$10,227	$10,067
10/31/2022	$10,079	$10,509	$10,088	$9,937
11/30/2022	$10,708	$11,001	$10,657	$10,302
12/31/2022	$10,684	$11,032	$10,635	$10,256
1/31/2023	$11,128	$11,349	$11,011	$10,571
2/28/2023	$10,834	$11,093	$10,737	$10,298
3/31/2023	$11,072	$11,339	$10,955	$10,559
4/30/2023	$11,090	$11,313	$10,965	$10,623
5/31/2023	$11,014	$11,215	$10,904	$10,508
6/30/2023	$11,170	$11,327	$11,012	$10,470
7/31/2023	$11,200	$11,372	$11,037	$10,463
8/31/2023	$11,028	$11,208	$10,864	$10,396
9/30/2023	$10,654	$10,880	$10,512	$10,132
10/31/2023	$10,440	$10,787	$10,317	$9,972
11/30/2023	$11,231	$11,472	$11,085	$10,424
12/31/2023	$11,584	$11,739	$11,411	$10,823
1/31/2024	$11,584	$11,679	$11,404	$10,793
2/29/2024	$11,605	$11,694	$11,415	$10,640
3/31/2024	$11,616	$11,693	$11,419	$10,739
4/30/2024	$11,475	$11,548	$11,278	$10,467
5/31/2024	$11,474	$11,515	$11,287	$10,645
6/30/2024	$11,670	$11,691	$11,495	$10,746
7/31/2024	$11,769	$11,798	$11,591	$10,997
8/31/2024	$11,836	$11,891	$11,663	$11,155
9/30/2024	$11,969	$12,008	$11,786	$11,304

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	12.33%	1.20%	2.43%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.47%
Lipper New York Municipal Debt Funds Average	12.11%	1.14%	2.22%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$570,555,933
# of Portfolio Holdings	306
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,228,010

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A6.04%
  A-8.36%
  A+2.63%
  AA13.76%
  AA-5.81%
  AA+15.61%
  AAA8.80%
  B0.30%
  B-0.74%
  B+0.92%
  BB1.53%
  BB-0.32%
  BB+0.55%
  BBB7.38%
  BBB-13.62%
  BBB+7.48%
  CCC+0.33%
  NR5.82%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LONYX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-8990-F3

11/24

Class I

NYLIX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.58%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.29%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Education and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Special Tax, Leasing and Education sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,073	$10,069	$10,063	$10,098
11/30/2014	$10,091	$10,086	$10,078	$10,170
12/31/2014	$10,155	$10,137	$10,146	$10,179
1/31/2015	$10,354	$10,316	$10,328	$10,393
2/28/2015	$10,239	$10,210	$10,222	$10,295
3/31/2015	$10,258	$10,240	$10,250	$10,343
4/30/2015	$10,196	$10,186	$10,189	$10,306
5/31/2015	$10,197	$10,158	$10,181	$10,281
6/30/2015	$10,152	$10,148	$10,139	$10,169
7/31/2015	$10,199	$10,222	$10,204	$10,240
8/31/2015	$10,227	$10,242	$10,234	$10,225
9/30/2015	$10,310	$10,316	$10,294	$10,294
10/31/2015	$10,356	$10,357	$10,336	$10,296
11/30/2015	$10,412	$10,398	$10,385	$10,269
12/31/2015	$10,495	$10,472	$10,465	$10,235
1/31/2016	$10,634	$10,596	$10,565	$10,376
2/29/2016	$10,652	$10,613	$10,572	$10,450
3/31/2016	$10,697	$10,647	$10,624	$10,546
4/30/2016	$10,798	$10,725	$10,705	$10,586
5/31/2016	$10,852	$10,754	$10,758	$10,589
6/30/2016	$11,057	$10,925	$10,960	$10,779
7/31/2016	$11,064	$10,932	$10,946	$10,847
8/31/2016	$11,108	$10,947	$10,975	$10,835
9/30/2016	$11,057	$10,892	$10,929	$10,829
10/31/2016	$10,921	$10,778	$10,813	$10,746
11/30/2016	$10,481	$10,376	$10,416	$10,492
12/31/2016	$10,572	$10,497	$10,512	$10,506
1/31/2017	$10,665	$10,567	$10,561	$10,527
2/28/2017	$10,730	$10,640	$10,626	$10,598
3/31/2017	$10,746	$10,663	$10,661	$10,592
4/30/2017	$10,829	$10,740	$10,742	$10,674
5/31/2017	$10,989	$10,911	$10,891	$10,756
6/30/2017	$10,966	$10,872	$10,870	$10,745
7/31/2017	$11,039	$10,960	$10,929	$10,792
8/31/2017	$11,110	$11,043	$10,996	$10,888
9/30/2017	$11,045	$10,987	$10,944	$10,836
10/31/2017	$11,030	$11,014	$10,938	$10,843
11/30/2017	$10,967	$10,955	$10,884	$10,829
12/31/2017	$11,099	$11,069	$10,996	$10,879
1/31/2018	$10,976	$10,939	$10,891	$10,753
2/28/2018	$10,923	$10,906	$10,849	$10,651
3/31/2018	$10,996	$10,947	$10,903	$10,720
4/30/2018	$10,962	$10,908	$10,868	$10,640
5/31/2018	$11,095	$11,033	$11,002	$10,716
6/30/2018	$11,110	$11,042	$11,017	$10,703
7/31/2018	$11,125	$11,069	$11,033	$10,705
8/31/2018	$11,171	$11,097	$11,059	$10,774
9/30/2018	$11,097	$11,025	$10,986	$10,705
10/31/2018	$11,012	$10,957	$10,895	$10,620
11/30/2018	$11,109	$11,079	$10,982	$10,683
12/31/2018	$11,219	$11,211	$11,095	$10,880
1/31/2019	$11,305	$11,296	$11,163	$10,995
2/28/2019	$11,395	$11,357	$11,235	$10,989
3/31/2019	$11,604	$11,536	$11,432	$11,200
4/30/2019	$11,681	$11,579	$11,485	$11,203
5/31/2019	$11,850	$11,739	$11,647	$11,402
6/30/2019	$11,897	$11,782	$11,684	$11,545
7/31/2019	$11,995	$11,877	$11,763	$11,570
8/31/2019	$12,225	$12,065	$11,976	$11,870
9/30/2019	$12,127	$11,968	$11,891	$11,807
10/31/2019	$12,111	$11,989	$11,876	$11,842
11/30/2019	$12,126	$12,019	$11,901	$11,836
12/31/2019	$12,172	$12,056	$11,933	$11,828
1/31/2020	$12,435	$12,273	$12,158	$12,056
2/29/2020	$12,648	$12,431	$12,347	$12,273
3/31/2020	$11,883	$11,980	$11,716	$12,201
4/30/2020	$11,533	$11,830	$11,408	$12,417
5/31/2020	$11,945	$12,206	$11,781	$12,475
6/30/2020	$12,201	$12,307	$11,959	$12,554
7/31/2020	$12,405	$12,514	$12,151	$12,741
8/31/2020	$12,346	$12,455	$12,095	$12,638
9/30/2020	$12,298	$12,458	$12,060	$12,632
10/31/2020	$12,292	$12,420	$12,036	$12,575
11/30/2020	$12,582	$12,608	$12,288	$12,699
12/31/2020	$12,748	$12,685	$12,419	$12,716
1/31/2021	$12,911	$12,765	$12,541	$12,625
2/28/2021	$12,672	$12,563	$12,333	$12,443
3/31/2021	$12,761	$12,640	$12,423	$12,287
4/30/2021	$12,946	$12,746	$12,572	$12,384
5/31/2021	$13,068	$12,784	$12,679	$12,425
6/30/2021	$13,146	$12,819	$12,750	$12,512
7/31/2021	$13,258	$12,925	$12,849	$12,652
8/31/2021	$13,185	$12,878	$12,781	$12,628
9/30/2021	$13,049	$12,785	$12,668	$12,518
10/31/2021	$13,019	$12,748	$12,656	$12,515
11/30/2021	$13,185	$12,856	$12,787	$12,552
12/31/2021	$13,210	$12,877	$12,810	$12,520
1/31/2022	$12,789	$12,525	$12,450	$12,250
2/28/2022	$12,685	$12,480	$12,368	$12,114
3/31/2022	$12,198	$12,075	$11,938	$11,777
4/30/2022	$11,733	$11,741	$11,540	$11,330
5/31/2022	$11,891	$11,916	$11,700	$11,403
6/30/2022	$11,523	$11,720	$11,386	$11,224
7/31/2022	$11,903	$12,030	$11,726	$11,498
8/31/2022	$11,566	$11,766	$11,412	$11,174
9/30/2022	$10,997	$11,315	$10,921	$10,691
10/31/2022	$10,826	$11,221	$10,773	$10,552
11/30/2022	$11,501	$11,746	$11,381	$10,940
12/31/2022	$11,475	$11,779	$11,357	$10,891
1/31/2023	$11,952	$12,117	$11,759	$11,226
2/28/2023	$11,636	$11,843	$11,466	$10,936
3/31/2023	$11,891	$12,106	$11,699	$11,214
4/30/2023	$11,911	$12,079	$11,710	$11,282
5/31/2023	$11,828	$11,974	$11,644	$11,159
6/30/2023	$11,996	$12,094	$11,760	$11,119
7/31/2023	$12,027	$12,142	$11,786	$11,111
8/31/2023	$11,842	$11,967	$11,602	$11,040
9/30/2023	$11,441	$11,616	$11,226	$10,760
10/31/2023	$11,210	$11,517	$11,018	$10,590
11/30/2023	$12,059	$12,249	$11,838	$11,069
12/31/2023	$12,438	$12,533	$12,186	$11,493
1/31/2024	$12,437	$12,469	$12,178	$11,462
2/29/2024	$12,460	$12,485	$12,190	$11,300
3/31/2024	$12,470	$12,485	$12,194	$11,404
4/30/2024	$12,319	$12,330	$12,044	$11,116
5/31/2024	$12,318	$12,294	$12,053	$11,304
6/30/2024	$12,528	$12,482	$12,275	$11,412
7/31/2024	$12,634	$12,596	$12,378	$11,678
8/31/2024	$12,705	$12,696	$12,455	$11,846
9/30/2024	$12,847	$12,821	$12,586	$12,004

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I at NAV	12.29%	1.16%	2.54%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New York Municipal Debt Funds Average	12.11%	1.14%	2.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$570,555,933
# of Portfolio Holdings	306
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,228,010

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A6.04%
  A-8.36%
  A+2.63%
  AA13.76%
  AA-5.81%
  AA+15.61%
  AAA8.80%
  B0.30%
  B-0.74%
  B+0.92%
  BB1.53%
  BB-0.32%
  BB+0.55%
  BBB7.38%
  BBB-13.62%
  BBB+7.48%
  CCC+0.33%
  NR5.82%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

NYLIX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-3328-I

11/24

Class A

SDHAX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 8.74%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 6.93% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care sector contributed to relative performance. Security selection within the Local General Obligation and Health Care sectors contributed to relative performance.

Top detractors from the Fund’s performance: While the Fund’s overall sector allocation led to a positive impact, an overweight allocation to the Industrial Development sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg Aggregate Bond Index
6/15/2015	$9,773	$10,000	$10,000	$10,000
6/30/2015	$9,737	$10,025	$9,884	$10,015
7/31/2015	$9,751	$10,067	$9,804	$10,084
8/31/2015	$9,779	$10,078	$9,812	$10,070
9/30/2015	$9,842	$10,128	$9,920	$10,138
10/31/2015	$9,931	$10,166	$9,969	$10,140
11/30/2015	$9,965	$10,159	$9,968	$10,113
12/31/2015	$10,020	$10,174	$9,941	$10,080
1/31/2016	$10,090	$10,265	$9,962	$10,219
2/29/2016	$10,126	$10,295	$10,011	$10,291
3/31/2016	$10,161	$10,271	$10,012	$10,386
4/30/2016	$10,230	$10,311	$10,038	$10,426
5/31/2016	$10,252	$10,300	$10,054	$10,428
6/30/2016	$10,354	$10,371	$10,192	$10,616
7/31/2016	$10,397	$10,400	$10,220	$10,683
8/31/2016	$10,431	$10,391	$10,242	$10,670
9/30/2016	$10,425	$10,360	$10,214	$10,664
10/31/2016	$10,373	$10,328	$10,169	$10,583
11/30/2016	$9,992	$10,121	$9,702	$10,332
12/31/2016	$10,000	$10,165	$9,700	$10,347
1/31/2017	$10,112	$10,243	$9,764	$10,367
2/28/2017	$10,170	$10,309	$9,810	$10,437
3/31/2017	$10,207	$10,312	$9,815	$10,431
4/30/2017	$10,291	$10,365	$9,922	$10,512
5/31/2017	$10,369	$10,446	$9,980	$10,593
6/30/2017	$10,385	$10,413	$9,975	$10,582
7/31/2017	$10,449	$10,472	$10,034	$10,628
8/31/2017	$10,554	$10,525	$10,128	$10,723
9/30/2017	$10,536	$10,473	$10,070	$10,672
10/31/2017	$10,524	$10,474	$10,092	$10,678
11/30/2017	$10,492	$10,376	$10,021	$10,664
12/31/2017	$10,531	$10,416	$10,019	$10,713
1/31/2018	$10,540	$10,400	$10,052	$10,590
2/28/2018	$10,537	$10,386	$10,041	$10,490
3/31/2018	$10,573	$10,384	$10,046	$10,557
4/30/2018	$10,555	$10,353	$10,120	$10,478
5/31/2018	$10,628	$10,431	$10,225	$10,553
6/30/2018	$10,659	$10,464	$10,276	$10,540
7/31/2018	$10,697	$10,499	$10,330	$10,543
8/31/2018	$10,735	$10,498	$10,361	$10,610
9/30/2018	$10,703	$10,451	$10,325	$10,542
10/31/2018	$10,664	$10,438	$10,323	$10,459
11/30/2018	$10,697	$10,510	$10,384	$10,521
12/31/2018	$10,752	$10,597	$10,461	$10,715
1/31/2019	$10,807	$10,677	$10,542	$10,828
2/28/2019	$10,892	$10,721	$10,591	$10,822
3/31/2019	$11,019	$10,787	$10,679	$11,030
4/30/2019	$11,060	$10,792	$10,698	$11,033
5/31/2019	$11,180	$10,889	$10,795	$11,229
6/30/2019	$11,236	$10,939	$10,850	$11,370
7/31/2019	$11,306	$11,014	$10,922	$11,395
8/31/2019	$11,448	$11,071	$11,004	$11,690
9/30/2019	$11,409	$10,997	$10,959	$11,628
10/31/2019	$11,428	$11,042	$11,004	$11,663
11/30/2019	$11,461	$11,066	$11,040	$11,657
12/31/2019	$11,510	$11,095	$11,087	$11,649
1/31/2020	$11,689	$11,206	$11,220	$11,873
2/29/2020	$11,832	$11,264	$11,312	$12,086
3/31/2020	$10,867	$11,025	$10,849	$12,015
4/30/2020	$10,692	$11,020	$10,775	$12,229
5/31/2020	$10,910	$11,274	$10,993	$12,286
6/30/2020	$11,197	$11,313	$11,103	$12,363
7/31/2020	$11,364	$11,417	$11,240	$12,548
8/31/2020	$11,390	$11,410	$11,260	$12,447
9/30/2020	$11,395	$11,424	$11,283	$12,440
10/31/2020	$11,391	$11,403	$11,285	$12,384
11/30/2020	$11,583	$11,463	$11,372	$12,506
12/31/2020	$11,758	$11,496	$11,483	$12,523
1/31/2021	$11,970	$11,530	$11,573	$12,433
2/28/2021	$11,872	$11,444	$11,509	$12,254
3/31/2021	$11,930	$11,482	$11,569	$12,101
4/30/2021	$12,042	$11,522	$11,638	$12,196
5/31/2021	$12,107	$11,525	$11,681	$12,236
6/30/2021	$12,188	$11,527	$11,732	$12,322
7/31/2021	$12,282	$11,585	$11,806	$12,460
8/31/2021	$12,253	$11,577	$11,812	$12,436
9/30/2021	$12,163	$11,534	$11,779	$12,328
10/31/2021	$12,126	$11,507	$11,767	$12,325
11/30/2021	$12,213	$11,526	$11,807	$12,361
12/31/2021	$12,238	$11,537	$11,833	$12,330
1/31/2022	$11,946	$11,314	$11,643	$12,064
2/28/2022	$11,857	$11,280	$11,617	$11,930
3/31/2022	$11,499	$11,060	$11,415	$11,598
4/30/2022	$11,229	$10,913	$11,265	$11,158
5/31/2022	$11,276	$11,055	$11,368	$11,230
6/30/2022	$11,083	$11,028	$11,318	$11,054
7/31/2022	$11,304	$11,195	$11,489	$11,324
8/31/2022	$11,182	$11,035	$11,351	$11,004
9/30/2022	$10,843	$10,787	$11,081	$10,529
10/31/2022	$10,754	$10,772	$11,069	$10,392
11/30/2022	$11,060	$11,027	$11,322	$10,774
12/31/2022	$11,100	$11,062	$11,360	$10,726
1/31/2023	$11,330	$11,249	$11,561	$11,056
2/28/2023	$11,213	$11,064	$11,415	$10,770
3/31/2023	$11,286	$11,248	$11,565	$11,043
4/30/2023	$11,295	$11,202	$11,561	$11,110
5/31/2023	$11,225	$11,119	$11,501	$10,989
6/30/2023	$11,349	$11,190	$11,587	$10,950
7/31/2023	$11,392	$11,223	$11,641	$10,943
8/31/2023	$11,347	$11,166	$11,597	$10,873
9/30/2023	$11,197	$11,011	$11,467	$10,596
10/31/2023	$11,097	$11,005	$11,437	$10,429
11/30/2023	$11,396	$11,363	$11,791	$10,901
12/31/2023	$11,565	$11,513	$11,956	$11,319
1/31/2024	$11,620	$11,483	$11,954	$11,288
2/29/2024	$11,683	$11,493	$11,991	$11,128
3/31/2024	$11,746	$11,480	$12,020	$11,231
4/30/2024	$11,718	$11,406	$11,982	$10,947
5/31/2024	$11,766	$11,360	$11,976	$11,133
6/30/2024	$11,880	$11,467	$12,107	$11,238
7/31/2024	$11,961	$11,574	$12,210	$11,501
8/31/2024	$12,052	$11,702	$12,354	$11,666
9/30/2024	$12,176	$11,775	$12,430	$11,822

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 6/15/15
Class A at NAV	8.74%	1.31%	2.39%
Class A with sales charge	6.28%	0.85%	2.14%
Bloomberg Municipal Bond 1-8 Year Index	6.93%	1.38%	1.77%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	8.40%	2.55%	2.37%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.82%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$1,521,124,171
# of Portfolio Holdings	399
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,808,830

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.98%
  A-3.14%
  A+6.31%
  AA1.50%
  AA-1.83%
  AA+0.95%
  AAA1.04%
  B1.10%
  B-0.68%
  B+4.20%
  BB5.39%
  BB-7.06%
  BB+7.99%
  BBB5.96%
  BBB-9.91%
  BBB+6.72%
  CCC+0.63%
  NR31.61%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

SDHAX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-3385-A

11/24

Class C

SDHCX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	1.26%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 8.08%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 6.93% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care sector contributed to relative performance. Security selection within the Local General Obligation and Health Care sectors contributed to relative performance.

Top detractors from the Fund’s performance: While the Fund’s overall sector allocation led to a positive impact, an overweight allocation to the Industrial Development sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg Aggregate Bond Index
6/15/2015	$10,000	$10,000	$10,000	$10,000
6/30/2015	$9,959	$10,025	$9,884	$10,015
7/31/2015	$9,966	$10,067	$9,804	$10,084
8/31/2015	$9,987	$10,078	$9,812	$10,070
9/30/2015	$10,045	$10,128	$9,920	$10,138
10/31/2015	$10,129	$10,166	$9,969	$10,140
11/30/2015	$10,157	$10,159	$9,968	$10,113
12/31/2015	$10,206	$10,174	$9,941	$10,080
1/31/2016	$10,270	$10,265	$9,962	$10,219
2/29/2016	$10,307	$10,295	$10,011	$10,291
3/31/2016	$10,330	$10,271	$10,012	$10,386
4/30/2016	$10,400	$10,311	$10,038	$10,426
5/31/2016	$10,415	$10,300	$10,054	$10,428
6/30/2016	$10,512	$10,371	$10,192	$10,616
7/31/2016	$10,549	$10,400	$10,220	$10,683
8/31/2016	$10,570	$10,391	$10,242	$10,670
9/30/2016	$10,558	$10,360	$10,214	$10,664
10/31/2016	$10,498	$10,328	$10,169	$10,583
11/30/2016	$10,106	$10,121	$9,702	$10,332
12/31/2016	$10,108	$10,165	$9,700	$10,347
1/31/2017	$10,214	$10,243	$9,764	$10,367
2/28/2017	$10,267	$10,309	$9,810	$10,437
3/31/2017	$10,298	$10,312	$9,815	$10,431
4/30/2017	$10,377	$10,365	$9,922	$10,512
5/31/2017	$10,448	$10,446	$9,980	$10,593
6/30/2017	$10,459	$10,413	$9,975	$10,582
7/31/2017	$10,517	$10,472	$10,034	$10,628
8/31/2017	$10,616	$10,525	$10,128	$10,723
9/30/2017	$10,592	$10,473	$10,070	$10,672
10/31/2017	$10,573	$10,474	$10,092	$10,678
11/30/2017	$10,535	$10,376	$10,021	$10,664
12/31/2017	$10,568	$10,416	$10,019	$10,713
1/31/2018	$10,571	$10,400	$10,052	$10,590
2/28/2018	$10,569	$10,386	$10,041	$10,490
3/31/2018	$10,593	$10,384	$10,046	$10,557
4/30/2018	$10,569	$10,353	$10,120	$10,478
5/31/2018	$10,636	$10,431	$10,225	$10,553
6/30/2018	$10,668	$10,464	$10,276	$10,540
7/31/2018	$10,694	$10,499	$10,330	$10,543
8/31/2018	$10,726	$10,498	$10,361	$10,610
9/30/2018	$10,695	$10,451	$10,325	$10,542
10/31/2018	$10,651	$10,438	$10,323	$10,459
11/30/2018	$10,671	$10,510	$10,384	$10,521
12/31/2018	$10,719	$10,597	$10,461	$10,715
1/31/2019	$10,775	$10,677	$10,542	$10,828
2/28/2019	$10,847	$10,721	$10,591	$10,822
3/31/2019	$10,968	$10,787	$10,679	$11,030
4/30/2019	$11,010	$10,792	$10,698	$11,033
5/31/2019	$11,116	$10,889	$10,795	$11,229
6/30/2019	$11,166	$10,939	$10,850	$11,370
7/31/2019	$11,229	$11,014	$10,922	$11,395
8/31/2019	$11,364	$11,071	$11,004	$11,690
9/30/2019	$11,326	$10,997	$10,959	$11,628
10/31/2019	$11,331	$11,042	$11,004	$11,663
11/30/2019	$11,358	$11,066	$11,040	$11,657
12/31/2019	$11,400	$11,095	$11,087	$11,649
1/31/2020	$11,579	$11,206	$11,220	$11,873
2/29/2020	$11,706	$11,264	$11,312	$12,086
3/31/2020	$10,753	$11,025	$10,849	$12,015
4/30/2020	$10,574	$11,020	$10,775	$12,229
5/31/2020	$10,776	$11,274	$10,993	$12,286
6/30/2020	$11,054	$11,313	$11,103	$12,363
7/31/2020	$11,213	$11,417	$11,240	$12,548
8/31/2020	$11,232	$11,410	$11,260	$12,447
9/30/2020	$11,230	$11,424	$11,283	$12,440
10/31/2020	$11,228	$11,403	$11,285	$12,384
11/30/2020	$11,403	$11,463	$11,372	$12,506
12/31/2020	$11,568	$11,496	$11,483	$12,523
1/31/2021	$11,771	$11,530	$11,573	$12,433
2/28/2021	$11,669	$11,444	$11,509	$12,254
3/31/2021	$11,727	$11,482	$11,569	$12,101
4/30/2021	$11,823	$11,522	$11,638	$12,196
5/31/2021	$11,880	$11,525	$11,681	$12,236
6/30/2021	$11,952	$11,527	$11,732	$12,322
7/31/2021	$12,037	$11,585	$11,806	$12,460
8/31/2021	$12,002	$11,577	$11,812	$12,436
9/30/2021	$11,907	$11,534	$11,779	$12,328
10/31/2021	$11,864	$11,507	$11,767	$12,325
11/30/2021	$11,942	$11,526	$11,807	$12,361
12/31/2021	$11,959	$11,537	$11,833	$12,330
1/31/2022	$11,667	$11,314	$11,643	$12,064
2/28/2022	$11,573	$11,280	$11,617	$11,930
3/31/2022	$11,217	$11,060	$11,415	$11,598
4/30/2022	$10,947	$10,913	$11,265	$11,158
5/31/2022	$10,986	$11,055	$11,368	$11,230
6/30/2022	$10,793	$11,028	$11,318	$11,054
7/31/2022	$11,001	$11,195	$11,489	$11,324
8/31/2022	$10,884	$11,035	$11,351	$11,004
9/30/2022	$10,540	$10,787	$11,081	$10,529
10/31/2022	$10,456	$10,772	$11,069	$10,392
11/30/2022	$10,747	$11,027	$11,322	$10,774
12/31/2022	$10,772	$11,062	$11,360	$10,726
1/31/2023	$10,997	$11,249	$11,561	$11,056
2/28/2023	$10,877	$11,064	$11,415	$10,770
3/31/2023	$10,934	$11,248	$11,565	$11,043
4/30/2023	$10,937	$11,202	$11,561	$11,110
5/31/2023	$10,871	$11,119	$11,501	$10,989
6/30/2023	$10,977	$11,190	$11,587	$10,950
7/31/2023	$11,013	$11,223	$11,641	$10,943
8/31/2023	$10,964	$11,166	$11,597	$10,873
9/30/2023	$10,813	$11,011	$11,467	$10,596
10/31/2023	$10,711	$11,005	$11,437	$10,429
11/30/2023	$11,002	$11,363	$11,791	$10,901
12/31/2023	$11,152	$11,513	$11,956	$11,319
1/31/2024	$11,199	$11,483	$11,954	$11,288
2/29/2024	$11,254	$11,493	$11,991	$11,128
3/31/2024	$11,317	$11,480	$12,020	$11,231
4/30/2024	$11,285	$11,406	$11,982	$10,947
5/31/2024	$11,316	$11,360	$11,976	$11,133
6/30/2024	$11,421	$11,467	$12,107	$11,238
7/31/2024	$11,493	$11,574	$12,210	$11,501
8/31/2024	$11,574	$11,702	$12,354	$11,666
9/30/2024	$11,687	$11,775	$12,430	$11,822

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 6/15/15
Class C at NAV	8.08%	0.63%	1.69%
Class C with sales charge	7.08%	0.63%	1.69%
Bloomberg Municipal Bond 1-8 Year Index	6.93%	1.38%	1.77%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	8.40%	2.55%	2.37%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.82%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$1,521,124,171
# of Portfolio Holdings	399
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,808,830

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.98%
  A-3.14%
  A+6.31%
  AA1.50%
  AA-1.83%
  AA+0.95%
  AAA1.04%
  B1.10%
  B-0.68%
  B+4.20%
  BB5.39%
  BB-7.06%
  BB+7.99%
  BBB5.96%
  BBB-9.91%
  BBB+6.72%
  CCC+0.63%
  NR31.61%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

SDHCX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-3386-C

11/24

Class F

SDHFX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 8.85%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 6.93% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care sector contributed to relative performance. Security selection within the Local General Obligation and Health Care sectors contributed to relative performance.

Top detractors from the Fund’s performance: While the Fund’s overall sector allocation led to a positive impact, an overweight allocation to the Industrial Development sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg Aggregate Bond Index
6/15/2015	$10,000	$10,000	$10,000	$10,000
6/30/2015	$9,964	$10,025	$9,884	$10,015
7/31/2015	$9,979	$10,067	$9,804	$10,084
8/31/2015	$10,008	$10,078	$9,812	$10,070
9/30/2015	$10,074	$10,128	$9,920	$10,138
10/31/2015	$10,166	$10,166	$9,969	$10,140
11/30/2015	$10,202	$10,159	$9,968	$10,113
12/31/2015	$10,259	$10,174	$9,941	$10,080
1/31/2016	$10,331	$10,265	$9,962	$10,219
2/29/2016	$10,369	$10,295	$10,011	$10,291
3/31/2016	$10,405	$10,271	$10,012	$10,386
4/30/2016	$10,477	$10,311	$10,038	$10,426
5/31/2016	$10,500	$10,300	$10,054	$10,428
6/30/2016	$10,605	$10,371	$10,192	$10,616
7/31/2016	$10,650	$10,400	$10,220	$10,683
8/31/2016	$10,686	$10,391	$10,242	$10,670
9/30/2016	$10,681	$10,360	$10,214	$10,664
10/31/2016	$10,628	$10,328	$10,169	$10,583
11/30/2016	$10,239	$10,121	$9,702	$10,332
12/31/2016	$10,248	$10,165	$9,700	$10,347
1/31/2017	$10,363	$10,243	$9,764	$10,367
2/28/2017	$10,423	$10,309	$9,810	$10,437
3/31/2017	$10,462	$10,312	$9,815	$10,431
4/30/2017	$10,549	$10,365	$9,922	$10,512
5/31/2017	$10,630	$10,446	$9,980	$10,593
6/30/2017	$10,647	$10,413	$9,975	$10,582
7/31/2017	$10,714	$10,472	$10,034	$10,628
8/31/2017	$10,822	$10,525	$10,128	$10,723
9/30/2017	$10,805	$10,473	$10,070	$10,672
10/31/2017	$10,794	$10,474	$10,092	$10,678
11/30/2017	$10,762	$10,376	$10,021	$10,664
12/31/2017	$10,802	$10,416	$10,019	$10,713
1/31/2018	$10,812	$10,400	$10,052	$10,590
2/28/2018	$10,810	$10,386	$10,041	$10,490
3/31/2018	$10,848	$10,384	$10,046	$10,557
4/30/2018	$10,831	$10,353	$10,120	$10,478
5/31/2018	$10,906	$10,431	$10,225	$10,553
6/30/2018	$10,939	$10,464	$10,276	$10,540
7/31/2018	$10,979	$10,499	$10,330	$10,543
8/31/2018	$11,019	$10,498	$10,361	$10,610
9/30/2018	$10,987	$10,451	$10,325	$10,542
10/31/2018	$10,948	$10,438	$10,323	$10,459
11/30/2018	$10,983	$10,510	$10,384	$10,521
12/31/2018	$11,040	$10,597	$10,461	$10,715
1/31/2019	$11,097	$10,677	$10,542	$10,828
2/28/2019	$11,185	$10,721	$10,591	$10,822
3/31/2019	$11,316	$10,787	$10,679	$11,030
4/30/2019	$11,359	$10,792	$10,698	$11,033
5/31/2019	$11,484	$10,889	$10,795	$11,229
6/30/2019	$11,543	$10,939	$10,850	$11,370
7/31/2019	$11,615	$11,014	$10,922	$11,395
8/31/2019	$11,762	$11,071	$11,004	$11,690
9/30/2019	$11,723	$10,997	$10,959	$11,628
10/31/2019	$11,743	$11,042	$11,004	$11,663
11/30/2019	$11,778	$11,066	$11,040	$11,657
12/31/2019	$11,829	$11,095	$11,087	$11,649
1/31/2020	$12,015	$11,206	$11,220	$11,873
2/29/2020	$12,162	$11,264	$11,312	$12,086
3/31/2020	$11,171	$11,025	$10,849	$12,015
4/30/2020	$10,992	$11,020	$10,775	$12,229
5/31/2020	$11,217	$11,274	$10,993	$12,286
6/30/2020	$11,513	$11,313	$11,103	$12,363
7/31/2020	$11,686	$11,417	$11,240	$12,548
8/31/2020	$11,706	$11,410	$11,260	$12,447
9/30/2020	$11,719	$11,424	$11,283	$12,440
10/31/2020	$11,717	$11,403	$11,285	$12,384
11/30/2020	$11,907	$11,463	$11,372	$12,506
12/31/2020	$12,095	$11,496	$11,483	$12,523
1/31/2021	$12,307	$11,530	$11,573	$12,433
2/28/2021	$12,215	$11,444	$11,509	$12,254
3/31/2021	$12,276	$11,482	$11,569	$12,101
4/30/2021	$12,384	$11,522	$11,638	$12,196
5/31/2021	$12,460	$11,525	$11,681	$12,236
6/30/2021	$12,544	$11,527	$11,732	$12,322
7/31/2021	$12,633	$11,585	$11,806	$12,460
8/31/2021	$12,612	$11,577	$11,812	$12,436
9/30/2021	$12,521	$11,534	$11,779	$12,328
10/31/2021	$12,484	$11,507	$11,767	$12,325
11/30/2021	$12,574	$11,526	$11,807	$12,361
12/31/2021	$12,593	$11,537	$11,833	$12,330
1/31/2022	$12,302	$11,314	$11,643	$12,064
2/28/2022	$12,210	$11,280	$11,617	$11,930
3/31/2022	$11,843	$11,060	$11,415	$11,598
4/30/2022	$11,566	$10,913	$11,265	$11,158
5/31/2022	$11,615	$11,055	$11,368	$11,230
6/30/2022	$11,418	$11,028	$11,318	$11,054
7/31/2022	$11,646	$11,195	$11,489	$11,324
8/31/2022	$11,530	$11,035	$11,351	$11,004
9/30/2022	$11,173	$10,787	$11,081	$10,529
10/31/2022	$11,082	$10,772	$11,069	$10,392
11/30/2022	$11,398	$11,027	$11,322	$10,774
12/31/2022	$11,441	$11,062	$11,360	$10,726
1/31/2023	$11,678	$11,249	$11,561	$11,056
2/28/2023	$11,558	$11,064	$11,415	$10,770
3/31/2023	$11,635	$11,248	$11,565	$11,043
4/30/2023	$11,645	$11,202	$11,561	$11,110
5/31/2023	$11,574	$11,119	$11,501	$10,989
6/30/2023	$11,703	$11,190	$11,587	$10,950
7/31/2023	$11,748	$11,223	$11,641	$10,943
8/31/2023	$11,702	$11,166	$11,597	$10,873
9/30/2023	$11,549	$11,011	$11,467	$10,596
10/31/2023	$11,446	$11,005	$11,437	$10,429
11/30/2023	$11,755	$11,363	$11,791	$10,901
12/31/2023	$11,931	$11,513	$11,956	$11,319
1/31/2024	$11,989	$11,483	$11,954	$11,288
2/29/2024	$12,055	$11,493	$11,991	$11,128
3/31/2024	$12,121	$11,480	$12,020	$11,231
4/30/2024	$12,093	$11,406	$11,982	$10,947
5/31/2024	$12,143	$11,360	$11,976	$11,133
6/30/2024	$12,262	$11,467	$12,107	$11,238
7/31/2024	$12,347	$11,574	$12,210	$11,501
8/31/2024	$12,441	$11,702	$12,354	$11,666
9/30/2024	$12,571	$11,775	$12,430	$11,822

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 6/15/15
Class F at NAV	8.85%	1.41%	2.49%
Bloomberg Municipal Bond 1-8 Year Index	6.93%	1.38%	1.77%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	8.40%	2.55%	2.37%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.82%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$1,521,124,171
# of Portfolio Holdings	399
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,808,830

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.98%
  A-3.14%
  A+6.31%
  AA1.50%
  AA-1.83%
  AA+0.95%
  AAA1.04%
  B1.10%
  B-0.68%
  B+4.20%
  BB5.39%
  BB-7.06%
  BB+7.99%
  BBB5.96%
  BBB-9.91%
  BBB+6.72%
  CCC+0.63%
  NR31.61%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

SDHFX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-3387-F

11/24

Class F3

HYMQX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$41	0.39%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.03%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 6.93% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care sector contributed to relative performance. Security selection within the Local General Obligation and Health Care sectors contributed to relative performance.

Top detractors from the Fund’s performance: While the Fund’s overall sector allocation led to a positive impact, an overweight allocation to the Industrial Development sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,082	$10,044	$10,111	$10,051
5/31/2017	$10,160	$10,123	$10,170	$10,128
6/30/2017	$10,179	$10,091	$10,165	$10,118
7/31/2017	$10,244	$10,149	$10,225	$10,162
8/31/2017	$10,349	$10,199	$10,321	$10,253
9/30/2017	$10,333	$10,149	$10,262	$10,204
10/31/2017	$10,324	$10,150	$10,284	$10,210
11/30/2017	$10,295	$10,055	$10,212	$10,197
12/31/2017	$10,341	$10,094	$10,210	$10,244
1/31/2018	$10,345	$10,078	$10,243	$10,126
2/28/2018	$10,351	$10,065	$10,232	$10,030
3/31/2018	$10,382	$10,063	$10,237	$10,094
4/30/2018	$10,374	$10,033	$10,313	$10,019
5/31/2018	$10,440	$10,108	$10,420	$10,091
6/30/2018	$10,480	$10,140	$10,472	$10,078
7/31/2018	$10,520	$10,175	$10,527	$10,080
8/31/2018	$10,553	$10,173	$10,558	$10,145
9/30/2018	$10,531	$10,128	$10,522	$10,080
10/31/2018	$10,495	$10,115	$10,519	$10,000
11/30/2018	$10,522	$10,185	$10,582	$10,060
12/31/2018	$10,578	$10,270	$10,660	$10,245
1/31/2019	$10,641	$10,347	$10,743	$10,354
2/28/2019	$10,720	$10,389	$10,792	$10,348
3/31/2019	$10,847	$10,453	$10,882	$10,546
4/30/2019	$10,897	$10,459	$10,902	$10,549
5/31/2019	$11,011	$10,553	$11,001	$10,736
6/30/2019	$11,068	$10,601	$11,057	$10,871
7/31/2019	$11,139	$10,673	$11,130	$10,895
8/31/2019	$11,282	$10,728	$11,214	$11,177
9/30/2019	$11,253	$10,657	$11,168	$11,118
10/31/2019	$11,266	$10,701	$11,214	$11,151
11/30/2019	$11,302	$10,724	$11,250	$11,146
12/31/2019	$11,352	$10,752	$11,298	$11,138
1/31/2020	$11,539	$10,860	$11,434	$11,352
2/29/2020	$11,674	$10,916	$11,527	$11,557
3/31/2020	$10,732	$10,684	$11,056	$11,489
4/30/2020	$10,562	$10,679	$10,980	$11,693
5/31/2020	$10,772	$10,926	$11,202	$11,747
6/30/2020	$11,057	$10,963	$11,315	$11,821
7/31/2020	$11,225	$11,064	$11,454	$11,998
8/31/2020	$11,253	$11,057	$11,474	$11,901
9/30/2020	$11,260	$11,071	$11,498	$11,894
10/31/2020	$11,267	$11,051	$11,500	$11,841
11/30/2020	$11,451	$11,108	$11,589	$11,958
12/31/2020	$11,626	$11,141	$11,702	$11,974
1/31/2021	$11,839	$11,174	$11,794	$11,888
2/28/2021	$11,744	$11,090	$11,728	$11,716
3/31/2021	$11,812	$11,127	$11,789	$11,570
4/30/2021	$11,918	$11,166	$11,860	$11,662
5/31/2021	$11,985	$11,169	$11,903	$11,700
6/30/2021	$12,067	$11,171	$11,955	$11,782
7/31/2021	$12,163	$11,227	$12,031	$11,914
8/31/2021	$12,137	$11,219	$12,037	$11,891
9/30/2021	$12,051	$11,177	$12,004	$11,788
10/31/2021	$12,017	$11,152	$11,991	$11,785
11/30/2021	$12,105	$11,169	$12,032	$11,820
12/31/2021	$12,133	$11,180	$12,058	$11,789
1/31/2022	$11,847	$10,964	$11,864	$11,535
2/28/2022	$11,760	$10,931	$11,838	$11,407
3/31/2022	$11,408	$10,718	$11,632	$11,090
4/30/2022	$11,142	$10,575	$11,479	$10,669
5/31/2022	$11,191	$10,713	$11,585	$10,738
6/30/2022	$11,003	$10,687	$11,533	$10,569
7/31/2022	$11,224	$10,849	$11,708	$10,828
8/31/2022	$11,114	$10,693	$11,567	$10,522
9/30/2022	$10,771	$10,453	$11,292	$10,067
10/31/2022	$10,693	$10,439	$11,280	$9,937
11/30/2022	$10,999	$10,686	$11,538	$10,302
12/31/2022	$11,034	$10,720	$11,576	$10,256
1/31/2023	$11,273	$10,902	$11,782	$10,571
2/28/2023	$11,151	$10,722	$11,633	$10,298
3/31/2023	$11,226	$10,900	$11,786	$10,559
4/30/2023	$11,238	$10,856	$11,781	$10,623
5/31/2023	$11,171	$10,775	$11,720	$10,508
6/30/2023	$11,297	$10,844	$11,808	$10,470
7/31/2023	$11,342	$10,876	$11,863	$10,463
8/31/2023	$11,301	$10,821	$11,818	$10,396
9/30/2023	$11,154	$10,671	$11,685	$10,132
10/31/2023	$11,056	$10,664	$11,655	$9,972
11/30/2023	$11,357	$11,012	$12,016	$10,424
12/31/2023	$11,528	$11,157	$12,184	$10,823
1/31/2024	$11,586	$11,128	$12,181	$10,793
2/29/2024	$11,651	$11,138	$12,219	$10,640
3/31/2024	$11,716	$11,125	$12,249	$10,739
4/30/2024	$11,691	$11,054	$12,210	$10,467
5/31/2024	$11,741	$11,008	$12,204	$10,645
6/30/2024	$11,857	$11,113	$12,337	$10,746
7/31/2024	$11,941	$11,216	$12,442	$10,997
8/31/2024	$12,034	$11,340	$12,590	$11,155
9/30/2024	$12,160	$11,411	$12,667	$11,304

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.03%	1.56%	2.65%
Bloomberg Municipal Bond 1-8 Year Index	6.93%	1.38%	1.78%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	8.40%	2.55%	3.21%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$1,521,124,171
# of Portfolio Holdings	399
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,808,830

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.98%
  A-3.14%
  A+6.31%
  AA1.50%
  AA-1.83%
  AA+0.95%
  AAA1.04%
  B1.10%
  B-0.68%
  B+4.20%
  BB5.39%
  BB-7.06%
  BB+7.99%
  BBB5.96%
  BBB-9.91%
  BBB+6.72%
  CCC+0.63%
  NR31.61%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

HYMQX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-8991-F3

11/24

Class I

SDHIX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 8.96%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 6.93% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care sector contributed to relative performance. Security selection within the Local General Obligation and Health Care sectors contributed to relative performance.

Top detractors from the Fund’s performance: While the Fund’s overall sector allocation led to a positive impact, an overweight allocation to the Industrial Development sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg Aggregate Bond Index
6/15/2015	$10,000	$10,000	$10,000	$10,000
6/30/2015	$9,964	$10,025	$9,884	$10,015
7/31/2015	$9,987	$10,067	$9,804	$10,084
8/31/2015	$10,010	$10,078	$9,812	$10,070
9/30/2015	$10,077	$10,128	$9,920	$10,138
10/31/2015	$10,169	$10,166	$9,969	$10,140
11/30/2015	$10,207	$10,159	$9,968	$10,113
12/31/2015	$10,264	$10,174	$9,941	$10,080
1/31/2016	$10,337	$10,265	$9,962	$10,219
2/29/2016	$10,383	$10,295	$10,011	$10,291
3/31/2016	$10,414	$10,271	$10,012	$10,386
4/30/2016	$10,493	$10,311	$10,038	$10,426
5/31/2016	$10,517	$10,300	$10,054	$10,428
6/30/2016	$10,623	$10,371	$10,192	$10,616
7/31/2016	$10,669	$10,400	$10,220	$10,683
8/31/2016	$10,699	$10,391	$10,242	$10,670
9/30/2016	$10,694	$10,360	$10,214	$10,664
10/31/2016	$10,643	$10,328	$10,169	$10,583
11/30/2016	$10,254	$10,121	$9,702	$10,332
12/31/2016	$10,263	$10,165	$9,700	$10,347
1/31/2017	$10,379	$10,243	$9,764	$10,367
2/28/2017	$10,441	$10,309	$9,810	$10,437
3/31/2017	$10,480	$10,312	$9,815	$10,431
4/30/2017	$10,568	$10,365	$9,922	$10,512
5/31/2017	$10,650	$10,446	$9,980	$10,593
6/30/2017	$10,668	$10,413	$9,975	$10,582
7/31/2017	$10,736	$10,472	$10,034	$10,628
8/31/2017	$10,846	$10,525	$10,128	$10,723
9/30/2017	$10,829	$10,473	$10,070	$10,672
10/31/2017	$10,818	$10,474	$10,092	$10,678
11/30/2017	$10,787	$10,376	$10,021	$10,664
12/31/2017	$10,828	$10,416	$10,019	$10,713
1/31/2018	$10,840	$10,400	$10,052	$10,590
2/28/2018	$10,845	$10,386	$10,041	$10,490
3/31/2018	$10,878	$10,384	$10,046	$10,557
4/30/2018	$10,861	$10,353	$10,120	$10,478
5/31/2018	$10,937	$10,431	$10,225	$10,553
6/30/2018	$10,978	$10,464	$10,276	$10,540
7/31/2018	$11,012	$10,499	$10,330	$10,543
8/31/2018	$11,054	$10,498	$10,361	$10,610
9/30/2018	$11,030	$10,451	$10,325	$10,542
10/31/2018	$10,991	$10,438	$10,323	$10,459
11/30/2018	$11,020	$10,510	$10,384	$10,521
12/31/2018	$11,078	$10,597	$10,461	$10,715
1/31/2019	$11,143	$10,677	$10,542	$10,828
2/28/2019	$11,225	$10,721	$10,591	$10,822
3/31/2019	$11,358	$10,787	$10,679	$11,030
4/30/2019	$11,410	$10,792	$10,698	$11,033
5/31/2019	$11,529	$10,889	$10,795	$11,229
6/30/2019	$11,588	$10,939	$10,850	$11,370
7/31/2019	$11,662	$11,014	$10,922	$11,395
8/31/2019	$11,811	$11,071	$11,004	$11,690
9/30/2019	$11,780	$10,997	$10,959	$11,628
10/31/2019	$11,793	$11,042	$11,004	$11,663
11/30/2019	$11,830	$11,066	$11,040	$11,657
12/31/2019	$11,882	$11,095	$11,087	$11,649
1/31/2020	$12,077	$11,206	$11,220	$11,873
2/29/2020	$12,218	$11,264	$11,312	$12,086
3/31/2020	$11,231	$11,025	$10,849	$12,015
4/30/2020	$11,052	$11,020	$10,775	$12,229
5/31/2020	$11,272	$11,274	$10,993	$12,286
6/30/2020	$11,570	$11,313	$11,103	$12,363
7/31/2020	$11,745	$11,417	$11,240	$12,548
8/31/2020	$11,774	$11,410	$11,260	$12,447
9/30/2020	$11,780	$11,424	$11,283	$12,440
10/31/2020	$11,787	$11,403	$11,285	$12,384
11/30/2020	$11,979	$11,463	$11,372	$12,506
12/31/2020	$12,161	$11,496	$11,483	$12,523
1/31/2021	$12,383	$11,530	$11,573	$12,433
2/28/2021	$12,284	$11,444	$11,509	$12,254
3/31/2021	$12,354	$11,482	$11,569	$12,101
4/30/2021	$12,464	$11,522	$11,638	$12,196
5/31/2021	$12,533	$11,525	$11,681	$12,236
6/30/2021	$12,619	$11,527	$11,732	$12,322
7/31/2021	$12,718	$11,585	$11,806	$12,460
8/31/2021	$12,690	$11,577	$11,812	$12,436
9/30/2021	$12,599	$11,534	$11,779	$12,328
10/31/2021	$12,563	$11,507	$11,767	$12,325
11/30/2021	$12,655	$11,526	$11,807	$12,361
12/31/2021	$12,683	$11,537	$11,833	$12,330
1/31/2022	$12,383	$11,314	$11,643	$12,064
2/28/2022	$12,292	$11,280	$11,617	$11,930
3/31/2022	$11,931	$11,060	$11,415	$11,598
4/30/2022	$11,653	$10,913	$11,265	$11,158
5/31/2022	$11,704	$11,055	$11,368	$11,230
6/30/2022	$11,498	$11,028	$11,318	$11,054
7/31/2022	$11,729	$11,195	$11,489	$11,324
8/31/2022	$11,613	$11,035	$11,351	$11,004
9/30/2022	$11,263	$10,787	$11,081	$10,529
10/31/2022	$11,172	$10,772	$11,069	$10,392
11/30/2022	$11,491	$11,027	$11,322	$10,774
12/31/2022	$11,527	$11,062	$11,360	$10,726
1/31/2023	$11,776	$11,249	$11,561	$11,056
2/28/2023	$11,656	$11,064	$11,415	$10,770
3/31/2023	$11,726	$11,248	$11,565	$11,043
4/30/2023	$11,737	$11,202	$11,561	$11,110
5/31/2023	$11,675	$11,119	$11,501	$10,989
6/30/2023	$11,797	$11,190	$11,587	$10,950
7/31/2023	$11,844	$11,223	$11,641	$10,943
8/31/2023	$11,799	$11,166	$11,597	$10,873
9/30/2023	$11,645	$11,011	$11,467	$10,596
10/31/2023	$11,543	$11,005	$11,437	$10,429
11/30/2023	$11,864	$11,363	$11,791	$10,901
12/31/2023	$12,034	$11,513	$11,956	$11,319
1/31/2024	$12,093	$11,483	$11,954	$11,288
2/29/2024	$12,161	$11,493	$11,991	$11,128
3/31/2024	$12,228	$11,480	$12,020	$11,231
4/30/2024	$12,201	$11,406	$11,982	$10,947
5/31/2024	$12,253	$11,360	$11,976	$11,133
6/30/2024	$12,374	$11,467	$12,107	$11,238
7/31/2024	$12,461	$11,574	$12,210	$11,501
8/31/2024	$12,557	$11,702	$12,354	$11,666
9/30/2024	$12,689	$11,775	$12,430	$11,822

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 6/15/15
Class I at NAV	8.96%	1.50%	2.60%
Bloomberg Municipal Bond 1-8 Year Index	6.93%	1.38%	1.77%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	8.40%	2.55%	2.37%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.82%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of September 30, 2024)

Total Net Assets	$1,521,124,171
# of Portfolio Holdings	399
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,808,830

What did the Fund invest in?

(as of September 30, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.98%
  A-3.14%
  A+6.31%
  AA1.50%
  AA-1.83%
  AA+0.95%
  AAA1.04%
  B1.10%
  B-0.68%
  B+4.20%
  BB5.39%
  BB-7.06%
  BB+7.99%
  BBB5.96%
  BBB-9.91%
  BBB+6.72%
  CCC+0.63%
  NR31.61%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

SDHIX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2024

lordabbett.com/FundDocuments

TSR-A-3388-I

11/24

Item 1(b):	Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2024 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey and Karla M. Rabusch. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2024 and 2023 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:

	2024	2023

Audit Fees {a}	$394,000	$385,000

Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	$394,000	$385,000

Tax Fees	- 0 -	- 0 -

All Other Fees {b}	- 0 -	- 0 -
Total Fees	$394,000	$385,000

{a}	Consists of fees for audits of the Registrant’s annual financial statements.

{b}	Fees for the fiscal year ended September 30, 2024 and 2023 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e)	(1)	Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e)	(2)	The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2024 and 2023 were:

	Fiscal year ended:

	2024	2023

All Other Fees {a}	$250,000	$230,000

{a}	Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2024 and 2023 were:

	Fiscal year ended:

	2024	2023

All Other Fees	$ - 0 -	$ - 0-

(h)	The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund
Intermediate Tax Free Fund
National Tax Free Fund
High Income Municipal Bond Fund
Short Duration High Income Municipal Bond Fund
Sustainable Municipal Bond Fund
California Tax Free Fund
New Jersey Tax Free Fund
New York Tax Free Fund

For the fiscal year ended September 30, 2024

Table of Contents

Schedules of Investments (Item 7)

1	Short Duration Tax Free Fund

18	Intermediate Tax Free Fund

64	National Tax Free Fund

102	High Income Municipal Bond Fund

136	Short Duration High Income Municipal Bond Fund

160	Sustainable Municipal Bond Fund

164	California Tax Free Fund

181	New Jersey Tax Free Fund

192	New York Tax Free Fund

210	Statements of Assets and Liabilities (Item 7)

214	Statements of Operations (Item 7)

216	Statements of Changes in Net Assets (Item 7)

222	Financial Highlights (Item 7)

240	Notes to Financial Statements (Item 7)

260	Report of Independent Registered Public Accounting Firm (Item 7)

261	Changes in and Disagreements with Accountants (Item 8)

261	Proxy Disclosures (Item 9)

261	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 81.56%

MUNICIPAL BONDS 81.56%

Corporate-Backed 5.15%
Allegheny County Industrial Development Authority–United States Steel Corp PA	4.875%		11/1/2024	BB-	$6,375,000	$6,381,528
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	15,000,000	15,144,670
City of Farmington–Public Service Co of New Mexico	3.90%	#(b)	6/1/2040	BBB	2,500,000	2,575,765
County of Nez Perce–PotlatchDeltic Corp ID	2.75%		10/1/2024	BBB-	11,310,000	11,310,000
Development Authority of Burke County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2040	BBB+	3,750,000	3,701,954
Industrial Development Board of the City of Mobile Alabama–Alabama Power Co AL	1.00%	#(b)	6/1/2034	A1	3,100,000	3,041,619
Industrial Development Board of the City of Mobile Alabama–Alabama Power Co AL	3.65%	#(b)	7/15/2034	A1	5,000,000	4,996,845
Iowa Finance Authority–Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	2,500,000	2,502,792
Niagara Area Development Corp.–Covanta Holding Corp NY†	3.50%		11/1/2024	B	750,000	749,937
Ohio Air Quality Development Authority–American Electric Power Co Inc	2.40%	#(b)	12/1/2038	BBB	10,700,000	10,122,006
Ohio Air Quality Development Authority–Ohio valley Electric Corp	1.50%	#(b)	2/1/2026	Baa3	1,000,000	964,518
Parish of St. James–NuStar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB+	3,500,000	3,547,507
Parish of St. John the Baptist–Marathon Oil Corp LA	2.375%	#(b)	6/1/2037	BBB-	4,575,000	4,496,628
Parish of St. John the Baptist–Marathon Oil Corp LA	4.05%	#(b)	6/1/2037	BBB-	4,650,000	4,701,523
Virginia Resources Authority	5.00%		11/1/2036	Aa1	2,365,000	2,789,191
Virginia Resources Authority	5.00%		11/1/2038	Aa1	2,845,000	3,318,676
Total						80,345,159

See Notes to Financial Statements.	1

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

				Credit
				Rating:
	Interest		Maturity	S&P or	Principal	Fair
Investments	Rate		Date	Moody’s(a)	Amount	Value
Education 4.97%
California Community Choice Financing Authority	4.943% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	$15,000,000	$15,057,822
California State University	0.55%	#(b)	11/1/2049	Aa2	5,000,000	4,648,145
Capital Trust Agency, Inc.–Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR	1,050,000	1,028,773
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2026	Aaa	1,000,000	1,043,516
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2027	Aaa	1,400,000	1,493,668
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2028	Aaa	800,000	869,918
Florida Higher Educational Facilities Financial Authority–St Leo University Inc Obligated Group	5.00%		3/1/2025	BB	675,000	670,109
Hospital Facilities Authority of Multnomah County Oregon–Mirabella South Waterfront	5.00%		10/1/2024	NR	335,000	335,000
Illinois Finance Authority–Illinois Institute of Technology	5.00%		9/1/2028	Ba2	1,135,000	1,148,220
Illinois Finance Authority–Illinois Institute of Technology	5.00%		9/1/2029	Ba2	630,000	639,291
Louisiana Public Facilities Authority–Tulane University	5.00%		4/15/2037	A+	1,250,000	1,453,273
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2025	A1	7,490,000	7,582,401
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	6,990,360
New Jersey Educational Facilities Authority–Montclair State University Inc (AGM)	5.00%		7/1/2027	AA	1,445,000	1,541,927
New York State Dormitory Authority–Pace University	5.00%		5/1/2025	BBB-	625,000	630,262
New York State Dormitory Authority–Pace University	5.00%		5/1/2026	BBB-	1,375,000	1,414,724
New York State Dormitory Authority–Pace University	5.00%		5/1/2027	BBB-	1,500,000	1,575,322

2	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority–Pace University	5.00%		5/1/2028	BBB-	$1,480,000	$1,578,830
New York State Dormitory Authority–Pace University	5.00%		5/1/2036	BBB-	2,500,000	2,816,274
New York State Dormitory Authority–Pace University	5.00%		5/1/2037	BBB-	3,000,000	3,360,855
Northside Independent School District TX (PSF-GTD)	3.45%	#(b)	8/1/2054	Aaa	4,000,000	4,064,918
Ohio Air Quality Development Authority–Duke Energy Corp	4.00%	#(b)	9/1/2030	BBB	1,300,000	1,323,561
School District of Broward County FL COPS	5.00%		7/1/2035	Aa3	5,000,000	5,701,225
Sierra Vista Industrial Development Authority–American Leadership Academy Inc AZ†(c)	5.00%		6/15/2034	NR	625,000	654,940
University of Colorado	2.00%	#(b)	6/1/2054	Aa1	10,000,000	9,989,710
Total						77,613,044

Energy 0.54%
New Mexico Municipal Energy Acquisition Authority	5.00%	#(b)	11/1/2039	Aa1	8,300,000	8,379,460

General Obligation 14.32%
California State Public Works Board	5.00%		10/1/2026	NR	90,000	94,884
California State Public Works Board	5.00%		10/1/2026	Aa3	1,410,000	1,486,239
California State Public Works Board	5.00%		10/1/2027	NR	205,000	221,673
California State Public Works Board	5.00%		10/1/2027	Aa3	3,095,000	3,330,839
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,890,000	7,045,558
City of Chicago IL GO	5.00%		1/1/2027	BBB+	6,400,000	6,665,065
City of Chicago IL GO	5.25%		1/1/2027	BBB+	1,665,000	1,671,481
City of Hutto TX GO (BAM)	5.00%		8/1/2037	AA	3,715,000	4,258,329
City of Jersey City NJ GO	4.50%		7/10/2025	NR	10,000,000	10,105,929
City of Lees Summit MO GO	5.00%		4/1/2027	Aaa	3,960,000	4,206,638
Commonwealth Financing Authority–Commonwealth of Pennsylvania Department of Community & Economic Development PA	5.00%		6/1/2025	A1	2,895,000	2,934,944
County of Cook IL GO	4.00%		11/15/2026	A+	4,945,000	5,086,133
County of Lake IL GO	4.00%		11/30/2027	AAA	2,620,000	2,731,805

See Notes to Financial Statements.	3

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Danville Community School Corp IN (ST INTERCEPT)	4.50%		12/15/2024	NR	$11,935,000	$11,956,837
Delaware Valley Regional Finance Authority PA	3.55% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	6,070,000	6,013,873
Eagle Mountain & Saginaw Independent School District TX (PSF-GTD)	4.00%	#(b)	8/1/2050	AAA	5,250,000	5,423,384
Florida Insurance Assistance Interlocal Agency, Inc.	5.00%		9/1/2025	A	25,540,000	25,736,773
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	3,062,161
Louisiana Stadium & Exposition District	5.00%		7/1/2036	A2	4,325,000	4,897,727
New Caney Independent School District TX (PSF-GTD)	4.00%	#(b)	2/15/2050	Aaa	6,500,000	6,715,907
Portland Community College District OR GO	5.00%		6/15/2038	AA+	3,500,000	4,041,522
Schenectady City School District NY (ST AID WITHHLDG)	4.00%		7/25/2025	NR	15,000,000	15,109,932
State of California GO	5.00%		8/1/2037	Aa2	17,725,000	20,955,833
State of Illinois GO	5.00%		3/1/2025	A-	4,000,000	4,030,466
State of Illinois GO	5.00%		3/1/2025	A-	5,500,000	5,541,891
State of Illinois GO	5.00%		12/1/2025	A-	10,000,000	10,241,114
State of Illinois GO	5.00%		3/1/2026	A-	4,050,000	4,171,764
State of Illinois GO	5.00%		11/1/2027	A-	5,000,000	5,331,016
State of Illinois GO	5.00%		2/1/2028	A-	5,990,000	6,286,455
State of Illinois GO	5.00%		10/1/2029	A-	2,115,000	2,284,681
State of Illinois GO	5.00%		11/1/2030	A-	7,200,000	7,460,425
State of Illinois GO	5.00%		5/1/2037	A-	4,500,000	5,067,728
State of Maryland GO	4.00%		8/1/2028	AAA	5,000,000	5,296,637
State of New Jersey GO	5.00%		6/1/2027	A1	5,000,000	5,334,618
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2035	AA	1,000,000	1,166,456
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA	5,000,000	5,533,237
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA	1,800,000	2,089,227
Total						223,589,181

4	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care 14.36%
Allegheny County Hospital Development Authority–Allegheny Health Network Obligated Group PA	5.00%		4/1/2026	A		$2,500,000	$2,574,111
Berks County Municipal Authority–Tower Health Obligated Group PA	Zero Coupon		6/30/2044	NR		1,399,000	891,945
Berks County Municipal Authority–Tower Health Obligated Group PA	5.00%		6/30/2039	NR		2,801,000	2,776,716
Berks County Municipal Authority–Tower Health Obligated Group PA	6.00%		6/30/2034	NR		198,834	216,197
Berks County Municipal Authority–Tower Health Obligated Group PA	6.00%		6/30/2034	NR		10,063	10,942
Berks County Municipal Authority–Tower Health Obligated Group PA	8.00%		6/30/2034	NR		396,773	406,117
Berks County Municipal Authority–Tower Health Obligated Group PA	8.00%		6/30/2034	NR		20,126	20,126
Brevard County Health Facilities Authority–Health First Inc Obligated Group FL	5.00%		4/1/2027	A		3,590,000	3,775,190
Brevard County Health Facilities Authority–Health First Inc Obligated Group FL	5.00%		4/1/2028	A		3,720,000	3,982,278
California Health Facilities Financing Authority–Adventist Health System/West Obligated Group CA	5.00%		12/1/2037	BBB+		8,000,000	8,970,512
California Municipal Finance Authority–Eisenhower Medical Center	5.00%		7/1/2026	Baa2		1,345,000	1,382,286
California Municipal Finance Authority–Palomar Health Obligated Group COPS†	5.00%		11/1/2027	BB+		10,000,000	10,218,739
California Statewide Communities Development Authority–John Muir Health Obligated Group	5.00%		12/1/2038	A+		4,500,000	5,251,830
Charlotte-Mecklenburg Hospital Authority–Atrium Health Obligated Group NC	5.00%	#(b)	1/15/2050	AA		4,275,000	4,648,386
Chattanooga Health Educational & Housing Facility Board–Erlanger Health Obligated Group TN	5.00%		12/1/2035	A		3,085,000	3,511,747
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,911,839
City of Colby KS–Citizens Medical Center Inc	5.50%		7/1/2026	NR		5,600,000	5,647,056
City of Lenexa–Lakeview Village Inc KS	5.00%		5/15/2025	BB+	(d)	990,000	993,195

See Notes to Financial Statements.	5

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
City of Seneca–Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR	$2,000,000	$2,010,113
Colorado Health Facilities Authority–AdventHealth Obligated Group	5.00%	#(b)	11/15/2049	NR	185,000	194,510
Colorado Health Facilities Authority–AdventHealth Obligated Group	5.00%	#(b)	11/15/2049	AA	1,825,000	1,908,011
County of Cuyahoga–MetroHealth System OH	5.00%		2/15/2025	BBB	1,500,000	1,504,547
County of Lehigh–St Luke’s Hospital Obligated Group PA	4.25% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-	14,630,000	14,531,997
Crawford County Memorial Hospital Inc LA	5.00%		6/15/2027	NR	1,260,000	1,280,093
Gainesville & Hall County Hospital Authority–Northeast Georgia Health System Obligated Group GA	5.00%		10/15/2034	A	4,250,000	4,903,922
Harris County Cultural Education Facilities Finance Corp.–Memorial Hermann Health System Obligated Group TX	4.00% (MUNIPSA * 1 + .85%	)#	7/1/2049	AA-	11,000,000	10,997,376
Harris County Cultural Education Facilities Finance Corp.–Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2037	AA-	6,000,000	6,921,623
Harris County Cultural Education Facilities Finance Corp.–Memorial Hermann Health System Obligated Group TX	5.00%	#(b)	7/1/2049	AA-	5,420,000	5,686,687
Health & Educational Facilities Authority of the State of Missouri–SSM Health Care Obligated Group WA	5.00%	#(b)	6/1/2039	A+	10,000,000	10,725,960
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple University Health Obligated Group PA	5.00%		7/1/2027	BBB	5,000,000	5,185,309
Illinois Finance Authority–Plymouth Place Obligated Group	5.00%		5/15/2025	NR	270,000	272,921
Illinois Finance Authority–University of Chicago Medical Center Obligated Group	5.00%	#(b)	8/15/2052	AA-	8,825,000	9,322,774
Industrial Development Authority of the County of Pima–La Posada at Park Centre Inc Obligated Group AZ†	5.125%		11/15/2029	NR	1,500,000	1,514,813
Kentucky Economic Development Finance Authority–Owensboro Health Inc Obligated Group	5.00%		6/1/2025	Baa2	1,400,000	1,404,923

6	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Maricopa County Industrial Development Authority–Banner Health Obligated Group AZ	3.72% (MUNIPSA * 1 + .57%	)#	1/1/2035	AA-	$4,240,000	$4,239,699
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%		7/1/2025	BBB-	800,000	808,425
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board–Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2028	A	1,500,000	1,619,392
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Obligated Group	5.00%		7/1/2037	AA-	3,055,000	3,554,916
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Obligated Group	5.00%		7/1/2038	AA-	2,500,000	2,889,513
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Obligated Group	5.00%		7/1/2039	AA-	5,000,000	5,772,839
New Jersey Health Care Facilities Financing Authority–St Joseph’s Healthcare System Obligated Group	5.00%		7/1/2025	BBB-	1,600,000	1,611,406
New York State Dormitory Authority–Montefiore Obligated Group	5.00%		9/1/2027	BBB-	1,400,000	1,451,547
New York State Dormitory Authority–Montefiore Obligated Group	5.00%		9/1/2028	BBB-	1,500,000	1,572,582
New York State Dormitory Authority–Montefiore Obligated Group	5.00%		9/1/2029	BBB-	1,750,000	1,840,257
New York State Dormitory Authority–Montefiore Obligated Group	5.00%		9/1/2030	BBB-	1,000,000	1,057,242
Northampton County General Purpose Authority–St Luke’s Hospital Obligated Group PA	5.00%		8/15/2027	A-	3,250,000	3,446,121
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.00%		8/15/2025	BB	550,000	550,809
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.00%		8/15/2026	BB	800,000	820,627
Shelby County Health Educational & Housing Facilities Board–Baptist Memorial Health Care Obligated Group TN	5.00%	#(b)	9/1/2049	BBB+	8,750,000	9,453,412

See Notes to Financial Statements.	7

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		$2,850,000	$2,866,128
South Carolina Jobs-Economic Development Authority–Novant Health Obligated Group	5.00%		11/1/2037	A+		4,000,000	4,592,784
State of Ohio–University Hospitals Health System Inc Obligated Group	5.00%		1/15/2027	A		250,000	260,951
Tarrant County Cultural Education Facilities Finance Corp.–Baylor Scott & White Health Obligated Group TX	5.00%	#(b)	11/15/2052	AA-		2,180,000	2,241,914
Tulsa County Industrial Authority–Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(d)	500,000	508,017
Washington Health Care Facilities Authority–CommonSpirit Health Obligated Group	4.55% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	A-		2,000,000	2,000,982
Washington Health Care Facilities Authority–CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,425,000	3,762,187
Washington Health Care Facilities Authority–CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,500,000	3,844,571
Washington Health Care Facilities Authority–CommonSpirit Health Obligated Group	5.00%	#(b)	8/1/2049	A-		7,515,000	7,681,977
Winchester Economic Development Authority–Valley Health Obligated Group VA	5.00%		1/1/2039	A+		1,350,000	1,527,040
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	BBB		6,200,000	6,665,136
Wisconsin Health & Educational Facilities Authority–Wisconsin Masonic Home Obligated Group	4.20%		8/15/2028	BBB-	(d)	5,000,000	5,042,494
Total							224,237,759

Housing 5.89%
California Housing Finance Agency–Del Sur Family Housing LP	5.00%	#(b)	5/1/2054	Aaa		1,750,000	1,820,693
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA		2,965,000	3,004,519
Connecticut Housing Finance Authority	6.25%		5/15/2054	AAA		2,435,000	2,695,160

8	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Housing (continued)
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+		$2,550,000	$2,588,359
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.25%		7/1/2049	AA+		2,065,000	2,102,936
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	5.00%		7/1/2053	AA+		6,640,000	6,964,929
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2054	AA+		5,680,000	6,292,355
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+		2,500,000	2,860,007
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+		3,550,000	4,097,840
Missouri Housing Development Commission (FHLMC), (FNMA), (GNMA)	3.25%		11/1/2052	AA+		1,650,000	1,641,006
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA		3,560,000	3,947,506
New York State Housing Finance Agency (FHA), (SONYMA)	0.75%		11/1/2025	Aa2		3,955,000	3,819,009
New York State Housing Finance Agency (SONYMA)	0.75%		11/1/2025	Aa2		8,055,000	7,778,032
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.00%		1/1/2050	AA+		2,035,000	2,051,136
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+		5,495,000	6,084,575
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1		2,800,000	2,836,788
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2055	Aaa		4,000,000	4,500,659
Seattle Housing Authority–Yesler Block 6.6 LLLP WA (HUD)	5.00%		6/1/2027	AA		7,000,000	7,256,946
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AAA		6,755,000	7,555,613
State of New York Mortgage Agency Homeowner Mortgage Revenue	3.50%		4/1/2049	Aa1		545,000	543,756
Texas State Affordable Housing Corp.–AHFC-FC Norman Housing LP	3.625%	#(b)	1/1/2045	Aaa		3,400,000	3,447,691
Virginia Beach Development Authority–Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(d)	3,800,000	3,961,005

See Notes to Financial Statements.	9

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
Wisconsin Housing & Economic Development Authority–East National LLC	5.00%	#(b)	8/1/2058	Aaa	$2,000,000	$2,075,406
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD)	0.81%	#(b)	11/1/2052	AA+	2,035,000	1,991,290
Total						91,917,216

Lease Obligations 1.75%
Commonwealth of Pennsylvania COPS	5.00%		7/1/2025	A	500,000	507,461
New Jersey Economic Development Authority–New Jersey Transit Corp	5.00%		11/1/2028	A2	1,315,000	1,436,737
New Jersey Economic Development Authority–State Capitol Joint Management Commission	5.00%		6/15/2026	A2	4,000,000	4,161,114
New Jersey Economic Development Authority–State of New Jersey Department of the Treasury	5.00%		6/15/2025	A2	1,250,000	1,268,186
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2024	A2	7,000,000	7,022,355
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2025	A2	12,500,000	12,841,365
Total						27,237,218

Multi-Family Housing 0.17%
Illinois Housing Development Authority–South Shore IL Preservation LP (FHA), (HUD)	4.00%	#(b)	6/1/2026	Aaa	2,700,000	2,710,145

Other Revenue 3.87%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2049	A1	12,325,000	12,397,220
California Infrastructure & Economic Development Bank–Museum Associates	3.85% (MUNIPSA * 1 + .70%	)#	12/1/2050	A3	6,500,000	6,499,438
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	5.25%		8/15/2026	Baa3	1,605,000	1,630,907
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	5.25%		8/15/2028	Baa3	1,920,000	1,953,659
Illinois Finance Authority–Field Museum Natural of History	4.588% (SOFR * .67 + 1.20%	)#	11/1/2034	A	4,365,000	4,360,576

10	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Industrial Development Authority of the County of Pima–Edkey Inc Obligated Group†	3.50%		7/1/2025	NR	$425,000	$421,934
Lower Alabama Gas District	4.00%	#(b)	12/1/2050	A2	19,085,000	19,197,205
Main Street Natural Gas, Inc. GA	5.00%		5/15/2025	A1	4,850,000	4,883,532
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	#(b)	5/15/2051	AA+	5,700,000	5,882,292
Washington Convention & Sports Authority DC	5.00%		10/1/2030	Aa3	3,000,000	3,194,132
Total						60,420,895

Pollution Control 0.35%
North Carolina Capital Facilities Finance Agency–Republic Services Inc	3.50%	#(b)	7/1/2034	BBB+	5,500,000	5,500,000

Special Tax 0.42%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	2,495,000	2,573,231
New York City Industrial Development Agency–Yankee Stadium LLC NY (FGIC)	3.775% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	2,000,000	2,006,188
Village Community Development District No. 13 FL†	1.875%		5/1/2025	NR	590,000	585,365
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,460,000	1,383,410
Total						6,548,194

Tax Revenue 1.76%
City of Sparks NV†	2.75%		6/15/2028	Baa2	180,000	176,200
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.00%		7/1/2038	AA+	7,000,000	8,264,753
Matching Fund Special Purpose Securitization Corp.–United States Virgin Islands Federal Excise Tax	5.00%		10/1/2026	NR	2,000,000	2,064,852
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A2	3,995,000	4,336,170
New York State Dormitory Authority (AGM)	5.00%		10/1/2024	AA	5,000	5,000

See Notes to Financial Statements.	11

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority (AGM)	5.00%	10/1/2024	AA	$2,245,000	$2,245,000
New York State Urban Development Corp.–State of New York Personal Income Tax Revenue	5.00%	3/15/2038	Aa1	4,650,000	5,371,393
Sales Tax Securitization Corp. IL	5.00%	1/1/2025	AA-	5,000,000	5,021,683
Total					27,485,051

Taxable Revenue–Water & Sewer 2.80%
Augusta Water & Sewer Revenue GA(c)	5.00%	10/1/2037	A+	10,000,000	11,672,991
City of Houston Combined Utility System Revenue TX	5.00%	11/15/2037	Aa2	2,000,000	2,322,018
City of Houston Combined Utility System Revenue TX	5.00%	11/15/2038	Aa2	3,250,000	3,742,568
Jersey City Municipal Utilities Authority Sewer Fund NJ	5.00%	5/1/2025	NR	4,875,000	4,915,174
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%	9/1/2036	AA	6,750,000	7,826,043
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%	9/1/2037	AA	4,750,000	5,491,123
Water Works Board of the City of Birmingham/The AL†	3.75%	9/1/2026	NR	7,750,000	7,759,437
Total					43,729,354

Transportation 4.26%
Central Texas Regional Mobility Authority	5.00%	1/1/2025	A	2,500,000	2,504,746
Central Texas Turnpike System	5.00%	8/15/2031	A-	4,500,000	4,506,432
Central Texas Turnpike System	5.00%	8/15/2039	A-	4,570,000	5,152,403
Chicago O’Hare International Airport IL	5.00%	1/1/2031	A+	4,750,000	4,752,304
Chicago Transit Authority Capital Grant Receipts Revenue IL	5.00%	6/1/2025	A+	2,000,000	2,020,172
County of Clark–Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue NV	5.00%	7/1/2037	Aa2	8,200,000	9,534,322
Maryland Economic Development Corp.–CONSOL Marine Terminals LLC	5.75%	9/1/2025	BB	3,505,000	3,532,980
Metropolitan Transportation Authority NY	5.00%	11/15/2026	A-	2,250,000	2,360,276
Metropolitan Transportation Authority NY	5.00%	11/15/2026	A-	1,675,000	1,757,095
Metropolitan Transportation Authority NY	5.00%	11/15/2026	A-	2,315,000	2,428,462
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2036	A2	5,500,000	6,327,309

12	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New Jersey Turnpike Authority (AGM)	5.25%		1/1/2026	AA	$8,600,000	$8,781,016
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2028	AA	1,500,000	1,576,901
North Texas Tollway Authority	5.00%		1/1/2026	AA-	5,500,000	5,666,112
Port Authority of New York & New Jersey	3.00%		12/1/2027	AA-	2,500,000	2,500,120
State of Illinois GO	5.00%		11/1/2025	A-	3,000,000	3,065,670
Total						66,466,320

Utilities 20.95%
Black Belt Energy Gas District AL	5.25%	#(b)	5/1/2055	A1	3,750,000	4,134,620
California Community Choice Financing Authority	5.25%		11/1/2054	A2	8,800,000	9,584,002
Central Plains Energy Project NE	5.00%		9/1/2027	BBB+	1,305,000	1,362,976
Central Plains Energy Project NE	5.423% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,839,086
City of Rockport–Indiana Michigan Power Co IN	3.05%		6/1/2025	A3	3,500,000	3,485,743
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2037	Aa2	7,500,000	8,684,839
City of Seattle Municipal Light & Power Revenue WA	3.40% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	5,000,000	4,910,040
County of Jefferson Sewer Revenue AL	5.00%		10/1/2037	BBB+	12,035,000	13,530,953
Delaware State Economic Development Authority–Delmarva Power & Light Co	1.05%	#(b)	1/1/2031	A	6,315,000	6,190,110
Delaware State Economic Development Authority–NRG Energy Inc	1.25%	#(b)	10/1/2040	BBB-	10,000,000	9,735,963
Delaware State Economic Development Authority–NRG Energy Inc	1.25%	#(b)	10/1/2045	BBB-	16,000,000	15,577,541
Development Authority of Appling County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2038	BBB+	1,250,000	1,233,985
Development Authority of Burke County–Georgia Power Co	2.875%	#(b)	12/1/2049	A	5,650,000	5,607,652
Development Authority of Burke County–Georgia Power Co	3.375%	#(b)	11/1/2048	BBB+	7,750,000	7,838,288
Development Authority of Monroe County–Georgia Power Co	3.875%	#(b)	6/1/2042	A	6,000,000	6,085,385
Development Authority of Monroe County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2039	BBB+	1,875,000	1,850,977
Energy Southeast A Cooperative District AL	5.25%	#(b)	7/1/2054	A1	6,000,000	6,646,454

See Notes to Financial Statements.	13

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Energy Southeast A Cooperative District AL	5.443% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	$5,000,000	$5,126,375
Illinois Finance Authority–Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	5,000,000	4,999,842
Indiana Finance Authority–Indianapolis Power & Light Co	0.65%		8/1/2025	A2	4,500,000	4,385,759
Intermountain Power Agency UT	5.00%		7/1/2036	Aa3	4,000,000	4,576,577
Intermountain Power Agency UT	5.00%		7/1/2037	Aa3	3,500,000	3,992,552
Kentucky Municipal Power Agency	3.45%	#(b)	9/1/2042	Baa1	1,700,000	1,696,576
Kentucky Public Energy Authority	4.00%	#(b)	12/1/2049	A1	10,000,000	10,036,892
Kentucky Public Energy Authority	5.25%	#(b)	4/1/2054	A1	10,000,000	11,120,672
Long Island Power Authority NY	0.85%	#(b)	9/1/2050	A	12,000,000	11,690,893
Louisiana Local Government Environmental Facilities & Community Development Authority–East Baton Rouge Sewerage Commission	0.875%	#(b)	2/1/2046	A+	26,500,000	26,348,131
Lower Colorado River Authority TX	5.00%	#(b)	5/15/2039	A	20,000,000	21,076,240
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	18,000,000	17,977,885
Montgomery County Industrial Development Authority–Constellation Energy Generation LLC PA	4.10%	#(b)	4/1/2053	BBB+	7,760,000	7,979,461
Municipal Electric Authority of Georgia(c)	5.00%		1/1/2035	A2	3,895,000	4,466,313
Municipal Electric Authority of Georgia(c)	5.00%		1/1/2036	A2	2,800,000	3,196,806
New Jersey Economic Development Authority–New Jersey Transit Corp	5.00%		3/1/2028	A2	2,840,000	3,075,105
Pennsylvania Economic Development Financing Authority–Talen Energy Supply LLC	5.25%	#(b)	12/1/2038	BB-	1,100,000	1,121,118
Philadelphia Gas Works Co.–Philadelphia Gas Works Co	5.00%		8/1/2030	A	2,000,000	2,246,616
Philadelphia Gas Works Co.–Philadelphia Gas Works Co	5.00%		8/1/2031	A	1,375,000	1,559,499
Philadelphia Gas Works Co.–Philadelphia Gas Works Co	5.00%		8/1/2032	A	3,000,000	3,429,966
Public Power Generation Agency NE(c)	5.00%		1/1/2031	A2	1,500,000	1,692,372
Public Power Generation Agency NE(c)	5.00%		1/1/2032	A2	1,200,000	1,364,956
Southeast Energy Authority A Cooperative District AL	5.033% (SOFR * .67 + 1.79%	)#	5/1/2053	A2	18,000,000	18,388,960

14	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Southern California Public Power Authority–City of Anaheim Electric System Revenue CA		5.00%	#(b)	4/1/2055	A2	$5,250,000	$5,686,180
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	9,040,000	9,419,951
Texas Municipal Gas Acquisition & Supply Corp. IV		5.25%		1/1/2030	A1	4,660,000	5,065,423
West Virginia Economic Development Authority–Appalachian Power Co		0.625%	#(b)	12/1/2038	BBB+	8,500,000	8,106,364
Total							327,126,098
Total Municipal Bonds (cost $1,263,327,466)							1,273,305,094

	Interest Rate#	Interest Rate Reset Date(e)		Final Maturity Date

SHORT-TERM INVESTMENTS 17.15%

VARIABLE RATE DEMAND NOTES 17.15%

Education 3.36%
Connecticut State Health & Educational Facilities Authority–Yale University	3.600%	10/1/2024		7/1/2042	AAA	2,500,000	2,500,000
New York State Dormitory Authority–Pace University	4.050%	10/1/2024		5/1/2044	BBB-	20,000,000	20,000,000
Pennsylvania Higher Educational Facilities Authority–Thomas Jefferson University Obligated Group	3.950%	10/1/2024		9/1/2045	A	16,825,000	16,825,000
Philadelphia Authority for Industrial Development–Thomas Jefferson University Obligated PA	3.950%	10/1/2024		9/1/2050	A	13,125,000	13,125,000
Total							52,450,000

General Obligation 2.73%
City of New York NY GO	4.050%	10/1/2024		10/1/2046	AA	1,000,000	1,000,000
City of New York NY GO	4.150%	10/1/2024		4/1/2042	AA	31,675,000	31,675,000
Florida Insurance Assistance Interlocal Agency, Inc.	3.920%	10/1/2024		9/1/2032	A2	10,000,000	10,000,000
Total							42,675,000

Health Care 8.66%
Harris County Cultural Education Facilities Finance Corp.–Baylor College of Medicine TX	3.680%	10/1/2024		11/15/2046	A	39,975,000	39,975,000

See Notes to Financial Statements.	15

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2024

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Health Care Authority for Baptist Health–Brazos Presbyterian Homes Obligated Group AL	4.570%	10/1/2024	11/1/2042	A3	$29,133,000	$29,133,000
Rib Floater Trust Various States FL†	3.500%	10/1/2024	10/1/2054	A1	19,380,000	19,380,000
State of Ohio–University Hospitals Health System Inc Obligated Group	3.680%	10/1/2024	1/15/2033	A	10,000,000	10,000,000
State of Ohio–University Hospitals Health System Inc Obligated Group	3.680%	10/1/2024	1/15/2045	A	10,035,000	10,035,000
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group	5.000%	10/1/2024	2/15/2053	BBB	26,675,000	26,675,000
Total						135,198,000

Home Furnishings 0.64%
Rib Floater Trust Various States MD†	3.500%	10/1/2024	11/15/2049	A1	10,000,000	10,000,000

Pollution Control 1.53%
Port of Port Arthur Navigation District–Motiva Enterprises LLC TX	4.350%	10/1/2024	4/1/2040	BBB+	23,900,000	23,900,000

Utilities 0.23%
Development Authority of Appling County–Georgia Power Co	4.400%	10/1/2024	9/1/2041	A	3,500,000	3,500,000
Total Short-Term Investments (cost $267,723,000)						267,723,000
Total Investments in Securities 98.71% (cost $1,531,050,466)						1,541,028,094
Other Assets and Liabilities – Net 1.29%						20,203,370
Net Assets 100.00%						$1,561,231,464

AGM	Insured by–Assured Guaranty Municipal Corporation.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.

16	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2024

PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
ST INTERCEPT	State Intercept.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $77,972,171, which represents 4.99% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2g)).
(d)	This investment has been rated by Fitch IBCA.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,273,305,094	$–	$1,273,305,094
Short-Term Investments
Variable Rate Demand Notes	–	267,723,000	–	267,723,000
Total	$–	$1,541,028,094	$–	$1,541,028,094

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	17

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.76%

MUNICIPAL BONDS 98.76%

Corporate-Backed 9.79%
Allegheny County Industrial Development Authority–United States Steel Corp PA	4.875%		11/1/2024	BB-	$6,745,000	$6,751,907
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB	9,097,225	8,923,980
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	31,580,000	31,884,580
Build NYC Resource Corp.–Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR	420,000	420,578
Build NYC Resource Corp.–Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	550,000	551,597
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	3,900,000	3,952,384
California Infrastructure & Economic Development Bank–DesertXpress Enterprises LLC AMT†	8.00%	#(b)	1/1/2050	NR	6,000,000	6,179,527
California Municipal Finance Authority–Waste Management Inc AMT	4.125%	#(b)	10/1/2041	A-	7,250,000	7,292,037
City of Farmington–Public Service Co of New Mexico	3.90%	#(b)	6/1/2040	BBB	7,000,000	7,212,141
City of Granite City–Waste Management of Illinois Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	5,035,885
City of Henderson–Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	7,470,000	7,399,371
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	2,295,000	2,296,047
Development Authority of Burke County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2040	BBB+	3,750,000	3,701,954
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	635,424
Florida Development Finance Corp.–Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	7,430,000	7,638,376
Greater Orlando Aviation Authority–JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,982,478
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR	1,845,000	1,932,252
Hoover Industrial Development Board–United States Steel Corp AL AMT	6.375%	#(b)	11/1/2050	BB-	8,525,000	9,831,963
Indiana Finance Authority–Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	932,337
Indiana Finance Authority–Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,449,419

18	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Indiana Finance Authority–Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	$9,850,000	$9,579,867
Indiana Finance Authority–United States Steel Corp	4.125%		12/1/2026	BB-	1,625,000	1,651,388
Indiana Finance Authority–United States Steel Corp AMT	6.75%		5/1/2039	BB-	1,500,000	1,742,685
Industrial Development Authority of the County of Yavapai–Waste Management Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,263,449
Industrial Development Board of the City of Mobile Alabama–Alabama Power Co AL	3.65%	#(b)	7/15/2034	A1	7,500,000	7,495,267
Iowa Finance Authority–Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	13,710,000	13,725,311
Iowa Finance Authority–Iowa Fertilizer Co LLC	4.00%	#(b)	12/1/2050	AA+	11,050,000	12,146,538
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2035	A	3,020,000	3,175,284
Louisiana Local Government Environmental Facilities & Community Development Authority–Westlake Corp	3.50%		11/1/2032	BBB+	7,655,000	7,543,443
Louisiana Public Facilities Authority–Waste Pro USA Inc AMT†	6.75%	#(b)	10/1/2053	NR	12,000,000	13,060,622
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	2,570,000	1,667,288
Massachusetts Development Finance Agency–Waste Management of Massachusetts Inc AMT†	1.25%		5/1/2027	A-	3,250,000	2,983,888
Matagorda County Navigation District No. 1–AEP Texas Inc	2.60%		11/1/2029	BBB+	6,800,000	6,538,991
Matagorda County Navigation District No. 1–AEP Texas Inc	4.00%		6/1/2030	BBB+	8,000,000	8,004,070
Michigan Strategic Fund–Graphic Packaging International LLC AMT	4.00%	#(b)	10/1/2061	BB	5,640,000	5,672,331
Mission Economic Development Corp.–Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	10,046,430
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB	4,642,269	4,717,093
New Hampshire Business Finance Authority–Covanta Holding Corp AMT†	3.75%	#(b)	7/1/2045	B	1,970,000	1,705,560
New Hampshire Business Finance Authority–Covanta Holding Corp AMT†	4.00%		11/1/2027	B	6,225,000	6,225,023

See Notes to Financial Statements.	19

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
New Hampshire Business Finance Authority–New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	$9,235,000	$9,399,558
New Jersey Economic Development Authority–United Airlines Inc	5.25%		9/15/2029	BB-	15,990,000	16,008,686
New Jersey Economic Development Authority–United Airlines Inc	5.50%		6/1/2033	BB-	1,500,000	1,510,199
New York City Industrial Development Agency–TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	2,450,000	2,451,096
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	2,157,583
New York Liberty Development Corp.–3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,877,492
New York Liberty Development Corp.–3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,920,000	1,923,848
New York Liberty Development Corp.–Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2	16,385,000	19,351,322
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT	2.75%	#(b)	9/1/2050	B+	2,900,000	2,863,430
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	2.875%	#(b)	12/1/2044	B+	2,000,000	1,893,949
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B+	1,000,000	1,052,901
New York Transportation Development Corp.–American Airlines Inc AMT	5.00%		8/1/2026	B+	1,285,000	1,287,392
New York Transportation Development Corp.–American Airlines Inc AMT	5.25%		8/1/2031	B+	1,620,000	1,735,632
New York Transportation Development Corp.–American Airlines Inc AMT	5.375%		8/1/2036	B+	1,850,000	1,985,419
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3	3,110,000	3,162,167
Niagara Area Development Corp.–Covanta Holding Corp NY†	3.50%		11/1/2024	B	4,650,000	4,649,607
Niagara Area Development Corp.–Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,500,000	5,350,123
Ohio Air Quality Development Authority–American Electric Power Co Inc	2.40%	#(b)	12/1/2038	BBB	5,685,000	5,377,907
Ohio Air Quality Development Authority–American Electric Power Co Inc AMT	2.50%	#(b)	11/1/2042	BBB	8,800,000	8,306,613
Ohio Air Quality Development Authority–American Electric Power Co Inc AMT	2.60%	#(b)	6/1/2041	BBB	18,210,000	17,271,373

20	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James–NuStar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB+	$7,685,000	$7,789,312
Parish of St. James–NuStar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB+	1,500,000	1,679,174
Parish of St. James–NuStar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB+	9,825,000	11,025,234
Parish of St. John the Baptist–Marathon Oil Corp LA	2.20%	#(b)	6/1/2037	BBB-	6,000,000	5,879,533
Parish of St. John the Baptist–Marathon Oil Corp LA	2.375%	#(b)	6/1/2037	BBB-	12,480,000	12,266,211
Parish of St. John the Baptist–Marathon Oil Corp LA	4.05%	#(b)	6/1/2037	BBB-	7,750,000	7,835,872
Pennsylvania Economic Development Financing Authority–CONSOL Energy Inc AMT†	9.00%	#(b)	4/1/2051	BB	2,375,000	2,736,818
Pennsylvania Economic Development Financing Authority–Covanta Holding Corp AMT†	3.25%		8/1/2039	B	1,035,000	862,212
Pennsylvania Economic Development Financing Authority–Procter & Gamble Co	5.375%		3/1/2031	AA-	1,365,000	1,539,550
Phenix City Industrial Development Board–WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,499,956
Port of Beaumont Industrial Development Authority–Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	4.10%		1/1/2028	NR	8,000,000	7,190,431
Port of Beaumont Navigation District–Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	10.00%		7/1/2026	NR	5,000,000	5,159,467
Public Finance Authority–Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	5,000,000	4,707,617
Public Finance Authority–Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	7,220,000	6,444,937
Public Finance Authority–TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,652,019
Public Finance Authority–TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	2,150,000	2,152,185
Public Finance Authority–Waste Management Inc WI AMT	1.10%	#(b)	7/1/2029	A-	8,000,000	7,645,540
Public Finance Authority WI†	5.375%		12/15/2032	NR	3,000,000	3,009,552
Tuscaloosa County Industrial Development Authority–Hunt Refining Co AL†	5.25%		5/1/2044	NR	6,740,000	6,916,117
Vermont Economic Development Authority–Casella Waste Systems Inc AMT†	5.00%	#(b)	6/1/2052	B+	5,500,000	5,626,876
Village Community Development District No 15 Series 2024 Special Assessment FL†(d)	4.55%		5/1/2044	NR	5,500,000	5,586,459

See Notes to Financial Statements.	21

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR	$2,200,000	$2,310,174
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	5,180,000	5,403,552
Virginia Small Business Financing Authority–Covanta Holding Corp AMT†	5.00%	#(b)	1/1/2048	B	440,000	440,078
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	4,900,000	3,724,000
West Virginia Economic Development Authority–Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	BBB	5,800,000	5,883,456
Total						485,531,394

Education 5.23%
Ann Arbor School District MI GO	4.00%		5/1/2037	A1	4,175,000	4,462,704
California Community Choice Financing Authority	4.00%	#(b)	5/1/2053	A1	10,000,000	10,243,234
California Community Choice Financing Authority	4.943% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,038,548
California Educational Facilities Authority–St Mary’s College of California	5.25%		10/1/2044	BBB-	800,000	865,127
California School Finance Authority–Aspire Public Schools Obligated Group†	5.00%		8/1/2036	NR	125,000	127,336
California School Finance Authority–Aspire Public Schools Obligated Group†	5.00%		8/1/2036	BBB	1,475,000	1,488,981
California State University	0.55%	#(b)	11/1/2049	Aa2	6,750,000	6,274,996
Capital Trust Agency, Inc.–Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR	2,160,000	2,163,685
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A(e)	3,230,000	3,553,570
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A(e)	1,625,000	1,846,393
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A(e)	1,125,000	1,274,287
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A(e)	2,175,000	2,452,030
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A(e)	6,220,000	6,905,401
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2031	AA	5,000,000	5,293,025
Clark County School District NV GO	5.00%		6/15/2037	AA-	5,770,000	6,598,092

22	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Clark County School District NV GO	5.00%		6/15/2038	AA-	$4,240,000	$4,826,251
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	5.125%		8/15/2030	NR	3,500,000	3,546,484
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	5.75%		8/15/2038	NR	1,405,000	1,430,886
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	6.00%		8/15/2038	Baa3	19,860,000	20,259,198
Connecticut State Health & Educational Facilities Authority–Quinnipiac University	5.00%		7/1/2033	A-	8,230,000	8,318,434
County of Frederick–Mount St Mary’s University Inc MD†	5.00%		9/1/2027	BB+	1,255,000	1,276,042
County of Frederick–Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	2,400,000	2,432,367
County of Lincoln–Augustana College Association SD	4.00%		8/1/2041	BBB-	500,000	467,329
Development Authority Of The City Of Marietta–Life University Inc GA†	5.00%		11/1/2027	Ba3	2,000,000	2,031,306
Development Authority Of The City Of Marietta–Life University Inc GA†	5.00%		11/1/2037	Ba3	1,500,000	1,525,198
Dutchess County Local Development Corp.–Bard College NY	5.00%		7/1/2040	BBB-	1,150,000	1,208,959
Dutchess County Local Development Corp.–Bard College NY	5.00%		7/1/2045	BBB-	2,000,000	2,074,951
Duval County Public Schools FL	5.00%		7/1/2032	A+	7,040,000	7,123,399
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	AA	3,750,000	4,153,497
Fort Bend Independent School District TX GO (PSF-GTD)	0.875%	#(b)	8/1/2050	AAA	5,325,000	5,217,424
Illinois Finance Authority–Illinois Institute of Technology	4.00%		9/1/2035	Ba2	2,600,000	2,374,996
Illinois Finance Authority–Illinois Institute of Technology	5.00%		9/1/2030	Ba2	625,000	632,574
Illinois Finance Authority–Illinois Institute of Technology	5.00%		9/1/2031	Ba2	1,100,000	1,111,888
Illinois Finance Authority–Illinois Institute of Technology	5.00%		9/1/2032	Ba2	1,100,000	1,110,928
Illinois Finance Authority–Illinois Institute of Technology	5.00%		9/1/2033	Ba2	1,000,000	1,007,755
Illinois Finance Authority–Illinois Institute of Technology	5.00%		9/1/2034	Ba2	3,720,000	3,739,150

See Notes to Financial Statements.	23

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority–Illinois Institute of Technology	5.00%		9/1/2036	Ba2	$3,225,000	$3,199,164
Illinois Finance Authority–Noble Network of Charter Schools	5.00%		9/1/2025	BBB	325,000	325,059
Indiana Finance Authority–Ohio Valley Electric Corp	4.25%		11/1/2030	Baa3	14,550,000	15,277,893
Industrial Development Authority of the City of Phoenix Arizona–BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB	2,350,000	2,364,994
IPS Multi-School Building Corp.–Indianapolis Board of School Commissioners IN(d)	5.00%		7/15/2041	Aa2	2,125,000	2,364,230
Massachusetts Development Finance Agency–Emerson College	5.00%		1/1/2026	BBB+	5,135,000	5,154,218
Massachusetts Development Finance Agency–Emerson College	5.00%		1/1/2027	BBB+	2,700,000	2,710,327
Massachusetts Development Finance Agency–Emerson College	5.00%		1/1/2028	BBB+	1,810,000	1,816,823
Miami-Dade County Educational Facilities Authority–University of Miami FL (AMBAC)	5.25%		4/1/2028	A2	5,000,000	5,407,732
New Hampshire Health & Education Facilities Authority Act–University System of New Hampshire	5.00%		7/1/2036	Aa3	5,000,000	5,055,147
New York State Dormitory Authority–Icahn School of Medicine Mount Sinai	5.00%		7/1/2026	BBB+	5,000,000	5,064,143
New York State Dormitory Authority–Icahn School of Medicine Mount Sinai	5.00%		7/1/2027	BBB+	10,000,000	10,112,447
New York State Dormitory Authority–New School	5.00%		7/1/2035	A3	5,345,000	5,544,536
New York State Dormitory Authority–Pace University	5.00%		5/1/2026	BBB-	980,000	982,242
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2031	BBB-	2,705,000	2,942,488
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2037	BBB-	11,000,000	11,776,182
New York State Dormitory Authority (AGM)	5.00%		10/1/2031	AA	10,000	10,973
New York State Dormitory Authority (AGM), (ST AID WITHHLDG)	5.00%		10/1/2037	AA	9,200,000	10,374,918
Ohio Air Quality Development Authority–Duke Energy Corp	4.00%	#(b)	9/1/2030	BBB	4,175,000	4,250,668
Sierra Vista Industrial Development Authority–American Leadership Academy Inc AZ†(d)	5.00%		6/15/2044	NR	2,000,000	2,036,223

24	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
State of Nevada Department of Business & Industry–Somerset Academy NLV Building 1/Sky Pointe/Stephanie/Losee Campuses†	4.50%		12/15/2029	BB	$465,000	$468,176
State of Nevada Department of Business & Industry–Somerset Academy NLV Building 1/Sky Pointe/Stephanie/Losee Campuses†	5.00%		12/15/2038	BB	1,000,000	1,006,087
Troy Capital Resource Corp.–Rensselaer Polytechnic Institute NY	5.00%		8/1/2026	A3	1,000,000	1,025,968
University of Houston TX	2.00%		2/15/2032	AA	6,095,000	5,417,405
University of Illinois	5.00%		10/1/2035	A2	885,000	985,536
University of Illinois	5.00%		10/1/2036	A2	920,000	1,019,085
University of Illinois	5.00%		10/1/2037	A2	800,000	886,346
University of Illinois	5.00%		10/1/2038	A2	800,000	880,837
University of Illinois	5.50%		10/1/2039	A2	1,360,000	1,555,518
University of Illinois	5.50%		10/1/2042	A2	1,650,000	1,873,333
University of Illinois (AGM)	4.00%		4/1/2033	AA	4,905,000	4,983,367
University of Kentucky (ST INTERCEPT)	4.75%		4/1/2034	AA+	3,000,000	3,019,171
Total						259,347,661

Financial Services 0.05%
Massachusetts Educational Financing Authority AMT	3.625%		7/1/2034	AA	415,000	410,506
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	855,000	857,941
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	710,000	710,389
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	640,000	638,849
Total						2,617,685

General Obligation 18.02%
California Community Choice Financing Authority	5.00%	#(b)	12/1/2053	A2	11,335,000	12,135,166
California Community Choice Financing Authority	5.50%	#(b)	5/1/2054	A2	10,000,000	10,797,969
California State Public Works Board–State of California Department of General Services	5.00%		4/1/2038	Aa3	4,250,000	4,992,731

See Notes to Financial Statements.	25

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
California State Public Works Board–State of California Department of General Services	5.00%	4/1/2040	Aa3	$4,200,000	$4,866,537
California State Public Works Board–State of California Department of General Services	5.00%	4/1/2041	Aa3	3,550,000	4,091,969
California State Public Works Board–State of California Department of General Services	5.00%	4/1/2042	Aa3	6,035,000	6,936,663
Chabot-Las Positas Community College District CA GO	3.00%	8/1/2038	AA	2,500,000	2,344,717
Chicago Board of Education IL GO	5.00%	12/1/2029	BB+	8,000,000	8,497,052
Chicago Board of Education IL GO	5.00%	12/1/2029	BB+	3,000,000	3,136,192
Chicago Board of Education IL GO	5.00%	12/1/2031	BB+	1,500,000	1,559,300
Chicago Board of Education IL GO	5.00%	12/1/2032	BB+	4,845,000	5,026,585
Chicago Board of Education IL GO	5.00%	12/1/2033	BB+	900,000	932,636
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+	475,000	491,688
Chicago Board of Education IL GO	5.00%	12/1/2035	BB+	450,000	464,231
Chicago Board of Education IL GO	5.00%	12/1/2036	BB+	7,300,000	7,646,522
Chicago Board of Education IL GO	5.00%	12/1/2039	BB+	2,340,000	2,427,619
Chicago Board of Education IL GO	5.50%	12/1/2037	BB+	2,000,000	2,213,050
Chicago Board of Education IL GO	5.50%	12/1/2038	BB+	2,250,000	2,476,100
Chicago Board of Education IL GO†	6.75%	12/1/2030	BB+	5,000,000	5,484,901
Chicago Board of Education IL GO (AGM)	5.00%	12/1/2027	AA	2,860,000	3,011,475
City of Bellevue WA GO	4.00%	12/1/2030	AAA	5,590,000	5,620,232
City of Chicago IL GO	5.00%	1/1/2025	BBB+	7,555,000	7,586,522
City of Chicago IL GO	5.00%	1/1/2031	BBB+	2,210,000	2,235,347
City of Chicago IL GO	5.00%	1/1/2042	BBB+	34,540,000	36,651,966
City of Chicago IL GO	5.00%	1/1/2043	BBB+	43,745,000	46,254,673
City of Chicago IL GO	5.125%	1/1/2027	NR	1,130,000	1,135,048
City of Chicago IL GO	5.125%	1/1/2027	BBB+	1,970,000	1,976,091
City of Chicago IL GO	5.25%	1/1/2028	NR	1,630,000	1,637,783
City of Chicago IL GO	5.25%	1/1/2028	BBB+	2,215,000	2,222,256
City of Chicago IL GO	5.25%	1/1/2029	BBB+	2,025,000	2,031,186
City of Chicago IL GO	5.50%	1/1/2037	BBB+	1,945,000	1,950,489
City of Chicago IL GO	5.50%	1/1/2039	BBB+	6,000,000	6,630,119
City of Chicago IL GO	5.50%	1/1/2049	BBB+	3,750,000	3,915,914
City of Chicago IL GO	5.625%	1/1/2030	BBB+	1,835,000	1,919,712

26	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
City of Chicago IL GO	5.75%		1/1/2033	BBB+	$7,000,000	$7,316,070
City of Chicago IL GO	6.00%		1/1/2038	BBB+	15,890,000	16,614,017
City of Frisco TX GO	5.00%		2/15/2041	AAA	4,445,000	5,023,037
City of Houston TX GO	5.00%		3/1/2036	Aa3	1,800,000	2,062,955
City of Houston TX GO	5.00%		3/1/2038	Aa3	1,000,000	1,133,641
City of Houston TX GO	5.00%		3/1/2041	AA	3,750,000	4,201,097
City of Houston TX GO	5.25%		3/1/2039	Aa3	4,610,000	5,274,542
City of Houston TX GO	5.25%		3/1/2040	Aa3	5,800,000	6,587,353
City of Hutto TX GO (BAM)	5.00%		8/1/2040	AA	2,145,000	2,414,048
City of Hutto TX GO (BAM)	5.00%		8/1/2041	AA	3,500,000	3,908,806
City of Hutto TX GO (BAM)	5.00%		8/1/2042	AA	4,790,000	5,321,447
City of Lubbock TX GO	4.00%		2/15/2032	AA+	5,120,000	5,128,221
City of New Orleans LA GO	4.00%		10/1/2036	A+	2,290,000	2,369,303
City of New York NY GO	5.00%		6/1/2035	AA	7,685,000	7,777,231
City of New York NY GO	5.00%		10/1/2036	AA	1,250,000	1,425,781
City of New York NY GO	5.00%		4/1/2040	AA	2,000,000	2,280,230
City of New York NY GO	5.00%		9/1/2042	AA	8,055,000	9,119,964
City of New York NY GO	5.00%		9/1/2043	AA	5,000,000	5,636,659
Clark County School District NV GO	5.00%		6/15/2041	AA-	10,645,000	11,867,822
Commonwealth of Massachusetts GO	5.00%		3/1/2039	AA+	8,000,000	9,307,990
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	1,727,569	1,174,893
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	5,950,386	3,837,999
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	11,385,659	11,374,383
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	3,035,632	3,016,193
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	5,000,000	4,837,597
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	1,917,657	1,812,025
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	17,088,974	17,190,814
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	11,481,543	11,992,165
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	5,336,508	5,765,901
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	1,415,665	1,575,410
County of Howard MD GO	3.00%		8/15/2037	AAA	2,255,000	2,145,384
County of Luzerne PA GO (AGM)	5.00%		11/15/2024	AA	4,000,000	4,007,067
Delaware Valley Regional Finance Authority PA	3.55% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	5,000,000	4,953,767
Denton Independent School District TX GO (PSF-GTD)	5.00%		8/15/2038	AAA	2,750,000	3,161,251

See Notes to Financial Statements.	27

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Denton Independent School District TX GO (PSF-GTD)	5.00%		8/15/2039	AAA	$5,500,000	$6,275,523
Gregory-Portland Independent School District TX GO (PSF-GTD)	5.00%		2/15/2038	AAA	6,790,000	7,648,092
Houston Independent School District TX GO (PSF-GTD)	3.50%	#(b)	6/1/2039	AAA	10,000,000	10,014,116
Lamar Consolidated Independent School District TX GO	5.00%		2/15/2038	AA-	1,750,000	1,994,217
Louisiana Stadium & Exposition District	5.00%		7/1/2038	A2	7,345,000	8,279,420
Louisiana Stadium & Exposition District	5.00%		7/1/2039	A2	6,550,000	7,344,366
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A2	4,000,000	4,551,292
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	2,000,000	2,323,758
New Jersey Transportation Trust Fund Authority–State of New Jersey	5.00%		6/15/2037	A2	4,000,000	4,561,088
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		8/1/2038	AAA	5,000,000	5,213,752
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2039	AAA	11,820,000	12,274,537
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2037	AAA	8,265,000	9,478,906
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	4.00%		3/15/2037	Aa1	7,500,000	7,798,235
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	4.00%		3/15/2037	AA+	5,195,000	5,449,261
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	4.00%		2/15/2038	Aa1	8,305,000	8,583,742
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	4.00%		3/15/2038	AA+	5,000,000	5,194,520
New York State Dormitory Authority (BAM)	5.00%		10/1/2035	AA	5,000,000	5,587,120
Palm Beach County School District FL COPS	5.00%		8/1/2037	Aa3	1,000,000	1,155,835
Palm Beach County School District FL COPS	5.00%		8/1/2038	Aa3	2,375,000	2,727,419
Palm Beach County School District FL COPS	5.00%		8/1/2039	Aa3	2,250,000	2,569,764
Pennsylvania Economic Development Financing Authority–Commonwealth of Pennsylvania Department of Transportation AMT	5.25%		6/30/2035	Baa2	5,250,000	5,847,469

28	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Pennsylvania Economic Development Financing Authority–Commonwealth of Pennsylvania Department of Transportation AMT	5.25%	6/30/2036	Baa2	$8,550,000	$9,485,880
Pennsylvania Economic Development Financing Authority–Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2037	Baa2	5,575,000	6,303,409
Pennsylvania Economic Development Financing Authority–Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2038	Baa2	6,200,000	6,973,183
Pflugerville Independent School District TX GO	5.00%	2/15/2037	AA+	6,955,000	7,840,776
Pflugerville Independent School District TX GO	5.00%	2/15/2038	AA+	4,405,000	4,945,064
Pflugerville Independent School District TX GO	5.00%	2/15/2039	AA+	5,115,000	5,689,342
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2026	A1	500,000	520,176
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2027	A1	600,000	636,078
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2028	A1	500,000	538,758
State of California GO	3.00%	11/1/2034	Aa2	5,900,000	5,819,787
State of California GO	4.00%	8/1/2035	Aa2	20,000,000	20,350,764
State of California GO	4.00%	3/1/2036	Aa2	10,000,000	10,503,078
State of California GO	4.00%	9/1/2037	Aa2	4,500,000	4,850,213
State of California GO	5.00%	9/1/2035	Aa2	9,000,000	10,416,303
State of California GO	5.00%	9/1/2037	Aa2	14,540,000	17,088,497
State of California GO	5.00%	8/1/2039	Aa2	6,500,000	7,627,344
State of California GO	5.00%	10/1/2039	Aa2	4,000,000	4,611,131
State of California GO	5.25%	8/1/2044	Aa2	5,000,000	5,856,096
State of Connecticut GO	4.00%	4/15/2037	AA-	1,825,000	1,861,012
State of Connecticut GO	4.00%	6/15/2037	AA-	775,000	785,453
State of Connecticut GO	5.00%	6/15/2035	AA-	1,125,000	1,205,416
State of Illinois GO	4.00%	10/1/2034	A-	5,000,000	5,112,974
State of Illinois GO	4.00%	10/1/2035	A-	5,000,000	5,096,521
State of Illinois GO	5.00%	2/1/2028	A-	13,620,000	14,294,077
State of Illinois GO	5.00%	11/1/2029	A-	2,800,000	2,907,581

See Notes to Financial Statements.	29

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.00%	11/1/2032	A-	$9,200,000	$9,496,547
State of Illinois GO	5.00%	10/1/2033	A-	5,000,000	5,302,104
State of Illinois GO	5.00%	5/1/2038	A-	2,000,000	2,241,583
State of Illinois GO	5.00%	5/1/2039	A-	3,000,000	3,349,408
State of Illinois GO	5.00%	12/1/2039	A-	15,000,000	16,626,541
State of Illinois GO	5.00%	5/1/2040	A-	6,000,000	6,662,679
State of Illinois GO	5.00%	5/1/2041	A-	6,000,000	6,631,969
State of Illinois GO	5.00%	12/1/2042	A-	11,320,000	12,380,951
State of Illinois GO	5.25%	2/1/2034	A-	3,295,000	3,312,568
State of Illinois GO	5.25%	10/1/2036	A-	17,540,000	19,789,419
State of Illinois GO	5.25%	5/1/2038	A-	9,750,000	10,874,239
State of Illinois GO	5.25%	5/1/2042	A-	15,000,000	16,803,283
State of Illinois GO	5.25%	5/1/2043	A-	7,830,000	8,731,319
State of Illinois GO	5.50%	5/1/2039	A-	11,000,000	12,097,947
State of New Jersey GO	2.00%	6/1/2029	A1	5,000,000	4,658,486
State of Texas GO	4.00%	10/1/2032	AAA	14,570,000	14,593,054
State of Washington GO	5.00%	2/1/2038	Aaa	15,000,000	17,211,321
Town of Oyster Bay NY GO (AGM)	2.00%	3/1/2030	AA	2,125,000	1,933,330
Town of Oyster Bay NY GO (AGM)	2.00%	3/1/2031	AA	2,040,000	1,814,422
Village of Romeoville IL GO	4.00%	12/30/2036	Aa2	4,725,000	4,816,221
Village of Romeoville IL GO	4.00%	12/30/2037	Aa2	3,800,000	3,868,235
Village of Schaumburg IL GO	3.00%	12/1/2027	AAA	7,060,000	7,098,998
Village of Skokie IL GO	3.00%	12/1/2029	Aa2	1,080,000	1,088,493
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2039	AA	4,400,000	5,022,563
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2041	AA	7,000,000	7,912,645
Total					893,425,174

Health Care 14.82%
Allegheny County Hospital Development Authority–Allegheny Health Network Obligated Group PA	5.00%	4/1/2031	A	16,000,000	16,887,754
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB	7,000,000	7,043,687
Arizona Health Facilities Authority–HonorHealth Obligated Group AZ	5.00%	12/1/2032	A2	5,000,000	5,012,805

30	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Astoria Hospital Facilities Authority–Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2034	BBB	$12,250,000	$13,839,684
Berks County Municipal Authority–Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,774,000	3,681,267
Berks County Municipal Authority–Tower Health Obligated Group PA	5.00%	6/30/2039	NR	11,556,000	11,455,814
Berks County Municipal Authority–Tower Health Obligated Group PA	6.00%	6/30/2034	NR	820,439	892,083
Berks County Municipal Authority–Tower Health Obligated Group PA	6.00%	6/30/2034	NR	41,523	45,149
Berks County Municipal Authority–Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,637,186	1,675,742
Berks County Municipal Authority–Tower Health Obligated Group PA	8.00%	6/30/2034	NR	83,046	83,046
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%	12/1/2035	BB	3,000,000	3,006,880
Brevard County Health Facilities Authority–Health First Inc Obligated Group FL	5.00%	4/1/2038	A	7,000,000	7,864,210
Brevard County Health Facilities Authority–Health First Inc Obligated Group FL	5.00%	4/1/2039	A	5,500,000	6,148,731
Bucks County Industrial Development Authority–Grand View Hospital/Sellersville Obligated Group PA	5.00%	7/1/2030	BB-	2,075,000	2,165,207
Bucks County Industrial Development Authority–Grand View Hospital/Sellersville Obligated Group PA	5.00%	7/1/2031	BB-	1,150,000	1,202,107
Bucks County Industrial Development Authority–Grand View Hospital/Sellersville Obligated Group PA	5.00%	7/1/2032	BB-	1,000,000	1,042,127
California Health Facilities Financing Authority–Adventist Health System/West Obligated Group	5.25%	12/1/2040	BBB+	3,000,000	3,410,905

See Notes to Financial Statements.	31

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority–Adventist Health System/West Obligated Group	5.25%		12/1/2041	BBB+	$3,000,000	$3,390,538
California Health Facilities Financing Authority–Adventist Health System/West Obligated Group	5.25%		12/1/2042	BBB+	5,500,000	6,179,356
California Health Facilities Financing Authority–Adventist Health System/West Obligated Group CA	5.00%		12/1/2037	BBB+	5,000,000	5,606,570
California Health Facilities Financing Authority–Providence St Joseph Health Obligated Group	2.00%	#(b)	10/1/2036	A	8,190,000	8,036,533
California Municipal Finance Authority–Eisenhower Medical Center	5.00%		7/1/2029	Baa2	1,000,000	1,043,346
California Municipal Finance Authority–Eisenhower Medical Center	5.00%		7/1/2031	Baa2	1,900,000	1,973,980
California Municipal Finance Authority–Eisenhower Medical Center	5.00%		7/1/2033	Baa2	4,015,000	4,161,960
California Municipal Finance Authority–Palomar Health Obligated Group COPS†	5.00%		11/1/2027	BB+	5,000,000	5,109,369
California Statewide Communities Development Authority–John Muir Health Obligated Group	5.00%		12/1/2041	A+	3,760,000	4,304,813
California Statewide Communities Development Authority–John Muir Health Obligated Group	5.00%		12/1/2043	A+	4,510,000	5,110,393
California Statewide Communities Development Authority–John Muir Health Obligated Group	5.25%		12/1/2042	A+	3,510,000	4,095,006
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.00%		12/1/2033	BB	1,000,000	1,049,672
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB	5,000,000	5,011,434
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.25%		12/1/2038	BB	1,500,000	1,576,145
Chattanooga Health Educational & Housing Facility Board–Erlanger Health Obligated Group TN	5.25%		12/1/2041	A	1,000,000	1,135,793

32	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Chattanooga Health Educational & Housing Facility Board–Erlanger Health Obligated Group TN	5.25%		12/1/2042	A		$3,025,000	$3,417,545
Chattanooga Health Educational & Housing Facility Board–Erlanger Health Obligated Group TN	5.25%		12/1/2043	A		2,550,000	2,869,157
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,911,839
City of Atlantic Beach–Naval Continuing Care Retirement Foundation Obligated Group FL	5.00%		11/15/2028	BBB	(e)	1,655,000	1,657,103
City of Blaine–Crest View Obligated Group MN(c)	5.125%		7/1/2025	NR		770,000	423,500
City of Colby KS–Citizens Medical Center Inc	5.50%		7/1/2026	NR		11,100,000	11,193,272
City of Seneca–Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR		5,500,000	5,527,810
City of St. Cloud–CentraCare Health System Obligated Group MN(d)	5.00%		5/1/2041	A2		3,000,000	3,372,757
Colorado Health Facilities Authority–CommonSpirit Health Obligated Group	5.00%	#(b)	8/1/2049	A-		2,345,000	2,356,787
Colorado Health Facilities Authority–CommonSpirit Health Obligated Group	5.25%		11/1/2038	A-		2,095,000	2,376,761
Connecticut State Health & Educational Facilities Authority–Griffin Health Obligated Group†	5.00%		7/1/2034	BB+		225,000	228,360
Connecticut State Health & Educational Facilities Authority–Griffin Health Obligated Group†	5.00%		7/1/2039	BB+		1,000,000	1,001,419
County of Cuyahoga–MetroHealth System OH	5.00%		2/15/2037	BBB		5,000,000	5,141,182
County of Miami-Dade–Public Health Trust of Miami-Dade County FL	5.00%		6/1/2030	Aa2		11,910,000	12,059,853
County of Miami-Dade–Public Health Trust of Miami-Dade County FL	5.00%		6/1/2031	Aa2		5,000,000	5,057,528
County of Montgomery–Premier Health Partners Obligated Group OH	4.00%		11/15/2039	Baa1		6,000,000	5,857,073
County of Muskingum–Genesis Healthcare Obligated Group OH	5.00%		2/15/2033	BB+		12,355,000	12,357,522

See Notes to Financial Statements.	33

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
County of Washington–Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	$8,675,000	$8,815,396
County of Washington–Marietta Area Health Care Inc Obligated Group OH	6.375%	12/1/2037	NR	10,000,000	11,004,223
Crawford County Hospital Authority–Meadville Medical Center Obligated Group PA	6.00%	6/1/2036	NR	3,830,000	3,916,965
District of Columbia–Children’s National Medical Center Obligated Group	5.00%	7/15/2026	A1	1,700,000	1,748,859
District of Columbia–Children’s National Medical Center Obligated Group	5.00%	7/15/2034	A1	5,000,000	5,114,186
Doylestown Hospital Authority–Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	1,000,000	1,067,987
Doylestown Hospital Authority–Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR	2,000,000	2,193,275
Franklin County Industrial Development Authority–Menno-Haven Inc Obligated Group PA	5.00%	12/1/2031	NR	1,000,000	1,028,306
Franklin County Industrial Development Authority–Menno-Haven Inc Obligated Group PA	5.00%	12/1/2033	NR	1,000,000	1,025,235
Glendale Industrial Development Authority–Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR	1,500,000	1,434,183
Greater Texas Cultural Education Facilities Finance Corp.–Texas Biomedical Research Institute TX	5.00%	6/1/2039	Baa2	3,900,000	4,244,420
Greater Texas Cultural Education Facilities Finance Corp.–Texas Biomedical Research Institute TX	5.00%	6/1/2040	Baa2	4,040,000	4,370,449
Greater Texas Cultural Education Facilities Finance Corp.–Texas Biomedical Research Institute TX	5.00%	6/1/2042	Baa2	3,990,000	4,265,263
Greeneville Health & Educational Facilities Board–Ballad Health Obligated Group TN	5.00%	7/1/2035	A-	3,300,000	3,471,976
Greeneville Health & Educational Facilities Board–Ballad Health Obligated Group TN	5.00%	7/1/2036	A-	3,000,000	3,151,211
Greeneville Health & Educational Facilities Board–Ballad Health Obligated Group TN	5.00%	7/1/2037	A-	10,000,000	10,477,754

34	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Harris County Cultural Education Facilities Finance Corp.–Brazos Presbyterian Homes Obligated Group TX	6.375%		1/1/2033	BB+	(e)	$120,000	$120,261
Harris County Cultural Education Facilities Finance Corp.–Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2039	AA-		2,500,000	2,848,548
Harris County Cultural Education Facilities Finance Corp.–Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2040	AA-		1,500,000	1,696,069
Harris County Cultural Education Facilities Finance Corp.–Memorial Hermann Health System Obligated Group TX	5.00%	#(b)	6/1/2050	AA-		5,000,000	5,415,778
Health & Educational Facilities Authority of the State of Missouri–SSM Health Care Obligated Group WA	5.00%	#(b)	6/1/2039	A+		13,150,000	14,104,637
Hillsborough County Industrial Development Authority–BayCare Obligated Group FL	5.00%		11/15/2035	Aa2		4,000,000	4,646,164
Hillsborough County Industrial Development Authority–BayCare Obligated Group FL	5.00%		11/15/2036	Aa2		2,500,000	2,892,557
Hillsborough County Industrial Development Authority–BayCare Obligated Group FL	5.00%		11/15/2037	Aa2		2,500,000	2,885,078
Hillsborough County Industrial Development Authority–BayCare Obligated Group FL	5.00%		11/15/2042	Aa2		5,000,000	5,604,279
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple University Health Obligated Group PA	5.00%		7/1/2030	BBB		4,775,000	4,905,243
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple University Health Obligated Group PA	5.00%		7/1/2032	BBB		4,055,000	4,146,222
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple University Health Obligated Group PA	5.00%		7/1/2033	BBB		4,870,000	4,975,186
Housing & Redevelopment Authority of The City of St. Paul Minnesota–Fairview Health Services Obligated Group	5.00%		11/15/2024	NR		4,500,000	4,507,478

See Notes to Financial Statements.	35

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Illinois Finance Authority–Ascension Health Credit Group	4.00%	2/15/2033	AA+	$5,000,000	$5,099,446
Illinois Finance Authority–Plymouth Place Obligated Group	5.00%	5/15/2030	NR	1,690,000	1,708,282
Illinois Finance Authority–Rush Obligated Group	5.00%	11/15/2031	A+	6,025,000	6,087,576
Illinois Finance Authority–Rush Obligated Group	5.00%	11/15/2033	A+	2,500,000	2,524,916
Illinois Finance Authority–Rush Obligated Group	5.00%	11/15/2034	A+	3,000,000	3,029,551
Illinois Finance Authority–Silver Cross Hospital Obligated	5.00%	8/15/2035	A3	6,565,000	6,642,396
Industrial Development Authority of the County of Pima–La Posada at Park Centre Inc Obligated Group AZ†	5.125%	11/15/2029	NR	4,000,000	4,039,500
Kentucky Economic Development Finance Authority–Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR	1,185,000	1,136,375
Kentucky Economic Development Finance Authority–Owensboro Health Inc Obligated Group	5.00%	6/1/2029	Baa2	4,235,000	4,392,582
Kentucky Economic Development Finance Authority–Owensboro Health Inc Obligated Group	5.00%	6/1/2032	Baa2	6,000,000	6,189,907
Louisville/Jefferson County Metropolitan Government–Norton Healthcare Obligated Group KY	5.00%	10/1/2040	A	3,500,000	3,876,041
Maricopa County Industrial Development Authority–HonorHealth Obligated Group AZ	5.00%	9/1/2033	A2	500,000	534,711
Maricopa County Industrial Development Authority–HonorHealth Obligated Group AZ	5.00%	9/1/2034	A2	1,000,000	1,068,025
Maricopa County Industrial Development Authority–HonorHealth Obligated Group AZ	5.00%	9/1/2035	A2	1,000,000	1,065,662
Maricopa County Industrial Development Authority–HonorHealth Obligated Group AZ	5.00%	9/1/2036	A2	1,800,000	1,913,350
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,916,494

36	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	4.00%	7/1/2037	BBB-	$3,930,000	$3,763,985
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%	7/1/2038	BBB-	3,100,000	3,145,652
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-	2,750,000	2,780,800
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-	8,910,000	9,105,208
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board–Vanderbilt University Medical Center Obligated Group TN	5.00%	7/1/2031	A	1,300,000	1,339,499
Miami Beach Health Facilities Authority–Mount Sinai Medical Center of Florida Obligated Group FL	5.00%	11/15/2030	A3	2,500,000	2,502,944
Michigan Finance Authority–McLaren Health Care Corp Obligated Group	5.00%	5/15/2033	A1	4,030,000	4,069,351
Michigan Finance Authority–McLaren Health Care Corp Obligated Group	5.00%	5/15/2035	A1	4,945,000	4,991,691
Michigan Finance Authority–McLaren Health Care Obligated Group	5.00%	5/15/2032	A1	10,390,000	10,491,881
Michigan Finance Authority Provident Group–HFH Energy LLC	5.00%	2/28/2038	A3	2,060,000	2,322,101
Michigan Finance Authority Provident Group–HFH Energy LLC	5.25%	2/29/2040	A3	1,400,000	1,570,228
Michigan Finance Authority Provident Group–HFH Energy LLC	5.25%	2/28/2042	A3	1,860,000	2,061,725
Minnesota Agricultural & Economic Development Board–HealthPartners Obligated Group	5.00%	1/1/2040	A	3,600,000	4,064,684
Minnesota Agricultural & Economic Development Board–HealthPartners Obligated Group	5.00%	1/1/2041	A	4,000,000	4,497,610
Minnesota Agricultural & Economic Development Board–HealthPartners Obligated Group	5.00%	1/1/2042	A	4,985,000	5,573,710
Monroe County Hospital Authority–Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	10,000,000	10,192,111
Montgomery County Higher Education & Health Authority–Thomas Jefferson University Obligated Group PA	4.00%	9/1/2036	A	1,350,000	1,365,001

See Notes to Financial Statements.	37

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Montgomery County Higher Education & Health Authority–Thomas Jefferson University Obligated Group PA	4.00%	9/1/2038	A	$2,250,000	$2,263,653
Montgomery County Industrial Development Authority–Albert Einstein Healthcare Network Obligated Group PA	5.25%	1/15/2026	NR	2,000,000	2,010,187
Montgomery County Industrial Development Authority–Albert Einstein Healthcare Network Obligated Group PA	5.25%	1/15/2028	NR	3,000,000	3,015,281
Montgomery County Industrial Development Authority–Whitemarsh Continuing Care Retirement Community Obligated PA	5.00%	1/1/2030	NR	2,000,000	2,001,543
Moon Industrial Development Authority–Baptist Homes Society Obligated Group PA	5.125%	7/1/2025	NR	1,015,000	991,823
New Hampshire Business Finance Authority–NFA UH SPV LLC†	5.625%	12/15/2033	NR	5,500,000	5,676,698
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Obligated Group	5.00%	7/1/2041	AA-	12,000,000	13,517,922
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Obligated Group	5.00%	7/1/2042	AA-	5,000,000	5,607,483
New Jersey Health Care Facilities Financing Authority–St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	3,185,000	3,241,181
New Jersey Health Care Facilities Financing Authority–University Hospital (AGM)	5.00%	7/1/2028	AA	2,000,000	2,031,753
New York State Dormitory Authority–Catholic Health System Obligated Group	4.00%	7/1/2037	B-	1,100,000	990,392
New York State Dormitory Authority–Catholic Health System Obligated Group	4.00%	7/1/2039	B-	1,000,000	882,114
New York State Dormitory Authority–Catholic Health System Obligated Group	4.00%	7/1/2040	B-	850,000	749,554
New York State Dormitory Authority–Catholic Health System Obligated Group	5.00%	7/1/2036	B-	1,945,000	1,934,606

38	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority–Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	Ba2	$1,500,000	$1,509,791
New York State Dormitory Authority–Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	Ba2	2,700,000	2,712,654
New York State Dormitory Authority–Garnet Health Medical Center Obligated Group†	5.00%	12/1/2030	Ba2	1,100,000	1,102,646
New York State Dormitory Authority–Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	Ba2	1,600,000	1,601,639
New York State Dormitory Authority–Northwell Health Obligated Group	5.00%	5/1/2032	A-	9,230,000	9,322,023
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.00%	8/15/2033	BB	3,920,000	4,087,458
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.00%	8/15/2038	BB	10,050,000	10,380,565
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.25%	8/15/2043	BB	6,710,000	6,939,407
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.50%	8/15/2037	NR	2,770,000	2,959,066
Oneida County Local Development Corp.–Mohawk Valley Health System Obligated Group NY (AGM)	4.00%	12/1/2035	AA	1,000,000	1,008,857
Oneida County Local Development Corp.–Mohawk Valley Health System Obligated Group NY (AGM)	4.00%	12/1/2036	AA	1,250,000	1,257,188
Orange County Health Facilities Authority–Orlando Health Obligated Group FL	5.00%	10/1/2037	A+	2,495,000	2,833,638
Orange County Health Facilities Authority–Orlando Health Obligated Group FL	5.00%	10/1/2038	A+	1,530,000	1,727,300
Orange County Health Facilities Authority–Orlando Health Obligated Group FL	5.00%	10/1/2039	A+	1,500,000	1,681,234
Orange County Health Facilities Authority–Orlando Health Obligated Group FL	5.00%	10/1/2039	A+	7,565,000	7,783,168
Palomar Health Obligated Group CA	5.00%	11/1/2036	BB+	5,280,000	5,307,536

See Notes to Financial Statements.	39

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Pennsylvania Economic Development Financing Authority–UPMC Obligated Group	4.00%		2/15/2040	A		$2,820,000	$2,840,487
Public Finance Authority–Proton International Alabama LLC WI†(c)	6.85%		10/1/2047	NR		1,410,000	141,000
Public Finance Authority–RBS Evolution LLC WI†	10.00%		11/1/2038	NR		3,500,000	3,987,976
Rhode Island Health & Educational Building Corp.–Care New England Health System Obligated Group	5.00%		9/1/2031	B+		5,000,000	5,053,279
Shelby County Health Educational & Housing Facilities Board–Baptist Memorial Health Care Obligated Group TN	5.00%	#(b)	9/1/2049	BBB+		8,750,000	9,453,412
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		5,700,000	5,732,256
South Carolina Jobs-Economic Development Authority–Novant Health Obligated Group	5.25%		11/1/2040	A+		6,500,000	7,492,326
South Carolina Jobs-Economic Development Authority–Novant Health Obligated Group	5.25%		11/1/2041	A+		7,500,000	8,600,179
Southeastern Ohio Port Authority–Marietta Area Healthcare Inc Obligated Group	5.00%		12/1/2035	B+	(e)	3,850,000	3,756,911
Southeastern Ohio Port Authority–Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B+	(e)	2,085,000	2,086,836
Tarrant County Cultural Education Facilities Finance Corp.–Baylor Scott & White Health Obligated Group TX	5.00%	#(b)	11/15/2052	AA-		4,000,000	4,432,165
Tulsa County Industrial Authority–Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(e)	1,250,000	1,280,616
University of Kansas Hospital Authority–University of Kansas Health System Obligated Group KS	5.00%		9/1/2034	AA-		5,000,000	5,086,444
Washington Health Care Facilities Authority–Multicare Health System Obligated Group	5.00%		8/15/2030	A		5,000,000	5,060,614
Washington Health Care Facilities Authority–Multicare Health System Obligated Group	5.00%		8/15/2031	A		5,000,000	5,059,033

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Washington Health Care Facilities Authority–Providence St Joseph Health Obligated Group	4.00%	#(b)	10/1/2042	A	$28,220,000	$29,041,806
West Virginia Hospital Finance Authority–West Virginia United Health System Obligated Group	4.00%		6/1/2030	A	5,500,000	5,565,982
Westchester County Local Development Corp.–New York Blood Center Inc NY	5.00%		7/1/2035	Baa1	3,000,000	3,371,777
Westchester County Local Development Corp.–New York Blood Center Inc NY	5.00%		7/1/2038	Baa1	3,075,000	3,409,490
Winchester Economic Development Authority–Valley Health Obligated Group VA	5.00%		1/1/2041	A+	4,150,000	4,655,775
Winchester Economic Development Authority–Valley Health Obligated Group VA	5.00%		1/1/2042	A+	2,500,000	2,793,146
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	BBB	6,170,000	6,632,886
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group	5.00%		2/15/2032	BBB	12,500,000	13,806,154
Yuma Industrial Development Authority–Yuma Regional Medical Center Obligated Group AZ(d)	5.00%		8/1/2041	A	1,500,000	1,671,110
Yuma Industrial Development Authority–Yuma Regional Medical Center Obligated Group AZ (AGC)(d)	5.25%		8/1/2042	AA	2,125,000	2,426,345
Yuma Industrial Development Authority–Yuma Regional Medical Center Obligated Group AZ (AGC)(d)	5.25%		8/1/2043	AA	2,250,000	2,558,108
Yuma Industrial Development Authority–Yuma Regional Medical Center Obligated Group AZ (AGC)(d)	5.25%		8/1/2044	AA	3,000,000	3,395,454
Total						734,711,684

Housing 2.41%
California Housing Finance Agency	3.25%		8/20/2036	BBB	7,167,861	6,857,092
California Housing Finance Agency	3.50%		11/20/2035	BBB+	5,538,665	5,422,875
California Municipal Finance Authority–Park Western Housing LP (FNMA)	2.65%		8/1/2036	Aaa	4,232,495	3,740,339

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Housing (continued)
Colorado Housing & Finance Authority (GNMA)	6.00%	5/1/2053	AA		$5,000,000	$5,550,619
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR		5,000,000	3,658,237
Indiana Finance Authority–CHF-Tippecanoe LLC	5.00%	6/1/2038	BBB-		1,550,000	1,669,992
Indiana Finance Authority–CHF-Tippecanoe LLC	5.00%	6/1/2043	BBB-		2,525,000	2,672,031
Industrial Development Authority of the City of Phoenix Arizona–Downtown Phoenix Student Housing LLC AZ	5.00%	7/1/2032	Baa3		1,080,000	1,127,378
Maryland Community Development Administration	3.00%	9/1/2039	Aa1		10,000,000	8,809,481
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2054	AA+		3,785,000	4,193,057
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2055	AA+		10,000,000	11,440,027
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%	1/1/2055	AA+		3,550,000	4,097,840
Missouri Housing Development Commission (FHLMC), (FNMA), (GNMA)	3.25%	11/1/2052	AA+		2,485,000	2,471,455
New Jersey Housing & Mortgage Finance Agency	6.00%	10/1/2055	AA		3,560,000	3,947,506
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2055	AA+		5,490,000	6,079,038
North Dakota Housing Finance Agency	4.00%	1/1/2051	Aa1		7,145,000	7,226,644
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.00%	3/1/2049	Aaa		3,500,000	4,275,028
Pennsylvania Housing Finance Agency	3.50%	4/1/2051	AA+		1,740,000	1,735,976
Pennsylvania Housing Finance Agency	4.00%	10/1/2049	AA+		1,685,000	1,686,161
Texas Department of Housing & Community Affairs (GNMA)	5.75%	3/1/2054	Aaa		7,295,000	8,059,722
Virginia Beach Development Authority–Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%	9/1/2029	BB+	(e)	5,000,000	5,211,849
Washington State Housing Finance Commission	3.50%	12/20/2035	BBB+		4,750,098	4,541,774
Washington State Housing Finance Commission–Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-		4,950,000	5,508,513

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
Washington State Housing Finance Commission–Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-	$8,805,000	$9,665,540
Total					119,648,174

Lease Obligations 1.74%
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA	3,000,000	3,016,563
Indiana Finance Authority–Marion County Capital Improvement Board	5.25%	2/1/2029	AA+	2,500,000	2,547,094
Michigan State Building Authority	5.00%	4/15/2034	Aa2	6,525,000	6,645,203
New Jersey Economic Development Authority–New Jersey Economic Development Authority†	5.25%	9/1/2027	A-	24,555,000	26,401,131
New Jersey Economic Development Authority–State Capitol Joint Management Commission	5.00%	6/15/2033	A2	7,215,000	7,763,876
New Jersey Economic Development Authority–State Capitol Joint Management Commission	5.00%	6/15/2034	A2	13,645,000	14,640,551
New Jersey Economic Development Authority–State of New Jersey Department of the Treasury	5.00%	6/15/2025	A2	5,085,000	5,158,982
New Jersey Economic Development Authority–State of New Jersey Department of the Treasury	5.00%	6/15/2036	A2	1,320,000	1,383,224
New Jersey Transportation Trust Fund Authority	3.25%	6/15/2039	A2	2,000,000	1,873,605
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2035	A2	3,750,000	3,906,362
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2036	A2	2,770,000	2,860,863
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	3,000,000	3,097,650
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	2,400,000	2,475,540
Redevelopment Authority of the City of Philadelphia PA	5.00%	4/15/2028	A1	4,380,000	4,427,836
Total					86,198,480

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Multi-Family Housing 0.59%
Illinois Housing Development Authority–South Shore IL Preservation LP (FHA), (HUD)	4.00%	#(b)	6/1/2026	Aaa	$2,700,000	$2,710,145
King County Housing Authority WA	3.50%		5/1/2038	AAA	10,000,000	9,727,637
Michigan State Housing Development Authority	3.80%		10/1/2038	AA+	10,000,000	10,005,217
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	7,235,701	6,939,742
Total						29,382,741

Other Revenue 3.27%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2049	A1	12,675,000	12,749,270
Brooklyn Arena Local Development Corp.–Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	7,600,000	7,757,528
Cleveland-Cuyahoga County Port Authority–Playhouse Square Foundation OH	5.00%		12/1/2033	BB+	2,000,000	2,078,287
Cleveland-Cuyahoga County Port Authority–Playhouse Square Foundation OH	5.25%		12/1/2038	BB+	1,650,000	1,708,478
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2051	NR	17,004,637	11,138,037
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2034	AA	2,000,000	2,219,830
Illinois Finance Authority–Field Museum Natural of History	4.588% (SOFR * .67 + 1.20%	)#	11/1/2034	A	10,190,000	10,179,673
Industrial Development Authority of the County of Pima–Edkey Inc Obligated Group†	5.00%		7/1/2035	NR	5,000,000	5,100,263
Lower Alabama Gas District	4.00%	#(b)	12/1/2050	A2	30,995,000	31,177,226
Maricopa County Industrial Development Authority–Legacy Traditional School Obligated Group AZ†	5.00%		7/1/2039	BBB-	2,055,000	2,114,805
Maricopa County Industrial Development Authority–Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,533,667
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	700,000	454,125
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	2,835,000	3,042,837
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2036	AA+	5,750,000	6,719,792
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2037	AA+	5,000,000	5,811,963

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2038	AA+	$6,400,000	$7,381,266
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2041	AA+	9,000,000	10,196,585
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2039	AA+	13,050,000	15,304,564
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2040	AA+	11,000,000	12,807,304
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2042	AA+	10,000,000	11,485,326
Total						161,960,826

Power 0.39%
Energy Northwest–Bonneville Power Administration WA	5.00%		7/1/2038	Aa1	14,000,000	16,113,887
York County Economic Development Authority–Virginia Electric and Power Co	3.65%	#(b)	5/1/2033	A2	3,000,000	3,072,511
Total						19,186,398

Pre-Refunded 0.00%
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	4.00%		2/15/2034	NR	15,000	15,553

Single-Family Housing 0.20%
Pennsylvania Housing Finance Agency	5.50%		10/1/2053	AA+	9,145,000	9,807,674

Special Tax 1.80%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	1,250,000	1,277,036
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%		5/1/2042	NR	5,500,000	5,571,491
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	1,795,000	1,913,909
County of Orange CA Community Facilities District No 2015-1	5.00%		8/15/2033	NR	1,370,000	1,387,896
County of Orange CA Community Facilities District No 2015-1	5.00%		8/15/2035	NR	975,000	986,914

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
Emeryville Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2025	AA	$2,650,000	$2,654,169
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,955,000	3,664,910
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,604,016
Lakewood Ranch Stewardship District FL	6.125%	5/1/2043	NR	2,240,000	2,414,826
Miami World Center Community Development District FL	4.75%	11/1/2027	NR	575,000	586,574
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,227,863
New York City Industrial Development Agency–Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2034	AA	1,000,000	966,602
New York City Industrial Development Agency–Yankee Stadium LLC NY (AGM)	3.00%	3/1/2036	AA	5,500,000	5,298,844
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	450,000	457,659
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	882,702
River Islands Public Financing Authority CA Special Tax (AGM)	5.00%	9/1/2042	AA	4,000,000	4,413,913
State of Connecticut Special Tax Revenue	4.00%	9/1/2034	AA	7,525,000	7,589,713
State of Connecticut Special Tax Revenue	5.00%	10/1/2030	AA	9,000,000	9,826,869
State of Connecticut Special Tax Revenue	5.00%	7/1/2036	AA	5,000,000	5,868,053
State of Connecticut Special Tax Revenue	5.00%	7/1/2037	AA	6,000,000	7,011,973
State of Connecticut Special Tax Revenue	5.00%	7/1/2038	AA	5,000,000	5,814,331
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	1,535,000	1,537,802
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	1,650,000	1,666,137
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,800,000	1,818,463
Village Community Development District No. 13 FL	1.80%	5/1/2026	NR	345,000	336,989
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	1,835,000	1,628,728
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	475,000	463,811
Village Community Development District No. 13 FL†	3.00%	5/1/2035	NR	3,345,000	3,075,942

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
Village Community Development District No. 13 FL†	3.25%	5/1/2040	NR	$4,180,000	$3,736,268
Village Community Development District No. 13 FL	3.375%	5/1/2034	NR	2,450,000	2,374,696
Total					89,059,099

Tax Revenue 3.94%
Chicago Board of Education IL GO	5.00%	12/1/2032	BB+	5,675,000	6,020,094
City of Miami FL	5.00%	1/1/2041	AA	7,590,000	8,591,725
City of Sparks NV†	2.75%	6/15/2028	Baa2	1,375,000	1,345,975
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,829,746
County of Cook Sales Tax Revenue IL	5.25%	11/15/2036	AA-	10,000,000	10,575,182
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2041	A2	9,000,000	10,084,398
New York City Transitional Finance Authority Building Aid Revenue NY (ST AID WITHHLDG)	5.25%	7/15/2036	AA	11,700,000	12,627,050
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%	11/1/2037	AAA	2,500,000	2,378,962
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	8/1/2033	AAA	6,000,000	6,092,324
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2034	AAA	10,000,000	10,240,634
New York City Transitional Finance Authority Future Tax Secured Revenue NY(d)	5.00%	5/1/2040	AAA	20,000,000	22,873,336
New York City Transitional Finance Authority Future Tax Secured Revenue NY(d)	5.00%	5/1/2041	AAA	13,590,000	15,445,386
New York City Transitional Finance Authority NY	5.00%	11/1/2038	AAA	5,000,000	5,778,952
New York City Transitional Finance Authority NY	5.00%	5/1/2039	AAA	5,000,000	5,702,624
New York City Transitional Finance Authority NY	5.50%	5/1/2044	AAA	8,500,000	9,873,359
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	5.00%	3/15/2034	AA+	10,000,000	10,174,579
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	5.00%	3/15/2041	Aa1	14,900,000	16,917,211

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	5.00%		3/15/2042	Aa1	$10,250,000	$11,578,367
New York State Urban Development Corp.–State of New York Personal Income Tax Revenue	5.00%		3/15/2035	Aa1	5,000,000	5,780,360
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	1,616,000	1,354,688
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	1,774,000	1,370,899
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	8,259,062
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	81,000	80,331
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	269,517
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,967,000	1,973,055
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	1,092,000	1,094,914
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	4,974,000	5,025,504
Total						195,338,234

Taxable Revenue–Water & Sewer 0.53%
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	1,500,000	1,684,462
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	1,000,000	1,122,295
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2038	AA	1,500,000	1,671,046
County of Jefferson Sewer Revenue AL	5.00%		10/1/2039	BBB+	2,500,000	2,776,316
New Jersey Economic Development Authority–New Jersey-American Water Co Inc AMT	3.75%	#(b)	11/1/2034	A+	5,500,000	5,564,071
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	AA	4,750,000	5,491,123
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,759,437
Total						26,068,750

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Tobacco 0.71%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		$9,155,000	$8,628,087
Iowa Tobacco Settlement Authority	4.00%	6/1/2049	BBB+		830,000	837,224
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		35,000,000	2,400,324
Northern Tobacco Securitization Corp. AK	4.00%	6/1/2050	BBB-		980,000	996,030
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-		8,965,000	9,046,833
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		5,100,000	5,299,252
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2027	A		2,500,000	2,527,522
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2028	BBB		2,000,000	2,022,210
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		3,690,000	3,592,144
Total						35,349,626

Transportation 17.76%
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2036	AA		1,000,000	1,126,340
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2037	AA		350,000	395,193
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2038	AA		350,000	393,943
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2039	AA		1,000,000	1,115,734
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2040	AA		1,105,000	1,226,410
Allegheny County Airport Authority PA (AGM) AMT	5.50%	1/1/2041	AA		750,000	844,627
Allegheny County Airport Authority PA (AGM) AMT	5.50%	1/1/2042	AA		680,000	762,879
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.125%	7/1/2041	AA		3,000,000	3,015,466
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.25%	7/1/2043	AA		5,390,000	5,466,724
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2040	A		2,250,000	2,548,497
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2042	A		3,000,000	3,365,367
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2031	BB+	(e)	3,250,000	3,402,132

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2036	BB+	(e)	$3,215,000	$3,338,327
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2037	BB+	(e)	7,000,000	7,256,969
Central Florida Expressway Authority	4.00%	7/1/2037	AA-		7,380,000	7,450,623
Central Texas Regional Mobility Authority	5.00%	1/1/2025	A		7,500,000	7,514,239
Central Texas Turnpike System	5.00%	8/15/2028	A-		3,705,000	3,710,296
Central Texas Turnpike System	5.00%	8/15/2033	A-		7,650,000	7,660,935
Central Texas Turnpike System	5.00%	8/15/2039	A-		4,575,000	5,158,040
Central Texas Turnpike System	5.00%	8/15/2040	A-		5,500,000	6,162,901
Chicago Midway International Airport IL	4.00%	1/1/2034	A		2,175,000	2,181,605
Chicago Midway International Airport IL AMT	5.00%	1/1/2031	A		2,000,000	2,032,447
Chicago Midway International Airport IL AMT	5.00%	1/1/2037	A		5,225,000	5,714,863
Chicago Midway International Airport IL AMT	5.00%	1/1/2038	A		4,000,000	4,359,786
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+		6,820,000	6,937,700
Chicago O’Hare International Airport IL	5.00%	1/1/2039	A+		16,750,000	17,268,302
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2036	AA		2,000,000	2,294,313
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2037	AA		1,330,000	1,513,866
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2038	AA		2,745,000	3,103,836
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2039	AA		2,385,000	2,717,588
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,955,000	2,205,714
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,645,000	1,848,823
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,820,000	2,037,977
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2040	A+		4,000,000	4,418,307
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2041	A+		2,150,000	2,371,726

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2042	A+		$2,450,000	$2,691,330
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2043	A+		2,625,000	2,876,242
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2044	A+		2,625,000	2,977,675
City & County of Denver Airport System Revenue CA AMT	5.00%	12/1/2028	A+		16,500,000	17,685,664
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	AA-		8,365,000	9,783,070
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-		3,500,000	4,144,645
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2035	AA-		3,250,000	3,834,540
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2037	AA-		2,000,000	2,342,563
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2037	AA-		4,150,000	4,161,057
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2036	Aa3		7,600,000	8,415,627
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2037	Aa3		3,750,000	4,138,843
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2038	Aa3		2,750,000	3,020,909
City of Atlanta Airport Passenger Facility Charge GA AMT	5.25%	7/1/2041	Aa3		6,000,000	6,684,763
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%	7/15/2027	BB-	(e)	1,000,000	1,025,050
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2035	AA		8,005,000	8,907,135
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2036	AA		2,850,000	3,155,860
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2037	AA		2,000,000	2,207,383
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2038	AA		2,000,000	2,197,025
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2039	AA		5,200,000	5,832,901
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2040	AA		5,000,000	5,577,646

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
City of Houston Airport System Revenue TX (AGM) AMT	5.25%		7/1/2041	AA	$5,000,000	$5,550,908
City of Philadelphia Airport Revenue PA AMT	5.00%		7/1/2032	A2	3,660,000	3,981,855
City of Phoenix Civic Improvement Corp. AZ	5.00%		7/1/2036	Aa3	5,000,000	5,256,310
City of Salt Lake City Airport Revenue UT AMT	5.00%		7/1/2034	A+	10,000,000	10,506,416
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2036	A+	1,500,000	1,688,956
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2037	A+	2,325,000	2,609,361
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2039	A+	3,000,000	3,329,488
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2041	A+	4,425,000	4,860,619
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2042	A+	3,500,000	3,834,560
County of Lee Airport Revenue FL AMT(d)	5.00%		10/1/2036	A2	8,015,000	8,843,161
County of Lee Airport Revenue FL AMT(d)	5.25%		10/1/2040	A2	6,500,000	7,269,639
County of Lee Airport Revenue FL AMT(d)	5.25%		10/1/2041	A2	6,750,000	7,515,019
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2027	A+	5,145,000	5,150,814
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2028	A+	3,500,000	3,503,955
Dallas Fort Worth International Airport TX	5.00%		11/1/2038	AA-	3,000,000	3,371,071
Dallas Fort Worth International Airport TX	5.00%		11/1/2039	AA-	2,750,000	3,120,206
E-470 Public Highway Authority CO	5.00%		9/1/2040	A+	2,850,000	3,263,131
Florida Development Finance Corp.–AAF Operations Holdings LLC AMT†	12.00%	#(b)	7/15/2032	NR	5,500,000	5,867,011
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2036	A	5,000,000	5,244,432
Kenton County Airport Board AMT	5.00%		1/1/2035	A1	3,500,000	3,892,010
Kenton County Airport Board AMT	5.00%		1/1/2036	A1	6,625,000	7,335,302
Kenton County Airport Board AMT	5.25%		1/1/2039	A1	1,795,000	2,013,511
Kenton County Airport Board AMT	5.25%		1/1/2041	A1	2,725,000	3,023,893
Kenton County Airport Board AMT	5.25%		1/1/2043	A1	4,355,000	4,793,046
Maryland Economic Development Corp.–City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	5,000,000	4,769,465

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp.–CONSOL Marine Terminals LLC	5.75%	9/1/2025	BB	$3,000,000	$3,023,949
Metropolitan Nashville Airport Authority TN AMT	5.25%	7/1/2034	A1	1,250,000	1,408,652
Metropolitan Nashville Airport Authority TN AMT	5.25%	7/1/2035	A1	2,595,000	2,915,140
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2036	A1	1,000,000	1,152,190
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2037	A1	1,250,000	1,436,007
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2038	A1	1,500,000	1,715,956
Metropolitan Transportation Authority NY	5.00%	11/15/2033	A-	4,025,000	4,261,664
Metropolitan Transportation Authority NY	5.00%	11/15/2035	A-	5,000,000	5,094,502
Metropolitan Transportation Authority NY	5.00%	11/15/2035	A-	4,130,000	4,208,059
Metropolitan Transportation Authority NY	5.00%	11/15/2035	A-	2,160,000	2,179,333
Metropolitan Transportation Authority NY	5.25%	11/15/2030	A-	6,540,000	6,698,220
Metropolitan Washington Airports Authority Aviation Revenue DC	5.00%	10/1/2040	AA-	1,675,000	1,821,401
Metropolitan Washington Airports Authority Aviation Revenue DC	5.25%	10/1/2041	AA-	2,000,000	2,233,881
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2036	AA-	2,175,000	2,388,360
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2037	AA-	2,335,000	2,557,733
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2038	AA-	1,860,000	2,027,280
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%	10/1/2039	AA-	4,305,000	4,806,282
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	A-	5,010,000	5,015,888
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2039	A2	6,000,000	6,143,842
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	6,275,000	6,500,107
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	10,000,000	11,385,909
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	2,500,000	2,866,359
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A2	2,250,000	2,566,096

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2		$4,250,000	$4,802,988
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2		4,000,000	4,578,478
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2		1,000,000	1,125,728
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2		2,000,000	2,264,744
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2039	A2		3,000,000	3,379,362
New Jersey Turnpike Authority	5.00%	1/1/2031	AA-		5,000,000	5,018,280
New York City Transitional Development Corp.–JFK NTO LLC NY AMT	5.50%	6/30/2038	Baa3		1,000,000	1,112,062
New York City Transitional Development Corp.–JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3		17,000,000	18,588,800
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa3		29,000,000	31,539,095
New York Transportation Development Corp.–Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa3		30,000,000	33,949,758
New York Transportation Development Corp.–Empire State Thruway Partners LLC AMT	4.00%	10/31/2034	BBB-	(e)	750,000	745,777
New York Transportation Development Corp.–Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(e)	3,000,000	2,839,642
New York Transportation Development Corp.–JFK International Air Terminal LLC	5.00%	12/1/2034	Baa1		2,000,000	2,180,916
New York Transportation Development Corp.–JFK NTO LLC	5.25%	6/30/2038	Baa3		1,000,000	1,110,719
New York Transportation Development Corp.–JFK NTO LLC	5.25%	6/30/2040	Baa3		1,500,000	1,640,385
New York Transportation Development Corp.–JFK NTO LLC	5.25%	6/30/2043	Baa3		8,000,000	8,657,190
New York Transportation Development Corp.–JFK NTO LLC	5.25%	6/30/2044	Baa3		11,000,000	11,866,230
New York Transportation Development Corp.–JFK NTO LLC (AGM)	5.25%	6/30/2039	AA		1,400,000	1,564,783
New York Transportation Development Corp.–JFK NTO LLC AMT	5.25%	6/30/2041	Baa3		1,000,000	1,090,679
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%	7/1/2032	Baa2		3,000,000	3,000,180

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	$6,480,000	$6,480,263
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2	2,250,000	2,253,212
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2027	A3	3,185,000	3,187,242
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2030	A3	365,000	386,612
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2031	A3	300,000	316,628
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2032	A3	775,000	816,026
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2034	A3	865,000	908,120
Norman Y Mineta San Jose International Airport SJC CA	5.00%		3/1/2028	A	1,655,000	1,656,968
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%		3/1/2035	A	1,500,000	1,543,384
North Carolina Turnpike Authority	5.00%		1/1/2032	BBB	1,000,000	1,038,733
North Carolina Turnpike Authority (AGM)	4.00%		1/1/2037	AA	6,895,000	6,973,102
North Texas Tollway Authority	4.125%		1/1/2040	AA-	5,000,000	5,163,883
North Texas Tollway Authority	5.00%		1/1/2025	AA-	5,000,000	5,006,518
Pennsylvania Turnpike Commission Registration Fee Revenue	4.00% (MUNIPSA * 1 + .85%	)#	7/15/2041	AA-	25,000,000	25,009,630
Port Authority of New York & New Jersey	5.00%		11/15/2036	AA-	2,000,000	2,115,631
Port Authority of New York & New Jersey	5.00%		12/1/2036	AA-	2,750,000	3,220,232
Port Authority of New York & New Jersey	5.00%		12/1/2037	AA-	2,250,000	2,624,168
Port Authority of New York & New Jersey	5.00%		12/1/2038	AA-	2,500,000	2,901,594
Port Authority of New York & New Jersey	5.00%		12/1/2039	AA-	3,250,000	3,754,951
Port Authority of New York & New Jersey AMT	4.00%		11/1/2034	AA-	8,705,000	8,966,188
Port Authority of New York & New Jersey AMT	5.00%		1/15/2036	AA-	2,000,000	2,214,493
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	4,000,000	4,439,540
Port Authority of New York & New Jersey AMT	5.00%		12/1/2036	AA-	1,750,000	1,946,236
Port Authority of New York & New Jersey AMT	5.00%		1/15/2037	AA-	2,000,000	2,206,593

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	AA-	$3,250,000	$3,598,216
Port Authority of New York & New Jersey AMT	5.00%	12/1/2037	AA-	2,250,000	2,496,073
Port Authority of New York & New Jersey AMT	5.00%	1/15/2038	AA-	1,000,000	1,102,674
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	4,500,000	4,972,380
Port Authority of New York & New Jersey AMT	5.00%	12/1/2038	AA-	2,000,000	2,212,993
Port Authority of New York & New Jersey AMT	5.00%	1/15/2039	AA-	1,500,000	1,639,789
Port Authority of New York & New Jersey AMT	5.00%	7/15/2039	AA-	5,250,000	5,764,319
Port of Portland Airport Revenue–Port of Portland OR Airport Revenue OR AMT	5.25%	7/1/2040	AA-	10,605,000	11,993,297
Port of Portland Airport Revenue–Port of Portland OR Airport Revenue OR AMT	5.25%	7/1/2041	AA-	10,000,000	11,249,899
Port of Portland Airport Revenue–Port of Portland OR Airport Revenue OR AMT	5.25%	7/1/2042	AA-	12,500,000	14,000,672
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	4,000,000	4,386,448
Port of Portland Airport Revenue OR AMT	5.25%	7/1/2039	AA-	3,500,000	3,939,972
Port of Seattle WA	4.00%	6/1/2038	AA-	2,700,000	2,793,686
Port of Seattle WA AMT	5.25%	7/1/2040	AA-	5,675,000	6,343,782
Port of Seattle WA AMT	5.25%	7/1/2041	AA-	4,500,000	5,004,042
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2037	A+	4,065,000	4,299,725
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2041	A1	23,100,000	25,986,380
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2037	A1	10,000,000	11,632,002
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2038	A1	14,815,000	17,161,511
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2026	AA	1,250,000	1,288,087
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2027	AA	2,000,000	2,082,748

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
State of Alabama Docks Department (AGM) AMT	5.00%		10/1/2029	AA	$3,500,000	$3,634,142
State of Alaska International Airports System	5.00%		10/1/2034	Aa3	5,000,000	5,080,772
State of Connecticut Special Tax Revenue	4.00%		5/1/2039	AA	10,000,000	10,311,842
State of Hawaii Airports System Revenue AMT	5.00%		7/1/2031	AA-	1,275,000	1,345,250
State of Hawaii Airports System Revenue AMT	5.00%		7/1/2033	AA-	3,300,000	3,471,398
State of Hawaii Airports System Revenue AMT	5.00%		7/1/2034	AA-	2,000,000	2,101,283
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	2,500,000	2,717,696
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners Segments 3 LLC AMT	5.50%		6/30/2040	Baa1	2,000,000	2,173,757
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2033	AA-	6,175,000	6,187,544
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	5,100,000	5,502,723
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	11,165,000	11,954,594
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		1/1/2036	BBB	2,500,000	2,682,733
Wayne County Airport Authority–Detroit Metropolitan Wayne County Airport MI	5.00%		12/1/2035	A1	3,565,000	3,626,726
Total						880,508,270

Utilities 17.51%
Amelia County Industrial Development Authority–Waste Management Inc VA AMT	1.45%		4/1/2027	A-	2,500,000	2,313,227
American Municipal Power, Inc.–Prairie St Energy Campus OH	5.00%		2/15/2037	A1	10,750,000	12,262,009
American Municipal Power, Inc.–Prairie St Energy Campus OH	5.00%		2/15/2038	A1	10,000,000	11,408,446
American Municipal Power, Inc.–Prairie St Energy Campus OH	5.00%		2/15/2039	A1	7,000,000	7,940,869
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	23,270,000	23,494,432
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1	20,680,000	20,850,424
Black Belt Energy Gas District AL	5.25%	#(b)	5/1/2055	A1	8,125,000	8,958,342

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(b)	1/1/2055	A1	$28,250,000	$31,035,444
California Community Choice Financing Authority	5.25%		11/1/2054	A2	8,800,000	9,584,002
California Pollution Control Financing Authority–Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	5,000,000	5,257,198
California Pollution Control Financing Authority–Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,582,818
Central Plains Energy Project NE	2.50%	#(b)	12/1/2049	Aa1	8,650,000	8,542,383
Central Plains Energy Project NE	5.00%	#(b)	5/1/2054	Aa2	7,500,000	8,047,617
Chautauqua County Capital Resource Corp.–NRG Energy Inc NY	4.25%	#(b)	4/1/2042	BBB-	7,250,000	7,457,238
City & County Honolulu Wastewater System Revenue CI	4.00%		7/1/2035	Aa2	15,500,000	15,552,103
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2039	AA+	1,250,000	1,439,616
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2040	AA+	875,000	1,001,277
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2041	AA+	1,500,000	1,708,000
City of Osceola–Plum Point Energy Associates LLC AR AMT	5.50%	#(b)	4/1/2036	NR	16,450,000	16,548,374
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2040	Aa2	4,560,000	5,184,872
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2041	Aa2	2,000,000	2,261,943
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	8,250,000	9,274,186
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	3,980,000	4,474,092
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,774,386
City of Seattle Municipal Light & Power Revenue WA	3.40% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	5,000,000	4,910,041
County of Jefferson Sewer Revenue AL	5.25%		10/1/2040	BBB+	16,910,000	18,994,404
County of Jefferson Sewer Revenue AL	5.25%		10/1/2041	BBB+	16,815,000	18,781,358

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
County of Trimble–Louisville Gas and Electric Co KY AMT	4.70%	#(b)	6/1/2054	A1	$6,750,000	$6,821,554
County of Washoe–Sierra Pacific Power Co NV	4.125%	#(b)	3/1/2036	A	5,500,000	5,586,524
Delaware State Economic Development Authority–NRG Energy Inc	1.25%	#(b)	10/1/2040	BBB-	7,500,000	7,301,972
Delaware State Economic Development Authority–NRG Energy Inc	1.25%	#(b)	10/1/2045	BBB-	32,300,000	31,447,160
Development Authority of Appling County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2038	BBB+	1,250,000	1,233,985
Development Authority of Burke County–Georgia Power Co	2.20%		10/1/2032	A	1,000,000	842,329
Development Authority of Monroe County–Georgia Power Co	3.875%	#(b)	10/1/2048	A	8,750,000	8,874,519
Development Authority of Monroe County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2039	BBB+	1,875,000	1,850,977
Energy Southeast A Cooperative District AL	5.25%	#(b)	7/1/2054	A1	14,000,000	15,508,394
Energy Southeast A Cooperative District AL	5.443% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,126,375
Energy Southeast A Cooperative District AL	5.75%	#(b)	4/1/2054	A1	3,400,000	3,864,687
Grand River Dam Authority OK	5.00%		6/1/2038	AA-	3,350,000	3,836,850
Grand River Dam Authority OK	5.00%		6/1/2039	AA-	3,500,000	3,977,859
Grand River Dam Authority OK	5.00%		6/1/2040	AA-	2,500,000	2,857,636
Grand River Dam Authority OK	5.00%		6/1/2041	AA-	6,740,000	7,663,620
Grand River Dam Authority OK	5.00%		6/1/2042	AA-	5,925,000	6,696,767
Illinois Finance Authority–Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	10,000,000	9,999,684
Kentucky Municipal Power Agency	3.45%	#(b)	9/1/2042	Baa1	5,935,000	5,923,045
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2033	Baa1	11,295,000	11,640,609
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2034	Baa1	5,000,000	5,137,990
Kentucky Public Energy Authority	4.00%	#(b)	8/1/2052	A1	18,770,000	19,278,759
Kentucky Public Energy Authority	5.00%	#(b)	1/1/2055	A1	26,110,000	28,570,445
Kentucky Public Energy Authority	5.00%	#(b)	5/1/2055	A2	12,500,000	13,452,879
Kentucky Public Energy Authority	5.25%	#(b)	4/1/2054	A1	10,000,000	11,120,672
Long Beach Bond Finance Authority CA	5.034% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A1	4,000,000	4,039,893
Long Island Power Authority NY	0.85%	#(b)	9/1/2050	A	6,000,000	5,845,447
Long Island Power Authority NY	5.00%		9/1/2041	A	12,000,000	13,741,104

See Notes to Financial Statements.	59

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority–East Baton Rouge Sewerage Commission	0.875%	#(b)	2/1/2046	A+	$34,500,000	$34,302,284
Lower Colorado River Authority TX	5.00%		5/15/2040	A	10,000,000	11,129,714
Lower Colorado River Authority TX	5.00%		5/15/2041	A	10,000,000	11,076,500
Lower Colorado River Authority TX	5.00%		5/15/2042	A	1,750,000	1,930,618
Luzerne County Industrial Development Authority–Pennsylvania-American Water Co AMT	2.45%	#(b)	12/1/2039	A+	4,000,000	3,672,884
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	56,250,000	56,180,891
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	30,235,000	30,825,384
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2053	Aa1	10,000,000	10,896,021
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2054	A3	11,150,000	12,040,862
Maricopa County Pollution Control Corp.–El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	5,085,000	4,741,289
Maricopa County Pollution Control Corp.–El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	3,870,000	3,610,745
Michigan Finance Authority–Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+	4,200,000	4,253,504
Michigan Finance Authority–Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2035	A+	1,925,000	1,949,666
Montgomery County Industrial Development Authority–Constellation Energy Generation LLC PA	4.10%	#(b)	4/1/2053	BBB+	9,000,000	9,254,530
Municipal Electric Authority of Georgia(d)	5.00%		1/1/2036	A2	4,200,000	4,795,209
Municipal Electric Authority of Georgia(d)	5.00%		1/1/2039	A2	1,500,000	1,689,618
Municipal Electric Authority of Georgia(d)	5.00%		1/1/2040	A2	1,500,000	1,679,786
Municipal Electric Authority of Georgia(d)	5.00%		1/1/2042	A2	1,550,000	1,717,096
Municipal Electric Authority of Georgia (BAM)(d)	5.25%		1/1/2041	AA	1,250,000	1,424,585
Okaloosa Gas District FL (AGM)	5.25%		10/1/2042	AA	7,500,000	8,627,212
Patriots Energy Group Financing Agency SC	5.25%	#(b)	2/1/2054	Aa1	10,000,000	11,001,976
Patriots Energy Group Financing Agency SC	5.25%	#(b)	10/1/2054	A1	15,000,000	16,296,883
Pennsylvania Economic Development Financing Authority–Talen Energy Supply LLC	5.25%	#(b)	12/1/2038	BB-	2,200,000	2,242,237

60	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Utilities (continued)
Pennsylvania Economic Development Financing Authority–Waste Management Inc AMT	1.10%	#(b)	6/1/2031	A-		$5,000,000	$4,723,980
Philadelphia Gas Works Co.–Philadelphia Gas Works Co	5.00%		8/1/2039	A		2,250,000	2,552,229
Philadelphia Gas Works Co.–Philadelphia Gas Works Co	5.00%		8/1/2040	A		1,500,000	1,692,510
Philadelphia Gas Works Co.–Philadelphia Gas Works Co	5.00%		8/1/2042	A		2,000,000	2,234,045
Philadelphia Gas Works Co. PA (AGC)	5.25%		8/1/2041	AA		2,000,000	2,303,593
Puerto Rico Electric Power Authority (AGM)	4.263% (3 Mo. LIBOR * .67 + .52%	)#	7/1/2029	AA		5,720,000	5,509,947
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3		5,100,000	5,598,753
Southeast Alabama Gas Supply District AL	5.00%	#(b)	8/1/2054	Aa3		10,000,000	10,873,692
Southeast Energy Authority A Cooperative District AL	5.50%	#(b)	1/1/2053	A1		5,000,000	5,456,266
Southern California Public Power Authority–City of Anaheim Electric System Revenue CA	5.00%	#(b)	4/1/2055	A2		10,500,000	11,372,361
Tennergy Corp. TN	5.50%	#(b)	10/1/2053	Baa1		15,000,000	16,371,397
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(e)	5,000,000	5,210,150
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		7,680,000	7,943,476
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(b)	1/1/2054	A1		10,000,000	10,893,475
Texas Municipal Power Agency (AGM)	3.00%		9/1/2034	AA		1,470,000	1,412,641
Texas Municipal Power Agency (AGM)	3.00%		9/1/2036	AA		5,250,000	4,912,693
Texas Water Development Board–State Water Implementation Revenue Fund for Texas	5.00%		10/15/2036	AAA		2,450,000	2,841,594
Texas Water Development Board–State Water Implementation Revenue Fund for Texas	5.00%		10/15/2038	AAA		5,000,000	5,780,371
Total							867,903,503
Total Municipal Bonds (cost $4,800,655,742)							4,896,060,926

See Notes to Financial Statements.	61

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2024

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.62%

VARIABLE RATE DEMAND NOTES 1.62%

Education 0.06%
Connecticut State Health & Educational Facilities Authority–Yale University	3.600%	10/1/2024	7/1/2042	AAA	$3,015,000	$3,015,000

General Obligation 0.66%
City of New York NY GO	4.150%	10/1/2024	4/1/2042	AA	8,665,000	8,665,000
City of New York NY GO	4.150%	10/1/2024	4/1/2042	AA	16,025,000	16,025,000
City of New York NY GO	4.150%	10/1/2024	12/1/2047	AA	8,000,000	8,000,000
Total						32,690,000

Health Care 0.81%
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group	5.000%	10/1/2024	2/15/2053	BBB	40,000,000	40,000,000

Taxable Revenue–Water & Sewer 0.05%
Los Angeles Department of Water & Power Water System Revenue CA	3.000%	10/1/2024	7/1/2045	Aa2	2,400,000	2,400,000

Utilities 0.04%
Los Angeles Department of Water & Power–Los Angeles Department of Water & Power Power System Revenue CA	2.650%	10/1/2024	7/1/2035	Aa2	2,000,000	2,000,000
Total Short-Term Investments (cost $80,105,000)						80,105,000
Total Investments in Securities 100.38% (cost $4,880,760,742)						4,976,165,926
Other Assets and Liabilities – Net (0.38)%						(18,631,122)
Net Assets 100.00%						$4,957,534,804

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
FHA	Insured by–Federal Housing Administration.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.

62	See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2024

GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
ST INTERCEPT	State Intercept.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $344,869,613, which represents 6.96% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	This investment has been rated by Fitch IBCA.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$4,896,060,926	$–	$4,896,060,926
Short-Term Investments
Variable Rate Demand Notes	–	80,105,000	–	80,105,000
Total	$–	$4,976,165,926	$–	$4,976,165,926

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	63

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.52%

MUNICIPAL BONDS 100.52%

Corporate-Backed 7.21%
Arkansas Development Finance Authority–Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2	$12,500,000	$12,443,896
Arkansas Development Finance Authority–United States Steel Corp AMT	5.45%		9/1/2052	BB-	3,500,000	3,670,897
Arkansas Development Finance Authority–US Steel Corp AMT	5.70%		5/1/2053	BB-	4,600,000	4,899,819
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	5,300,000	5,351,117
California Infrastructure & Economic Development Bank–DesertXpress Enterprises LLC AMT†	8.00%	#(b)	1/1/2050	NR	6,000,000	6,179,527
California Municipal Finance Authority–Waste Management Inc AMT	4.80%	#(b)	11/1/2041	A-	5,250,000	5,269,622
California Pollution Control Financing Authority–Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	18,025,000	18,052,908
City of Valparaiso–Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	1,000,000	1,051,236
City of Valparaiso–Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR	5,200,000	5,438,672
City of Whiting–BP Products North America Inc IN AMT	3.00%		11/1/2051	A1	6,165,000	5,363,622
Florida Development Finance Corp.–Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	4,500,000	4,626,203
Grapevine Wash Local District–Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	8,034,265
Hoover Industrial Development Board–United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	4,090,000	4,316,643
Indiana Finance Authority–United States Steel Corp	4.125%		12/1/2026	BB-	1,625,000	1,651,388
Iowa Finance Authority–Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	6,140,000	6,146,857
Iowa Finance Authority–Iowa Fertilizer Co LLC	4.00%	#(b)	12/1/2050	AA+	4,795,000	5,270,828
Iowa Finance Authority–Iowa Fertilizer Co LLC	5.00%	#(b)	12/1/2050	AA+	24,000,000	28,134,158
Iowa Finance Authority–Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	25,025,000	29,335,721

64	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Jefferson County Port Authority–JSW Steel USA Ohio Inc OH†	5.00%	#(b)	12/1/2053	Ba1	$5,350,000	$5,491,338
Love Field Airport Modernization Corp.–Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	2,855,000	2,855,965
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	855,000	554,681
Mission Economic Development Corp.–Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,250,000	5,274,376
Mobile County Industrial Development Authority–AM/NS Calvert LLC AL	5.00%		6/1/2054	BBB-	16,750,000	17,402,349
New Hampshire Business Finance Authority–Covanta Holding Corp AMT†	4.875%		11/1/2042	B	5,000,000	4,967,133
New Hampshire Business Finance Authority–New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	5,000,000	5,089,095
New Jersey Economic Development Authority–United Airlines Inc	5.25%		9/15/2029	BB-	5,790,000	5,796,766
New York City Industrial Development Agency–TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	7,695,000	7,698,441
New York Liberty Development Corp.	3.00%		11/15/2051	A+	14,805,000	11,755,454
New York Liberty Development Corp.–7 World Trade Center II LLC	3.00%		9/15/2043	Aaa	27,780,000	23,946,679
New York Liberty Development Corp.–7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	5,000,000	4,119,641
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	3.125%	#(b)	12/1/2044	B+	3,000,000	2,957,502
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B+	1,000,000	1,052,901
New York Transportation Development Corp.–American Airlines Inc AMT	5.25%		8/1/2031	B+	795,000	851,746
New York Transportation Development Corp.–American Airlines Inc AMT	5.375%		8/1/2036	B+	3,000,000	3,219,598
Niagara Area Development Corp.–Covanta Holding Corp NY†	3.50%		11/1/2024	B	2,500,000	2,499,789
Niagara Area Development Corp.–Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,000,000	4,863,749
Ohio Air Quality Development Authority–AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	8,360,000	8,366,353
Parish of St. James–NuStar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB+	1,000,000	1,013,573
Parish of St. James–NuStar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB+	3,050,000	3,414,320
Parish of St. James–NuStar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB+	3,250,000	3,647,024

See Notes to Financial Statements.	65

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James–NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	$3,250,000	$3,617,938
Parish of St. James–NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	2,500,000	2,783,029
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,160,000	3,141,629
Port of Beaumont Navigation District–Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.25%		1/1/2054	NR	4,900,000	5,126,123
Port of Seattle Industrial Development Corp.–Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BB+	9,200,000	9,203,708
Public Finance Authority–Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,000,000	892,651
Public Finance Authority–Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	1,000,000	861,839
Public Finance Authority–TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	15,055,000	15,058,973
Tulsa Airports Improvement Trust–American Airlines Inc OK AMT	5.50%		6/1/2035	NR	5,000,000	5,009,716
Tuscaloosa County Industrial Development Authority–Hunt Refining Co AL†	5.25%		5/1/2044	NR	5,000,000	5,130,650
Virginia Small Business Financing Authority–Covanta Holding Corp AMT†	5.00%	#(b)	1/1/2048	B	910,000	910,160
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	4,900,000	3,724,000
West Virginia Economic Development Authority–Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	BBB	3,000,000	3,043,167
Williamsburg Economic Development Authority VA–Provident Group–Williamsburg Properties LLC (AGM)	5.25%		7/1/2053	AA	2,500,000	2,753,321
Total						343,332,756

Education 9.00%
Brunswick City School District OH(d)	5.50%		12/1/2060	A1	11,000,000	12,051,774
Build NYC Resource Corp.–Kipp NYC Public Charter Schools NY	5.25%		7/1/2052	BBB-	4,000,000	4,228,538
California Educational Facilities Authority–Chapman University	5.00%		4/1/2045	A2	5,000,000	5,020,645
California Educational Facilities Authority–St Mary’s College of California	5.25%		10/1/2044	BBB-	600,000	648,845
California Educational Facilities Authority–St Mary’s College of California	5.50%		10/1/2053	BBB-	2,200,000	2,376,484

66	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Education (continued)
California School Finance Authority–Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-		$1,500,000	$1,507,231
California School Finance Authority–Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB		2,050,000	2,078,770
Camden County Improvement Authority–KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,540,000	2,746,452
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(e)	7,250,000	8,095,759
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A	(e)	4,235,000	4,492,467
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,691,714
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		15,510,000	13,803,469
Chicago Board of Education IL GO	5.00%	12/1/2044	BB+		1,750,000	1,769,895
City of Waltham MA GO	2.00%	10/15/2035	AA+		4,920,000	4,153,732
City of Waltham MA GO	2.00%	10/15/2036	AA+		5,015,000	4,134,911
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	6.00%	8/15/2038	Baa3		4,045,000	4,126,307
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc (PSF-GTD)	3.00%	8/15/2051	Aaa		5,750,000	4,520,243
Connecticut State Health & Educational Facilities Authority–Quinnipiac University	5.25%	7/1/2053	A-		15,000,000	16,270,876
Dutchess County Local Development Corp.–Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,037,476
Florida Development Finance Corp.–Mater Academy Inc	5.00%	6/15/2047	BBB		6,600,000	6,679,475
Florida Higher Educational Facilities Financial Authority–Nova Southeastern University Inc	5.00%	4/1/2033	A-		1,475,000	1,506,826
Florida Higher Educational Facilities Financial Authority–Nova Southeastern University Inc	5.00%	4/1/2036	A-		2,000,000	2,040,156
Great Oaks Career Campuses Board of Education OH	3.00%	12/1/2050	Aa1		15,460,000	12,539,000
Homewood Educational Building Authority–Samford University AL	5.00%	12/1/2047	Baa2		13,425,000	13,608,102
Illinois Finance Authority–Illinois Institute of Technology	4.00%	9/1/2037	Ba2		3,135,000	2,754,500

See Notes to Financial Statements.	67

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority–Illinois Institute of Technology	4.00%	9/1/2039	Ba2	$4,295,000	$3,664,518
Illinois Finance Authority–Illinois Institute of Technology	5.00%	9/1/2040	Ba2	2,020,000	1,932,274
Illinois Finance Authority–University of Chicago	5.25%	5/15/2048	Aa2	7,500,000	8,372,101
Illinois Finance Authority–University of Chicago	5.25%	5/15/2054	Aa2	18,850,000	20,852,173
Iowa Higher Education Loan Authority–Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2038	BBB+	2,730,000	2,899,570
Iowa Higher Education Loan Authority–Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2039	BBB+	2,870,000	3,036,774
Iowa Higher Education Loan Authority–Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2040	BBB+	3,535,000	3,725,374
Iowa Higher Education Loan Authority–Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2047	BBB+	1,800,000	1,864,140
Louisiana Public Facilities Authority–Loyola University New Orleans	5.25%	10/1/2053	Baa1	21,000,000	22,128,454
Louisiana Public Facilities Authority–Tulane University	4.00%	4/1/2050	A+	11,540,000	11,297,864
Maine Health & Higher Educational Facilities Authority–Northeastern University	5.25%	10/1/2054	A1	13,750,000	15,391,607
Massachusetts Development Finance Agency–Suffolk University	5.00%	7/1/2032	Baa3	3,750,000	3,860,916
Massachusetts Development Finance Agency–Suffolk University	5.00%	7/1/2033	Baa3	1,250,000	1,285,512
Massachusetts Development Finance Agency–Suffolk University	5.00%	7/1/2034	Baa3	1,600,000	1,643,515
Massachusetts Development Finance Agency–Trustees of Boston University	5.00%	10/1/2048	AA-	4,650,000	5,130,012
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board–Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	6,065,000	6,197,614
Miami-Dade County Educational Facilities Authority–University of Miami FL	5.00%	4/1/2053	A2	5,000,000	5,168,014

68	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Middlesex County Improvement Authority–Rutgers The State University of New Jersey(d)	5.00%	8/15/2053	Aa3	$15,000,000	$16,566,916
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	AA	6,500,000	7,139,299
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	2,100,000	2,299,928
New York State Dormitory Authority–Cornell University	5.50%	7/1/2054	Aa1	22,500,000	26,040,789
New York State Dormitory Authority–Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB+	5,000,000	5,017,813
New York State Dormitory Authority–New School	4.00%	7/1/2052	A3	7,870,000	7,605,067
New York State Dormitory Authority–New York Institute of Technology NY	5.25%	7/1/2049	BBB	1,300,000	1,420,195
New York State Dormitory Authority–New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,900,000	2,059,165
New York State Dormitory Authority–Pace University	5.50%	5/1/2056	BBB-	8,500,000	9,382,787
New York State Dormitory Authority–Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,888,920
New York State Dormitory Authority–Yeshiva University	5.00%	7/15/2050	BBB-	8,000,000	8,234,386
Ohio Higher Educational Facility Commission(d)	5.25%	10/1/2053	AA-	11,500,000	12,744,703
Ohio Higher Educational Facility Commission–Oberlin College	5.25%	10/1/2053	AA-	2,680,000	2,971,121
Onondaga County Trust for Cultural Resources–Syracuse University NY	5.00%	12/1/2043	AA-	8,000,000	8,570,690
Public Finance Authority–Wingate University WI	5.25%	10/1/2038	BBB-	2,220,000	2,231,006
Public Finance Authority–Wingate University WI	5.25%	10/1/2043	BBB-	1,000,000	989,222
Rhode Island Health & Educational Building Corp.–Providence College	5.00%	11/1/2053	A	12,975,000	14,146,029
Shaker Heights City School District OH	5.25%	12/15/2059	AA	7,380,000	8,251,883
Sierra Vista Industrial Development Authority–American Leadership Academy Inc AZ†(f)	5.00%	6/15/2054	NR	700,000	706,668
Sierra Vista Industrial Development Authority–American Leadership Academy Inc AZ†(f)	5.00%	6/15/2059	NR	700,000	704,691

See Notes to Financial Statements.	69

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Sierra Vista Industrial Development Authority–American Leadership Academy Inc AZ†(f)	5.00%		6/15/2064	NR	$720,000	$722,789
Town of Davie–Nova Southeastern University Inc FL	5.00%		4/1/2048	A-	3,000,000	3,091,943
University of Connecticut	5.25%		11/15/2047	Aa3	8,080,000	8,547,236
University of Illinois (AGM)	4.00%		4/1/2038	AA	4,965,000	4,999,874
University of North Carolina at Wilmington	5.00%		6/1/2037	A1	7,055,000	7,116,642
Vermont Educational & Health Buildings Financing Agency–President & Fellows of Middlebury College	4.00%		11/1/2050	AA	4,625,000	4,639,680
Washington State Housing Finance Commission–Seattle Academy of Arts & Sciences†	6.125%		7/1/2053	BBB	2,500,000	2,768,044
Washington State Housing Finance Commission–Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	2,000,000	2,222,138
Total						428,413,703

Electric Revenue Bonds 0.34%
City of San Antonio TX Electric & Gas Systems Revenue(d)	5.00%		2/1/2054	Aa2	15,000,000	16,307,066

Energy 0.60%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A1	3,745,000	4,084,505
PEFA, Inc. IA	5.00%	#(b)	9/1/2049	A3	23,635,000	24,312,679
Total						28,397,184

Financial Services 0.11%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	5,423,066

General Obligation 14.56%
Black Belt Energy Gas District AL	5.25%	#(b)	2/1/2053	A1	7,500,000	8,047,567
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	41,700,000	45,077,083
California State Public Works Board–State of California Department of General Services	5.00%		4/1/2049	Aa3	9,600,000	10,813,393
Chicago Board of Education IL GO	4.00%		12/1/2040	BB+	2,600,000	2,468,935
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	5,000,000	4,698,073
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	2,000,000	2,090,794

70	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	5.00%	12/1/2030	BB+	$2,070,000	$2,153,044
Chicago Board of Education IL GO	5.00%	12/1/2031	BB+	1,000,000	1,039,533
Chicago Board of Education IL GO	5.00%	12/1/2047	BB+	4,435,000	4,533,842
Chicago Board of Education IL GO	5.875%	12/1/2047	BB+	3,750,000	4,148,630
Chicago Board of Education IL GO	6.00%	12/1/2049	BB+	4,875,000	5,422,683
Chicago Board of Education IL GO	6.50%	12/1/2046	BB+	1,100,000	1,145,003
Chicago Board of Education IL GO†	7.00%	12/1/2046	BB+	1,200,000	1,298,566
City of Chicago IL GO	5.00%	1/1/2044	BBB+	4,060,000	4,279,419
City of Chicago IL GO	5.00%	1/1/2045	BBB+	7,200,000	7,567,444
City of Chicago IL GO	5.25%	1/1/2045	BBB+	13,400,000	14,361,934
City of Chicago IL GO	5.50%	1/1/2034	BBB+	2,400,000	2,407,973
City of Chicago IL GO	5.50%	1/1/2037	BBB+	3,245,000	3,254,157
City of Chicago IL GO	5.50%	1/1/2039	BBB+	2,125,000	2,348,167
City of Chicago IL GO	5.50%	1/1/2040	BBB+	2,500,000	2,505,620
City of Chicago IL GO	5.50%	1/1/2042	BBB+	5,000,000	5,009,659
City of Chicago IL GO	5.50%	1/1/2049	BBB+	18,285,000	19,093,998
City of Chicago IL GO	6.00%	1/1/2038	BBB+	19,430,000	20,315,314
City of New York NY GO	5.00%	8/1/2051	AA	7,275,000	7,935,957
City of New York NY GO	5.25%	9/1/2043	AA	6,500,000	7,303,837
City of New York NY GO	5.25%	4/1/2054	AA	8,500,000	9,472,635
City of New York NY GO	5.50%	5/1/2046	AA	2,675,000	3,016,236
City of New York NY GO TCRS (BAM)	3.00%	3/1/2051	AA	5,000,000	3,974,649
City of Philadelphia PA GO	5.00%	8/1/2037	A1	3,250,000	3,418,088
Commonwealth of Massachusetts GO	5.00%	1/1/2054	AA+	7,740,000	8,468,670
Commonwealth of Pennsylvania GO	4.00%	3/1/2037	Aa3	4,255,000	4,341,141
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR	13,782,789	13,694,530
Commonwealth of Puerto Rico GO	4.00%	7/1/2046	NR	15,000,000	14,173,739
Commonwealth of Puerto Rico GO	5.375%	7/1/2025	NR	2,576,932	2,592,289
County of Anne Arundel MD GO	3.00%	10/1/2044	AAA	7,415,000	6,431,110
County of Cook IL GO	5.00%	11/15/2030	A+	1,000,000	1,045,667
County of Cook IL GO	5.00%	11/15/2035	A+	1,000,000	1,038,952
County of Luzerne PA GO (AGM)	5.00%	11/15/2029	AA	4,215,000	4,316,047
County of Pasco–State of Florida Cigarette Tax Revenue (AGM)	5.75%	9/1/2054	AA	4,770,000	5,403,853
Forney Independent School District TX GO (PSF-GTD)	3.00%	2/15/2045	AAA	6,050,000	5,040,786
Grant County Public Hospital District No. 1 WA GO	5.125%	12/1/2048	Baa2	5,000,000	5,158,592

See Notes to Financial Statements.	71

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Hudson Yards Infrastructure Corp. NY	4.00%		2/15/2044	AA	$9,400,000	$9,598,890
Irvine Unified School District–Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%		9/1/2056	AA	500,000	514,959
King County Public Hospital District No. 4 WA GO	5.00%		12/1/2038	NR	5,000,000	5,015,750
Louisiana Stadium & Exposition District	5.00%		7/1/2048	A2	4,750,000	5,212,121
Louisiana Stadium & Exposition District	5.25%		7/1/2053	A2	15,715,000	17,424,508
Main Street Natural Gas, Inc. GA	5.00%		5/15/2027	A1	4,500,000	4,684,247
Main Street Natural Gas, Inc. GA	5.00%		5/15/2029	A1	2,940,000	3,144,313
Main Street Natural Gas, Inc. GA	5.00%	#(b)	6/1/2053	A3	20,965,000	22,396,299
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	2,000,000	2,216,981
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	3,980,000	4,405,260
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	4,000,000	4,398,504
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	5,000,000	5,490,001
Metropolitan Pier & Exposition Authority IL	4.00%		6/15/2050	A	25,900,000	24,743,531
Metropolitan Pier & Exposition Authority IL (AGM)	4.00%		6/15/2050	AA	6,000,000	5,832,356
New Jersey Economic Development Authority–New Jersey Transit Corp	5.25%		11/1/2047	A2	11,050,000	12,188,738
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2029	A2	15,365,000	13,096,568
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2048	A2	5,000,000	5,425,049
New Jersey Transportation Trust Fund Authority–State of New Jersey	5.25%		6/15/2041	A2	6,250,000	7,135,995
New Jersey Transportation Trust Fund Authority–State of New Jersey	5.25%		6/15/2042	A2	2,000,000	2,273,713
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2044	AAA	15,000,000	16,527,294
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%		11/1/2045	AAA	7,500,000	8,589,353
New York State Thruway Authority–State of New York Personal Income Tax Revenue	3.00%		3/15/2048	AA+	19,635,000	16,096,649
New York State Thruway Authority–State of New York Personal Income Tax Revenue	3.00%		3/15/2049	AA+	7,085,000	5,761,993

72	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
New York State Thruway Authority–State of New York Personal Income Tax Revenue	3.00%	3/15/2051	AA+	$4,110,000	$3,289,580
New York State Urban Development Corp.–State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	4,970,000	4,072,252
Pennsylvania Economic Development Financing Authority–Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	30,325,000	34,296,414
Royse City Independent School District TX (PSF-GTD)	5.00%	2/15/2054	Aaa	7,000,000	7,625,999
San Bernardino Community College District CA GO	Zero Coupon	8/1/2044	Aa1	7,750,000	3,549,894
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	6,505,000	5,689,671
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2037	A1	1,200,000	1,230,740
Southwest Local School District/Hamilton County OH GO (SD CRED PROG)	4.00%	1/15/2055	Aa1	7,000,000	6,862,762
St. Louis County Reorganized School District No. R-6 MO GO	3.35%	2/1/2037	AAA	6,350,000	6,220,890
St. Louis County Reorganized School District No. R-6 MO GO	3.40%	2/1/2038	AAA	6,150,000	6,021,739
State of California GO	5.00%	8/1/2038	Aa2	3,700,000	3,823,604
State of California GO	5.25%	8/1/2032	Aa2	7,500,000	7,640,495
State of California GO	5.25%	10/1/2050	Aa2	7,500,000	8,523,918
State of Connecticut GO	5.00%	6/15/2038	AA-	1,000,000	1,064,921
State of Connecticut GO	5.00%	4/15/2039	AA-	1,650,000	1,778,071
State of Illinois GO	4.00%	11/1/2037	A-	6,810,000	6,880,163
State of Illinois GO	5.00%	1/1/2035	A-	6,200,000	6,306,091
State of Illinois GO	5.00%	12/1/2035	A-	2,145,000	2,239,243
State of Illinois GO	5.00%	5/1/2038	A-	4,515,000	4,706,332
State of Illinois GO	5.00%	1/1/2041	A-	3,580,000	3,620,603
State of Illinois GO	5.00%	5/1/2043	A-	3,000,000	3,096,612
State of Illinois GO	5.25%	5/1/2045	A-	2,500,000	2,766,414
State of Illinois GO	5.25%	5/1/2047	A-	1,500,000	1,652,442
State of Illinois GO	5.25%	5/1/2048	A-	1,500,000	1,648,853
State of Illinois GO	5.25%	5/1/2049	A-	1,750,000	1,919,460
State of Illinois GO	5.50%	5/1/2039	A-	8,250,000	9,073,461
State of Illinois GO	5.50%	10/1/2039	A-	6,000,000	6,813,138
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,863,290

See Notes to Financial Statements.	73

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.50%	3/1/2047	A-	$10,950,000	$12,060,796
State of Illinois GO	5.50%	5/1/2047	A-	11,165,000	12,316,395
State of Illinois GO	5.75%	5/1/2045	A-	2,600,000	2,858,877
Union County Utilities Authority–Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	3,855,000	3,856,116
Washington & Multnomah Counties School District No. 48J Beaverton OR GO (SCH BD GTY)	5.00%	6/15/2036	AA+	8,000,000	8,433,971
Washington State Convention Center Public Facilities District	5.00%	7/1/2048	Baa1	7,000,000	7,164,087
Washington Township Health Care District CA GO	5.50%	8/1/2053	AA	2,000,000	2,288,611
Wilkes-Barre Area School District PA GO (BAM), (ST AID WITHHLDG)	5.00%	4/15/2059	AA	2,500,000	2,582,502
Total					692,919,088

Health Care 15.05%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB	3,000,000	3,002,315
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB	2,615,000	2,596,253
Astoria Hospital Facilities Authority–Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB	2,700,000	2,914,771
Astoria Hospital Facilities Authority–Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB	4,250,000	4,559,642
Berks County Municipal Authority–Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	8,008,000	5,105,574
Berks County Municipal Authority–Tower Health Obligated Group PA	5.00%	6/30/2039	NR	16,473,000	16,330,186
Berks County Municipal Authority–Tower Health Obligated Group PA	6.00%	6/30/2034	NR	1,160,196	1,261,509
Berks County Municipal Authority–Tower Health Obligated Group PA	6.00%	6/30/2034	NR	58,718	63,845
Berks County Municipal Authority–Tower Health Obligated Group PA	8.00%	6/30/2034	NR	2,315,173	2,369,696
Berks County Municipal Authority–Tower Health Obligated Group PA	8.00%	6/30/2034	NR	117,436	117,436
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%	12/1/2045	BB	2,000,000	1,902,799

74	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority–Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	BBB	$3,025,000	$3,101,260
California Health Facilities Financing Authority–City of Hope Obligated Group	4.00%	11/15/2045	A	7,050,000	6,942,860
California Municipal Finance Authority–Community Hospitals of Central California Obligated Group	5.00%	2/1/2047	A3	6,940,000	6,998,302
California Municipal Finance Authority (AGM)	4.00%	2/1/2051	AA	8,900,000	8,698,100
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB	4,510,000	4,695,401
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	6,875,000	6,882,959
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB	3,375,000	3,497,667
Chattanooga Health Educational & Housing Facility Board–Erlanger Health Obligated Group TN	5.25%	12/1/2054	A	20,000,000	21,906,694
City of Colby KS–Citizens Medical Center Inc	5.50%	7/1/2026	NR	7,400,000	7,462,181
City of Jacksonville–Genesis Health Inc Obligated Group FL	5.00%	11/1/2050	A-	4,605,000	4,767,650
City of Minneapolis–Fairview Health Services Obligated Group MN	5.00%	11/15/2049	BBB+	9,650,000	9,785,799
City of Seneca–Nemaha Valley Community Hospital KS	5.00%	9/1/2025	NR	4,000,000	4,020,226
City of St. Cloud–CentraCare Health System Obligated Group MN(f)	5.00%	5/1/2054	A2	7,250,000	7,860,044
City of Tampa–H Lee Moffitt Cancer Center & Research Institute Obligated Group FL	4.00%	7/1/2045	A	7,400,000	7,216,742
Colorado Health Facilities Authority–CommonSpirit Health Obligated Group	5.00%	8/1/2044	A-	3,000,000	3,129,388
Colorado Health Facilities Authority–CommonSpirit Health Obligated Group	5.50%	11/1/2047	A-	4,390,000	4,943,593
Columbia County Hospital Authority–WellStar Health System Obligated Group GA	5.75%	4/1/2053	A+	2,670,000	3,057,210
Connecticut State Health & Educational Facilities Authority–Nuvance Health Obligated Group	4.00%	7/1/2041	BBB	7,920,000	7,665,757

See Notes to Financial Statements.	75

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Connecticut State Health & Educational Facilities Authority–Nuvance Health Obligated Group	4.00%	7/1/2049	BBB	$6,875,000	$6,472,614
County of Cuyahoga–MetroHealth System OH	5.50%	2/15/2052	BBB	8,925,000	9,138,960
County of Cuyahoga–MetroHealth System OH	5.50%	2/15/2057	BBB	5,250,000	5,363,791
County of Montgomery–Premier Health Partners Obligated Group OH	4.00%	11/15/2042	Baa1	10,800,000	10,307,344
County of Muskingum–Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+	2,650,000	2,649,960
County of Warren–Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2049	AA-	8,610,000	9,504,009
County of Warren–Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2054	AA-	8,000,000	8,768,344
Crawford County Hospital Authority–Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR	950,000	961,377
Crawford County Hospital Authority–Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR	1,115,000	1,124,370
Cumberland County Municipal Authority–Penn State Health Obligated Group PA	3.00%	11/1/2038	A	4,315,000	3,870,620
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	700,428
Duluth Economic Development Authority–Essentia Health Obligated Group MN	5.25%	2/15/2053	A-	2,870,000	2,958,247
Duluth Economic Development Authority–Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	21,000,000	21,609,993
Duluth Economic Development Authority–St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-	5,000,000	5,459,701
Genesee County Funding Corp.–Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	4,000,000	4,205,166
Greater Texas Cultural Education Facilities Finance Corp.–Texas Biomedical Research Institute TX	5.00%	6/1/2043	Baa2	4,720,000	5,012,970
Greater Texas Cultural Education Facilities Finance Corp.–Texas Biomedical Research Institute TX	5.00%	6/1/2044	Baa2	4,135,000	4,376,625
Greenville Health System–Prisma Health Obligated Group SC	5.00%	5/1/2034	A	3,970,000	3,971,885
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple University Health Obligated Group PA	5.00%	7/1/2032	BBB	1,000,000	1,022,496

76	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple University Health Obligated Group PA	5.00%	7/1/2033	BBB	$2,950,000	$3,013,716
Illinois Finance Authority–University of Chicago Medical Center Obligated Group	5.00%	8/15/2052	AA-	15,000,000	15,765,442
Isle of Weight County Economic Development Authority–Riverside Healthcare Association Obligated Group VA (AGM)	5.25%	7/1/2048	AA	3,000,000	3,333,289
Isle of Weight County Economic Development Authority–Riverside Healthcare Association Obligated Group VA (AGM)	5.25%	7/1/2053	AA	6,000,000	6,582,376
Lee Memorial Health System Obligated Group FL	4.00%	4/1/2049	A+	5,500,000	5,318,745
Louisville/Jefferson County Metropolitan Government–Norton Healthcare Obligated Group KY	5.00%	10/1/2041	A	3,200,000	3,515,999
Maryland Health & Higher Educational Facilities Authority–Adventist Healthcare Obligated Group	5.00%	1/1/2036	Baa3	3,290,000	3,496,220
Maryland Health & Higher Educational Facilities Authority–Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	17,990,000	18,325,229
Maryland Health & Higher Educational Facilities Authority–Mercy Medical Center Obligated Group	5.00%	7/1/2036	A-	1,320,000	1,346,027
Maryland Health & Higher Educational Facilities Authority–Mercy Medical Center Obligated Group	5.00%	7/1/2038	A-	2,250,000	2,286,285
Massachusetts Development Finance Agency–Boston Medical Center Corp Obligated Group	5.00%	7/1/2031	BBB	1,980,000	2,041,441
Massachusetts Development Finance Agency–Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB	5,115,000	5,232,208
Massachusetts Development Finance Agency–Boston Medical Center Corp Obligated Group	5.25%	7/1/2048	BBB	2,600,000	2,875,333
Massachusetts Development Finance Agency–Mass General Brigham Inc	5.00%	7/1/2054	AA-	11,000,000	11,946,091
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,916,494

See Notes to Financial Statements.	77

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-		$5,380,000	$4,901,373
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-		3,360,000	3,397,632
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-		1,600,000	1,611,710
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-		8,910,000	9,105,208
Michigan Finance Authority Provident Group–HFH Energy LLC	5.50%	2/28/2049	A3		3,100,000	3,536,985
Michigan Finance Authority Provident Group–HFH Energy LLC	5.50%	2/28/2057	A3		2,200,000	2,476,109
Michigan State Hospital Finance Authority–Ascension Health Credit Group	5.00%	11/15/2047	AA+		4,000,000	4,221,561
Minnesota Agricultural & Economic Development Board–HealthPartners Obligated Group	5.25%	1/1/2054	A		12,900,000	14,232,240
Monroe County Hospital Authority–Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR		10,000,000	10,192,111
Montana Facility Finance Authority–Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2043	A		4,000,000	4,072,517
Montana Facility Finance Authority–Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2048	A		5,760,000	5,850,381
Montgomery County Higher Education & Health Authority–Thomas Jefferson University Obligated Group PA	4.00%	9/1/2049	A		3,960,000	3,739,180
Nassau County Local Economic Assistance Corp.–Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2029	A-		1,000,000	1,001,105
Nassau County Local Economic Assistance Corp.–Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2030	A-		580,000	580,574
Nassau County Local Economic Assistance Corp.–Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2031	A-		1,620,000	1,621,425
Nassau County Local Economic Assistance Corp.–Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2034	A-		1,100,000	1,100,712
Nebraska Educational Health Cultural & Social Services Finance Authority–Immanuel Retirement Communities Obligated Group	4.00%	1/1/2044	AA	(e)	3,500,000	3,315,046

78	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
New Hampshire Business Finance Authority–NFA UH SPV LLC†	5.625%	12/15/2033	NR	$2,500,000	$2,580,317
New Hampshire Business Finance Authority–NFA UH SPV LLC†	6.25%	12/15/2038	NR	2,565,000	2,694,833
New Jersey Health Care Facilities Financing Authority–St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	8,110,000	7,550,377
New York State Dormitory Authority–Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	Ba2	1,300,000	1,301,332
New York State Dormitory Authority–Garnet Health Medical Center Obligated Group†	5.00%	12/1/2040	Ba2	1,300,000	1,271,423
New York State Dormitory Authority–Montefiore Obligated Group	4.00%	8/1/2038	BBB-	4,900,000	4,890,051
New York State Dormitory Authority–Montefiore Obligated Group	5.00%	8/1/2028	BBB-	3,055,000	3,199,908
New York State Dormitory Authority–Northwell Health Obligated Group	5.00%	5/1/2037	A-	7,450,000	7,514,152
New York State Dormitory Authority–Northwell Health Obligated Group	5.00%	5/1/2052	A-	8,085,000	8,651,264
New York State Dormitory Authority–Northwell Health Obligated Group(d)	5.00%	5/1/2052	A-	33,500,000	35,819,618
Niagara Area Development Corp.–Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-	1,500,000	1,456,069
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.25%	8/15/2048	BB	4,660,000	4,786,957
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.50%	8/15/2052	BB	10,015,000	10,369,646
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.50%	8/15/2057	BB	10,000,000	10,328,388
Oregon State Facilities Authority–Providence St Joseph Health Obligated Group	5.00%	10/1/2045	A	7,000,000	7,048,334
Palm Beach County Health Facilities Authority–Baptist Health South Obligated Group FL	4.00%	8/15/2049	AA-	6,765,000	6,589,955
Palomar Health Obligated Group CA	5.00%	11/1/2036	BB+	11,025,000	11,082,498
Palomar Health Obligated Group CA	5.00%	11/1/2039	BB+	8,240,000	8,255,096
Pennsylvania Economic Development Financing Authority–UPMC Obligated Group	4.00%	5/15/2048	A	3,500,000	3,421,932
Public Finance Authority–Moses H Cone Memorial Hospital Obligated Group WI	5.00%	10/1/2052	AA-	8,750,000	9,373,804
Public Finance Authority–Proton International Alabama LLC WI†(c)	6.85%	10/1/2047	NR	1,410,000	141,000

See Notes to Financial Statements.	79

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Rhode Island Health & Educational Building Corp.–Lifespan Obligated Group	5.25%	5/15/2049	BBB+	$1,825,000	$1,984,386
Rhode Island Health & Educational Building Corp.–Lifespan Obligated Group	5.25%	5/15/2054	BBB+	4,680,000	5,060,246
Roanoke Economic Development Authority–Carilion Clinic Obligated Group	3.00%	7/1/2045	AA-	20,740,000	17,795,911
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3	3,590,000	3,878,409
South Broward Hospital District Obligated Group FL TCRS (BAM)	3.00%	5/1/2051	AA	5,150,000	4,227,006
South Carolina Jobs-Economic Development Authority–Bon Secours Mercy Health Inc	5.00%	12/1/2046	A+	8,000,000	8,464,380
South Carolina Jobs-Economic Development Authority–Novant Health Obligated Group	5.50%	11/1/2046	A+	9,500,000	10,906,174
South Carolina Jobs-Economic Development Authority–Novant Health Obligated Group	5.50%	11/1/2054	A+	16,465,000	18,605,452
State of Ohio–Premier Health Partners Obligated	4.00%	11/15/2039	Baa1	2,640,000	2,520,155
Tarrant County Cultural Education Facilities Finance Corp TX(d)	5.00%	7/1/2053	A1	9,550,000	10,142,777
Washington Health Care Facilities Authority–Overlake Hospital Medical Center Obligated Group	5.00%	7/1/2038	BBB+	4,000,000	3,999,906
West Virginia Hospital Finance Authority–Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+	2,060,000	2,373,991
West Virginia Hospital Finance Authority–Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+	3,250,000	3,716,892
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BBB-	100,000	100,184
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BBB-	30,000	30,086
Westchester County Health Care Corp Obligated Group NY	6.25%	11/1/2052	BBB-	1,280,000	1,471,002
Westchester County Health Care Corp Obligated Group NY (AGM)	5.00%	11/1/2051	AA	2,750,000	2,955,479
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2048	AA	1,750,000	2,003,590
Wisconsin Health & Educational Facilities Authority–Ascension Health Credit Group	4.00%	11/15/2046	AA+	8,000,000	7,595,714

80	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	BBB	$9,750,000	$10,744,199
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA	1,250,000	1,360,511
Wisconsin Health & Educational Facilities Authority–Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2	840,000	840,005
Yuma Industrial Development Authority–Yuma Regional Medical Center Obligated Group AZ(f)	5.25%	8/1/2054	A	13,500,000	14,880,752
Total					716,269,684

Housing 2.99%
California Municipal Finance Authority–Bowles Hall Foundation	5.00%	6/1/2050	Baa3	1,410,000	1,416,261
Capital Projects Finance Authority–Provident Group–Continuum Properties LLC FL	5.00%	11/1/2039	Baa3	1,000,000	1,041,125
Capital Projects Finance Authority–Provident Group–Continuum Properties LLC FL	5.00%	11/1/2041	Baa3	1,000,000	1,033,906
Capital Projects Finance Authority–Provident Group–Continuum Properties LLC FL	5.00%	11/1/2048	Baa3	1,350,000	1,375,177
Capital Projects Finance Authority–Provident Group–Continuum Properties LLC FL	5.00%	11/1/2053	Baa3	1,745,000	1,770,024
Capital Projects Finance Authority–Provident Group–Continuum Properties LLC FL	5.00%	11/1/2058	Baa3	1,750,000	1,766,017
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	5,000,000	4,200,172
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR	4,500,000	3,557,912
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	4,020,000	1,409,244
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%	1/1/2055	Aa1	8,400,000	9,409,701
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aaa	5,000,000	5,685,778
Indiana Finance Authority–CHF-Tippecanoe LLC	5.00%	6/1/2053	BBB-	1,350,000	1,407,490
Indiana Finance Authority–CHF-Tippecanoe LLC	5.125%	6/1/2058	BBB-	1,700,000	1,775,014

See Notes to Financial Statements.	81

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
Indiana Finance Authority–CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-	$4,460,000	$4,703,322
Indiana Finance Authority–SFP-PUFW I LLC	5.00%	7/1/2054	BBB-	1,175,000	1,221,486
Indiana Finance Authority–SFP-PUFW I LLC	5.25%	7/1/2064	BBB-	1,625,000	1,698,863
Industrial Development Authority of the City of Phoenix Arizona–Downtown Phoenix Student Housing LLC AZ	5.00%	7/1/2037	Baa3	1,000,000	1,033,498
Knox County Health Educational & Housing Facility Board–Provident Group–UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA	2,700,000	2,928,311
Knox County Health Educational & Housing Facility Board–Provident Group–UTK Properties LLC TN (BAM)	5.50%	7/1/2054	AA	1,150,000	1,268,764
Knox County Health Educational & Housing Facility Board–Provident Group–UTK Properties LLC TN (BAM)	5.50%	7/1/2059	AA	2,000,000	2,189,597
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2054	AA	3,775,000	4,030,088
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2059	AA	1,330,000	1,407,880
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,204,125
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,585,009
Maryland Economic Development Corp.–University of Maryland College Park (AGM)	5.00%	7/1/2054	AA	5,000,000	5,315,165
Maryland Economic Development Corp.–University of Maryland College Park (AGM)	5.125%	7/1/2059	AA	3,000,000	3,213,831
Maryland Economic Development Corp.–University of Maryland College Park (AGM)	5.25%	7/1/2064	AA	5,000,000	5,383,819
New Hampshire Business Finance Authority	4.00%	10/20/2036	BBB	10,714,335	10,733,613
New Hampshire Business Finance Authority	4.25%	7/20/2041	A2	6,465,274	6,507,780
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	5,340,485	5,497,116
New York State Dormitory Authority–State University of New York Dormitory Facilities Revenue	3.00%	7/1/2045	Aa3	5,037,000	4,181,577
Public Finance Authority–CHF-Manoa LLC WI†	5.50%	7/1/2043	BBB-	4,500,000	4,948,227
Public Finance Authority–CHF-Manoa LLC WI†	5.75%	7/1/2053	BBB-	6,285,000	6,889,119

82	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
Toledo-Lucas County Port Authority–CHF-Toledo LLC OH	5.00%		7/1/2034	BBB-	$1,000,000	$1,000,130
Toledo-Lucas County Port Authority–CHF-Toledo LLC OH	5.00%		7/1/2039	BBB-	1,500,000	1,500,056
Toledo-Lucas County Port Authority–CHF-Toledo LLC OH	5.00%		7/1/2046	BBB-	1,000,000	995,347
Washington State Housing Finance Commission	4.084%	#(b)	3/20/2040	NR	11,000,000	10,939,090
Washington State Housing Finance Commission–Provident Group-SH I Properties LLC	5.00%		7/1/2054	BBB-	2,500,000	2,624,115
Washington State Housing Finance Commission–Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-	1,350,000	1,502,322
Washington State Housing Finance Commission–Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-	1,000,000	1,097,733
Washington State Housing Finance Commission–Provident Group-SH I Properties LLC	5.50%		7/1/2059	BBB-	5,135,000	5,589,798
Total						142,037,602

Lease Obligations 1.76%
Illinois Sports Facilities Authority (AGM)	5.00%		6/15/2027	AA	3,500,000	3,519,323
Indiana Finance Authority–Marion County Capital Improvement Board	5.25%		2/1/2032	AA+	5,000,000	5,085,058
Kentucky Bond Development Corp.	4.00%		9/1/2048	A+	6,645,000	6,461,979
New Jersey Economic Development Authority–New Jersey Transit Corp	5.00%		11/1/2044	A2	5,500,000	5,804,746
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.625%		1/1/2052	A-	9,000,000	9,008,824
New Jersey Economic Development Authority–State Capitol Joint Management Commission	5.00%		6/15/2043	A2	4,500,000	4,711,888
New Jersey Economic Development Authority–State of New Jersey Department of the Treasury	5.00%		6/15/2036	A2	1,285,000	1,346,548
New Jersey Economic Development Authority–State of New Jersey Department of the Treasury	5.00%		6/15/2047	A2	6,050,000	6,227,270

See Notes to Financial Statements.	83

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2028	A2		$10,000,000	$8,813,446
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2031	A2		1,935,000	1,526,549
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2037	A2		3,390,000	2,099,392
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+		3,000,000	3,097,651
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+		2,400,000	2,475,540
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2035	A2		4,200,000	4,497,682
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2036	A2		3,500,000	3,737,136
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2046	A2		14,595,000	15,243,000
Total							83,656,032

Multi-Family Housing 0.20%
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3		6,986,194	6,700,440
New York City Housing Development Corp. NY	2.40%		11/1/2046	AA+		3,800,000	2,689,721
Total							9,390,161

Other Revenue 3.20%
California School Finance Authority–Green Dot Public Schools Obligated Group†	5.00%		8/1/2048	BBB-		1,650,000	1,684,222
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA		2,000,000	2,020,998
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	6.125%		8/15/2048	Baa3		9,775,000	9,945,342
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2051	NR		4,972,687	3,257,110
County of Broward FL Convention Center Hotel Revenue(d)	5.50%		1/1/2055	AA		31,540,000	35,177,751
District of Columbia–Friendship Public Charter School Inc	5.00%		6/1/2041	BBB		2,080,000	2,098,395
Fayette County Development Authority–United States Soccer Federation Inc GA	5.25%		10/1/2049	BBB	(e)	2,000,000	2,195,788
Fayette County Development Authority–United States Soccer Federation Inc GA	5.25%		10/1/2054	BBB	(e)	3,250,000	3,536,426
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2034	AA		1,000,000	1,059,911

84	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2035	AA	$1,000,000	$1,056,837
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2037	AA	1,160,000	1,215,590
Illinois Finance Authority–Noble Network of Charter Schools	6.125%		9/1/2039	BBB	6,000,000	6,008,371
Indianapolis Local Public Improvement Bond Bank	5.00%		2/1/2031	AA-	7,120,000	7,125,982
Long Beach Bond Finance Authority CA	5.054% (3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A1	9,000,000	9,112,433
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A1	2,990,000	3,267,747
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A1	3,250,000	3,374,513
Michigan Finance Authority–Bradford Academy	4.30%		9/1/2030	NR	230,000	217,211
Michigan Finance Authority–Bradford Academy	4.80%		9/1/2040	NR	565,000	499,250
Michigan Finance Authority–Bradford Academy	5.00%		9/1/2050	NR	925,000	784,807
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	1,650,000	1,770,964
New Jersey Economic Development Authority–Friends of TEAM Academy Charter School Obligated Group	6.00%		10/1/2043	BBB	3,500,000	3,504,774
New Jersey Economic Development Authority–New Jersey Transit Corp	5.00%		11/1/2052	A2	11,375,000	12,253,966
Ridley School District PA (AGM), (ST AID WITHHLDG)	5.00%		11/15/2050	AA	5,000,000	5,345,542
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		5/15/2054	AA+	20,000,000	22,414,808
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,000,000	10,093,605
Washington State Convention Center Public Facilities District	4.00%		7/1/2048	BBB-	3,745,000	3,481,395
Total						152,503,738

Pre-Refunded 0.02%
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%		9/1/2038	A1	995,000	1,019,375

Single-Family Housing 0.17%
Pennsylvania Housing Finance Agency	5.00%		10/1/2050	AA+	7,725,000	8,062,223

See Notes to Financial Statements.	85

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax 1.52%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	$1,845,000	$1,884,905
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,115,000	3,166,836
Gramercy Farms Community Development District FL~	Zero Coupon	5/1/2039	NR	2,375,000	1,235,000
Gramercy Farms Community Development District FL(c)	5.25%	5/1/2039	NR	1,340,000	214	(g)
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,604,016
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	4,875,000	4,912,150
Irvine Facilities Financing Authority–City of Irvine Community Facilities District No 2013-3 CA Special Tax (BAM)	5.25%	9/1/2053	AA	8,000,000	9,016,629
New Jersey Economic Development Authority–NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	1,634,245	1,649,420
New York City Industrial Development Agency–Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	16,455,000	13,640,119
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2030	AA	1,500,000	1,503,121
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2031	AA	1,400,000	1,402,696
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,745,919
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%	10/1/2041	A2	11,195,000	12,504,199
State of Connecticut Special Tax Revenue	5.00%	8/1/2034	AA	3,600,000	3,651,346
State of Connecticut Special Tax Revenue	5.00%	1/1/2037	AA	7,000,000	7,418,801
State of Connecticut Special Tax Revenue	5.00%	1/1/2038	AA	4,250,000	4,496,951
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,000,000	280,000
Stone Canyon Community Improvement District MO(c)	5.75%	4/1/2027	NR	1,300,000	364,000
Total					72,476,322

Tax Revenue 4.36%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	BBB+	3,300,000	3,304,821
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%	12/1/2050	A+	13,615,000	13,159,886

86	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
Chicago Transit Authority Sales Tax Receipts Fund IL	5.25%	12/1/2049	AA	$13,245,000	$13,262,992
City of Sparks NV†	2.75%	6/15/2028	Baa2	455,000	445,395
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2042	AA	1,250,000	1,375,128
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,829,746
County of Miami-Dade Transit System FL	5.00%	7/1/2051	AA	12,405,000	13,391,602
Lower Colorado River Authority–LCRA Transmission Services Corp TX	6.00%	5/15/2052	A	1,700,000	1,930,739
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A	7,210,000	6,825,811
Metropolitan Pier & Exposition Authority IL	5.00%	6/15/2050	A	4,365,000	4,545,543
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A	10,535,000	8,570,886
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	6/15/2033	A	15,000,000	11,035,512
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A	10,000,000	6,364,334
Metropolitan Pier & Exposition Authority IL TCRS (BAM)	5.00%	6/15/2053	AA	915,000	933,271
New York Convention Center Development Corp.–New York City Hotel Unit Fee Revenue	5.00%	11/15/2040	A2	5,000,000	5,057,223
New York State Dormitory Authority	3.00%	3/15/2049	Aa1	2,480,000	2,032,665
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	3.00%	3/15/2042	Aa1	5,000,000	4,401,366
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	8,980,000	7,312,319
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	5.00%	3/15/2046	AA+	2,455,000	2,675,463
New York State Urban Development Corp.–State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+	5,775,000	4,916,798
New York State Urban Development Corp.–State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	9,590,000	8,075,639

See Notes to Financial Statements.	87

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Urban Development Corp.–State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	$6,495,000	$5,412,592
New York State Urban Development Corp.–State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	7,620,000	6,331,270
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	1,271,000	1,065,475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	2,122,000	1,639,824
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	2,549,000	1,808,155
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,523,000	622,262
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	11,598,000	11,592,281
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	5,253,000	5,250,410
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	39,000	38,678
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	12,847,000	12,886,544
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	10,500,000	11,751,222
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2052	AA+	10,335,000	11,432,875
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2057	AA+	2,500,000	2,748,705
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2062	AA+	10,655,000	11,676,004
Total					207,703,436

Taxable Revenue–Water & Sewer 1.19%
City of Chicago IL Waterworks Revenue(d)	5.50%	11/1/2062	AA	20,300,000	22,536,983
County of Miami-Dade Water & Sewer System Revenue FL	5.25%	10/1/2054	AA	2,960,000	3,303,707
New York City Municipal Water Finance Authority–New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	12,500,000	13,976,767
Oklahoma City Water Utilities Trust	5.25%	7/1/2064	AAA	7,500,000	8,324,799
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%	9/1/2048	AA	3,000,000	3,261,903

88	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Taxable Revenue–Water & Sewer (continued)
Washington Suburban Sanitary Commission MD	3.00%	6/1/2045	AAA		$6,165,000	$5,294,087
Total						56,698,246

Tobacco 2.02%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		44,815,000	42,235,686
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2051	BBB+		8,900,000	9,392,565
Michigan Finance Authority Tobacco Settlement Revenue	5.00%	6/1/2049	BBB+		2,445,000	2,524,667
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		20,000,000	1,371,614
Tobacco Securitization Authority of Northern California–Sacramento County Tobacco Securitization Corp	4.00%	6/1/2049	BBB+		2,850,000	2,724,828
Tobacco Securitization Authority of Southern California–San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		8,900,000	9,277,481
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB+		3,415,000	3,507,922
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		4,305,000	4,473,192
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		7,540,000	7,340,045
TSASC, Inc. NY	5.00%	6/1/2035	A-		1,390,000	1,439,820
TSASC, Inc. NY	5.00%	6/1/2045	CCC+		7,500,000	6,812,492
TSASC, Inc. NY	5.00%	6/1/2048	NR		5,550,000	5,015,556
Total						96,115,868

Transportation 23.25%
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon	10/1/2051	AA		5,000,000	2,934,442
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA		3,650,000	3,798,337
Bay Area Toll Authority CA	3.00%	4/1/2054	AA-		5,100,000	4,143,577
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		3,875,000	4,256,166
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		2,875,000	3,132,663
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2038	BB+	(e)	5,000,000	5,170,394
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(e)	2,500,000	2,562,332

See Notes to Financial Statements.	89

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Canaveral Port Authority FL	5.00%	6/1/2048	A3	$4,890,000	$5,040,478
Canaveral Port Authority FL AMT	5.00%	6/1/2045	A3	4,630,000	4,742,276
Central Texas Regional Mobility Authority	5.00%	1/1/2045	A+	4,500,000	4,568,834
Central Texas Turnpike System	5.00%	8/15/2033	A-	5,750,000	5,758,219
Central Texas Turnpike System	5.00%	8/15/2037	A-	3,630,000	3,635,189
Central Texas Turnpike System	5.00%	8/15/2042	A-	6,265,000	6,273,955
Charleston County Airport District SC AMT(f)	5.25%	7/1/2049	A+	3,500,000	3,825,942
Charleston County Airport District SC AMT(f)	5.25%	7/1/2054	A+	6,500,000	7,081,464
Chicago O’Hare International Airport–TRIPS Obligated Group IL AMT	5.00%	7/1/2048	BBB+	7,840,000	7,950,562
Chicago O’Hare International Airport IL	4.00%	1/1/2044	A+	11,315,000	11,215,979
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA	1,950,000	2,200,073
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA	1,470,000	1,652,139
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA	1,660,000	1,858,815
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+	9,375,000	9,523,856
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+	20,000,000	20,549,466
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2059	A+	6,000,000	6,644,001
City of Atlanta Department of Aviation GA	5.00%	7/1/2048	Aa3	5,200,000	5,715,639
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3	18,650,000	20,818,380
City of Charlotte Airport Revenue NC AMT	5.25%	7/1/2053	Aa3	4,325,000	4,679,800
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2053	AA	2,000,000	2,136,751
City of Houston Airport System Revenue–United Airlines Inc TX AMT	6.625%	7/15/2038	BB-	2,500,000	2,525,282
City of Los Angeles Department of Airports CA AMT	3.00%	5/15/2049	AA-	5,890,000	4,631,177
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	5,000,000	4,900,139
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2045	AA	6,410,000	6,694,462
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA	6,440,000	7,083,719
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A+	7,500,000	8,309,902
City of St. Louis Airport Revenue MO (AGM)	5.00%	7/1/2047	AA	7,500,000	7,728,620
Colorado Bridge & Tunnel Enterprise (AGM)	5.25%	12/1/2049	AA	3,825,000	4,302,739
Colorado Bridge & Tunnel Enterprise (AGM)	5.50%	12/1/2054	AA	4,250,000	4,856,853
County of Lee Airport Revenue FL AMT(f)	5.25%	10/1/2049	A2	6,200,000	6,763,225
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2028	A+	4,435,000	4,440,012

90	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2029	A+	$2,500,000	$2,502,825
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2035	A+	10,000,000	10,011,301
County of Osceola Transportation Revenue FL	4.00%	10/1/2054	BBB+	3,775,000	3,572,121
County of Osceola Transportation Revenue FL	5.00%	10/1/2039	BBB+	1,000,000	1,055,470
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	8,000,000	8,226,292
Delaware River Joint Toll Bridge Commission PA	5.00%	7/1/2047	A+	11,100,000	11,448,926
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2032	A+	4,200,000	3,195,715
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2037	A+	7,720,000	4,132,122
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2037	Baa2	1,000,000	1,020,078
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2041	Baa2	4,240,000	4,293,083
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	5,000,000	3,724,588
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	10,830,000	9,560,570
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	5,000,000	4,791,755
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	10,000,000	9,935,902
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2048	AA	1,250,000	1,356,218
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2053	AA	2,000,000	2,164,069
Greater Orlando Aviation Authority FL AMT	4.00%	10/1/2049	AA	6,375,000	6,207,971
Greenville-Spartanburg Airport District SC	5.25%	7/1/2054	A+	4,160,000	4,596,146
Kenton County Airport Board AMT	5.25%	1/1/2049	A1	8,500,000	9,252,664
Kenton County Airport Board AMT	5.25%	1/1/2054	A1	10,750,000	11,621,217
Louisiana Public Facilities Authority–Calcasieu Bridge Partners LLC AMT	5.50%	9/1/2059	Baa3	13,450,000	14,752,789
Louisiana Public Facilities Authority–Calcasieu Bridge Partners LLC AMT	5.75%	9/1/2064	Baa3	20,910,000	23,273,545

See Notes to Financial Statements.	91

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp.–City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	$2,000,000	$1,907,786
Maryland Economic Development Corp.–Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	5,000,000	5,124,245
Maryland Economic Development Corp.–Purple Line Transit Partners LLC AMT	5.25%		6/30/2047	Baa3	2,500,000	2,644,870
Maryland Economic Development Corp.–Purple Line Transit Partners LLC AMT	5.25%		6/30/2052	Baa3	2,760,000	2,900,977
Maryland Economic Development Corp.–Purple Line Transit Partners LLC AMT	5.25%		6/30/2055	Baa3	14,500,000	15,200,270
Maryland State Transportation Authority	5.00%		7/1/2051	Aa2	10,000,000	10,720,333
Maryland State Transportation Authority Passenger Facility Charge Revenue AMT	3.00%		6/1/2036	A+	7,310,000	6,728,150
Metropolitan Nashville Airport Authority TN AMT	5.00%		7/1/2049	A2	5,000,000	5,212,579
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	7,142,980
Metropolitan Transportation Authority NY	4.00%		11/15/2045	A-	4,675,000	4,637,015
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A-	9,825,000	9,628,699
Metropolitan Transportation Authority NY	4.00%		11/15/2049	A-	6,605,000	6,449,953
Metropolitan Transportation Authority NY	4.00%		11/15/2050	A-	6,500,000	6,326,014
Metropolitan Transportation Authority NY(d)	4.75%		11/15/2045	A-	13,890,000	14,365,007
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A-	4,265,000	4,416,918
Metropolitan Transportation Authority NY	5.00%	#(b)	11/15/2045	A3	2,700,000	2,958,788
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A-	4,680,000	4,911,549
Metropolitan Transportation Authority NY	5.25%		11/15/2044	A-	12,180,000	12,196,344
Metropolitan Transportation Authority NY	5.25%		11/15/2049	A-	15,750,000	17,335,343
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A-	10,850,000	11,487,110
Metropolitan Transportation Authority NY(d)	5.25%		11/15/2055	A3	6,610,000	6,996,196
Metropolitan Washington Airports Authority Aviation Revenue DC	5.50%		10/1/2054	AA-	7,000,000	7,762,789
Minneapolis–St. Paul Metropolitan Airports Commission AMT	5.00%		1/1/2047	A+	3,000,000	3,146,667
Minneapolis-St. Paul Metropolitan Airports Commission AMT	5.25%		1/1/2049	A+	15,000,000	16,376,541
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2045	A2	23,630,000	23,738,084
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2045	A2	5,000,000	5,367,114

92	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2050	A2	$15,155,000	$16,990,712
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	2,000,000	2,253,312
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	9,000,000	10,183,232
New York City Transitional Development Corp.–JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3	21,750,000	22,737,789
New York City Transitional Development Corp.–JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3	18,500,000	20,228,988
New York State Thruway Authority–New York State Thruway Authority	5.25%	1/1/2056	A1	7,455,000	7,579,601
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3	5,210,000	5,212,891
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2029	Baa3	2,955,000	3,080,336
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2030	Baa3	4,440,000	4,621,299
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3	12,450,000	12,874,265
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3	11,100,000	11,434,030
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	21,000,000	21,801,635
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa3	7,000,000	7,612,885
New York Transportation Development Corp.–Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa3	16,530,000	18,706,317
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	5,840,000	6,212,058
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	3,270,000	3,431,427
New York Transportation Development Corp.–JFK NTO LLC	5.50%	6/30/2060	Baa3	34,685,000	37,106,797
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	12,365,000	12,011,342
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,440,000	2,286,289
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	19,245,000	19,246,007

See Notes to Financial Statements.	93

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.–Laguardia Gateway Partners LLC (AGM) AMT	4.00%	1/1/2051	AA	$4,740,000	$4,531,733
North Carolina Turnpike Authority	5.00%	1/1/2043	BBB	1,150,000	1,213,880
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2037	AA	8,255,000	8,348,507
North Texas Tollway Authority	5.00%	1/1/2048	A+	5,000,000	5,162,093
Northern Indiana Commuter Transportation District IN	5.00%	1/1/2054	A+	4,750,000	5,132,686
Northern Indiana Commuter Transportation District IN	5.25%	1/1/2049	A+	4,150,000	4,621,994
Oklahoma Turnpike Authority	5.50%	1/1/2053	AA-	7,500,000	8,347,563
Pennsylvania Economic Development Financing Authority–Commonwealth of Pennsylvania Motor License Fund AMT (AGM)	5.75%	12/31/2062	AA	8,100,000	9,141,803
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A2	3,425,000	3,481,061
Pennsylvania Turnpike Commission	5.00%	6/1/2029	A2	9,000,000	9,234,017
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	AA-	6,250,000	6,971,007
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	4,000,000	4,439,540
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	AA-	3,250,000	3,598,216
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	5,000,000	5,524,866
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	6,950,000	7,125,130
Port Authority of New York & New Jersey AMT	5.00%	1/15/2052	AA-	13,855,000	14,661,239
Port Authority of New York & New Jersey AMT	5.00%	12/1/2053	AA-	7,100,000	7,537,635
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,940,000	4,325,559
Port Authority of New York & New Jersey NY	4.00%	7/15/2061	AA-	10,000,000	9,459,111
Port of Portland Airport Revenue–Port of Portland OR Airport Revenue OR AMT	5.25%	7/1/2054	AA-	11,000,000	11,995,071
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	2,000,000	2,003,210
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2049	AA-	5,000,000	5,157,326
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,953,401
Reno-Tahoe Airport Authority NV AMT	5.25%	7/1/2049	A	2,100,000	2,285,350

94	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Reno-Tahoe Airport Authority NV AMT	5.25%		7/1/2054	A	$2,340,000	$2,526,300
San Diego County Regional Airport Authority CA	5.00%		7/1/2051	A2	15,475,000	16,820,246
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2053	A1	5,330,000	5,678,273
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2049	A1	9,400,000	10,311,918
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	1,600,000	1,606,717
State of Florida Department of Transportation Turnpike System Revenue	3.00%		7/1/2051	AA	11,745,000	9,455,990
State of Maryland Department of Transportation–Maryland Aviation Administration AMT	4.00%		8/1/2051	A1	10,000,000	9,570,824
State of Michigan Trunk Line Revenue	5.50%		11/15/2049	AA+	15,000,000	17,211,607
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	5,000,000	5,500,269
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2058	AA+	7,300,000	8,058,430
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	6,685,000	7,157,767
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2054	AA	17,585,000	19,230,105
Wayne County Airport Authority–Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2039	A1	1,700,000	1,701,584
Wayne County Airport Authority–Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2042	A1	1,200,000	1,232,901
Wayne County Airport Authority–Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2046	A1	2,825,000	2,982,272
Total						1,106,391,960

Utilities 12.97%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	1,500,000	1,576,681
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	11,660,000	11,772,457
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1	15,600,000	15,728,560
Black Belt Energy Gas District AL	5.00%	#(b)	5/1/2055	Aa3	5,000,000	5,445,206
Black Belt Energy Gas District AL	5.25%	#(b)	5/1/2055	A1	3,750,000	4,134,620
Black Belt Energy Gas District AL	5.50%	#(b)	6/1/2049	A2	9,450,000	10,228,632

See Notes to Financial Statements.	95

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Black Belt Energy Gas District AL	5.50%	#(b)	11/1/2053	A2	$6,665,000	$7,183,584
California Community Choice Financing Authority	5.00%	#(b)	1/1/2055	A1	16,250,000	17,852,247
California Community Choice Financing Authority(d)	5.25%		11/1/2054	A2	14,000,000	15,210,873
California Pollution Control Financing Authority–Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	2,200,000	2,313,167
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	500,000	523,669
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,730,839
Chautauqua County Capital Resource Corp.–NRG Energy Inc NY	4.25%	#(b)	4/1/2042	BBB-	5,000,000	5,142,923
City of Baltimore MD	5.00%		7/1/2039	A1	4,750,000	4,761,476
City of Baltimore MD(d)	5.25%		7/1/2047	AA-	7,190,000	7,911,563
City of Baltimore MD(d)	5.25%		7/1/2052	AA-	12,190,000	13,413,346
City of Chicago Waterworks Revenue IL	5.00%		11/1/2036	A+	1,775,000	1,860,974
City of Chicago Waterworks Revenue IL	5.00%		11/1/2039	A+	3,455,000	3,467,546
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	3,000,000	3,147,104
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	2,500,000	2,616,645
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,614,575
City of Fort Lauderdale Water & Sewer Revenue FL	5.50%		9/1/2053	AA+	5,000,000	5,689,186
City of Philadelphia Water & Wastewater Revenue PA	5.00%		7/1/2030	A+	3,355,000	3,401,990
City of Philadelphia Water & Wastewater Revenue PA	5.25%		10/1/2052	A+	6,610,000	6,882,794
City of Rock Hill Combined Utility System Revenue SC	5.00%		1/1/2054	A+	1,125,000	1,220,849
City of Rock Hill Combined Utility System Revenue SC	5.00%		1/1/2064	A+	12,250,000	13,185,181
City of San Antonio Electric & Gas Systems Revenue–City of San Antonio TX Electric & Gas Systems Revenue TX	5.00%		2/1/2054	Aa2	15,710,000	17,091,303
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2049	Aa2	2,000,000	2,289,107
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	10,880,000	12,310,328

96	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	$7,000,000	$7,910,000
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	20,345,000	22,171,466
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	14,150,000	15,591,779
County of Washoe–Sierra Pacific Power Co NV	4.125%	#(b)	3/1/2036	A	2,500,000	2,539,329
Energy Southeast A Cooperative District AL	5.25%	#(b)	7/1/2054	A1	22,500,000	24,924,204
Energy Southeast A Cooperative District AL	5.75%	#(b)	4/1/2054	A1	10,710,000	12,173,762
Florida Development Finance Corp.–Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	1,500,000	1,566,160
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	13,446,212
JEA Water & Sewer System Revenue FL	5.50%		10/1/2054	AA+	5,000,000	5,653,578
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,125,843
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,111,872
Kentucky Public Energy Authority	4.00%	#(b)	8/1/2052	A1	15,500,000	15,920,126
Kentucky Public Energy Authority	5.25%	#(b)	4/1/2054	A1	26,455,000	29,419,738
Los Angeles Department of Water & Power CA	5.00%		7/1/2053	Aa2	9,000,000	9,993,174
Lower Colorado River Authority–LCRA Transmission Services Corp TX	5.00%		5/15/2040	A	2,970,000	2,993,228
Lower Colorado River Authority–LCRA Transmission Services Corp TX (AGM)	5.25%		5/15/2054	AA	9,000,000	9,928,097
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	17,500,000	17,478,499
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	14,205,000	14,482,374
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2052	A3	13,400,000	14,179,612
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2054	A3	11,000,000	11,878,877
Michigan Finance Authority–Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+	1,980,000	2,005,223
Municipal Electric Authority of Georgia	5.00%		1/1/2033	A2	1,910,000	1,917,946
Municipal Electric Authority of Georgia(f)	5.25%		1/1/2049	A2	3,250,000	3,598,220
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,100,000	1,188,274
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,750,000	1,895,582
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2053	AA	2,300,000	2,473,053

See Notes to Financial Statements.	97

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Utilities (continued)
Municipal Electric Authority of Georgia (BAM)(f)	5.25%		1/1/2054	AA		$5,000,000	$5,530,084
New York City Municipal Water Finance Authority–New York City Water & Sewer System NY	3.50%		6/15/2048	AA+		5,000,000	4,636,073
New York City Municipal Water Finance Authority–New York City Water & Sewer System NY	5.25%		6/15/2047	AA+		4,500,000	5,047,051
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A+		4,000,000	4,020,256
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2035	AA		1,000,000	1,033,013
Patriots Energy Group Financing Agency SC	5.25%	#(b)	2/1/2054	Aa1		10,000,000	11,001,976
Patriots Energy Group Financing Agency SC	5.25%	#(b)	10/1/2054	A1		15,000,000	16,296,883
Philadelphia Gas Works Co.–Philadelphia Gas Works Co	5.25%		8/1/2049	A		13,000,000	14,458,115
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		5,000,000	4,801,281
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3		3,750,000	3,977,773
South Carolina Public Service Authority	5.25%		12/1/2049	A-		4,095,000	4,540,687
South Carolina Public Service Authority	5.50%		12/1/2054	A-		6,780,000	7,638,313
Southeast Alabama Gas Supply District AL	5.00%	#(b)	6/1/2049	A1		10,000,000	10,995,745
Southeast Alabama Gas Supply District AL	5.00%	#(b)	8/1/2054	Aa3		13,750,000	14,951,326
Southeast Energy Authority A Cooperative District AL	5.50%	#(b)	1/1/2053	A1		5,000,000	5,456,267
Southern California Public Power Authority	5.161% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		3,090,000	3,034,389
Southern California Public Power Authority–City of Anaheim Electric System Revenue CA	5.00%	#(b)	4/1/2055	A2		5,500,000	5,956,951
Tennergy Corp. TN	5.50%	#(b)	10/1/2053	Baa1		6,000,000	6,548,559
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(e)	10,550,000	10,993,416
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(b)	1/1/2054	A1		5,000,000	5,689,839
Texas Water Development Board–State Water Implementation Revenue Fund for Texas	4.00%		10/15/2037	AAA		7,760,000	7,939,976
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2049	A-	(e)	1,310,000	1,349,980
Total							617,171,606
Total Municipal Bonds (cost $4,646,170,885)							4,784,289,116

98	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

Investments	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.04%

VARIABLE RATE DEMAND NOTES 2.04%

Education 0.17%
Connecticut State Health & Educational Facilities Authority–Yale University	3.600%	10/1/2024	7/1/2042	AAA	$2,500,000	$2,500,000
Philadelphia Authority for Industrial Development–Thomas Jefferson University Obligated PA	3.950%	10/1/2024	9/1/2050	A	5,475,000	5,475,000
Total						7,975,000

General Obligation 0.96%
City of New York NY GO	4.050%	10/1/2024	3/1/2040	AA	7,600,000	7,600,000
City of New York NY GO	4.050%	10/1/2024	10/1/2046	AA	1,700,000	1,700,000
City of New York NY GO	4.150%	10/1/2024	4/1/2042	AA	16,200,000	16,200,000
City of New York NY GO	4.150%	10/1/2024	4/1/2042	AA	10,600,000	10,600,000
City of New York NY GO	4.150%	10/1/2024	12/1/2047	AA	9,615,000	9,615,000
Total						45,715,000

Taxable Revenue–Water & Sewer 0.42%
Los Angeles Department of Water & Power Water System Revenue CA	3.000%	10/1/2024	7/1/2045	Aa2	18,600,000	18,600,000
New York City Municipal Water Finance Authority–New York City Water & Sewer System NY	4.000%	10/15/2024	6/15/2049	AA+	1,610,000	1,610,000
Total						20,210,000

Utilities 0.49%
Development Authority of Appling County–Georgia Power Co	4.400%	10/1/2024	9/1/2041	A	20,635,000	20,635,000
Los Angeles Department of Water & Power–Los Angeles Department of Water & Power Power System Revenue CA	2.650%	10/1/2024	7/1/2035	Aa2	2,455,000	2,455,000
Total						23,090,000
Total Short-Term Investments (cost $96,990,000)						96,990,000
Total Investments in Securities 102.56% (cost $4,743,160,885)						4,881,279,116
Other Assets and Liabilities – Net(i) (2.56)%						(122,053,592)
Net Assets 100.00%						$4,759,225,524

See Notes to Financial Statements.	99

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2024

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NATL	Insured by–National Public Finance Guarantee Corporation.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $209,670,785, which represents 4.41% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	Municipal Bonds Held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) to Financial Statements for details of Municipal Bonds Held in Trust.
(e)	This investment has been rated by Fitch IBCA.
(f)	Securities purchased on a when-issued basis (See Note 2(g)).
(g)	Level 3 Investment as described in Note 2(i) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2024	306	Short	$(38,073,191)	$(38,001,375)	$71,816

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Special Tax	$–	$72,476,108	$214	$72,476,322
Remaining Industries	–	4,711,812,794	–	4,711,812,794
Short-Term Investments
Variable Rate Demand Notes	–	96,990,000	–	96,990,000
Total	$–	$4,881,278,902	$214	$4,881,279,116
Other Financial Instruments
Futures Contracts
Assets	$71,816	$–	$–	$71,816
Liabilities	–	–	–	–
Total	$71,816	$–	$–	$71,816

100	See Notes to Financial Statements.

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2024

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	101

Schedule of Investments

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.28%

CORPORATE BONDS 0.12%

Health Care Services 0.12%
Care New England Health System (cost $4,790,627)	5.50%		9/1/2026			$5,000,000	$4,850,000

MUNICIPAL BONDS 99.16%

Corporate-Backed 18.58%
Allegheny County Industrial Development Authority-United States Steel Corp PA	5.125%		5/1/2030	BB-		3,990,000	4,360,558
Arkansas Development Finance Authority-Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2		35,135,000	34,977,304
Arkansas Development Finance Authority-Hybar LLC AMT†	6.875%		7/1/2048	NR		10,250,000	11,362,208
Arkansas Development Finance Authority-Hybar LLC AMT†	7.375%		7/1/2048	NR		16,000,000	17,829,923
Arkansas Development Finance Authority-United States Steel Corp AMT	5.45%		9/1/2052	BB-		18,000,000	18,878,897
Arkansas Development Finance Authority-US Steel Corp AMT	5.70%		5/1/2053	BB-		17,250,000	18,374,320
Avenir Community Development District FL	5.375%		5/1/2043	NR		3,230,000	3,329,007
Avenir Community Development District FL	5.625%		5/1/2054	NR		3,830,000	3,973,088
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,833,332
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	4,423,725
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		3,800,000	3,851,041
Calhoun County Navigation Industrial Development Authority-Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR		7,800,000	6,681,906
California Infrastructure & Economic Development Bank-DesertXpress Enterprises LLC AMT†	8.00%	#(b)	1/1/2050	NR		12,000,000	12,359,054
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3		3,025,000	3,029,684
City of Henderson-Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		10,500,000	10,537,705
City of Houston Airport System Revenue-United Airlines Inc TX AMT	4.00%		7/15/2041	BB-	(c)	4,475,000	4,405,405

102	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2028	BB-	$5,000,000	$5,174,205
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	18,325,000	18,333,356
City of Valparaiso-Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	2,000,000	2,102,471
City of Valparaiso-Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR	6,100,000	6,379,981
Crosswinds East Community Development District FL	5.50%		5/1/2044	NR	1,000,000	1,034,860
Crosswinds East Community Development District FL	5.75%		5/1/2054	NR	1,500,000	1,547,856
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	635,424
Downtown Doral South Community Development District FL†	5.00%		12/15/2048	NR	1,500,000	1,522,229
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	9,000,000	9,252,407
Grapevine Wash Local District-Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	8,034,265
Greater Orlando Aviation Authority-JetBlue Airways Corp FL	5.00%		11/15/2036	NR	5,570,000	5,573,431
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR	1,840,000	1,927,016
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.875%		5/1/2055	NR	4,000,000	4,179,134
Hoover Industrial Development Board-United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	17,770,000	18,754,705
Illinois Finance Authority-LRS Holdings LLC AMT†	7.375%	#(b)	9/1/2042	NR	10,000,000	11,830,642
Indiana Finance Authority-United States Steel Corp AMT	6.75%		5/1/2039	BB-	3,500,000	4,066,265
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	18,950,000	18,971,163
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%	#(b)	12/1/2050	AA+	9,145,000	10,720,287
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	23,370,000	27,395,637
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(b)	12/1/2053	Ba1	12,500,000	12,830,230

See Notes to Financial Statements.	103

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH AMT†	3.50%		12/1/2051	Ba1	$4,200,000	$3,370,418
Louisiana Public Facilities Authority-Waste Pro USA Inc AMT†	6.75%	#(b)	10/1/2053	NR	2,000,000	2,176,770
Louisiana Public Facilities Authority-Waste Pro USA Inc LA†	6.50%	#(b)	10/1/2053	NR	3,745,000	4,043,784
Maricopa County Industrial Development Authority-Commercial Metals Co AZ†	4.00%		10/15/2047	BB+	8,080,000	7,427,921
Maryland Economic Development Corp.(d)	5.00%		12/1/2016	NR	3,430,000	2,225,213
Miami-Dade County Industrial Development Authority-CFC MB I LLC FL†	6.25%		1/1/2059	NR	8,000,000	8,214,064
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	12,915,000	12,974,964
Mobile County Industrial Development Authority-AM/NS Calvert LLC AL	5.00%		6/1/2054	BBB-	16,750,000	17,402,349
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B	1,250,000	1,250,005
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.875%		11/1/2042	B	17,000,000	16,888,254
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB-	14,760,000	14,777,249
New Jersey Economic Development Authority-United Airlines Inc	5.50%		6/1/2033	BB-	6,960,000	7,007,324
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	4,290,000	4,291,918
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR	16,700,000	16,710,701
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	5,100,000	5,106,777
New York Liberty Development Corp.-3 World Trade Center LLC†	5.375%		11/15/2040	NR	5,000,000	5,006,004
New York Liberty Development Corp.-7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	2,500,000	2,059,821
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(b)	12/1/2044	B+	2,000,000	1,971,668
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B+	1,000,000	1,052,901
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+	1,330,000	1,332,476
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+	21,495,000	21,525,048

104	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	$8,185,000	$8,769,229
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	9,165,000	9,835,872
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa3	10,500,000	11,093,751
Niagara Area Development Corp.-Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	10,000,000	9,727,497
Normandy Community Development District Assessment Area One FL†	5.30%		5/1/2044	NR	1,500,000	1,510,672
Normandy Community Development District Assessment Area One FL†	5.55%		5/1/2054	NR	2,500,000	2,511,601
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	33,290,000	33,315,297
Parish of Beauregard-OfficeMax Inc LA	6.80%		2/1/2027	NR	5,000,000	5,011,754
Parish of St. James-NuStar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB+	1,000,000	1,013,573
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB+	6,375,000	7,136,489
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB+	2,750,000	3,085,943
Parish of St. James-NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	5,000,000	5,566,058
Parish of St. James-NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	7,690,000	8,560,597
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	1,375,000	1,280,696
Pennsylvania Economic Development Financing Authority-CONSOL Energy Inc AMT†	9.00%	#(b)	4/1/2051	BB	4,250,000	4,897,463
Pennsylvania Economic Development Financing Authority-New NGC Inc AMT	5.50%		11/1/2044	NR	1,000,000	1,000,745
Polk County Industrial Development Authority-Mineral Development LLC FL†	5.875%		1/1/2033	NR	7,020,000	6,342,927
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.125%		1/1/2044	NR	500,000	522,243
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.25%		1/1/2054	NR	19,750,000	20,661,413
Prairie Center Metropolitan District No 3	5.875%		12/15/2046	NR	3,125,000	3,410,716
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	24,745,000	21,326,206
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	11,002,903

See Notes to Financial Statements.	105

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority WI†	5.375%		12/15/2032	NR	$3,500,000	$3,511,144
Public Finance Authority WI†	5.50%		12/15/2028	NR	11,000,000	11,068,192
Southwestern Illinois Development Authority-United States Street Corp	5.75%		8/1/2042	BB-	2,500,000	2,502,626
Spring Valley Community Infrastructure District No. 1 ID†	6.25%		9/1/2053	NR	7,000,000	7,482,208
Town of Rumford-OfficeMax Inc ME	6.875%		10/1/2026	NR	1,500,000	1,503,572
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.00%	#(b)	6/1/2035	B+	6,750,000	6,802,030
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		12/1/2035	NR	2,700,000	2,705,165
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	22,035,000	22,610,777
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(b)	6/1/2052	B+	9,000,000	9,207,615
Village Community Development District No 15 Series 2024 Special Assessment FL†(e)	4.80%		5/1/2055	NR	7,250,000	7,349,325
Village Community Development District No. 15 FL†	5.25%		5/1/2054	NR	4,120,000	4,299,608
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(b)	1/1/2048	B	3,150,000	3,150,555
West Pace Cooperative District AL(d)	9.125%		5/1/2039	NR	13,770,000	10,465,200
West Virginia Economic Development Authority-Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	BBB	4,000,000	4,057,556
Total						761,587,568

Education 7.25%
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	5.625%		7/1/2048	BB+	2,235,000	2,270,364
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	5.75%		7/1/2053	BB+	3,000,000	3,050,888
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.75%		6/15/2049	Ba2	915,000	916,780
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.875%		6/15/2054	Ba2	1,100,000	1,104,208

106	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Education (continued)
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.875%	6/15/2059	Ba2		$1,000,000	$1,002,566
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.00%	6/15/2064	Ba2		1,400,000	1,404,460
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2052	BB		1,250,000	1,334,360
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2062	BB		3,750,000	3,995,386
California Educational Facilities Authority-St Mary’s College of California	5.25%	10/1/2044	BBB-		600,000	648,845
California Educational Facilities Authority-St Mary’s College of California	5.50%	10/1/2053	BBB-		2,200,000	2,376,484
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+		11,500,000	11,246,909
California Municipal Finance Authority-Westside Neighborhood School†	6.20%	6/15/2054	BB		2,650,000	2,873,431
California Municipal Finance Authority-Westside Neighborhood School†	6.375%	6/15/2064	BB		5,000,000	5,446,984
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,535,000	2,741,046
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2039	NR		1,950,000	1,953,327
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2049	NR		9,815,000	9,677,260
Capital Trust Agency, Inc.-Southeastern University Obligated Group FL†	6.375%	5/1/2053	BB		6,150,000	6,339,973
Capital Trust Authority-Kipp Miami Obligated Group FL†	5.625%	6/15/2044	BB		815,000	857,283
Capital Trust Authority-Kipp Miami Obligated Group FL†	6.00%	6/15/2054	BB		1,155,000	1,221,957
Capital Trust Authority-Kipp Miami Obligated Group FL†	6.125%	6/15/2060	BB		800,000	847,457
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(c)	8,500,000	9,491,579
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,691,714

See Notes to Financial Statements.	107

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Chicago Board of Education IL GO	4.00%	12/1/2043	BB+	$2,975,000	$2,736,481
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+	29,045,000	25,849,243
Chicago Board of Education IL GO	5.00%	12/1/2036	BB+	4,000,000	4,087,435
City of Jacksonville-Jacksonville University FL†	5.00%	6/1/2053	NR	6,500,000	6,344,775
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.00%	8/1/2044	NR	1,000,000	1,044,849
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.25%	8/1/2049	NR	1,195,000	1,251,600
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.25%	8/1/2056	NR	2,000,000	2,083,145
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.75%	8/15/2045	NR	6,500,000	6,592,854
Colorado Educational & Cultural Facilities Authority†	5.75%	4/1/2059	BB	2,250,000	2,349,860
Colorado Educational & Cultural Facilities Authority†	5.80%	4/1/2054	BB	3,200,000	3,370,988
Columbus-Franklin County Finance Authority-Ohio Dominican University	6.50%	3/1/2048	NR	4,920,000	3,439,043
Columbus-Franklin County Finance Authority-Ohio Dominican University	6.50%	3/1/2053	NR	3,500,000	2,386,723
County of Tuscarawas-Ashland University OH	6.00%	3/1/2045	NR	5,000,000	5,007,983
Development Authority Of The City of Marietta-Life University Inc GA†	5.00%	11/1/2047	Ba3	8,000,000	8,029,110
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%	11/1/2037	Ba3	13,000,000	13,218,379
Florida Development Finance Corp.-Renaissance Charter School Inc†	6.75%	6/15/2053	NR	8,000,000	8,880,510
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2040	NR	1,505,000	1,477,376
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	8,913,107
Illinois Finance Authority-DePaul College Prep†	5.50%	8/1/2043	BB+	1,360,000	1,490,324
Illinois Finance Authority-DePaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,867,738

108	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2045	BB	$7,200,000	$7,213,217
Louisiana Public Facilities Authority-Loyola University New Orleans	5.25%	10/1/2053	Baa1	14,000,000	14,752,303
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.25%	7/1/2044	NR	3,490,000	3,681,813
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.50%	7/1/2054	NR	5,660,000	5,948,932
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.625%	7/1/2059	NR	3,125,000	3,297,261
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.75%	7/1/2063	NR	1,000,000	1,059,185
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.25%	10/1/2040	NR	3,000,000	2,896,129
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	7,449,413
Middlesex County Improvement Authority-Rutgers The State University of New Jersey(f)	5.00%	8/15/2053	Aa3	15,000,000	16,566,916
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	3,725,000	3,894,147
Public Finance Authority-Mater Academy of Nevada WI†(e)	5.00%	12/15/2044	BB	500,000	513,500
Public Finance Authority-Mater Academy of Nevada WI†(e)	5.00%	12/15/2054	BB	2,000,000	2,036,212
Public Finance Authority-UMA Education Inc WI†	5.00%	10/1/2034	BB+	2,610,000	2,704,480
Public Finance Authority-UMA Education Inc WI†	5.00%	10/1/2039	BB+	8,250,000	8,440,280
Public Finance Authority-Wingate University WI	5.25%	10/1/2043	BBB-	2,000,000	1,978,445
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†(e)	5.00%	6/15/2054	NR	1,050,000	1,060,001
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†(e)	5.00%	6/15/2059	NR	1,050,000	1,057,037

See Notes to Financial Statements.	109

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†(e)	5.00%		6/15/2064	NR	$1,080,000	$1,084,183
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.75%		6/15/2058	NR	19,000,000	20,006,210
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.25%		7/1/2059	BBB	2,250,000	2,496,752
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	2,000,000	2,222,138
Total						297,273,338

Energy 0.08%
PEFA, Inc. IA	5.00%	#(b)	9/1/2049	A3	3,180,000	3,271,179

General Obligation 10.10%
American Samoa Economic Development Authority	6.625%		9/1/2035	Ba3	2,275,000	2,328,277
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,631,273
Black Belt Energy Gas District AL	5.25%	#(b)	2/1/2053	A1	17,500,000	18,777,656
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	20,500,000	22,160,197
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	11,150,000	10,476,702
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	5,000,000	5,226,986
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	5,170,000	5,377,409
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	2,500,000	2,598,833
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	1,500,000	1,554,394
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	10,032,779
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	6,750,000	7,467,534
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	5,422,683
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	5,000,000	5,204,560
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,193,961
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	3,840,000	3,946,015
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	6,560,000	7,098,825
City of Chicago IL GO	5.00%		1/1/2044	BBB+	4,060,000	4,279,419
City of Chicago IL GO	5.00%		1/1/2045	BBB+	8,800,000	9,249,098
City of Chicago IL GO	5.25%		1/1/2045	BBB+	8,425,000	9,029,798

110	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
City of Chicago IL GO	5.50%		1/1/2030	BBB+	$3,435,000	$3,446,931
City of Chicago IL GO	5.50%		1/1/2033	BBB+	3,305,000	3,316,202
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,000,000	1,002,822
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,348,167
City of Chicago IL GO	5.50%		1/1/2049	BBB+	9,090,000	9,492,176
City of Chicago IL GO	6.00%		1/1/2038	BBB+	18,085,000	18,909,030
City of New Haven CT GO	5.50%		8/1/2037	A-	1,280,000	1,368,262
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	11,703,676	7,548,871
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	19,134,000	18,512,514
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	47,163,156	44,565,216
County of Pasco-State of Florida Cigarette Tax Revenue (AGM)	5.75%		9/1/2054	AA	2,000,000	2,265,766
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2052	Baa2	4,750,000	4,869,527
Grapevine Wash Local District-Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%		3/1/2055	NR	14,000,000	14,055,643
Idaho Falls Auditorium District COPS†	5.25%		5/15/2051	NR	12,420,000	12,557,850
Main Street Natural Gas, Inc. GA	5.00%	#(b)	6/1/2053	A3	4,000,000	4,273,084
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	2,000,000	2,216,981
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	3,975,000	4,399,726
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	4,000,000	4,398,504
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	3,000,000	3,294,000
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%		6/15/2041	A2	1,500,000	1,712,639
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%		6/15/2042	A2	1,000,000	1,136,857
New York State Urban Development Corp.-State of New York Sales Tax Revenue	3.00%		3/15/2049	Aa1	10,000,000	8,193,666
Pajaro Valley Health Care District CA GO	5.00%		9/1/2054	Ba2	7,250,000	7,702,005
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	6.00%		6/30/2061	Baa2	23,480,000	26,554,981
Puerto Rico Public Finance Corp.	Zero Coupon		8/1/2031	NR	12,250,000	122	(g)
State of Illinois GO	5.00%		12/1/2048	A-	7,190,000	7,730,007

See Notes to Financial Statements.	111

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.25%	5/1/2045	A-	$2,500,000	$2,766,414
State of Illinois GO	5.25%	5/1/2047	A-	1,500,000	1,652,442
State of Illinois GO	5.25%	5/1/2048	A-	1,500,000	1,648,853
State of Illinois GO	5.25%	5/1/2049	A-	1,750,000	1,919,460
State of Illinois GO	5.50%	5/1/2039	A-	8,280,000	9,106,455
State of Illinois GO	5.50%	10/1/2039	A-	4,000,000	4,542,092
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,863,290
State of Illinois GO	5.50%	3/1/2047	A-	15,270,000	16,819,028
State of Illinois GO	5.50%	5/1/2047	A-	6,000,000	6,618,752
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,120,000	1,154,377
University City Industrial Development Authority MO	5.50%	6/15/2042	NR	6,000,000	6,170,700
Total					414,189,811

Health Care 19.93%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB	4,000,000	4,003,087
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB	3,300,000	3,276,342
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	1,005,686
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB	5,195,000	5,608,236
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB	8,350,000	8,958,356
Atlanta Development Authority-Georgia ProtonCare Center Inc(d)	6.00%	1/1/2023	NR	2,000,000	900,000
Atlanta Development Authority-Georgia ProtonCare Center Inc(d)	6.75%	1/1/2035	NR	1,500,000	675,000
Atlanta Development Authority-Georgia ProtonCare Center Inc(d)	7.00%	1/1/2040	NR	4,000,000	1,800,000
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	23,200,000	14,791,373
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR	43,616,000	43,237,867
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR	3,097,087	3,367,537

112	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR	$156,745	$170,433
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR	6,180,243	6,325,790
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR	313,491	313,490
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%	12/1/2040	BB	4,880,000	4,751,918
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%	12/1/2045	BB	910,000	865,774
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	4.00%	7/1/2046	BB-	20,000,000	17,353,524
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2040	B-	11,020,000	10,959,775
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	3.00%	2/1/2046	A3	5,000,000	3,982,233
California Public Finance Authority-Kendal At Ventura†	10.00%	5/15/2028	NR	6,500,000	7,681,196
California Public Finance Authority-Kendal At Ventura†	12.00%	5/15/2028	NR	1,000,000	1,243,157
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB	3,080,000	3,179,746
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB	1,700,000	1,724,865
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2046	BB	6,000,000	6,070,855
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB	12,840,000	12,840,520
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB	29,545,000	29,921,844
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	13,255,000	13,270,345

See Notes to Financial Statements.	113

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB		$17,750,000	$18,395,140
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(d)	5.50%	7/1/2039	NR		26,376	24,793
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(d)	5.75%	7/1/2024	NR		6,458	6,071
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(d)	5.75%	7/1/2035	NR		12,917	12,142
Capital Trust Authority-Convivial St Petersburg LLC FL†(e)	12.00%	10/3/2029	NR		6,000,000	6,000,078
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2037	BB-	(c)	4,000,000	3,597,090
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2046	BB-	(c)	4,100,000	3,384,019
City of Blaine-Crest View Obligated Group MN	6.125%	7/1/2050	NR		5,000,000	2,750,000
City of Colby KS-Citizens Medical Center Inc	5.50%	7/1/2026	NR		7,400,000	7,462,181
City of Fruita Healthcare Revenue-Lower Valley Hospital Association Obligated Group CO†	5.375%	1/1/2033	NR		3,400,000	3,449,609
City of Fruita Healthcare Revenue-Lower Valley Hospital Association Obligated Group CO†	5.50%	1/1/2048	NR		16,350,000	16,523,297
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2049	BBB+		5,000,000	5,070,362
City of Wichita-Presbyterian Manors Obligated Group KS(e)	5.25%	5/15/2039	NR		1,500,000	1,505,541
City of Wichita-Presbyterian Manors Obligated Group KS(e)	5.75%	5/15/2045	NR		2,000,000	2,017,472
City of Wichita-Presbyterian Manors Obligated Group KS(e)	5.875%	5/15/2050	NR		2,000,000	2,006,437
County of Cuyahoga-MetroHealth System OH	5.50%	2/15/2057	BBB		4,900,000	5,006,205
County of Howard-Columbia Vantage House Corp MD	5.00%	4/1/2044	NR		1,955,000	1,884,242

114	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
County of Howard-Columbia Vantage House Corp MD	5.00%	4/1/2046	NR		$7,000,000	$6,663,478
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+		2,765,000	2,765,564
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+		20,000,000	19,999,700
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		15,100,000	16,775,901
County of Wilson-Wilson County Hospital KS	5.60%	9/1/2036	NR		3,530,000	3,043,905
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR		2,225,000	2,251,645
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR		2,600,000	2,621,849
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		3,700,000	3,702,262
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR		2,000,000	2,193,275
Duluth Economic Development Authority-Essentia Health Obligated Group MN	5.25%	2/15/2058	A-		12,000,000	12,348,568
Duluth Economic Development Authority-St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-		5,500,000	6,005,671
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR		1,500,000	1,434,183
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2040	NR		3,000,000	2,759,467
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2049	BB+		7,500,000	8,535,277
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2053	BB+		8,000,000	9,089,770
Harris County Cultural Education Facilities Finance Corp.-Brazos Presbyterian Homes Obligated Group TX	5.125%	1/1/2048	BB+	(c)	1,655,000	1,655,376
Holmes County Hospital Corp. FL(d)	5.75%	11/1/2026	NR		3,280,000	3,166,469
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,514,912
Idaho Health Facilities Authority-North Canyon Medical Center Inc	7.00%	11/1/2048	NR		8,000,000	8,504,870
Idaho Health Facilities Authority-North Canyon Medical Center Inc	7.125%	11/1/2057	NR		7,000,000	7,362,927

See Notes to Financial Statements.	115

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	6.875%	11/15/2052	NR	$4,000,000	$4,378,442
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	7.00%	11/15/2057	NR	5,500,000	6,032,582
Jefferson County Public Hospital District No. 2 WA	6.875%	12/1/2053	NR	10,000,000	10,232,033
Kentucky Economic Development Finance Authority-Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR	1,100,000	1,054,863
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR	4,000,000	4,014,398
Kremmling Memorial Hospital District CO†	6.375%	12/1/2049	NR	4,495,000	4,447,428
Kremmling Memorial Hospital District CO†	6.625%	12/1/2056	NR	6,125,000	6,069,104
Louisiana Local Government Environmental Facilities & Community Development Authority-St James Place of Baton Rouge Obligated Group	6.25%	11/15/2045	NR	6,100,000	6,121,690
Magnolia West Community Development District FL	5.35%	5/1/2037	NR	190,000	191,373
Massachusetts Development Finance Agency-Ascentria Care Alliance Obligated Group†	5.00%	7/1/2041	NR	3,500,000	3,287,865
Massachusetts Development Finance Agency-Ascentria Care Alliance Obligated Group†	5.00%	7/1/2051	NR	5,625,000	4,927,100
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	10,420,000	9,492,994
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-	8,905,000	9,100,099
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2049	A3	1,100,000	1,255,059
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2057	A3	1,375,000	1,547,568
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	20,000,000	20,384,222
Moon Industrial Development Authority-Baptist Homes Society Obligated Group PA	6.00%	7/1/2045	NR	9,250,000	6,601,176
New Hampshire Business Finance Authority-Ascentria Care Alliance Obligated Group†	5.00%	7/1/2041	NR	1,885,000	1,770,750

116	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
New Hampshire Business Finance Authority-Ascentria Care Alliance Obligated Group†	5.00%	7/1/2051	NR		$3,225,000	$2,824,871
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR		4,420,000	4,562,001
New Hampshire Business Finance Authority-NFA UH SPV LLC†	6.25%	12/15/2038	NR		5,000,000	5,253,085
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR		1,500,000	1,508,231
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-		3,690,000	3,067,409
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2045	B-		5,500,000	4,699,087
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	4.50%	7/1/2052	B-		3,240,000	2,908,557
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-		8,545,000	8,294,739
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2038	BB		6,015,000	6,212,845
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2048	BB		16,795,000	17,252,563
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.45%	8/15/2028	BB		3,000,000	2,914,519
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2044	NR		1,000,000	1,041,682
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2052	BB		15,000,000	15,531,172
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2057	BB		23,690,000	24,467,951
Onondaga Civic Development Corp.-Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	BB	(c)	4,000,000	4,151,790
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	6.50%	6/1/2045	NR		2,485,000	2,495,153
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	6.625%	6/1/2050	NR		3,415,000	3,430,147

See Notes to Financial Statements.	117

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Public Finance Authority-Bancroft Neurohealth Obligated Group†	4.625%		6/1/2036	NR	$4,380,000	$4,391,935
Public Finance Authority-Bancroft Neurohealth Obligated Group†	5.125%		6/1/2048	NR	7,165,000	7,175,245
Public Finance Authority-Lehigh Valley Health Network Inc WI†	7.25%		12/1/2042	NR	8,750,000	8,997,991
Public Finance Authority-Lehigh Valley Health Network Inc WI†	7.50%		12/1/2052	NR	8,650,000	8,974,173
Public Finance Authority-Proton International Alabama LLC WI†(d)	6.85%		10/1/2047	NR	3,000,000	300,000
Public Finance Authority-Proton Intl-Delray LLC WI†(d)	6.85%		11/1/2046	NR	2,000,000	1,100,000
Public Finance Authority-QCF Behavioral Hospitals I Obligated Group WI†	7.50%		7/1/2059	NR	13,400,000	14,988,085
Public Finance Authority-RBS Evolution LLC WI†	10.00%		11/1/2038	NR	13,100,000	14,926,424
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%		9/1/2036	B+	7,000,000	7,043,765
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%		5/15/2049	BBB+	1,825,000	1,984,386
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%		5/15/2054	BBB+	4,500,000	4,865,621
Roanoke County Economic Development Authority-Friendship Foundation	5.50%	#(b)	9/1/2058	NR	9,340,000	9,350,467
Shelby County Health Educational & Housing Facilities Board-Luke Inc Obligated Group TN	5.75%		10/1/2059	NR	10,000,000	6,923,164
Skagit County Public Hospital District No. 1 WA	5.50%		12/1/2054	Baa3	5,680,000	6,136,314
South Carolina Jobs-Economic Development Authority-Hampton Regional Medical Center Obligated Group	5.00%		11/1/2042	NR	3,815,000	3,591,106
South Carolina Jobs-Economic Development Authority-Hampton Regional Medical Center Obligated Group	5.00%		11/1/2046	NR	6,070,000	5,607,912
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR	3,500,000	3,486,355
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	7.50%		11/15/2053	NR	9,000,000	9,478,248

118	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	7.75%	11/15/2058	NR		$17,600,000	$18,586,082
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%	12/1/2043	B+	(c)	5,025,000	5,024,324
Tarrant County Cultural Education Facilities Finance Corp TX(f)	5.00%	7/1/2053	A1		9,550,000	10,142,777
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,231,069
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	3,019,888
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+		2,060,000	2,373,991
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+		3,250,000	3,716,892
Westchester County Health Care Corp Obligated Group NY	6.25%	11/1/2052	BBB-		1,280,000	1,471,002
Westchester County Health Care Corp Obligated Group NY (AGM)	5.00%	11/1/2047	AA		3,325,000	3,597,243
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2053	AA		2,250,000	2,556,007
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	BBB		9,750,000	10,744,199
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA		1,250,000	1,360,511
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2		4,000,000	4,000,022
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group	5.75%	8/15/2059	BBB-	(c)	2,380,000	2,593,104
Total						817,031,547

Housing 4.80%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR		10,630,000	10,568,221
California Community Housing Agency Summit at Sausalito Apartments†	3.00%	2/1/2057	NR		14,310,000	10,592,299

See Notes to Financial Statements.	119

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR	$20,000,000	$16,017,062
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2038	Baa3	1,000,000	1,050,800
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2040	Baa3	1,000,000	1,037,505
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2048	Baa3	1,350,000	1,375,177
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2053	Baa3	1,770,000	1,795,383
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2058	Baa3	1,750,000	1,766,017
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	9,650,000	8,106,332
CSCDA Community Improvement Authority Dublin CA†	4.00%	2/1/2057	NR	4,500,000	3,570,194
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR	14,500,000	11,464,381
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR	7,000,000	5,227,592
CSCDA Community Improvement Authority Orange Portfolio CA†	4.00%	3/1/2057	NR	3,500,000	2,758,232
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%	12/1/2056	NR	13,250,000	10,315,986
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	16,640,000	12,174,613
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	25,980,000	9,107,505
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%	6/1/2053	BBB-	3,285,000	3,424,893
Indiana Finance Authority-CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-	5,450,000	5,747,333
Indiana Finance Authority-SFP-PUFW I LLC	5.00%	7/1/2054	BBB-	1,445,000	1,502,168
Indiana Finance Authority-SFP-PUFW I LLC	5.00%	7/1/2059	BBB-	1,400,000	1,442,003

120	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Housing (continued)
Indiana Finance Authority-SFP-PUFW I LLC	5.25%	7/1/2064	BBB-		$3,975,000	$4,155,680
Iowa Finance Authority-Lifespace Communities Inc Obligated Group IA	7.50%	5/15/2053	BBB	(c)	5,750,000	6,571,089
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA		2,500,000	2,711,399
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2059	AA		1,100,000	1,164,412
Knox County Health Educational & Housing Facility Board TN (BAM)	5.25%	7/1/2064	AA		2,300,000	2,450,268
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-		2,000,000	2,204,125
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-		5,000,000	5,585,008
Maryland Economic Development Corp.-University of Maryland College Park (AGM)	5.00%	7/1/2054	AA		5,000,000	5,315,165
Maryland Economic Development Corp.-University of Maryland College Park (AGM)	5.125%	7/1/2059	AA		3,000,000	3,213,831
Maryland Economic Development Corp.-University of Maryland College Park (AGM)	5.25%	7/1/2064	AA		5,000,000	5,383,818
Massachusetts Development Finance Agency-CHF Merrimack Inc MA†	5.00%	7/1/2054	BB		1,200,000	1,241,103
Massachusetts Development Finance Agency-CHF Merrimack Inc MA†	5.00%	7/1/2060	BB		1,100,000	1,128,960
Palm Beach County School District-Lifespace Communities Inc Obligated Group FL	7.50%	5/15/2053	BBB	(c)	1,000,000	1,142,798
Palm Beach County School District-Lifespace Communities Inc Obligated Group FL	7.625%	5/15/2058	BBB	(c)	2,000,000	2,291,319
Public Finance Authority-CHF-Manoa LLC WI†	5.75%	7/1/2053	BBB-		5,040,000	5,524,449
Public Finance Authority-CHF-Manoa LLC WI†	5.75%	7/1/2063	BBB-		9,870,000	10,743,409
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	7.00%	9/1/2053	BB+	(c)	8,000,000	9,322,458
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.00%	7/1/2054	BBB-		2,000,000	2,099,292

See Notes to Financial Statements.	121

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-	$1,350,000	$1,502,322
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-	1,000,000	1,097,733
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%	7/1/2059	BBB-	2,500,000	2,721,421
Total					196,613,755

Lease Obligations 0.48%
Kansas City Industrial Development Authority-City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%	6/1/2046	NR	2,790,000	2,838,543
Kansas City Industrial Development Authority-City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%	6/1/2054	NR	1,525,000	1,536,919
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	1,175,000	1,176,113
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	6,500,000	6,506,373
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%	6/15/2043	A2	3,800,000	3,978,927
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2035	A2	3,250,000	3,480,349
Total					19,517,224

Miscellaneous 0.32%
Black Desert Public Infrastructure District Black Desert Assessment Area No 1 UT†	5.625%	12/1/2053	NR	12,435,000	12,991,361

Other Revenue 5.26%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	3,500,000	3,721,790
Anson Education Facilities Corp.-Arlington Classics Academy TX	5.00%	8/15/2045	BBB-	2,250,000	2,265,164
Arizona Industrial Development Authority-American Charter Schools Foundation†	6.00%	7/1/2047	BB+	2,460,000	2,529,248

122	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Other Revenue (continued)
Arizona Industrial Development Authority-Odyssey Preparatory Academy Inc†	5.50%		7/1/2052	BB-		$2,850,000	$2,869,221
Arlington Higher Education Finance Corp.-Newman International Academy TX	5.50%		8/15/2046	NR		5,000,000	4,943,244
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.125%		7/1/2044	BBB		2,390,000	2,391,383
Capital Trust Agency, Inc.-Educational Growth Fund FL†	5.00%		7/1/2056	NR		18,350,000	18,204,180
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2050	NR		10,000,000	9,428,429
Chester County Industrial Development Authority-Collegium Charter School PA	5.25%		10/15/2047	BB		3,000,000	3,011,227
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.25%		12/1/2038	BB+		1,400,000	1,449,617
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.50%		12/1/2043	BB+		3,350,000	3,454,713
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.50%		12/1/2053	BB+		11,485,000	11,706,377
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.125%		8/15/2048	Baa3		22,025,000	22,408,814
Commonwealth of Puerto Rico	Zero Coupon	#(b)	11/1/2051	NR		796,127	257,746
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2051	NR		25,593,914	16,764,014
County of Broward FL Convention Center Hotel Revenue(f)	5.50%		1/1/2055	AA		17,000,000	18,960,741
Fayette County Development Authority-United States Soccer Federation Inc GA	5.25%		10/1/2049	BBB	(c)	2,000,000	2,195,788
Fayette County Development Authority-United States Soccer Federation Inc GA	5.25%		10/1/2054	BBB	(c)	3,250,000	3,536,426
Florida Development Finance Corp.-Franklin Academy Series 2016 Obligated Group†	5.00%		7/15/2046	NR		4,000,000	3,968,231
Florida Development Finance Corp.-Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR		940,000	9
Florida Development Finance Corp.-Palm Bay Academy Inc†	6.375%		5/15/2037	NR		2,620,000	2,377,908
Florida Development Finance Corp.-Palm Bay Academy Inc†	6.375%		5/15/2037	NR		1,220,000	244,000
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2015 Obligated Group†	6.125%		6/15/2046	NR		5,000,000	5,035,475

See Notes to Financial Statements.	123

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2050	NR	$3,505,000	$3,273,360
GDB Debt Recovery Authority of Puerto Rico	7.50%	8/20/2040	NR	393,456	374,767
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2046	BB	5,130,000	5,138,342
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†	5.00%	7/1/2049	NR	6,000,000	5,808,654
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†	5.00%	7/1/2055	NR	4,000,000	3,829,856
Jefferson Parish Economic Development & Port District-Kenner Discovery Health Science Foundation Inc LA†	5.50%	6/15/2038	NR	3,200,000	3,266,260
Jefferson Parish Economic Development & Port District-Kenner Discovery Health Science Foundation Inc LA†	5.625%	6/15/2048	NR	4,350,000	4,403,901
Maricopa County Industrial Development Authority-Paragon Management Inc AZ†	5.00%	7/1/2047	BB+	4,000,000	4,018,292
Maryland Economic Development Corp.(d)	5.00%	12/1/2031	NR	10,700,000	6,941,625
Maryland Economic Development Corp.(d)	5.25%	12/1/2031	NR	3,000,000	1,946,250
Michigan Finance Authority-Bradford Academy	4.30%	9/1/2030	NR	755,000	713,017
Michigan Finance Authority-Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,630,293
Michigan Finance Authority-Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,553,804
Michigan Public Educational Facilities Authority-Crescent Academy	7.00%	10/1/2036	NR	572,500	573,058
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%	11/1/2052	A2	12,010,000	12,938,033
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	NR	1,425,000	712,500
Utah Charter School Finance Authority-Freedom Academy Foundation†	5.375%	6/15/2048	NR	5,150,000	5,024,881
Washington State Convention Center Public Facilities District	3.00%	7/1/2043	BBB-	4,375,000	3,544,299

124	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Washington State Convention Center Public Facilities District	3.00%	7/1/2058	BBB-	$2,400,000	$1,677,270
Washington State Convention Center Public Facilities District	4.00%	7/1/2058	BBB-	6,000,000	5,391,821
Total					215,484,028

Special Tax 3.34%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	2,425,000	2,477,450
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,115,000	3,166,836
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	2,500,000	2,588,791
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	11,000,000	11,728,688
Anne Arundel County Consolidated Special Taxing District MD	5.125%	7/1/2036	NR	1,030,000	1,030,463
Anne Arundel County Consolidated Special Taxing District MD	5.25%	7/1/2044	NR	2,150,000	2,150,592
Arborwood Community Development District FL	6.90%	5/1/2036	NR	580,000	580,449
Arborwood Community Development District FL	6.90%	5/1/2036	NR	25,000	25,015
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	4,047,652
Celebration Pointe Community Development District No. 1 FL	3.375%	5/1/2041	NR	3,970,000	3,426,665
Celebration Pointe Community Development District No. 1 FL	5.00%	5/1/2048	NR	6,555,000	6,590,970
Grandview Industrial Development Authority MO Tax Allocation(d)	5.75%	12/1/2028	NR	1,000,000	400,000
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,520,000	3,261,816
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	9,820,000	8,523,813
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	3,375,000	3,400,719
Lakewood Ranch Stewardship District FL	6.30%	5/1/2054	NR	4,455,000	4,765,298
Maryland Stadium Authority Built to Learn Revenue	4.00%	6/1/2052	AA	7,000,000	6,848,400

See Notes to Financial Statements.	125

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
Miami World Center Community Development District FL	5.25%	11/1/2049	NR	$4,500,000	$4,602,483
Mida Mountain Village Public Infrastructure District-Mountain Village Assessment Area No 2 UT†	4.00%	8/1/2050	NR	8,500,000	7,475,720
Mida Mountain Village Public Infrastructure District UT†	4.25%	8/1/2035	NR	3,290,000	3,265,516
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	3,510,705
Military Installation Development Authority UT	4.00%	6/1/2052	NR	10,000,000	8,706,057
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	882,702
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,350,000	6,361,038
Prince George’s County Revenue Authority-County of Prince George’s MD Suitland-Naylor Road Development District†	5.00%	7/1/2046	NR	5,000,000	5,023,340
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,745,919
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,760,098
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	6,520,000	5,609,191
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BBB+	3,720,000	3,722,153
Stone Canyon Community Improvement District MO(d)	5.70%	4/1/2022	NR	1,485,000	415,800
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	330,000	330,308
Town of Bridgeville-Heritage Shores Special Development District DE†	5.25%	7/1/2044	NR	1,675,000	1,772,917
Town of Bridgeville-Heritage Shores Special Development District DE†	5.625%	7/1/2053	NR	3,070,000	3,270,937
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	2,000,000	2,027,356
Village Metropolitan District CO GO	5.00%	12/1/2049	NR	4,085,000	4,128,645
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,685,000	1,741,692
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,000,000	1,033,622

126	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
Westview South Community Development District FL	5.60%	5/1/2053	NR	$2,525,000	$2,610,935
Westview South Community Development District FL	5.625%	5/1/2053	NR	1,000,000	1,039,604
Total					137,050,355

Tax Revenue 3.54%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	2,285,000	2,414,931
Chicago Trans Authority Sales Tax Receipts Fund IL	5.00%	12/1/2046	A+	6,000,000	6,095,080
City of Reno-County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	18,500,000	2,006,730
City of Sparks NV†	2.75%	6/15/2028	Baa2	455,000	445,395
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.00%	6/1/2033	NR	460,000	486,684
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.75%	6/1/2043	NR	1,000,000	1,088,596
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	6.00%	6/1/2053	NR	1,750,000	1,904,337
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	10,000,000	6,097,300
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	4,000,000	3,514,020
New York State Dormitory Authority	3.00%	3/15/2049	Aa1	2,480,000	2,032,665
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+	3,740,000	3,184,212
Public Finance Authority-Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR	4,500,000	4,624,616
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	3,965,000	2,812,607
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	15,225,000	15,217,493
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	124,000	123,939
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	39,699,000	39,821,197

See Notes to Financial Statements.	127

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	$44,960,000	$45,425,547
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2054	NR	2,500,000	2,572,090
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	BBB-	6,710,000	5,100,373
Total					144,967,812

Taxable Revenue-Water & Sewer 0.55%
City of Chicago IL Waterworks Revenue(f)	5.50%	11/1/2062	AA	20,290,000	22,525,882

Tobacco 6.57%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	93,805,000	88,406,081
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	6,939,133
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	42,500,000	2,382,440
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	1,051,345
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	2,255,425
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	9,712,310
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	30,000,000	1,510,872
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	209,000,000	24,967,391
Inland Empire Tobacco Securitization Corp.-Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC	19,000,000	8,809,280
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	3,670,371
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	93,300,000	2,933,081
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	1,175,368
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	3,429,035
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	3,170,000	2,993,244

128	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Tobacco (continued)
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+		$3,218,190	$3,157,285
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR		41,035,000	2,801,722
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR		10,000,000	5,301,901
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR		20,000,000	2,053,304
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-		15,000,000	3,158,597
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-		25,885,000	4,779,714
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-		9,500,000	2,616,970
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-		110,695,000	31,172,664
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		34,360,000	33,448,800
TSASC, Inc. NY	5.00%	6/1/2045	CCC+		9,670,000	8,783,573
TSASC, Inc. NY	5.00%	6/1/2048	NR		12,835,000	11,599,038
Total						269,108,944

Transportation 10.35%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		3,875,000	4,256,166
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		2,875,000	3,132,663
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	4.00%	12/31/2047	BB+	(c)	5,475,000	5,165,929
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(c)	13,445,000	13,780,219
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2047	BB+	(c)	2,750,000	2,803,439
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2059	A+		6,000,000	6,644,001
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%	7/15/2027	BB-	(c)	5,400,000	5,535,271
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%	7/15/2028	BB-		3,500,000	3,621,944
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2040	AA		8,495,000	8,544,117
City of Reno-County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR		23,000,000	3,399,161

See Notes to Financial Statements.	129

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
City of Salt Lake City Airport Revenue UT AMT	5.50%		7/1/2053	A+	$2,500,000	$2,769,967
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2031	A+	20,000,000	15,859,440
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	12.00%	#(b)	7/15/2032	NR	16,500,000	17,601,032
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	5,500,000	5,270,930
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2048	AA	1,250,000	1,356,218
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2053	AA	2,000,000	2,164,069
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2049	AA	6,370,000	6,203,102
Louisiana Public Facilities Authority-Calcasieu Bridge Partners LLC AMT	5.50%		9/1/2059	Baa3	4,000,000	4,387,446
Louisiana Public Facilities Authority-Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3	20,905,000	23,267,980
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2050	NR	10,000,000	8,865,870
Maryland Economic Development Corp.-CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB	9,000,000	9,071,846
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2047	Baa3	2,500,000	2,644,870
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2055	Baa3	12,610,000	13,218,994
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	9,400,000	10,329,848
Metropolitan Transportation Authority NY(f)	4.75%		11/15/2045	A-	14,710,000	15,213,049
Metropolitan Transportation Authority NY	5.25%		11/15/2049	A-	7,500,000	8,254,925
Metropolitan Transportation Authority NY(f)	5.25%		11/15/2055	A-	7,000,000	7,408,982
Metropolitan Washington Airports Authority Aviation Revenue DC	5.50%		10/1/2054	AA-	7,000,000	7,762,789
New Jersey Transportation Trust Fund Authority	5.50%		6/15/2050	A2	2,000,000	2,253,312
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3	34,340,000	35,899,572

130	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3	$16,500,000	$18,042,070
New York State Thruway Authority TCRS (BAM)	3.00%	1/1/2051	AA	5,365,000	4,357,522
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	8,480,000	8,803,708
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa3	13,000,000	14,138,215
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa3	9,000,000	10,184,927
New York Transportation Development Corp.-JFK NTO LLC	5.50%	6/30/2060	Baa3	34,685,000	37,106,797
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	5,000,000	4,856,993
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	8,730,000	8,730,457
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR	2,930,000	2,940,759
North Parkway Municipal Management District No. 1 TX†	5.00%	9/15/2051	NR	4,875,000	4,903,587
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	3.00%	12/1/2051	Aa3	5,375,000	4,334,133
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	10,500,000	10,764,585
Port Authority of New York & New Jersey AMT	5.25%	8/1/2047	AA-	5,000,000	5,429,727
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,500,000	3,842,502
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,953,401
Reno-Tahoe Airport Authority NV AMT	5.25%	7/1/2049	A	2,100,000	2,285,350
Reno-Tahoe Airport Authority NV AMT	5.25%	7/1/2054	A	2,335,000	2,520,901
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2056	A2	5,000,000	5,261,635
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners LLC AMT	5.50%	12/31/2058	Baa1	5,000,000	5,500,269
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	4.00%	1/1/2048	BBB	7,205,000	6,743,503
Total					424,388,192

See Notes to Financial Statements.	131

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities 8.01%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1	$9,915,000	$9,996,710
Black Belt Energy Gas District AL	5.25%	#(b)	5/1/2055	A1	6,250,000	6,891,032
Black Belt Energy Gas District AL	5.50%	#(b)	6/1/2049	A2	9,450,000	10,228,632
Black Belt Energy Gas District AL	5.50%	#(b)	11/1/2053	A2	16,335,000	17,605,979
California Community Choice Financing Authority	5.00%	#(b)	5/1/2054	A1	15,000,000	16,510,131
California Community Choice Financing Authority	5.00%	#(b)	1/1/2055	A1	16,250,000	17,852,247
California Community Choice Financing Authority(f)	5.25%		11/1/2054	A2	14,000,000	15,210,873
City of Baltimore MD(f)	5.25%		7/1/2047	AA-	7,195,000	7,915,023
City of Baltimore MD(f)	5.25%		7/1/2052	AA-	12,190,000	13,409,886
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,787,286
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(b)	4/1/2036	NR	16,450,000	16,548,374
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	11,125,000	12,123,744
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	11,750,000	12,947,237
Energy Southeast A Cooperative District AL	5.25%	#(b)	7/1/2054	A1	6,000,000	6,646,454
Energy Southeast A Cooperative District AL	5.75%	#(b)	4/1/2054	A1	7,500,000	8,525,044
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	7,000,000	7,308,745
Kentucky Public Energy Authority	5.00%	#(b)	5/1/2055	A2	2,250,000	2,421,518
Main Street Natural Gas, Inc. GA	4.00%	#(b)	5/1/2052	A3	2,115,000	2,152,152
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	15,000,000	14,981,571
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	2,165,000	2,207,275
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2052	A3	9,000,000	9,523,620
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2054	A3	4,250,000	4,589,566
Municipal Electric Authority of Georgia(e)	5.25%		1/1/2049	A2	3,250,000	3,598,220
Municipal Electric Authority of Georgia (BAM)(e)	5.25%		1/1/2054	AA	5,000,000	5,530,084
Patriots Energy Group Financing Agency SC	5.25%	#(b)	10/1/2054	A1	15,000,000	16,296,883
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(b)	12/1/2037	BB-	4,400,000	4,484,819
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	8,750,000	8,402,242
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,575,426

132	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2047	NR	$29,000,000	$29,694,585
South Carolina Public Service Authority		5.50%		12/1/2054	A-	5,250,000	5,914,623
Southeast Alabama Gas Supply District AL		5.00%	#(b)	8/1/2054	Aa3	10,750,000	11,689,219
Southeast Energy Authority A Cooperative District AL		5.50%	#(b)	1/1/2053	A1	5,000,000	5,456,266
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(b)	1/1/2054	A1	14,250,000	16,216,043
Total							328,241,509
Total Municipal Bonds (cost $3,961,337,702)							4,064,242,505

	Interest Rate#	Interest Rate Reset Date(h)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.59%

VARIABLE RATE DEMAND NOTES 1.59%

Education 0.06%
Connecticut State Health & Educational Facilities Authority-Yale University	3.600%	10/1/2024		7/1/2042	AAA	2,500,000	2,500,000

General Obligation 0.99%
City of New York NY GO	4.050%	10/1/2024		10/1/2046	AA	8,000,000	8,000,000
City of New York NY GO	4.150%	10/1/2024		4/1/2042	AA	18,150,000	18,150,000
City of New York NY GO	4.150%	10/1/2024		4/1/2042	AA	14,375,000	14,375,000
Total							40,525,000

Pollution Control 0.03%
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	4.350%	10/1/2024		4/1/2040	BBB+	1,000,000	1,000,000

Taxable Revenue-Water & Sewer 0.07%
Los Angeles Department of Water & Power Water System Revenue CA	3.000%	10/1/2024		7/1/2045	Aa2	2,990,000	2,990,000

See Notes to Financial Statements.	133

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities 0.44%
Development Authority of Appling County-Georgia Power Co	4.400%	10/1/2024	9/1/2041	A	$16,115,000	$16,115,000
Los Angeles Department of Water & Power-Los Angeles Department of Water & Power Power System Revenue CA	2.650%	10/1/2024	7/1/2035	Aa2	1,980,000	1,980,000
Total						18,095,000
Total Short-Term Investments (cost $65,110,000)						65,110,000
Total Investments in Securities 100.87% (cost $4,031,238,329)						4,134,202,505
Other Assets and Liabilities – Net (0.87)%						(35,488,982)
Net Assets 100.00%						$4,098,713,523

AGM	Insured by-Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by-Build America Mutual.
COPS	Certificates of Participation.
GTD	Guaranteed.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by-Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $1,258,389,657, which represents 30.70% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) to Financial Statements for details of Municipal Bonds Held in Trust.
(g)	Level 3 Investment as described in Note 2(i) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

134	See Notes to Financial Statements.

Schedule of Investments (concluded)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$4,850,000	$–	$4,850,000
Municipal Bonds(3)
General Obligation	–	414,189,689	122	414,189,811
Remaining Industries	–	3,650,052,694	–	3,650,052,694
Short-Term Investments
Variable Rate Demand Notes	–	65,110,000	–	65,110,000
Total	$–	$4,134,202,383	$122	$4,134,202,505

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2023	$60,493,822
Accrued Discounts (Premiums)	(2,956)
Realized Gain (Loss)	(29,049)
Change in Unrealized Appreciation (Depreciation)	167,191
Purchases	–
Sales	(2,447,052)
Transfers into Level 3	–
Transfers out of Level 3(a)	(58,181,834)
Balance as of September 30, 2024	$122
Change in unrealized appreciation/depreciation for the year ended September 30, 2024, related to Level 3 investments held at September 30, 2024	$77,204

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	135

Schedule of Investments

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.78%

CORPORATE BONDS 0.16%

Health Care Services 0.16%
Care New England Health System (cost $2,395,314)	5.50%		9/1/2026			$2,500,000	$2,425,000

MUNICIPAL BONDS 96.62%

Airlines 0.38%
New Jersey Economic Development Authority–Port Newark Container Terminal LLC AMT	5.00%		10/1/2026	Baa2		2,135,000	2,196,343
New Jersey Economic Development Authority–Port Newark Container Terminal LLC AMT	5.00%		10/1/2027	Baa2		3,440,000	3,591,728
Total							5,788,071

Corporate-Backed 24.47%
Allegheny County Industrial Development Authority–United States Steel Corp PA	4.875%		11/1/2024	BB-		2,400,000	2,402,458
Allegheny County Industrial Development Authority–United States Steel Corp PA	5.125%		5/1/2030	BB-		10,485,000	11,458,759
Allegheny County Industrial Development Authority–United States Steel Corp PA	5.75%		8/1/2042	BB-		275,000	275,289
Arkansas Development Finance Authority–Big River Steel LLC AR AMT†	4.75%		9/1/2049	Ba2		1,900,000	1,902,889
Avenir Community Development District FL	4.50%		5/1/2030	NR		1,955,000	1,991,813
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR		1,005,000	1,030,264
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		6,200,000	6,283,277
California Infrastructure & Economic Development Bank–DesertXpress Enterprises LLC AMT†	8.00%	#(b)	1/1/2050	NR		6,000,000	6,179,527
California Municipal Finance Authority–United Airlines Inc AMT	4.00%		7/15/2029	BB-		4,700,000	4,740,589
California Municipal Finance Authority–Waste Management Inc AMT	4.80%	#(b)	11/1/2041	A-		2,500,000	2,509,344
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%		7/15/2027	BB-	(c)	1,000,000	1,025,050

136	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%		7/15/2028	BB-	$2,850,000	$2,949,297
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	7,225,000	7,228,295
City of Houston Airport System Revenue–United Airlines Inc TX AMT	6.50%		7/15/2030	BB-	4,000,000	4,040,452
City of Valparaiso–Pratt Paper LLC AMT IN†	4.50%		1/1/2034	NR	2,765,000	2,862,680
City of Whiting–BP Products North America Inc IN AMT	5.00%	#(b)	11/1/2047	A1	4,550,000	4,553,464
County of Clark–Southern California Edison Co NV	2.10%		6/1/2031	A2	5,060,000	4,514,620
Crosswinds East Community Development District–Crosswinds East Community Development District Assessment Area One FL	4.625%		5/1/2031	NR	500,000	507,762
Florida Development Finance Corp.–Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	8,375,000	8,609,878
Florida Development Finance Corp.–Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	3,910,000	3,996,256
Grapevine Wash Local District–Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	3,000,000	3,012,849
Greater Orlando Aviation Authority–JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,600,000	2,602,162
Hobe-St Lucie Conservancy District Unit of Development No 1A	4.75%		5/1/2031	NR	1,700,000	1,760,852
Hoover Industrial Development Board–United States Steel Corp AL AMT	6.375%	#(b)	11/1/2050	BB-	1,570,000	1,810,696
Illinois Finance Authority–LRS Holdings LLC AMT†	7.375%	#(b)	9/1/2042	NR	5,000,000	5,915,321
Iowa Finance Authority–Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	16,910,000	16,928,885
Iowa Finance Authority–Iowa Fertilizer Co LLC	4.00%	#(b)	12/1/2050	AA+	8,370,000	9,200,590
Jefferson County Port Authority–JSW Steel USA Ohio Inc OH†	5.00%	#(b)	12/1/2053	Ba1	11,880,000	12,193,851
Love Field Airport Modernization Corp.–Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	5,540,000	5,541,872

See Notes to Financial Statements.	137

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Michigan Strategic Fund–Graphic Packaging International LLC AMT	4.00%	#(b)	10/1/2061	BB	$3,635,000	$3,655,837
Mission Economic Development Corp.–Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	20,250,000	20,344,021
Mississippi Business Finance Corp.–Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	2,000,000	2,000,703
Montgomery County Industrial Development Authority–Constellation Energy Generation PA AMT	4.45%	#(b)	10/1/2034	BBB+	7,500,000	7,723,138
New Hampshire Business Finance Authority–Covanta Holding Corp AMT†	4.00%		11/1/2027	B	4,730,000	4,730,017
New Jersey Economic Development Authority–United Airlines Inc	5.25%		9/15/2029	BB-	7,210,000	7,218,426
New Jersey Economic Development Authority–United Airlines Inc	5.75%		9/15/2027	BB-	5,795,000	5,804,043
New York City Industrial Development Agency–TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	700,000	700,313
New York Liberty Development Corp.–3 World Trade Center LLC†	5.00%		11/15/2044	NR	5,000,000	5,003,204
New York Liberty Development Corp.–3 World Trade Center LLC†	5.15%		11/15/2034	NR	8,660,000	8,671,508
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT	2.75%	#(b)	9/1/2050	B+	2,700,000	2,665,952
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	2.875%	#(b)	12/1/2044	B+	1,000,000	946,975
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	3.125%	#(b)	12/1/2044	B+	4,500,000	4,436,253
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B+	1,000,000	1,052,901
New York Transportation Development Corp.–American Airlines Inc AMT	5.00%		8/1/2026	B+	2,835,000	2,840,278
New York Transportation Development Corp.–American Airlines Inc AMT	5.00%		8/1/2031	B+	13,455,000	13,473,809
New York Transportation Development Corp.–American Airlines Inc AMT	5.25%		8/1/2031	B+	2,235,000	2,394,530
New York Transportation Development Corp.–American Airlines Inc AMT	5.375%		8/1/2036	B+	2,500,000	2,682,998
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa3	5,100,000	5,255,823

138	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	4.00%		12/1/2038	Baa1	$1,790,000	$1,787,316
Niagara Area Development Corp.–Covanta Holding Corp NY†	3.50%		11/1/2024	B	7,600,000	7,599,357
Normandy Community Development District Assessment Area One FL†	4.625%		5/1/2031	NR	600,000	602,152
Ohio Air Quality Development Authority–Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	7,045,000	7,117,902
Parish of St. James–NuStar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB+	4,225,000	4,282,348
Parish of St. James–NuStar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB+	7,095,000	7,942,493
Pennsylvania Economic Development Financing Authority–CONSOL Energy Inc AMT†	9.00%	#(b)	4/1/2051	BB	3,125,000	3,601,076
Pennsylvania Economic Development Financing Authority–Covanta Holding Corp AMT†	3.25%		8/1/2039	B	5,000,000	4,165,276
Phenix City Industrial Development Board–WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	10,000,000	9,999,707
Polk County Industrial Development Authority–Mineral Development LLC FL†	5.875%		1/1/2033	NR	1,310,000	1,183,652
Port of Beaumont Navigation District–Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.00%		1/1/2039	NR	5,400,000	5,652,035
Port of Beaumont Navigation District–Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.125%		1/1/2044	NR	1,000,000	1,044,485
Port of Seattle Industrial Development Corp.–Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BB+	2,350,000	2,350,947
Public Finance Authority–Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BBB-	1,935,000	1,944,354
Public Finance Authority–Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	10,975,000	11,122,086
Public Finance Authority–Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	9,585,000	9,024,502
Public Finance Authority–Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,600,000	1,428,241
Public Finance Authority WI†	5.375%		12/15/2032	NR	3,000,000	3,009,552

See Notes to Financial Statements.	139

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority WI†	5.50%		12/15/2028	NR	$4,000,000	$4,024,797
Southwestern Illinois Development Authority–United States Street Corp	5.75%		8/1/2042	BB-	10,000,000	10,010,504
Spring Valley Community Infrastructure District No. 1 Assessment Area One ID†	3.75%		9/1/2051	NR	6,000,000	5,794,172
Tulsa Airports Improvement Trust–American Airlines Inc OK AMT	5.00%	#(b)	6/1/2035	B+	8,490,000	8,555,443
Tulsa Airports Improvement Trust–American Airlines Inc OK AMT	5.50%		6/1/2035	NR	2,875,000	2,880,587
Tuscaloosa County Industrial Development Authority–Hunt Refining Co AL†	5.25%		5/1/2044	NR	5,400,000	5,541,102
Vermont Economic Development Authority–Casella Waste Systems Inc AMT†	5.00%	#(b)	6/1/2052	B+	6,000,000	6,138,410
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR	1,000,000	1,016,111
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR	1,500,000	1,557,194
West Virginia Economic Development Authority–Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	BBB	3,210,000	3,256,188
Total						372,261,759

Education 7.89%
Arizona Industrial Development Authority–Academies of Math & Science Obligated Group†	5.00%		7/1/2029	BB+	1,500,000	1,534,800
Arizona Industrial Development Authority–BASIS Schools Inc Obligated Group†	5.125%		7/1/2037	BB	970,000	983,580
Arizona Industrial Development Authority–Odyssey Preparatory Academy Inc†	4.00%		7/1/2029	BB-	345,000	344,983
Arlington Higher Education Finance Corp.–BASIS Texas Charter Schools Inc TX†	4.125%		6/15/2034	Ba2	1,540,000	1,546,776
Arlington Higher Education Finance Corp.–BASIS Texas Charter Schools Inc TX†	4.25%		6/15/2039	Ba2	1,075,000	1,075,759
Build NYC Resource Corp.–East Harlem Scholars Academy Charter School Obligated Group NY†	5.00%		6/1/2032	BB	275,000	294,080
California Community Choice Financing Authority	4.943% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,038,548

140	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Education (continued)
California Municipal Finance Authority–SDORI Charter School Properties LLC†	5.00%	3/1/2025	B+		$610,000	$609,424
California Municipal Finance Authority–SDORI Charter School Properties LLC†	5.00%	3/1/2027	B+		1,150,000	1,140,935
California Municipal Finance Authority–Westside Neighborhood School†	5.00%	6/15/2034	BB		915,000	980,960
California Municipal Finance Authority–Westside Neighborhood School†	5.50%	6/15/2039	BB		900,000	971,969
Capital Trust Agency, Inc.–Advantage Academy of Hillsborough Obligated Group FL	4.00%	12/15/2024	Baa3		110,000	109,825
Capital Trust Agency, Inc.–Advantage Academy of Hillsborough Obligated Group FL	5.00%	12/15/2029	Baa3		805,000	814,618
Capital Trust Agency, Inc.–Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%	6/15/2029	NR		730,000	715,242
Capital Trust Authority–Kipp Miami Obligated Group FL†	5.00%	6/15/2034	BB		610,000	646,750
Chester County Health & Education Facilities Authority–Immaculata University PA	4.25%	11/1/2032	BB-	(c)	1,855,000	1,673,687
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%	4/1/2033	A	(c)	1,250,000	1,424,769
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2033	A	(c)	5,000,000	5,268,253
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A		5,000,000	5,303,975
Chicago Board of Education IL GO	5.00%	12/1/2033	BB+		1,485,000	1,486,057
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+		7,625,000	7,821,098
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+		5,540,000	5,543,889
Chicago Board of Education IL GO	5.125%	12/1/2032	BB+		4,580,000	4,585,850
Chicago Board of Education IL GO	5.25%	12/1/2035	BB+		7,000,000	7,680,213
Clarksville Public Educational Facilities Board–University of the Ozarks AR	5.50%	8/1/2039	NR		580,000	599,620
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	4.625%	8/15/2025	NR		685,000	691,126
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	5.75%	8/15/2033	Baa3		2,025,000	2,066,135
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	5.75%	8/15/2038	NR		1,405,000	1,430,886

See Notes to Financial Statements.	141

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	6.00%		8/15/2038	Baa3	$3,000,000	$3,060,302
Colorado Educational & Cultural Facilities Authority†	4.75%		4/1/2034	BB	3,290,000	3,473,609
County of Frederick–Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	3,150,000	3,192,482
Development Authority Of The City Of Marietta–Life University Inc GA†	5.00%		11/1/2037	Ba3	4,000,000	4,067,194
Florida Development Finance Corp.–Renaissance Charter School Inc†	6.00%		6/15/2033	NR	1,830,000	2,077,980
Florida Higher Educational Facilities Financial Authority–Jacksonville University†	4.50%		6/1/2033	NR	2,900,000	2,930,113
Industrial Development Authority of the City of Phoenix Arizona–BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB	2,125,000	2,138,559
Maricopa County Industrial Development Authority–Morrison Education Group Obligated Group AZ†	5.25%		7/1/2034	NR	1,745,000	1,815,183
Maricopa County Industrial Development Authority–Ottawa University AZ†	5.00%		10/1/2026	NR	135,000	134,670
Maricopa County Industrial Development Authority–Ottawa University AZ†	5.125%		10/1/2030	NR	425,000	426,632
New York City Industrial Development Agency–Yankee Stadium LLC NY (FGIC)	3.785% (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1	2,550,000	2,570,058
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2030	BBB-	2,200,000	2,379,158
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,141,247
Public Finance Authority–Mater Academy of Nevada WI†(d)	5.00%		12/15/2034	BB	825,000	878,722
Public Finance Authority–Mater Academy of Nevada WI†(d)	5.00%		12/15/2039	BB	700,000	733,516
Public Finance Authority–UMA Education Inc WI†	5.00%		10/1/2027	BB+	1,125,000	1,158,329
Public Finance Authority–UMA Education Inc WI†	5.00%		10/1/2034	BB+	8,110,000	8,403,576
Public Finance Authority–UMA Education Inc WI†	5.00%		10/1/2039	BB+	3,000,000	3,069,193

142	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Sierra Vista Industrial Development Authority–American Leadership Academy Inc AZ†	5.00%		6/15/2033	NR	$7,000,000	$7,309,950
Sierra Vista Industrial Development Authority–American Leadership Academy Inc AZ†(d)	5.00%		6/15/2034	NR	625,000	654,940
Total						119,999,220

Energy 0.69%
PEFA, Inc. IA	5.00%	#(b)	9/1/2049	A3	10,165,000	10,456,458

General Obligation 7.61%
Academical Village Community Development District FL	3.25%		5/1/2031	NR	4,265,000	3,996,488
Allentown Neighborhood Improvement Zone Development Authority PA†	5.125%		5/1/2032	NR	1,685,000	1,724,605
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	12,575,000	13,593,389
California Community Choice Financing Authority	5.50%	#(b)	5/1/2054	A2	7,500,000	8,098,477
Chicago Board of Education IL	4.00%		12/1/2035	BB+	1,500,000	1,479,314
Chicago Board of Education IL	5.00%		12/1/2036	BB+	2,500,000	2,620,717
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	7,325,000	7,582,346
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	2,000,000	2,051,436
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	5,160,000	5,166,339
City of Chicago IL GO	5.00%		1/1/2031	BBB+	1,000,000	1,062,000
City of Chicago IL GO	5.50%		1/1/2031	BBB+	2,595,000	2,604,049
City of Chicago IL GO	5.50%		1/1/2033	BBB+	7,915,000	7,941,915
City of Chicago IL GO	5.625%		1/1/2031	BBB+	2,500,000	2,611,693
City of New York NY GO	5.00%		3/1/2032	AA	5,150,000	5,156,382
City of Scranton PA GO	5.00%		9/1/2029	BBB+	3,650,000	3,806,818
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	2,680,000	1,822,626
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	5,629,612	5,640,370
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	6,043,139	6,004,441
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	1,085,498	1,091,967
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	8,230,472	8,596,508
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	12,933,161	14,392,552
New York Liberty Development Corp.	1.20%		11/15/2028	A+	2,870,000	2,582,929

See Notes to Financial Statements.	143

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.25%	2/1/2031	A-	$5,000,000	$5,026,658
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,120,000	1,154,377
Total					115,808,396

Health Care 17.99%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	1,025,000	1,029,906
Atlanta Development Authority–Georgia ProtonCare Center Inc(e)	6.00%	1/1/2023	NR	2,000,000	900,000
Berks County Municipal Authority–Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,693,000	3,629,625
Berks County Municipal Authority–Tower Health Obligated Group PA	5.00%	6/30/2039	NR	15,513,000	15,378,509
Berks County Municipal Authority–Tower Health Obligated Group PA	6.00%	6/30/2034	NR	947,444	1,030,179
Berks County Municipal Authority–Tower Health Obligated Group PA	6.00%	6/30/2034	NR	47,951	52,138
Berks County Municipal Authority–Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,890,625	1,935,150
Berks County Municipal Authority–Tower Health Obligated Group PA	8.00%	6/30/2034	NR	95,901	95,901
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%	12/1/2026	BB	1,255,000	1,243,738
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%	12/1/2024	BB	600,000	599,261
Bucks County Industrial Development Authority PA	5.00%	7/1/2035	BB-	1,100,000	1,138,542
Bucks County Industrial Development Authority PA	5.00%	7/1/2036	BB-	1,250,000	1,288,815
California Municipal Finance Authority–Palomar Health Obligated Group COPS†	5.00%	11/1/2027	BB+	5,280,000	5,395,494
California Public Finance Authority–Kendal At Ventura†	10.00%	5/15/2028	NR	3,500,000	4,136,028
California Public Finance Authority–Kendal At Ventura†	12.00%	5/15/2028	NR	375,000	466,184
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.00%	12/1/2031	BB	1,000,000	1,023,775

144	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB	$14,275,000	$14,307,644
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB	4,575,000	4,575,185
California Statewide Communities Development Authority–Verity Health System of California Inc Obligated Group(e)	5.50%	7/1/2022	NR	518	487
California Statewide Communities Development Authority–Verity Health System of California Inc Obligated Group(e)	5.75%	7/1/2024	NR	3,229	3,035
Capital Trust Authority–Convivial St Petersburg LLC FL†(d)	12.00%	10/3/2029	NR	2,500,000	2,500,033
Citizens Memorial Hospital District MO	5.00%	12/1/2026	NR	8,825,000	8,911,839
City of Blaine–Crest View Obligated Group MN(e)	5.125%	7/1/2025	NR	60,000	33,000
City of Colby KS–Citizens Medical Center Inc	5.50%	7/1/2026	NR	4,600,000	4,638,653
City of Fruita Healthcare Revenue–Lower Valley Hospital Association Obligated Group CO†	5.375%	1/1/2033	NR	2,000,000	2,029,182
City of Minneapolis–Fairview Health Services Obligated Group MN	5.00%	11/15/2033	BBB+	1,000,000	1,043,388
City of Minneapolis–Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+	2,000,000	2,013,761
City of Seneca–Nemaha Valley Community Hospital KS	5.00%	9/1/2025	NR	1,500,000	1,507,585
City of Wichita–Presbyterian Manors Obligated Group KS(d)	5.25%	5/15/2039	NR	1,500,000	1,505,541
Connecticut State Health & Educational Facilities Authority–Griffin Health Obligated Group†	5.00%	7/1/2032	BB+	1,000,000	1,017,941
Connecticut State Health & Educational Facilities Authority–Hartford HealthCare Obligated Group	5.00%	7/1/2034	A	2,360,000	2,361,127
County of Cuyahoga–MetroHealth System/The OH	5.00%	2/15/2042	BBB	9,295,000	9,448,896
County of Cuyahoga–MetroHealth System/The OH	5.25%	2/15/2047	BBB	2,440,000	2,491,649

See Notes to Financial Statements.	145

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
County of Muskingum–Genesis Healthcare Obligated Group OH	5.00%	2/15/2027	BB+		$2,115,000	$2,116,034
County of Muskingum–Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+		8,545,000	8,546,744
County of Washington–Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR		7,300,000	7,418,143
Crawford County Memorial Hospital Inc LA	5.00%	6/15/2027	NR		1,255,000	1,275,013
Doylestown Hospital Authority–Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR		1,000,000	1,067,987
Dutchess County Local Development Corp.–Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB		6,435,000	6,462,320
Fulton County Industrial Development Authority–Fulton County Medical Center PA	4.00%	7/1/2028	NR		2,270,000	2,191,575
Glendale Industrial Development Authority–Beatitudes Campus Obligated Group AZ	4.00%	11/15/2027	NR		295,000	286,307
Grays Harbor County Public Hospital District No. 1 WA	5.75%	12/1/2033	BB+		5,105,000	5,362,377
Greater Texas Cultural Education Facilities Finance Corp.–Texas Biomedical Research Institute TX	5.00%	6/1/2037	Baa2		730,000	801,288
Greater Texas Cultural Education Facilities Finance Corp.–Texas Biomedical Research Institute TX	5.00%	6/1/2038	Baa2		3,710,000	4,052,628
Henry County Hospital Authority–Piedmont Healthcare Inc Obligated Group GA	5.00%	7/1/2034	AA-		4,695,000	4,710,538
Idaho Health Facilities Authority–North Canyon Medical Center Inc	5.50%	11/1/2029	NR		1,365,000	1,408,009
Idaho Health Facilities Authority–North Canyon Medical Center Inc	6.25%	11/1/2035	NR		2,610,000	2,783,038
Illinois Finance Authority–Lifespace Communities Inc Obligated Group	5.00%	5/15/2035	BBB	(c)	1,350,000	1,350,578
Illinois Finance Authority–Plymouth Place Obligated Group	5.00%	5/15/2025	NR		25,000	25,270
Illinois Finance Authority–Rush Obligated Group	5.00%	11/15/2038	A+		1,825,000	1,839,701

146	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Industrial Development Authority of the County of Pima–La Posada at Park Centre Inc Obligated Group AZ†	5.125%		11/15/2029	NR	$1,500,000	$1,514,813
King County Public Hospital District No. 4 WA	5.00%		12/1/2025	NR	45,000	45,069
Kremmling Memorial Hospital District CO†	5.00%		12/1/2029	NR	1,760,000	1,765,923
Kremmling Memorial Hospital District CO†	5.125%		12/1/2034	NR	2,825,000	2,772,689
Maryland Health & Higher Educational Facilities Authority–Adventist Healthcare Obligated Group	5.00%		1/1/2033	BBB	2,500,000	2,678,059
Massachusetts Development Finance Agency–Boston Medical Center Corp Obligated Group	5.00%		7/1/2035	BBB	1,000,000	1,022,915
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%		7/1/2025	BBB-	1,400,000	1,414,743
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%		7/1/2036	BBB-	3,460,000	3,525,878
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	8.50%		10/1/2026	BBB-	8,900,000	9,094,989
Massachusetts Health & Educational Facilities Authority–Trinity Health Corp Obligated Group	4.05% (MUNIPSA * 1 + .90%	)#	11/15/2032	AA-	1,265,000	1,220,980
Monroe County Hospital Authority–Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR	10,000,000	10,192,111
Nassau County Local Economic Assistance Corp.–Catholic Health Services of Long Island Obligated Group NY	5.00%		7/1/2032	A-	1,250,000	1,250,990
New Hampshire Business Finance Authority–NFA UH SPV LLC†	5.625%		12/15/2033	NR	5,500,000	5,676,698
New York State Dormitory Authority–Catholic Health System Obligated Group	5.00%		7/1/2028	B-	1,000,000	999,585
New York State Dormitory Authority–Catholic Health System Obligated Group	5.00%		7/1/2030	B-	1,750,000	1,752,796
New York State Dormitory Authority–Catholic Health System Obligated Group	5.00%		7/1/2041	B-	1,400,000	1,384,248
New York State Dormitory Authority–Northwell Health Obligated Group	4.00%		5/1/2035	A-	3,075,000	3,075,932

See Notes to Financial Statements.	147

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2027	BB		$500,000	$520,199
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.00%		8/15/2029	BB		1,200,000	1,262,499
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.00%		8/15/2033	BB		3,305,000	3,446,186
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.00%		8/15/2038	BB		4,600,000	4,751,303
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.25%		8/15/2048	BB		1,730,000	1,777,132
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.45%		8/15/2028	BB		3,500,000	3,400,272
Palm Beach County Health Facilities Authority–Lifespace Communities Inc Obligated Group FL	5.00%		5/15/2038	BBB	(c)	2,380,000	2,381,019
Palomar Health–Palomar Health Obligated Group CA	5.00%		11/1/2042	BB+		1,000,000	963,463
Palomar Health Obligated Group CA	5.00%		11/1/2031	BB+		2,875,000	2,903,643
Palomar Health Obligated Group CA	5.00%		11/1/2039	BB+		1,000,000	1,001,832
Public Finance Authority–Bancroft Neurohealth Obligated Group†	5.00%		6/1/2026	NR		470,000	474,080
Public Finance Authority–Bancroft Neurohealth Obligated Group WI†	5.00%		6/1/2036	NR		1,500,000	1,508,231
Public Finance Authority–Lehigh Valley Health Network Inc WI†	6.625%		12/1/2032	NR		2,975,000	3,018,853
Public Finance Authority–RBS Evolution LLC WI†	9.00%		11/1/2028	NR		4,000,000	4,210,983
Rhode Island Health & Educational Building Corp.–Care New England Health System Obligated Group	5.00%		9/1/2036	B+		10,500,000	10,565,647
Roanoke County Economic Development Authority–Friendship Foundation	5.50%	#(b)	9/1/2058	NR		350,000	350,392
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		2,850,000	2,866,128
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR		9,500,000	9,462,964
Southeastern Ohio Port Authority–Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B+	(c)	2,335,000	2,337,056

148	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Washington Health Care Facilities Authority–CommonSpirit Health Obligated Group	5.00%	#(b)	8/1/2049	A-		$5,120,000	$5,233,762
Washington Health Care Facilities Authority–Providence St Joseph Health Obligated Group	5.00%		10/1/2038	A		3,000,000	3,000,932
Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BBB-		2,400,000	2,326,616
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	BBB		3,265,000	3,509,947
Wisconsin Health & Educational Facilities Authority–Sauk-Prairie Memorial Hospital Inc Obligated Group	5.125%		2/1/2038	Ba2		1,950,000	1,950,222
Wisconsin Health & Educational Facilities Authority–Wisconsin Masonic Home Obligated Group	5.25%		8/15/2039	BBB-	(c)	1,415,000	1,554,394
Total							273,595,914

Housing 2.34%
California Housing Finance Agency	3.25%		8/20/2036	BBB		2,723,787	2,605,695
Connecticut Housing Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/15/2054	AAA		4,650,000	5,140,924
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%		1/1/2055	Aa1		3,600,000	4,032,729
Indiana Finance Authority–SFP-PUFWI LLC	4.00%		7/1/2034	BBB-		3,070,000	3,075,314
Iowa Finance Authority–Lifespace Communities Inc Obligated Group IA	6.75%		5/15/2033	BBB	(c)	4,700,000	5,394,712
Massachusetts Development Finance Agency–CHF Merrimack Inc MA†	4.25%		7/1/2034	BB		450,000	461,273
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2054	AA+		4,295,000	4,782,466
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		315,000	316,089
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB		2,233,294	2,298,794
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA		1,780,000	1,973,753
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		200,000	200,736
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		120,000	119,754

See Notes to Financial Statements.	149

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Housing (continued)
Public Finance Authority–CHF–Manoa LLC WI†	5.25%		7/1/2038	BBB-		$3,175,000	$3,516,638
Virginia Beach Development Authority–Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(c)	1,650,000	1,719,910
Total							35,638,787

Lease Obligations 0.27%
City of Phoenix Civic Improvement Corp. AZ AMT	5.00%		7/1/2036	Aa3		1,695,000	1,800,636
New Jersey Economic Development Authority	4.40% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A2		2,290,000	2,291,709
Total							4,092,345

Multi-Family Housing 0.53%
Illinois Housing Development Authority–South Shore IL Preservation LP (FHA), (HUD)	4.00%	#(b)	6/1/2026	Aaa		1,350,000	1,355,073
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3		6,986,194	6,700,440
Total							8,055,513

Other Revenue 2.07%
Arlington Higher Education Finance Corp.–Newman International Academy TX	4.00%		8/15/2031	NR		360,000	344,310
Capital Trust Agency, Inc.–Franklin Academy Series 2020 Obligated Group FL†	4.00%		12/15/2025	NR		300,000	298,973
Capital Trust Agency, Inc.–Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2026	NR		300,000	304,283
Capital Trust Agency, Inc.–Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2029	NR		1,095,000	1,108,369
Cleveland-Cuyahoga County Port Authority–Playhouse Square Foundation OH	5.00%		12/1/2028	BB+		2,595,000	2,667,642
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	5.25%		8/15/2026	Baa3		4,305,000	4,374,490
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	5.25%		8/15/2028	Baa3		3,040,000	3,093,293

150	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Florida Development Finance Corp.–Renaissance Charter School Inc Series 2015 Obligated Group†	5.00%		6/15/2025	NR	$100,000	$100,324
Industrial Development Authority of the County of Pima–Edkey Inc Obligated Group†	3.50%		7/1/2025	NR	265,000	263,088
Jefferson Parish Economic Development & Port District–Kenner Discovery Health Science Foundation Inc LA†	4.80%		6/15/2029	NR	2,005,000	2,027,894
Maryland Economic Development Corp.(e)	5.00%		12/1/2031	NR	1,500,000	973,125
Territory of Guam	5.00%		11/15/2024	BB	4,500,000	4,502,144
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	11,350,000	11,456,242
Total						31,514,177

Pollution Control 1.17%
California Pollution Control Financing Authority	3.375%		7/1/2025	A-	1,000,000	1,000,296
California Pollution Control Financing Authority–Republic Services Inc AMT†	4.05%	#(b)	7/1/2043	BBB+	6,000,000	5,995,118
Finance Authority of Maine–Casella Waste Systems Inc ME AMT†	4.375%	#(b)	8/1/2035	B+	2,750,000	2,754,656
Illinois Finance Authority–LRS Holdings LLC AMT†	7.25%	#(b)	9/1/2052	NR	4,500,000	5,081,854
Matagorda County Navigation District No. 1–AEP Texas Inc	4.00%		6/1/2030	BBB+	1,000,000	1,000,508
Mississippi Business Finance Corp.–Waste Pro USA Inc AMT†	5.00%	#(b)	2/1/2036	NR	1,500,000	1,532,491
Vermont Economic Development Authority–Casella Waste Systems Inc AMT†	4.625%	#(b)	4/1/2036	B+	475,000	484,620
Total						17,849,543

Special Tax 2.62%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	1,000,000	1,031,355
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2032	NR	1,750,000	1,841,310
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	1,750,000	1,812,154
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,720,000	3,966,429

See Notes to Financial Statements.	151

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
Babcock Ranch Community Independent Special District FL	4.125%		5/1/2027	NR	$940,000	$942,191
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	2,022,241
Celebration Pointe Community Development District No. 1 FL	2.375%		5/1/2026	NR	430,000	419,764
City of Baltimore MD	4.50%		6/1/2033	NR	400,000	408,533
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	2,565,000	2,441,095
Lakewood Ranch Stewardship District FL	5.40%		5/1/2028	NR	990,000	1,011,465
Lakewood Ranch Stewardship District FL	5.45%		5/1/2033	NR	2,660,000	2,831,357
Mida Mountain Village Public Infrastructure District–Mountain Village Assessment Area No 2 UT†	4.00%		8/1/2025	NR	1,205,000	1,205,398
Military Installation Development Authority UT	4.00%		6/1/2036	NR	4,750,000	4,473,490
New York City Industrial Development Agency–Yankee Stadium LLC NY (FGIC)	3.765% (CPI YoY * 1 + 0.87%	)	3/1/2025	Baa1	1,585,000	1,583,341
New York City Industrial Development Agency–Yankee Stadium LLC NY (FGIC)	3.775% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	1,350,000	1,354,177
Northern Palm Beach County Improvement District FL	5.00%		8/1/2046	NR	2,150,000	2,153,791
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	560,000	569,531
Scranton Redevelopment Authority PA GTD	5.00%		11/15/2028	BBB+	190,000	190,110
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,305,000	1,318,386
Village Metropolitan District CO GO	4.15%		12/1/2030	NR	3,650,000	3,631,507
West Villages Improvement District FL	4.25%		5/1/2029	NR	1,935,000	1,949,774
West Villages Improvement District FL	4.75%		5/1/2039	NR	2,000,000	1,993,880
Westview South Community Development District FL	4.75%		5/1/2028	NR	185,000	186,865
Westview South Community Development District FL	4.875%		5/1/2028	NR	475,000	480,486
Total						39,818,630

152	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Tax Revenue 3.62%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3		$1,040,000	$1,099,137
City of Sparks NV†	2.75%	6/15/2028	Baa2		3,995,000	3,910,668
Matching Fund Special Purpose Securitization Corp.–United States Virgin Islands Federal Excise Tax	5.00%	10/1/2027	NR		1,000,000	1,043,111
Matching Fund Special Purpose Securitization Corp.–United States Virgin Islands Federal Excise Tax	5.00%	10/1/2032	NR		2,535,000	2,692,056
Matching Fund Special Purpose Securitization Corp.–United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR		9,620,000	10,075,579
Public Finance Authority–Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR		16,000,000	16,443,079
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR		19,855,000	19,894,186
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR		1,000	992
Total						55,158,808

Tobacco 1.03%
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+		1,670,000	1,576,883
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+		8,081,680	7,928,731
TSASC, Inc. NY	5.00%	6/1/2025	B-		6,100,000	6,104,336
Total						15,609,950

Transportation 10.32%
California Municipal Finance Authority–LAX Integrated Express Solutions LLC	5.00%	6/30/2027	BB+	(c)	695,000	723,136
California Municipal Finance Authority–LAX Integrated Express Solutions LLC	5.00%	6/30/2028	BB+	(c)	1,650,000	1,737,882
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2028	BB+	(c)	1,000,000	1,053,034
Chicago O’Hare International Airport IL	5.00%	1/1/2032	A+		2,325,000	2,333,919
City & County of Denver–United Airlines Inc CO AMT	5.00%	10/1/2032	BB-		9,040,000	9,042,743
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2035	A+		4,165,000	4,385,477

See Notes to Financial Statements.	153

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2032	A+		$10,000,000	$10,011,301
County of Miami-Dade Seaport Department FL AMT	5.00%		10/1/2036	A3		1,300,000	1,419,960
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2037	Baa2		2,045,000	2,086,059
Florida Development Finance Corp.–AAF Operations Holdings LLC AMT†	12.00%	#(b)	7/15/2032	NR		5,500,000	5,867,011
Maryland Economic Development Corp.–CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB		14,270,000	14,383,916
Maryland Economic Development Corp.–Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3		9,995,000	10,243,366
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A-		1,975,000	2,016,278
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	5.00%		10/1/2034	A-		1,250,000	1,339,238
New York City Transitional Development Corp.–JFK NTO LLC NY AMT	5.50%		6/30/2038	Baa3		2,000,000	2,224,124
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%		10/1/2030	Baa3		14,725,000	14,868,006
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa3		5,000,000	5,002,774
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		1/1/2033	Baa3		2,500,000	2,585,194
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		14,000,000	14,421,299
New York Transportation Development Corp.–Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa3		3,000,000	3,394,976
New York Transportation Development Corp.–Empire State Thruway Partners LLC AMT	2.50%		10/31/2031	BBB-	(c)	1,365,000	1,172,243
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%		12/1/2038	Baa1		2,240,000	2,392,447
New York Transportation Development Corp.–JFK NTO LLC	5.25%		6/30/2038	Baa3		2,565,000	2,848,995
New York Transportation Development Corp.–JFK NTO LLC	5.25%		6/30/2040	Baa3		1,500,000	1,640,385
New York Transportation Development Corp.–JFK NTO LLC AMT	5.25%		6/30/2041	Baa3		1,000,000	1,090,679
New York Transportation Development Corp.–JFK NTO LLC NY AMT	5.50%		6/30/2039	Baa3		1,000,000	1,106,280

154	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2	$6,000,000	$6,008,565
New York Transportation Development Corp.–Laguardia Gateway Partners LLC (AGM) AMT	4.00%		7/1/2031	AA	3,925,000	3,925,398
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR	400,000	400,368
Pennsylvania Turnpike Commission Registration Fee Revenue	4.00% (MUNIPSA * 1 + .85%	)#	7/15/2041	AA-	5,000,000	5,001,926
Port of Beaumont Navigation District–Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	3.625%		1/1/2035	NR	2,000,000	1,876,274
Public Finance Authority–Air Cargo Obligated Group WI	5.00%		7/1/2031	BBB	1,875,000	2,028,572
Public Finance Authority–Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	BBB	1,845,000	2,008,620
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1	1,750,000	1,909,288
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	1,000,000	1,087,079
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2039	Baa1	1,580,000	1,713,793
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	6,605,000	7,126,565
Virginia Small Business Financing Authority–Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2038	BBB	4,525,000	4,513,249
Total						156,990,419

Utilities 13.62%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1	4,890,000	4,930,298
Black Belt Energy Gas District AL	5.25%	#(b)	5/1/2055	A1	8,905,000	9,818,343
Black Belt Energy Gas District AL	5.50%	#(b)	6/1/2049	A2	2,350,000	2,543,628
California Community Choice Financing Authority	5.00%	#(b)	1/1/2055	A1	16,250,000	17,852,247
California Community Choice Financing Authority	5.25%		11/1/2054	A2	3,300,000	3,594,001

See Notes to Financial Statements.	155

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Central Plains Energy Project NE	5.00%	#(b)	5/1/2054	Aa2	$5,000,000	$5,365,078
Charlotte County Industrial Development Authority–MSKP Town & Country Utility LLC†	5.00%		10/1/2029	NR	2,110,000	2,186,009
Charlotte County Industrial Development Authority–MSKP Town & Country Utility LLC†	5.00%		10/1/2034	NR	1,000,000	1,024,769
Charlotte County Industrial Development Authority–MSKP Town & Country Utility LLC AMT†	5.50%		10/1/2036	NR	3,345,000	3,390,461
City of Osceola–Plum Point Energy Associates LLC AR AMT	5.50%	#(b)	4/1/2036	NR	11,750,000	11,820,267
City of Seattle Municipal Light & Power Revenue WA	3.40% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	3,000,000	2,946,024
County of Trimble–Louisville Gas and Electric Co KY AMT	4.70%	#(b)	6/1/2054	A1	1,750,000	1,768,551
County of Washoe–Sierra Pacific Power Co NV	4.125%	#(b)	3/1/2036	A	1,365,000	1,386,474
Delaware State Economic Development Authority–NRG Energy Inc	1.25%	#(b)	10/1/2045	BBB-	5,000,000	4,867,982
Energy Southeast A Cooperative District AL	5.25%	#(b)	7/1/2054	A1	3,000,000	3,323,227
Energy Southeast A Cooperative District AL	5.75%	#(b)	4/1/2054	A1	2,000,000	2,273,345
Florida Development Finance Corp.–Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	5,000,000	4,472,848
Illinois Finance Authority–Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	5,000,000	4,999,842
Kentucky Public Energy Authority	5.00%	#(b)	5/1/2055	A2	4,500,000	4,843,036
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	17,800,000	17,778,131
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	1,190,000	1,213,237
Main Street Natural Gas, Inc. GA	4.943% (SOFR * .67 + 1.70%	)#	12/1/2053	Aa1	5,000,000	5,158,715
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2054	A3	5,500,000	5,939,438
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR	3,200,000	3,205,643
Pennsylvania Economic Development Financing Authority–Talen Energy Supply LLC	5.25%	#(b)	12/1/2037	BB-	6,320,000	6,441,831
Pennsylvania Economic Development Financing Authority–Talen Energy Supply LLC	5.25%	#(b)	12/1/2038	BB-	4,390,000	4,474,282

156	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	$6,370,000	$6,116,832
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	6,285,000	6,661,263
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	5,230,000	5,570,365
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,575,426
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2037	NR	1,000,000	1,062,976
Southeast Alabama Gas Supply District AL	5.00%	#(b)	8/1/2054	Aa3	9,000,000	9,786,323
Southeast Energy Authority A Cooperative District AL	5.663% (SOFR * .67 + 2.42%	)#	1/1/2053	A1	10,000,000	10,539,000
Southern California Public Power Authority–City of Anaheim Electric System Revenue CA	5.00%	#(b)	4/1/2055	A2	5,250,000	5,686,180
Tennergy Corp. TN	5.50%	#(b)	10/1/2053	Baa1	8,195,000	8,944,240
Texas Municipal Gas Acquisition & Supply Corp. III–Texas Municipal Gas Acquisition & Supply Corp III TX	5.00%		12/15/2032	A1	4,080,000	4,466,712
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(b)	1/1/2054	A1	8,000,000	9,103,743
Total						207,130,767
Total Municipal Bonds (cost $1,434,855,634)						1,469,768,757

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 2.06%

VARIABLE RATE DEMAND NOTES 2.06%

Corporate-Backed 0.37%
Maryland Industrial Development Financing Authority–Occidental Petroleum Corp	5.200%	10/1/2024	3/1/2030	Baa3	5,645,000	5,645,000

General Obligation 0.19%
City of New York NY GO	4.050%	10/1/2024	10/1/2046	AA	270,000	270,000
City of New York NY GO	4.150%	10/1/2024	4/1/2042	AA	1,075,000	1,075,000
City of New York NY GO	4.150%	10/1/2024	4/1/2042	AA	1,580,000	1,580,000
Total						2,925,000

See Notes to Financial Statements.	157

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care 1.50%
Montgomery County Higher Education & Health Authority–Thomas Jefferson University Obligated Group PA	3.950%	10/1/2024	9/1/2050	A	$16,265,000	$16,265,000
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group	5.000%	10/1/2024	2/15/2053	BBB	6,450,000	6,450,000
Total						22,715,000
Total Short-Term Investments (cost $31,285,000)						31,285,000
Total Investments in Securities 98.84% (cost $1,468,535,948)						1,503,478,757
Other Assets and Liabilities – Net(g)1.16%						17,645,414
Net Assets 100.00%						$1,521,124,171

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
FHLMC	Insured by-Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $373,254,287, which represents 24.54% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities–Net include net unrealized appreciation/depreciation on futures contracts as follows:

158	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2024

Futures Contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2024	40	Short	$(4,976,888)	$(4,967,500)	$9,388

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$2,425,000	$–	$2,425,000
Municipal Bonds	–	1,469,768,757	–	1,469,768,757
Short-Term Investments
Variable Rate Demand Notes	–	31,285,000	–	31,285,000
Total	$–	$1,503,478,757	$–	$1,503,478,757
Other Financial Instruments
Futures Contracts
Assets	$9,388	$–	$–	$9,388
Liabilities	–	–	–	–
Total	$9,388	$–	$–	$9,388

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2023	$14,882,022
Accrued Discounts (Premiums)	13,012
Realized Gain (Loss)	(40,327)
Change in Unrealized Appreciation (Depreciation)	92,267
Purchases	–
Sales	(4,732,500)
Transfers into Level 3	–
Transfers out of Level 3(a)	(10,214,474)
Balance as of September 30, 2024	$–
Change in unrealized appreciation/depreciation for the year ended September 30, 2024, related to Level 3 investments held at September 30, 2024	$–

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	159

Schedule of Investments

SUSTAINABLE MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.38%

MUNICIPAL BONDS 98.38%

Corporate-Backed 2.21%
Michigan Strategic Fund–Graphic Packaging International LLC AMT	4.00%	#(b)	10/1/2061	BB	$125,000	$125,716

Education 16.47%
Build NYC Resource Corp.–East Harlem Scholars Academy Charter School Obligated Group NY†	5.00%		6/1/2032	BB	100,000	106,938
California Community Choice Financing Authority	4.00%	#(b)	5/1/2053	A1	150,000	153,649
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	6.00%		8/15/2038	Baa3	110,000	112,211
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	AA	150,000	166,140
Florida Development Finance Corp.–Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%		9/15/2040	NR	100,000	98,164
Fort Bend Independent School District TX GO (PSF-GTD)	0.875%	#(b)	8/1/2050	AAA	145,000	142,071
Massachusetts Development Finance Agency–Franklin W Olin College of Engineering Inc	5.00%		11/1/2039	A	140,000	157,947
Total						937,120

General Obligation 15.90%
California Community Choice Financing Authority	5.00%	#(b)	12/1/2053	A2	150,000	160,589
California Community Choice Financing Authority	5.50%	#(b)	5/1/2054	A2	100,000	107,979
Chicago Board of Education IL GO	4.00%		12/1/2039	BB+	125,000	121,147
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	200,000	232,376
Pennsylvania Economic Development Financing Authority–Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2037	Baa2	125,000	141,332
San Marcos Consolidated Independent School District TX (PSF-GTD)	5.00%		8/15/2040	Aaa	125,000	141,306
Total						904,729

160	See Notes to Financial Statements.

Schedule of Investments (continued)

SUSTAINABLE MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care 26.80%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	$80,000	$80,383
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%	12/1/2026	BB	200,000	198,205
Brevard County Health Facilities Authority–Health First Inc Obligated Group FL	5.00%	4/1/2038	A	210,000	234,397
California Statewide Communities Development Authority–John Muir Health Obligated Group	5.25%	12/1/2042	A+	110,000	128,334
County of Franklin–Trinity Health Corp Obligated OH	5.00%	12/1/2036	AA-	150,000	161,300
Illinois Finance Authority–Rush Obligated Group	5.00%	11/15/2031	A+	150,000	151,558
Maryland Health & Higher Educational Facilities Authority–Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	125,000	127,329
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%	7/1/2038	BBB-	95,000	96,399
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Village Inc	5.25%	11/15/2028	NR	100,000	100,566
State of Ohio–University Hospitals Health System Inc Obligated Group	5.00%	1/15/2032	A	150,000	163,250
Westchester County Local Development Corp.–New York Blood Center Inc NY	5.00%	7/1/2038	Baa1	75,000	83,158
Total					1,524,879

Housing 16.46%
Connecticut Housing Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%	11/15/2054	AAA	100,000	110,558
Indiana Finance Authority–CHF-Tippecanoe LLC	5.00%	6/1/2043	BBB-	150,000	158,734
Maryland Economic Development Corp.	5.375%	7/1/2038	BBB-	150,000	165,801
Maryland Economic Development Corp.–University of Maryland College Park (AGM)	5.00%	7/1/2041	AA	125,000	136,209
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2055	AA+	125,000	143,000

See Notes to Financial Statements.	161

Schedule of Investments (continued)

SUSTAINABLE MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA	$100,000	$110,885
Washington State Housing Finance Commission–Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-	100,000	111,283
Total						936,470

Other Revenue 2.78%
Indiana Finance Authority–Indianapolis Museum of Art Inc IN	4.00%		2/1/2034	A2	150,000	158,020

Taxable Revenue–Water & Sewer 2.21%
Jersey City Municipal Utilities Authority Sewer Fund NJ	5.00%		5/1/2025	NR	125,000	126,030

Transportation 5.46%
County of Osceola Transportation Revenue FL	5.00%		10/1/2028	BBB+	100,000	105,502
Maryland Economic Development Corp.–Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	200,000	204,970
Total						310,472

Utilities 10.09%
California Community Choice Financing Authority	5.00%	#(b)	1/1/2055	A1	150,000	164,790
California Pollution Control Financing Authority–Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	250,000	262,860
City of Chicago Waterworks Revenue IL	5.00%		11/1/2029	A+	140,000	146,212
Total						573,862
Total Municipal Bonds (cost $5,443,007)						5,597,298

162	See Notes to Financial Statements.

Schedule of Investments (concluded)

SUSTAINABLE MUNICIPAL BOND FUND September 30, 2024

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.88%

VARIABLE RATE DEMAND NOTES 0.88%

Health Care
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group	5.000%	10/1/2024	2/15/2053	BBB	$50,000	$50,000
Total Short-Term Investments (cost $50,000)						50,000
Total Investments in Securities 99.26% (cost $5,493,007)						5,647,298
Other Assets and Liabilities - Net 0.74%						42,227
Net Assets 100.00%						$5,689,525

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
FHLMC	Insured by-Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $467,962, which represents 8.22% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$5,597,298	$–	$5,597,298
Short-Term Investments
Variable Rate Demand Notes	–	50,000	–	50,000
Total	$–	$5,647,298	$–	$5,647,298

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	163

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.32%

MUNICIPAL BONDS 99.32%

Corporate-Backed 1.95%
California Infrastructure & Economic Development Bank–DesertXpress Enterprises LLC AMT†	8.00%	#(b)	1/1/2050	NR	$1,500,000	$1,544,882
California Municipal Finance Authority–United Airlines Inc AMT	4.00%		7/15/2029	BB-	2,020,000	2,037,445
California Municipal Finance Authority–Waste Management Inc AMT	4.125%	#(b)	10/1/2041	A-	3,000,000	3,017,394
California Pollution Control Financing Authority–Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,416,828
California Pollution Control Financing Authority–Waste Management Inc AMT	4.30%		7/1/2040	A-	185,000	186,310
San Francisco City & County Airport Comm-San Francisco International Airport–SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A+	1,715,000	1,804,944
Total						13,007,803

Education 13.98%
Alameda Unified School District-Alameda County CA	5.00%		8/1/2049	AA	1,700,000	1,904,623
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	AA	4,000,000	4,484,039
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,359,330
California Community Choice Financing Authority	4.00%	#(b)	5/1/2053	A1	4,850,000	4,967,968
California Educational Facilities Authority–Art Center College of Design	4.00%		12/1/2037	Baa1	1,150,000	1,154,313
California Educational Facilities Authority–Art Center College of Design	5.00%		12/1/2044	Baa1	3,500,000	3,610,455
California Educational Facilities Authority–Chapman University	5.00%		4/1/2040	A2	1,000,000	1,005,286
California Educational Facilities Authority–Loyola Marymount University	5.00%		10/1/2048	A2	1,000,000	1,046,246
California Educational Facilities Authority–St Mary’s College of California	5.50%		10/1/2053	BBB-	1,125,000	1,215,248
California Educational Facilities Authority–University of San Francisco	5.00%		10/1/2053	A3	2,000,000	2,086,568
California Educational Facilities Authority–University of the Pacific	5.00%		11/1/2053	A2	2,900,000	3,171,468

164	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
California Enterprise Development Authority–Castilleja School Foundation(c)	5.00%	6/1/2049	A	$2,750,000	$3,058,209
California Health Facilities Financing Authority–Art Center College of Design	5.00%	12/1/2048	Baa1	1,000,000	1,025,452
California Municipal Finance Authority–Biola University Inc	5.00%	10/1/2032	Baa1	400,000	418,855
California Municipal Finance Authority–Biola University Inc	5.00%	10/1/2039	Baa1	1,000,000	1,036,184
California Municipal Finance Authority–Emerson College	5.00%	1/1/2042	BBB+	4,245,000	4,349,931
California Municipal Finance Authority–Samuel Merritt University	5.25%	6/1/2053	A3	5,500,000	6,045,909
California Municipal Finance Authority–SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+	500,000	488,996
California Municipal Finance Authority–University of the Pacific	3.00%	11/1/2048	A2	4,000,000	3,222,746
California Municipal Finance Authority–University of the Pacific	4.00%	11/1/2042	A2	1,175,000	1,186,053
California Municipal Finance Authority–Westside Neighborhood School†	5.90%	6/15/2044	BB	1,815,000	1,967,657
California School Finance Authority–Aspire Public Schools Obligated Group†	5.00%	8/1/2046	NR	85,000	86,588
California School Finance Authority–Aspire Public Schools Obligated Group†	5.00%	8/1/2046	BBB	3,450,000	3,465,009
California School Finance Authority–Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-	620,000	622,989
California School Finance Authority–Kipp SoCal Public Schools Obligated†	5.00%	7/1/2045	BBB	2,190,000	2,199,811
California School Finance Authority–Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB	4,415,000	4,476,961
California School Finance Authority–Kipp SoCal Public Schools Obligated Group†	5.00%	7/1/2049	BBB	1,000,000	1,028,433
California State University	5.25%	11/1/2053	Aa2	8,075,000	9,184,554

See Notes to Financial Statements.	165

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
California Statewide Communities Development Authority–Culinary Institute of America	5.00%		7/1/2046	Baa2	$1,010,000	$1,018,933
Central Unified School District CA GO	5.25%		8/1/2052	Aa3	2,940,000	3,315,555
Montebello Unified School District CA GO (AGM)	5.50%		8/1/2047	AA	2,000,000	2,196,707
Morgan Hill Unified School District CA GO	5.25%		8/1/2040	Aa1	1,000,000	1,161,981
Rincon Valley Union School District CA	5.00%		8/1/2054	AA	2,875,000	3,199,780
San Rafael City High School District CA GO	4.00%		8/1/2053	Aa2	2,000,000	2,004,446
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	1,500,000	1,704,977
University of California	5.00%		5/15/2052	AA	4,640,000	5,101,343
University of California	5.00%		5/15/2054	AA	2,500,000	2,792,435
Total						93,366,038

General Obligation 12.68%
California Community Choice Financing Authority	5.00%	#(b)	12/1/2053	A2	1,925,000	2,060,891
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	8,595,000	9,291,068
California Community Choice Financing Authority	5.50%	#(b)	5/1/2054	A2	4,905,000	5,296,404
California State Public Works Board	4.00%		5/1/2046	Aa3	3,765,000	3,822,837
California State Public Works Board–State of California Department of General Services	5.00%		4/1/2049	Aa3	1,000,000	1,126,395
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,000,000	1,889,832
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	183,693
Dublin Unified School District CA GO	3.00%		8/1/2041	AA+	2,425,000	2,228,406
El Rancho Unified School District CA GO (BAM)	5.75%		8/1/2048	AA	1,750,000	2,092,625
Grossmont Union High School District CA GO (AGM)	Zero Coupon		6/1/2040	AA	2,000,000	907,106
Imperial Community College District CA GO (AGM)	5.25%		8/1/2053	AA	1,620,000	1,824,197
Imperial Community College District GO (AGM)	5.00%		8/1/2054	AA	2,500,000	2,786,798
Irvine Facilities Financing Authority CA GO	4.25%		9/1/2050	Aa1	1,565,000	1,600,266

166	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Irvine Unified School District–Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%	9/1/2038	AA	$1,000,000	$1,007,155
Irvine Unified School District–Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%	9/1/2056	AA	995,000	1,024,769
Local Public Schools Funding Authority School Improvement District No. 2016-1 CA GO (BAM)	5.00%	8/1/2052	AA	2,000,000	2,092,039
Los Angeles Unified School District–Los Angeles Unified School District/CA(c)	5.25%	7/1/2049	Aa2	1,625,000	1,872,259
Newport Mesa Unified School District CA GO	Zero Coupon	8/1/2041	Aaa	1,325,000	686,541
Newport Mesa Unified School District CA GO	Zero Coupon	8/1/2045	Aaa	1,000,000	435,698
North Orange County Community College District CA GO	2.75%	8/1/2036	AA+	2,000,000	1,842,996
Pajaro Valley Health Care District CA GO	5.00%	9/1/2046	Ba2	2,750,000	2,995,576
Ravenswood City School District CA GO (BAM)	5.25%	8/1/2053	AA	2,000,000	2,240,895
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	1,795,000	859,891
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,189,925
San Diego Public Facilities Financing Authority CA	5.25%	10/15/2052	AA-	4,125,000	4,633,780
San Diego Unified School District CA GO	5.00%	7/1/2048	Aa2	3,000,000	3,359,459
Santa Monica-Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,344,463
Simi Valley Unified School District CA GO	5.25%	8/1/2051	Aa2	3,000,000	3,321,023
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	605,365
State of California GO	5.00%	10/1/2041	Aa2	1,170,000	1,300,703
State of California GO	5.00%	4/1/2042	Aa2	2,000,000	2,248,774
State of California GO	5.00%	9/1/2053	Aa2	1,000,000	1,117,486
State of California GO	5.25%	9/1/2047	Aa2	3,000,000	3,393,525
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,403,294
State of California GO	5.25%	8/1/2054	Aa2	1,250,000	1,431,336
State of California GO	5.50%	8/1/2054	Aa2	3,600,000	4,203,125

See Notes to Financial Statements.	167

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Washington Township Health Care District CA GO	5.25%	8/1/2048	AA	$1,625,000	$1,831,468
West Contra Costa Unified School District CA GO	6.00%	8/1/2027	A+	1,000,000	1,103,829
Total					84,655,892

Health Care 14.62%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	1,065,000	1,070,097
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	1,005,685
California Community Choice Financing Authority–Providence St Joseph Health Obligated Group	3.00%	10/1/2041	A	1,910,000	1,695,614
California Community Choice Financing Authority–Providence St Joseph Health Obligated Group	3.00%	10/1/2047	A	1,680,000	1,363,090
California Community Choice Financing Authority–Providence St Joseph Health Obligated Group	5.00%	10/1/2044	A	2,410,000	2,410,025
California Health Facilities Financing Authority–Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-	2,705,000	2,193,123
California Health Facilities Financing Authority–Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	BBB	4,000,000	4,100,839
California Health Facilities Financing Authority–Children’s Hospital Los Angeles Obligated Group CA	5.00%	10/1/2030	A	1,470,000	1,473,119
California Health Facilities Financing Authority–Children’s Hospital Los Angeles Obligated Group CA	5.00%	8/15/2042	BBB	1,250,000	1,288,796
California Health Facilities Financing Authority–Children’s Hospital of Orange County Obligated Group	3.00%	11/1/2038	AA-	3,000,000	2,837,193
California Health Facilities Financing Authority–City of Hope Obligated Group	4.00%	11/15/2045	A	3,370,000	3,318,785
California Health Facilities Financing Authority–City of Hope Obligated Group	5.00%	11/15/2032	A	1,300,000	1,300,814
California Health Facilities Financing Authority–CommonSpirit Health Obligated Group	4.00%	4/1/2035	A-	3,380,000	3,486,893

168	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority–CommonSpirit Health Obligated Group	5.00%	12/1/2054	A-		$5,000,000	$5,446,086
California Health Facilities Financing Authority–CommonSpirit Health Obligated Group CA	5.00%	12/1/2044	A-		1,485,000	1,668,532
California Health Facilities Financing Authority–Lucile Salter Packard Children’s Hospital at Stanford Obligated Group	4.00%	5/15/2051	A+		2,000,000	2,001,820
California Health Facilities Financing Authority–Lucile Salter Packard Children’s Hospital at Stanford Obligated Group	5.00%	8/15/2034	A+		2,000,000	2,388,768
California Health Facilities Financing Authority–Lucile Salter Packard Children’s Hospital at Stanford Obligated Group	5.00%	11/15/2056	A+		1,225,000	1,268,445
California Health Facilities Financing Authority–Scripps Health Obligated Group	5.00%	11/15/2044	AA-		9,000,000	10,169,479
California Health Facilities Financing Authority–Sutter Health Obligated Group	5.00%	11/15/2038	A+		2,250,000	2,365,718
California Infrastructure & Economic Development Bank–Roseville Sustainable Energy Partner LLC	5.25%	7/1/2049	BBB+		2,450,000	2,655,533
California Municipal Finance Authority	4.00%	8/15/2037	A-		1,000,000	1,008,846
California Municipal Finance Authority–Community Hospitals of Central California Obligated Group	5.00%	2/1/2037	A3		2,000,000	2,061,064
California Municipal Finance Authority–Eisenhower Medical Center	5.00%	7/1/2036	Baa2		1,580,000	1,626,435
California Municipal Finance Authority–Palomar Health Obligated Group COPS (AGM)	5.25%	11/1/2052	AA		1,000,000	1,086,164
California Municipal Finance Authority (AGM)	4.00%	2/1/2051	AA		1,000,000	977,315
California Public Finance Authority–Kendal At Ventura†	10.00%	5/15/2028	NR		500,000	590,861
California Statewide Communities Development Authority–HumanGood California Obligated Group	5.00%	10/1/2045	A-	(d)	1,000,000	1,008,076

See Notes to Financial Statements.	169

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority–John Muir Health Obligated Group	5.25%	12/1/2054	A+	$3,750,000	$4,203,630
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.00%	12/1/2026	BB	2,335,000	2,400,035
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB	1,000,000	1,014,627
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB	2,150,000	2,154,917
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB	1,015,000	1,027,946
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	2,225,000	2,227,576
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB	2,600,000	2,694,499
California Statewide Communities Development Authority–Verity Health System of California Inc Obligated Group(e)	5.50%	7/1/2039	NR	2,268	2,132
Los Angeles County Public Works Financing Authority–County of Los Angeles CA	5.50%	12/1/2053	AA+	2,000,000	2,324,219
Palomar Health Obligated Group CA	5.00%	11/1/2036	BB+	3,555,000	3,573,540
Palomar Health Obligated Group CA	5.00%	11/1/2039	BB+	4,750,000	4,758,702
Regents of the University of California Medical Center Pooled Revenue	3.50%	5/15/2054	AA-	3,000,000	2,854,455
Regents of the University of California Medical Center Pooled Revenue	5.00%	5/15/2047	AA-	2,000,000	2,212,809
Washington Township Health Care District CA	5.75%	7/1/2053	Baa3	2,100,000	2,297,069
Total					97,613,371

Housing 6.46%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR	965,000	959,392
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR	4,495,000	3,599,835

170	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
California Enterprise Development Authority–Provident Group-Pomona Properties LLC	5.00%	1/15/2045	Baa3	$3,500,000	$3,716,891
California Enterprise Development Authority–Provident Group-SDSU Properties LLC	5.00%	8/1/2040	Baa3	1,625,000	1,694,788
California Enterprise Development Authority–Provident Group-SDSU Properties LLC	5.00%	8/1/2050	Baa3	2,030,000	2,099,542
California Enterprise Development Authority–Provident Group-SDSU Properties LLC	5.00%	8/1/2055	Baa3	1,075,000	1,106,493
California Housing Finance Agency	3.25%	8/20/2036	BBB	8,123,576	7,771,371
California Housing Finance Agency	3.50%	11/20/2035	BBB+	2,281,740	2,234,039
California Municipal Finance Authority–Bowles Hall Foundation	5.00%	6/1/2050	Baa3	500,000	502,220
California Municipal Finance Authority–Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%	8/15/2054	A-	1,000,000	1,075,488
California Municipal Finance Authority–CHF-Davis II LLC (BAM)	3.00%	5/15/2051	AA	2,500,000	2,060,439
California Municipal Finance Authority–CHF-Davis II LLC (BAM)	4.00%	5/15/2046	AA	3,000,000	3,021,638
California Statewide Communities Development Authority–CHF-Irvine LLC	5.00%	5/15/2035	Baa1	3,100,000	3,172,754
California Statewide Communities Development Authority–CHF-Irvine LLC	5.00%	5/15/2050	Baa1	1,400,000	1,423,363
California Statewide Communities Development Authority–CHF-Irvine LLC (BAM)	4.00%	5/15/2046	AA	1,000,000	1,000,260
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR	2,000,000	1,493,598
CSCDA Community Improvement Authority Parallel-Anaheim CA†	4.00%	8/1/2056	NR	985,000	893,765
CSCDA Community Improvement Authority Pasadena Portfolio CA†	2.65%	12/1/2046	NR	2,425,000	1,955,961
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%	12/1/2056	NR	1,000,000	778,565

See Notes to Financial Statements.	171

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%		6/1/2047	NR	$3,000,000	$2,194,942
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%		6/1/2057	NR	1,000,000	350,558
Total						43,105,902

Lease Obligations 1.21%
California State Public Works Board	4.00%		11/1/2046	Aa3	2,500,000	2,536,189
San Diego Public Facilities Financing Authority–City of San Diego CA	5.00%		10/15/2054	AA-	5,000,000	5,570,361
Total						8,106,550

Other Revenue 0.98%
California Infrastructure & Economic Development Bank–Los Angeles County Museum of Natural History Foundation	4.00%		7/1/2050	A2	2,625,000	2,593,248
California School Finance Authority–Aspire Public Schools Obligated Group†	4.00%		8/1/2051	BBB	785,000	718,453
California School Finance Authority–Green Dot Public Schools Obligated Group†	5.00%		8/1/2038	BBB-	1,000,000	1,036,280
California School Finance Authority–Kipp SoCal Public Schools Obligated†	5.00%		7/1/2034	BBB	600,000	600,602
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2051	NR	2,417,316	1,583,342
Total						6,531,925

Pollution Control 0.25%
California Municipal Finance Authority–Republic Services Inc AMT	3.875%	#(b)	3/1/2054	BBB+	1,600,000	1,637,805

Power 0.54%
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	3,180,000	3,615,987

Pre-Refunded 0.11%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	726,998

Special Tax 3.09%
City of Irvine CA	5.00%		9/2/2028	NR	1,000,000	1,018,695
City of Irvine CA Special Tax (BAM)	5.25%		9/1/2053	AA	3,000,000	3,369,055
City of Roseville Westpark Community Facilities District No 1 CA Special Tax	5.00%		9/1/2031	NR	1,000,000	1,013,821

172	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%	9/1/2052	NR	$1,500,000	$1,589,200
County of Orange CA Community Facilities District No 2023-1	5.50%	8/15/2053	NR	1,375,000	1,493,350
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	1,325,000	1,335,097
Irvine Facilities Financing Authority–City of Irvine Community Facilities District No 2013-3 CA Special Tax (BAM)	5.25%	9/1/2053	AA	5,160,000	5,815,726
Poway Unified School District Public Financing Authority CA Special Tax (BAM)	5.00%	9/1/2035	AA+	1,765,000	1,798,548
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	1,000,000	1,098,367
Tejon Ranch Public Facilities Finance Authority–Tejon Ranch Public Facilities Finance Authority Community Facs District No 2008-1 CA	5.00%	9/1/2054	NR	2,000,000	2,108,105
Total					20,639,964

Tax Revenue 4.61%
City of Sacramento Transient Occupancy Tax Revenue CA	5.00%	6/1/2048	A1	1,000,000	1,042,535
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2037	AA	1,700,000	1,905,678
Matching Fund Special Purpose Securitization Corp.–United States Virgin Islands Federal Excise Tax	5.00%	10/1/2026	NR	1,925,000	1,987,420
Matching Fund Special Purpose Securitization Corp.–United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	2,000,000	2,094,715
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	1,283,000	316,434
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	503,000	502,752
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,283,000	4,280,888
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	7,000	6,942
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	7,298,854	7,321,321

See Notes to Financial Statements.	173

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2048	NR	$1,650,000	$1,706,760
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2054	NR	1,000,000	1,028,836
San Diego Unified School District CA GO	3.00%	7/1/2044	Aa2	4,400,000	3,881,883
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	2,100,000	2,350,244
San Rafael City High School District CA GO	5.25%	8/1/2052	Aa2	1,215,000	1,328,944
Tustin Community Facilities District CA Special Tax	5.00%	9/1/2037	A	1,000,000	1,014,265
Total					30,769,617

Taxable Revenue–Water & Sewer 2.68%
California Pollution Control Financing Authority–Poseidon Resources Channelside LP AMT†	5.00%	11/21/2045	Baa3	1,100,000	1,178,793
San Diego Public Facilities Financing Authority–City of San Diego CA Sewer Utility Revenue CA	5.00%	5/15/2054	AA	5,000,000	5,606,523
San Francisco City & County Public Utilities Commission Wastewater Revenue CA(f)	5.00%	10/1/2054	AA	10,000,000	11,091,045
Total					17,876,361

Tobacco 2.56%
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	8,675,000	2,286,685
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	10,000,000	560,574
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	21,500,000	2,568,416
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2051	BBB+	5,200,000	5,487,790
Inland Empire Tobacco Securitization Corp.–Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC	1,000,000	463,646
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	3,000,000	234,279
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	5,000,000	1,966,025

174	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Tobacco (continued)
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR		$2,250,000	$230,997
Tobacco Securitization Authority of Southern California–San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-		2,500,000	526,433
Tobacco Securitization Authority of Southern California–San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		2,675,000	2,788,456
Total						17,113,301

Transportation 21.29%
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon	10/1/2051	AA		1,000,000	586,888
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon	10/1/2053	AA		5,000,000	1,252,530
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2052	AA		9,000,000	9,802,600
Bay Area Toll Authority CA	5.00%	4/1/2054	AA		2,720,000	3,008,573
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.375%	7/1/2049	AA		1,000,000	1,013,047
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		1,000,000	1,098,365
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		4,350,000	4,739,856
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	4.00%	12/31/2047	BB+	(d)	1,000,000	943,549
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2034	BB+	(d)	1,700,000	1,772,516
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB+	(d)	1,205,000	1,253,937
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(d)	3,565,000	3,653,885
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2047	BB+	(d)	6,500,000	6,626,311
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2048	AA		3,220,000	3,459,421
City of Long Beach Airport System Revenue CA (AGM) AMT	5.25%	6/1/2047	AA		1,330,000	1,449,811

See Notes to Financial Statements.	175

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	$2,000,000	$1,960,056
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	NR	105,000	118,217
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	AA-	1,895,000	2,117,325
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2051	AA-	4,000,000	4,216,254
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-	2,000,000	2,189,207
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA	1,100,000	1,256,056
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA	7,000,000	7,699,694
County of Sacramento Airport System Revenue–County of Sacramento CA Airport System Revenue CA(c)	5.25%	7/1/2054	A+	3,500,000	3,947,592
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	1,500,000	1,117,376
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	1,225,000	1,217,148
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	4,010,000	3,984,297
Foothill-Eastern Transportation Corridor Agency CA	6.85%	1/15/2042	A	1,150,000	1,375,267
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,942,375
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,416,609
Riverside County Transportation Commission CA	4.00%	6/1/2047	A-	3,520,000	3,524,040
San Diego County Regional Airport Authority CA	5.00%	7/1/2039	A2	1,550,000	1,741,681
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	3,750,000	3,672,450
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2051	A2	3,500,000	3,692,347
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2053	A1	3,615,000	3,851,212

176	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%		5/1/2052	A1	$1,025,000	$1,123,608
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2031	A1	6,500,000	7,226,550
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2039	A1	2,695,000	2,995,143
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2045	A+	1,515,000	1,570,944
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2052	A1	7,100,000	7,521,268
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2049	A1	3,600,000	3,949,245
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.75%		5/1/2048	A1	2,000,000	2,265,392
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2044	A	4,932,000	5,036,438
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2050	A	1,825,000	1,841,242
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2044	A-	8,920,000	8,959,624
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	6,930,000	6,959,091
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon		1/15/2036	Baa2	1,450,000	971,671
Total						142,120,708

Utilities 12.31%
California Community Choice Financing Authority	4.00%	#(b)	2/1/2052	A1	4,000,000	4,127,393
California Community Choice Financing Authority	4.00%	#(b)	10/1/2052	A2	2,925,000	2,972,599
California Community Choice Financing Authority	5.00%	#(b)	2/1/2054	A1	2,500,000	2,717,601

See Notes to Financial Statements.	177

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(b)	1/1/2055	A1	$6,850,000	$7,525,409
California Community Choice Financing Authority	5.25%		11/1/2054	A2	1,125,000	1,225,228
California Pollution Control Financing Authority–Poseidon Resources Channelside LP†	5.00%		11/21/2045	Baa3	3,870,000	4,016,579
City of Burbank Electric Revenue CA	5.00%		6/1/2053	AA-	3,790,000	4,121,528
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	2,500,000	2,760,694
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	2,000,000	2,208,555
City of Los Angeles Wastewater System Revenue CA	5.00%		6/1/2043	AA+	3,125,000	3,125,608
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	1,000,000	1,130,000
Guam Waterworks Authority Water And Wastewater System	5.00%		7/1/2042	A-	1,500,000	1,640,749
Indio Electric Financing Authority–Imperial Irrigation District Electric System Revenue CA	5.25%		1/1/2053	A1	3,685,000	4,141,442
Long Beach Bond Finance Authority CA	5.034% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A1	1,000,000	1,009,973
Los Angeles Department of Water & Power CA	5.00%		7/1/2043	Aa2	2,000,000	2,233,804
Los Angeles Department of Water & Power CA	5.00%		7/1/2048	Aa2	2,000,000	2,175,855
Los Angeles Department of Water & Power CA	5.00%		7/1/2051	Aa2	1,200,000	1,308,077
Los Angeles Department of Water & Power CA	5.00%		7/1/2052	Aa2	4,645,000	5,113,525
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2052	AA+	1,745,000	1,923,503
Modesto Irrigation District CA	5.25%		10/1/2048	A+	3,060,000	3,502,299
Northern California Energy Authority	5.00%	#(b)	12/1/2054	Aa3	2,000,000	2,164,689
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	700,000	672,179
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2047	NR	1,000,000	937,212
Sacramento Municipal Utility District CA	5.00%	#(b)	8/15/2049	AA-	1,925,000	1,946,972

178	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2024

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Utilities (continued)
Sacramento Municipal Utility District CA		5.00%		11/15/2054	Aa2		$1,000,000	$1,125,656
Southern California Public Power Authority		5.00%		11/1/2033	A2		3,575,000	3,825,553
Southern California Public Power Authority	5.161% (3 Mo. LIBOR * .67 + 1.47%		)#	11/1/2038	A2		815,000	800,332
Southern California Public Power Authority–City of Anaheim Electric System Revenue CA		5.00%	#(b)	4/1/2055	A2		5,500,000	5,956,951
Southern California Public Power Authority–Los Angeles Department of Water & Power		5.00%		7/1/2053	Aa2		2,000,000	2,250,700
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2025	BBB+	(d)	1,130,000	1,146,079
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2032	BBB+	(d)	1,090,000	1,159,612
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2034	BBB+	(d)	300,000	317,657
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2035	BBB+	(d)	200,000	211,237
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2038	BBB+	(d)	650,000	676,876
Total								82,172,126
Total Municipal Bonds (cost $646,929,536)								663,060,348

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.57%

VARIABLE RATE DEMAND NOTES 0.57%

Taxable Revenue–Water & Sewer 0.24%
Los Angeles Department of Water & Power Water System Revenue CA	3.000%	10/1/2024		7/1/2045	Aa2		1,650,000	1,650,000

Transportation 0.33%
Bay Area Toll Authority CA	3.400%	10/1/2024		4/1/2055	AA+		2,200,000	2,200,000
Total Short-Term Investments (cost $3,850,000)								3,850,000
Total Investments in Securities 99.89% (cost $650,779,536)								666,910,348
Other Assets and Liabilities – Net(h) 0.11%								710,877
Net Assets 100.00%								$667,621,225

See Notes to Financial Statements.	179

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2024

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
LIBOR	London Interbank Offered Rate.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $50,207,689, which represents 7.52% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).
(f)	Municipal Bonds Held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) to Financial Statements for details of Municipal Bonds Held in Trust.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2024	39	Short	$(4,852,466)	$(4,843,313)	$9,153

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$663,060,348	$–	$663,060,348
Short-Term Investments
Variable Rate Demand Notes	–	3,850,000	–	3,850,000
Total	$–	$666,910,348	$–	$666,910,348
Other Financial Instruments
Futures Contracts
Assets	$9,153	$–	$–	$9,153
Liabilities	–	–	–	–
Total	$9,153	$–	$–	$9,153

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or the end of the year.

180	See Notes to Financial Statements.

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.62%

MUNICIPAL BONDS 98.62%

Corporate-Backed 2.69%
New Jersey Economic Development Authority–NYNJ Link Borrower LLC (AGM) AMT	5.00%	1/1/2031	AA	$225,000	$225,298
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	A-	100,000	100,106
New Jersey Economic Development Authority–United Airlines Inc	5.25%	9/15/2029	BB-	1,435,000	1,436,677
New Jersey Economic Development Authority–United Airlines Inc	5.50%	6/1/2033	BB-	650,000	654,420
New Jersey Infrastructure Bank	2.125%	9/1/2046	AAA	400,000	268,902
Salem County Pollution Control Financing Authority–Constellation Energy Generation LLC NJ AMT	4.45%	3/1/2025	BBB+	1,085,000	1,087,875
Total					3,773,278

Education 13.67%
Camden County Improvement Authority–KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2047	BBB	500,000	546,982
Gloucester County Improvement Authority–Rowan University NJ (BAM)	5.00%	7/1/2054	AA	1,000,000	1,081,070
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	498,318
Middlesex County Improvement Authority–Rutgers The State University of New Jersey	5.00%	8/15/2053	Aa3	1,960,000	2,166,311
Middlesex County Improvement Authority NJ GTD	4.00%	8/15/2053	AAA	1,000,000	999,722
New Jersey Economic Development Authority–Provident Group-Montclair Properties LLC (AGM)	5.00%	6/1/2042	AA	500,000	513,564
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A2	290,000	330,255
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	750,000	821,403
New Jersey Educational Facilities Authority–Montclair State University Inc (AGM)	5.00%	7/1/2041	AA	780,000	895,841
New Jersey Educational Facilities Authority–Montclair State University Inc (AGM)	5.00%	7/1/2044	AA	500,000	567,801

See Notes to Financial Statements.	181

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority–New Jersey City University Inc (AGM)	4.00%	7/1/2036	AA	$745,000	$740,752
New Jersey Educational Facilities Authority–Ramapo College of New Jersey (AGM)	4.00%	7/1/2041	AA	545,000	557,543
New Jersey Educational Facilities Authority–Seton Hall University	4.00%	7/1/2046	BBB+	545,000	511,390
New Jersey Educational Facilities Authority–Seton Hall University	5.00%	7/1/2034	BBB+	325,000	332,497
New Jersey Educational Facilities Authority–Seton Hall University (AGM)	3.25%	7/1/2049	AA	450,000	391,291
New Jersey Educational Facilities Authority–Stevens Institute of Technology International Inc	3.00%	7/1/2050	BBB+	1,170,000	911,759
New Jersey Educational Facilities Authority–Stevens Institute of Technology International Inc	4.00%	7/1/2050	BBB+	200,000	189,269
New Jersey Educational Facilities Authority–Stevens Institute of Technology International Inc	5.00%	7/1/2030	BBB+	530,000	556,877
New Jersey Educational Facilities Authority–Stockton University–Stockton University	5.00%	7/1/2041	A3	800,000	816,221
New Jersey Educational Facilities Authority–Trustees of Princeton University	5.25%	3/1/2054	AAA	3,885,000	4,421,781
New Jersey Educational Facilities Authority–William Paterson University of New Jersey (AGM)	3.00%	7/1/2039	AA	250,000	236,181
New Jersey Educational Facilities Authority–William Paterson University of New Jersey (AGM)	3.00%	7/1/2040	AA	250,000	231,741
New Jersey Higher Education Student Assistance Authority AMT	2.50%	12/1/2040	AA	465,000	423,841
New Jersey Higher Education Student Assistance Authority AMT	3.25%	12/1/2039	Aa1	275,000	262,977
New Jersey Institute of Technology	5.00%	7/1/2033	A1	170,000	186,533
Total					19,191,920

Financial Services 0.15%
New Jersey Higher Education Student Assistance Authority AMT	5.00%	12/1/2028	Aaa	200,000	212,000

182	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation 11.29%
City of Atlantic City NJ GO (AGM), (ST AID WITHHLDG)	5.00%		3/1/2037	AA	$540,000	$561,796
City of Atlantic City NJ GO (BAM), (ST AID WITHHLDG)	5.00%		3/1/2042	AA	750,000	773,409
City of Jersey City NJ GO	4.00%		2/15/2036	A1	750,000	771,836
City of Newark Mass Transit Access Tax Revenue NJ (AGM)	5.375%		11/15/2052	AA	1,670,000	1,885,637
City of Summit NJ GO	4.00%		7/15/2041	AAA	500,000	520,507
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	35,824
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	180,626	116,504
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	41,011
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	36,757
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	31,376
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	22,763	22,899
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	45,175	47,184
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	44,442	48,018
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	43,166	48,037
County of Atlantic NJ GO	4.00%		3/15/2039	AA	450,000	474,806
County of Hudson NJ GO	2.00%		11/15/2035	AA	935,000	761,150
Cumberland County Improvement Authority NJ GTD (BAM)	4.00%		10/1/2048	AA	750,000	748,349
New Jersey Economic Development Authority–New Jersey Transit Corp	5.25%		11/1/2047	A2	840,000	926,565
New Jersey Health Care Facilities Financing Authority	5.00%		10/1/2037	A2	1,000,000	1,051,222
New Jersey Infrastructure Bank	5.00%		9/1/2052	AAA	500,000	552,180
New Jersey Transportation Trust Fund Authority	4.25%		6/15/2044	A2	500,000	511,870
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2046	A2	790,000	881,556
Rutherford Board of Education NJ GO	2.50%		12/15/2034	AA-	1,000,000	881,975
State of New Jersey GO	2.50%		6/1/2038	A1	1,020,000	842,702
State of New Jersey GO	5.00%		6/1/2040	A1	750,000	812,805
State of New Jersey GO	5.00%		6/1/2041	A1	400,000	419,891
Township of Berkeley Heights NJ GO	4.00%		7/1/2041	Aa1	785,000	821,419
Union County Improvement Authority	4.125%		4/15/2054	Aaa	250,000	252,482
Union County Utilities Authority–Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	965,000	965,279
Total						15,845,046

See Notes to Financial Statements.	183

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care 13.22%
New Jersey Economic Development Authority–Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	$220,000	$221,207
New Jersey Health Care Facilities Financing Authority–AtlantiCare Health System Obligated Group	2.375%	7/1/2046	AA-	695,000	471,759
New Jersey Health Care Facilities Financing Authority–Inspira Health Obligated Group	4.00%	7/1/2047	A2	975,000	965,478
New Jersey Health Care Facilities Financing Authority–Inspira Health Obligated Group	4.125%	7/1/2054	A2	1,665,000	1,649,855
New Jersey Health Care Facilities Financing Authority–Inspira Health Obligated Group	5.00%	7/1/2035	A2	460,000	480,950
New Jersey Health Care Facilities Financing Authority–Inspira Health Obligated Group	5.00%	7/1/2042	A2	1,215,000	1,252,017
New Jersey Health Care Facilities Financing Authority–Inspira Health Obligated Group	5.25%	7/1/2054	A2	1,720,000	1,917,305
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	1,225,000	1,018,313
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Obligated Group	4.00%	7/1/2051	AA-	1,350,000	1,337,446
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Obligated Group	5.00%	7/1/2043	AA-	1,925,000	1,966,098
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Obligated Group	5.25%	7/1/2054	AA-	1,500,000	1,681,148
New Jersey Health Care Facilities Financing Authority–St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	1,325,000	1,233,570
New Jersey Health Care Facilities Financing Authority–St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2027	BBB-	100,000	102,586
New Jersey Health Care Facilities Financing Authority–St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2041	BBB-	785,000	790,694

184	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority–University Hospital (AGM)	5.00%	7/1/2046	AA	$1,000,000	$1,006,837
New Jersey Health Care Facilities Financing Authority–University of Pennsylvania Health System Obligated Group	5.00%	7/1/2039	AA	1,000,000	1,027,017
New Jersey Health Care Facilities Financing Authority–Valley Health System Obligated Group	4.00%	7/1/2044	A	1,055,000	1,047,891
New Jersey Health Care Facilities Financing Authority–Valley Health System Obligated Group	5.00%	7/1/2030	A	355,000	388,604
Total					18,558,775

Housing 0.06%
New Jersey Housing & Mortgage Finance Agency (HUD)	3.15%	5/1/2053	AA-	100,000	77,154

Lease Obligations 11.63%
Gloucester County Improvement Authority–Rowan University NJ (AGM)	5.00%	11/1/2029	AA	295,000	309,375
Gloucester County Improvement Authority–Rowan University NJ (AGM)	5.00%	11/1/2030	AA	290,000	304,252
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	1,660,000	1,661,572
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	210,000	210,206
New Jersey Economic Development Authority–State Capitol Joint Management Commission	5.00%	6/15/2035	A2	750,000	802,354
New Jersey Economic Development Authority–State of New Jersey Department of the Treasury	5.00%	6/15/2029	A2	500,000	527,642
New Jersey Economic Development Authority–State of New Jersey Department of the Treasury	5.00%	6/15/2047	A2	540,000	555,822
New Jersey Economic Development Authority–State of New Jersey Department of the Treasury	5.00%	6/15/2048	A2	500,000	519,114
New Jersey Educational Facilities Authority–State of New Jersey Department of the Treasury	5.00%	9/1/2033	A2	1,070,000	1,071,230

See Notes to Financial Statements.	185

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2038	A2	$520,000	$545,282
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,980,000	1,562,050
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2038	A2	1,120,000	659,186
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2039	A2	660,000	672,316
New Jersey Transportation Trust Fund Authority	4.25%	12/15/2038	A2	470,000	481,116
New Jersey Transportation Trust Fund Authority	4.75%	6/15/2038	A2	1,085,000	1,093,622
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	545,000	562,740
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	400,000	412,590
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2036	A2	935,000	998,349
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	1,380,000	1,382,847
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2041	A2	235,000	237,569
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2043	A2	720,000	769,504
New Jersey Transportation Trust Fund Authority–State of New Jersey	5.00%	9/1/2036	A2	545,000	559,784
New Jersey Transportation Trust Fund Authority–State of New Jersey	5.50%	9/1/2033	A2	410,000	426,445
Total					16,324,967

Miscellaneous 0.54%
Bergen County Improvement Authority–County of Bergen NJ	5.00%	6/1/2054	Aaa	675,000	758,961

Other Revenue 1.50%
Casino Reinvestment Development Authority, Inc. GA (AGC)	4.00%	11/1/2044	AA	1,250,000	1,252,478
Casino Reinvestment Development Authority, Inc. GA (AGC)	5.00%	11/1/2041	AA	250,000	278,926
Casino Reinvestment Development Authority, Inc. GA (AGC)	5.00%	11/1/2044	AA	200,000	220,371

186	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
New Jersey Economic Development Authority–Bancroft Neurohealth Obligated Group	5.00%	6/1/2041	NR	$350,000	$351,030
Total					2,102,805

Special Tax 0.58%
New Jersey Economic Development Authority–NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	474,458	478,864
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	340,240
Total					819,104

Tax Revenue 5.49%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	BBB+	875,000	876,278
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2044	BBB+	810,000	811,184
Casino Reinvestment Development Authority, Inc. NJ (AGM)	5.00%	11/1/2032	AA	500,000	500,628
Garden State Preservation Trust NJ (AGM)	5.75%	11/1/2028	AA	1,205,000	1,282,566
New Jersey Infrastructure Bank	5.00%	9/1/2049	AAA	800,000	905,542
New Jersey Transportation Trust Fund Authority	3.00%	6/15/2050	A2	550,000	447,900
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	18,000	15,089
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	235,000	181,602
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	646,000	458,246
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,675,000	659,751
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	96,000	95,953
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	492,000	491,757
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	18,000	17,851
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	19,000	19,108
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	382,151

See Notes to Financial Statements.	187

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	$267,000	$267,822
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	40,000	40,107
Territory of Guam	4.00%		1/1/2042	Baa3	250,000	247,021
Total						7,700,556

Taxable Revenue–Water & Sewer 0.76%
Jersey City Municipal Utilities Authority Sewer Fund NJ (AGM)	5.25%		10/15/2054	AA	500,000	564,777
New Jersey Economic Development Authority–New Jersey-American Water Co Inc AMT	3.75%	#(b)	11/1/2034	A+	500,000	505,825
Total						1,070,602

Tobacco 2.21%
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB-	2,045,000	2,063,667
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	1,000,000	1,039,069
Total						3,102,736

Transportation 30.40%
Delaware River & Bay Authority	4.00%		1/1/2044	A+	515,000	519,039
Delaware River & Bay Authority	5.00%		1/1/2039	A+	500,000	558,497
Delaware River & Bay Authority	5.00%		1/1/2049	A+	1,250,000	1,389,882
Delaware River Joint Toll Bridge Commission PA	3.00%		7/1/2049	A+	1,025,000	794,892
Delaware River Port Authority PA	5.00%		1/1/2040	A+	600,000	647,235
New Jersey Economic Development Authority–New Jersey Transit Corp	4.00%		11/1/2044	A2	275,000	275,738
New Jersey Economic Development Authority–NYNJ Link Borrower LLC (AGM) AMT	5.125%		1/1/2039	AA	925,000	926,034
New Jersey Economic Development Authority–Port Newark Container Terminal LLC AMT	5.00%		10/1/2047	Baa2	940,000	958,866
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2050	A2	1,080,000	1,073,826
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A+	1,000,000	1,035,874
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2050	A2	2,500,000	2,802,823
New Jersey Transportation Trust Fund Authority	5.50%		6/15/2050	A2	500,000	563,328

188	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority–State of New Jersey	3.00%	6/15/2050	A2	$750,000	$610,773
New Jersey Turnpike Authority	4.00%	1/1/2043	AA-	610,000	623,944
New Jersey Turnpike Authority	4.00%	1/1/2048	AA-	1,000,000	995,706
New Jersey Turnpike Authority	5.00%	1/1/2030	AA-	715,000	753,771
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-	615,000	642,528
New Jersey Turnpike Authority	5.00%	1/1/2042	AA-	270,000	302,142
New Jersey Turnpike Authority	5.00%	1/1/2046	AA-	1,250,000	1,388,098
New Jersey Turnpike Authority	5.00%	1/1/2048	AA-	840,000	884,367
New Jersey Turnpike Authority	5.25%	1/1/2052	AA-	1,110,000	1,243,621
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	2,500,000	2,828,675
New Jersey Turnpike Authority (AGM)	5.25%	1/1/2028	AA	810,000	883,419
Port Authority of New York & New Jersey	4.00%	9/1/2043	AA-	870,000	875,756
Port Authority of New York & New Jersey	5.00%	12/1/2035	AA-	500,000	588,875
Port Authority of New York & New Jersey	5.00%	7/15/2038	AA-	710,000	754,038
Port Authority of New York & New Jersey	5.00%	7/15/2045	AA-	500,000	561,813
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	360,000	393,613
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	500,000	546,685
Port Authority of New York & New Jersey(c)	5.00%	9/1/2054	AA-	1,325,000	1,460,633
Port Authority of New York & New Jersey	5.25%	8/1/2052	AA-	1,330,000	1,469,025
Port Authority of New York & New Jersey AMT	5.00%	9/15/2032	AA-	675,000	706,934
Port Authority of New York & New Jersey AMT	5.00%	9/15/2033	AA-	1,105,000	1,155,790
Port Authority of New York & New Jersey AMT	5.00%	9/15/2034	AA-	290,000	302,870
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	545,000	604,887
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	750,000	793,335
Port Authority of New York & New Jersey AMT	5.00%	10/15/2036	AA-	1,410,000	1,411,433
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	500,000	512,599
Port Authority of New York & New Jersey AMT	5.00%	12/1/2044	AA-	500,000	541,797
South Jersey Port Corp.–South Jersey Port Corp NJ AMT	5.00%	1/1/2036	A3	775,000	808,981
South Jersey Port Corp. NJ AMT	5.00%	1/1/2048	A3	1,705,000	1,744,091
South Jersey Transportation Authority NJ	5.00%	11/1/2039	BBB+	1,515,000	1,515,929

See Notes to Financial Statements.	189

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
South Jersey Transportation Authority NJ	5.25%		11/1/2052	BBB+	$1,490,000	$1,611,965
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	1,075,111
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	538,289
Total						42,677,527

Utilities 4.43%
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	400,000	400,436
New Jersey Economic Development Authority–Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	464,207
New Jersey Economic Development Authority–New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,680,000	1,511,218
New Jersey Economic Development Authority–New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	1,000,000	845,716
New Jersey Economic Development Authority–New Jersey-American Water Co Inc AMT	2.20%	#(b)	10/1/2039	A+	500,000	449,081
New Jersey Economic Development Authority–UMM Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,352
Passaic Valley Sewerage Commission NJ (AGM)	3.00%		12/1/2038	AA	1,000,000	912,620
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	380,000	364,897
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	250,000	264,967
Total						6,213,494
Total Municipal Bonds (cost $138,965,125)						138,428,925
Total Investments in Securities 98.62% (cost $138,965,125)						138,428,925
Other Assets and Liabilities – Net(d) 1.38%						1,941,884
Net Assets 100.00%						$140,370,809

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $629,864, which represents 0.45% of net assets.

190	See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2024

(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	Other Assets and Liabilities–Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2024	9	Short	$(1,119,800)	$(1,117,688)	$2,112

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$138,428,925	$–	$138,428,925
Total	$–	$138,428,925	$–	$138,428,925
Other Financial Instruments
Futures Contracts
Assets	$2,112	$–	$–	$2,112
Liabilities	–	–	–	–
Total	$2,112	$–	$–	$2,112

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2023	$1,132,981
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3(a)	(1,132,981)
Balance as of September 30, 2024	$–
Change in unrealized appreciation/depreciation for the year ended September 30, 2024, related to Level 3 investments held at September 30, 2024	$–

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of level 3 were related to the availability of mark quotations in accordance with valuation methodology.

See Notes to Financial Statements.	191

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.82%

MUNICIPAL BONDS 98.82%

Corporate-Backed 9.04%
Brooklyn Arena Local Development Corp.–Brooklyn Events Center LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$91,084
Build NYC Resource Corp.–Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR		100,000	100,138
Build NYC Resource Corp.–Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		250,000	250,726
New York City Industrial Development Agency–TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		1,275,000	1,275,570
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,790,000	2,454,186
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,355,000	5,738,541
New York Liberty Development Corp.–3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,660,546
New York Liberty Development Corp.–3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	750,997
New York Liberty Development Corp.–3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,000,000	1,002,004
New York Liberty Development Corp.–Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2		7,215,000	8,521,196
New York Liberty Development Corp.–Goldman Sachs Headquarters LLC	5.50%		10/1/2037	A2		3,650,000	4,434,456
New York Liberty Development Corp.–One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,273,379
New York State Energy Research & Development Authority–New York State Electric & Gas Corp	4.00%		4/1/2034	A-		2,030,000	2,106,656
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT	2.75%	#(b)	9/1/2050	B+		500,000	493,695
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	2.875%	#(b)	12/1/2044	B+		1,500,000	1,420,462
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B+		1,000,000	1,052,901
New York Transportation Development Corp.–American Airlines Inc AMT	2.25%		8/1/2026	BB	(c)	105,000	102,410
New York Transportation Development Corp.–American Airlines Inc AMT	3.00%		8/1/2031	BB	(c)	1,000,000	944,707
New York Transportation Development Corp.–American Airlines Inc AMT	5.25%		8/1/2031	B+		1,165,000	1,248,155

192	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp.–American Airlines Inc AMT	5.375%	8/1/2036	B+		$1,025,000	$1,100,029
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa3		1,000,000	1,056,548
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		2,600,000	2,596,102
Niagara Area Development Corp.–Covanta Holding Corp NY AMT†	4.75%	11/1/2042	B		1,750,000	1,702,312
Westchester County Local Development Corp.–Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2034	A	(c)	200,000	208,176
Total						51,584,976

Education 10.53%
Build NYC Resource Corp.–East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2042	BB		1,000,000	1,083,669
Build NYC Resource Corp.–Kipp NYC Public Charter Schools NY	5.25%	7/1/2052	BBB-		1,250,000	1,321,418
Build NYC Resource Corp.–Manhattan College NY	5.00%	8/1/2033	BBB+		1,125,000	1,162,389
Build NYC Resource Corp.–New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,178,158
Build NYC Resource Corp.–Packer Collegiate Institute NY	5.00%	6/1/2040	A2		1,000,000	1,007,117
City of New Rochelle–Iona College NY	5.00%	7/1/2028	BBB		205,000	207,657
City of New Rochelle–Iona College NY	5.00%	7/1/2029	BBB		250,000	253,175
City of New Rochelle–Iona College NY	5.00%	7/1/2030	BBB		220,000	222,588
City of New Rochelle–Iona College NY	5.00%	7/1/2031	BBB		200,000	202,205
Dutchess County Local Development Corp.–Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,037,476
Dutchess County Local Development Corp.–Bard College NY	5.00%	7/1/2051	BBB-		1,000,000	1,028,080
Dutchess County Local Development Corp.–Culinary Institute of America NY	4.00%	7/1/2035	Baa2		1,145,000	1,150,781
Dutchess County Local Development Corp.–Culinary Institute of America NY	4.00%	7/1/2037	Baa2		965,000	959,535
Dutchess County Local Development Corp.–Culinary Institute of America NY	4.00%	7/1/2040	Baa2		425,000	407,110
Dutchess County Local Development Corp.–Culinary Institute of America NY	5.00%	7/1/2033	Baa2		390,000	398,771

See Notes to Financial Statements.	193

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp.–Culinary Institute of America NY	5.00%	7/1/2041	Baa2	$200,000	$202,559
Dutchess County Local Development Corp.–Culinary Institute of America NY	5.00%	7/1/2046	Baa2	275,000	277,432
Dutchess County Local Development Corp.–Marist College NY	5.00%	7/1/2043	A2	2,120,000	2,218,012
Dutchess County Local Development Corp.–Millbrook School NY	4.00%	9/1/2051	A	1,530,000	1,404,937
Dutchess County Local Development Corp.–Vassar College NY	5.00%	7/1/2034	Aa3	275,000	288,960
Hempstead Town Local Development Corp.–Hofstra University NY	5.00%	7/1/2042	A	545,000	563,188
Hempstead Town Local Development Corp.–Molloy College NY	5.00%	7/1/2034	BBB	825,000	847,004
Hempstead Town Local Development Corp.–Molloy College NY	5.00%	7/1/2037	BBB	630,000	644,123
Hempstead Town Local Development Corp.–Molloy College NY	5.00%	7/1/2039	BBB	555,000	565,166
New York City Industrial Development Agency–Yankee Stadium LLC NY (AGM)	3.00%	3/1/2049	AA	2,050,000	1,636,005
New York State Dormitory Authority–Barnard College	4.00%	7/1/2034	A3	460,000	471,344
New York State Dormitory Authority–Barnard College	4.00%	7/1/2036	A3	325,000	331,312
New York State Dormitory Authority–Barnard College	4.00%	7/1/2037	A3	750,000	763,387
New York State Dormitory Authority–Cornell University	5.50%	7/1/2054	Aa1	5,625,000	6,510,197
New York State Dormitory Authority–Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB+	2,200,000	2,207,838
New York State Dormitory Authority–Iona College	5.00%	7/1/2046	BBB	375,000	386,118
New York State Dormitory Authority–New School	4.00%	7/1/2047	A3	1,000,000	989,872
New York State Dormitory Authority–New School	5.00%	7/1/2028	A3	780,000	812,485
New York State Dormitory Authority–New York Institute of Technology NY	5.25%	7/1/2049	BBB	2,355,000	2,572,738
New York State Dormitory Authority–New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,485,000	1,609,400
New York State Dormitory Authority–New York University NY	5.00%	7/1/2045	Aa2	1,000,000	1,010,362

194	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority–Pace University	5.00%	5/1/2035	BBB-	$2,000,000	$2,257,252
New York State Dormitory Authority–Pace University	5.50%	5/1/2049	BBB-	3,250,000	3,610,258
New York State Dormitory Authority–Pratt Institute	5.00%	7/1/2039	A2	1,045,000	1,068,403
New York State Dormitory Authority–St John’s University	5.00%	7/1/2027	A-	250,000	253,704
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	5.00%	2/15/2041	NR	5,000	5,362
New York State Dormitory Authority–Yeshiva University	5.00%	7/15/2037	BBB-	1,000,000	1,070,562
New York State Dormitory Authority–Yeshiva University	5.00%	7/15/2042	BBB-	1,030,000	1,076,771
Onondaga Civic Development Corp.–Le Moyne College NY	4.00%	7/1/2038	Baa2	150,000	147,150
Onondaga Civic Development Corp.–Le Moyne College NY	4.00%	7/1/2040	Baa2	300,000	287,372
Onondaga Civic Development Corp.–Le Moyne College NY	4.00%	7/1/2041	Baa2	415,000	394,041
Onondaga Civic Development Corp.–Le Moyne College NY	5.00%	7/1/2035	Baa2	365,000	390,094
Onondaga Civic Development Corp.–Le Moyne College NY	5.00%	7/1/2036	Baa2	465,000	495,044
Onondaga Civic Development Corp.–Le Moyne College NY	5.00%	7/1/2046	Baa2	600,000	617,437
Schenectady County Capital Resource Corp.–Trustees of Union College NY	5.25%	7/1/2052	A1	740,000	823,141
St. Lawrence County Industrial Development Agency–Clarkson University NY	5.00%	9/1/2037	Baa1	455,000	486,694
St. Lawrence County Industrial Development Agency–Clarkson University NY	5.00%	9/1/2038	Baa1	475,000	505,058
St. Lawrence County Industrial Development Agency–Clarkson University NY	5.00%	9/1/2041	Baa1	160,000	167,611
Troy Capital Resource Corp.–Rensselaer Polytechnic Institute NY	4.00%	9/1/2040	A3	1,000,000	1,004,424
Troy Capital Resource Corp.–Rensselaer Polytechnic Institute NY	5.00%	8/1/2032	A3	1,495,000	1,527,666

See Notes to Financial Statements.	195

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Education (continued)
Troy Capital Resource Corp.–Rensselaer Polytechnic Institute NY	5.00%		9/1/2034	A3		$1,200,000	$1,329,204
Troy Capital Resource Corp. NY	4.00%		9/1/2034	A3		855,000	882,420
Troy Capital Resource Corp. NY	4.00%		9/1/2035	A3		395,000	405,504
Troy Capital Resource Corp. NY	4.00%		9/1/2036	A3		1,140,000	1,165,919
Westchester County Local Development Corp.–Miriam Osborn Memorial Home Association Obligated Group NY	5.00%		7/1/2042	A	(c)	450,000	463,025
Westchester County Local Development Corp.–Sarah Lawrence College NY	4.00%		6/1/2033	BBB-		1,710,000	1,691,935
Total							60,058,619

General Obligation 11.04%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA		510,000	574,412
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA		400,000	448,941
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA		300,000	335,208
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA		810,000	902,130
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA		500,000	544,192
City of New York NY GO	4.00%		4/1/2050	AA		2,455,000	2,432,498
City of New York NY GO	4.125%		8/1/2053	AA		2,230,000	2,230,262
City of New York NY GO	5.00%		8/1/2037	AA		1,150,000	1,322,464
City of New York NY GO	5.00%		10/1/2037	AA		2,500,000	2,632,423
City of New York NY GO	5.25%		9/1/2043	AA		1,150,000	1,292,217
City of New York NY GO	5.25%		10/1/2047	AA		3,840,000	4,263,095
City of New York NY GO	5.25%		3/1/2049	AA		2,500,000	2,799,391
City of New York NY GO	5.25%		9/1/2050	AA		2,500,000	2,808,532
City of New York NY GO	5.25%		4/1/2054	AA		1,500,000	1,671,641
City of New York NY GO	5.50%		5/1/2044	AA		2,085,000	2,364,191
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		244,309	166,151
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR		837,713	540,325
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR		189,842	190,205
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR		170,642	170,473
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		146,457	145,519
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR		105,570	106,199
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR		209,517	218,835
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR		206,118	222,703
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR		200,202	222,793
County of Nassau NY GO	4.00%		4/1/2053	Aa2		2,140,000	2,114,033
Hudson Yards Infrastructure Corp. NY	5.00%		2/15/2042	AA		5,595,000	5,793,713

196	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
General Obligation (continued)
Jefferson County Civic Facility Development Corp.–Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB		$2,000,000	$1,976,769
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2051	AAA		3,750,000	3,724,436
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2040	AAA		2,000,000	2,275,878
New York State Dormitory Authority	5.00%	3/15/2053	AA+		2,500,000	2,713,019
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	4.00%	3/15/2044	AA+		2,540,000	2,550,491
New York State Thruway Authority–State of New York Personal Income Tax Revenue	5.00%	3/15/2053	AA+		1,550,000	1,678,550
New York State Urban Development Corp.	5.00%	3/15/2044	Aa1		3,000,000	3,358,993
New York State Urban Development Corp.	5.00%	3/15/2050	Aa1		5,000,000	5,480,383
New York State Urban Development Corp.–State of New York Personal Income Tax Revenue	5.00%	3/15/2050	Aa1		2,500,000	2,718,930
Total						62,989,995

Health Care 11.80%
Brookhaven Local Development Corp.–Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2045	BBB	(c)	1,000,000	976,281
Brookhaven Local Development Corp.–Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2055	BBB	(c)	1,000,000	929,362
Brookhaven Local Development Corp.–Long Island Community Hospital At NYU Langone Health Obligated NY	3.375%	10/1/2040	A		365,000	320,565
Broome County Local Development Corp.–United Health Services Hospitals Obligated Group NY (AGM)	3.00%	4/1/2036	AA		1,030,000	968,236
Broome County Local Development Corp.–United Health Services Hospitals Obligated Group NY (AGM)	3.00%	4/1/2037	AA		1,500,000	1,392,444
Buffalo & Erie County Industrial Land Development Corp.–Catholic Health System Obligated Group NY	5.00%	7/1/2025	B-		300,000	299,596
Buffalo & Erie County Industrial Land Development Corp.–Orchard Park CCRC Inc NY	5.00%	11/15/2037	BBB	(c)	1,000,000	1,009,946

See Notes to Financial Statements.	197

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Dutchess County Local Development Corp.–Nuvance Health Obligated Group NY	4.00%	7/1/2044	BBB	$1,250,000	$1,215,686
Dutchess County Local Development Corp.–Nuvance Health Obligated Group NY	4.00%	7/1/2049	BBB	3,620,000	3,525,511
Dutchess County Local Development Corp.–Nuvance Health Obligated Group NY	5.00%	7/1/2035	BBB	1,765,000	1,797,331
Genesee County Funding Corp.–Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	1,000,000	1,051,292
Monroe County Industrial Development Corp.–Rochester Regional Health Obligated Group NY	4.00%	12/1/2035	BBB+	600,000	604,918
Monroe County Industrial Development Corp.–Rochester Regional Health Obligated Group NY	4.00%	12/1/2036	BBB+	450,000	452,299
Monroe County Industrial Development Corp.–Rochester Regional Health Obligated Group NY	5.00%	12/1/2034	BBB+	250,000	256,366
Nassau County Local Economic Assistance Corp.–Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2027	A-	625,000	625,788
Nassau County Local Economic Assistance Corp.–Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2028	A-	2,045,000	2,048,542
Nassau County Local Economic Assistance Corp.–Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2033	A-	905,000	905,652
New York City Industrial Development Agency–Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,115,000	1,633,409
New York State Dormitory Authority–Catholic Health System Obligated Group	4.00%	7/1/2045	B-	2,895,000	2,473,429
New York State Dormitory Authority–Catholic Health System Obligated Group	5.00%	7/1/2032	B-	500,000	499,643
New York State Dormitory Authority–Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	Ba2	1,000,000	1,002,687
New York State Dormitory Authority–Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	Ba2	1,900,000	1,908,905
New York State Dormitory Authority–Icahn School of Medicine Mount Sinai	5.00%	7/1/2033	BBB+	4,340,000	4,365,787

198	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority–Icahn School of Medicine Mount Sinai	5.00%	7/1/2034	BBB+		$1,750,000	$1,759,675
New York State Dormitory Authority–Maimonides Medical Center (FHA)	3.00%	2/1/2050	AA+		1,000,000	799,754
New York State Dormitory Authority–Montefiore Obligated Group	4.00%	8/1/2036	BBB-		475,000	474,667
New York State Dormitory Authority–Montefiore Obligated Group	4.00%	8/1/2037	BBB-		1,820,000	1,810,898
New York State Dormitory Authority–Montefiore Obligated Group	4.00%	8/1/2038	BBB-		1,540,000	1,536,873
New York State Dormitory Authority–Montefiore Obligated Group	4.00%	9/1/2050	BBB-		5,500,000	5,083,143
New York State Dormitory Authority–Montefiore Obligated Group	5.00%	8/1/2035	BBB-		525,000	540,303
New York State Dormitory Authority–Northwell Health Obligated Group	4.00%	5/1/2045	A-		2,130,000	2,092,326
New York State Dormitory Authority–Northwell Health Obligated Group	5.00%	5/1/2028	A-		1,000,000	1,011,231
New York State Dormitory Authority–Northwell Health Obligated Group	5.00%	5/1/2038	A-		1,005,000	1,117,635
Niagara Area Development Corp.–Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-		1,000,000	970,713
Oneida County Local Development Corp.–Mohawk Valley Health System Obligated Group NY (AGM)	4.00%	12/1/2049	AA		4,645,000	4,529,699
Onondaga Civic Development Corp.–Crouse Health Hospital Inc Obligated Group NY	5.125%	8/1/2044	BB	(c)	1,250,000	1,285,849
Onondaga Civic Development Corp.–Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	BB	(c)	500,000	518,974
Southold Local Development Corp.–Peconic Landing at Southold Inc NY	5.00%	12/1/2045	BBB-	(c)	1,000,000	1,000,585
Tompkins County Development Corp.–Kendal at Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	920,654
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2046	BBB-		2,240,000	2,171,508
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BBB-		100,000	100,184
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BBB-		40,000	40,115

See Notes to Financial Statements.	199

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2049	AA	$4,295,000	$4,908,384
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2053	AA	1,640,000	1,863,045
Westchester County Local Development Corp.–New York Blood Center Inc NY	5.00%	7/1/2035	Baa1	1,510,000	1,697,128
Westchester County Local Development Corp.–New York Blood Center Inc NY	5.00%	7/1/2038	Baa1	750,000	831,583
Total					67,328,601

Housing 1.53%
New York City Housing Development Corp.–FC 8 Spruce Street Residential LLC NY	4.50%	2/15/2048	NR	1,000,000	996,996
New York City Housing Development Corp. NY	3.35%	11/1/2065	AA+	1,270,000	982,642
New York State Dormitory Authority	5.00%	7/1/2048	Aa3	1,040,000	1,134,990
New York State Dormitory Authority	5.00%	7/1/2053	Aa3	2,090,000	2,264,931
New York State Dormitory Authority–State University of New York Dormitory Facilities Revenue	5.00%	7/1/2042	Aa3	1,510,000	1,566,940
New York State Housing Finance Agency–New York State Housing Finance Agency	3.15%	11/1/2054	Aa2	1,000,000	809,122
Westchester County Local Development Corp.–Purchase Housing Corp II NY	5.00%	6/1/2047	BBB	1,000,000	1,008,882
Total					8,764,503

Other 0.47%
Build NYC Resource Corp.–Children’s Aid Society NY	4.00%	7/1/2049	A+	2,775,000	2,690,611

Other Revenue 3.43%
Brooklyn Arena Local Development Corp.–Brooklyn Events Center LLC NY	5.00%	7/15/2042	Ba1	3,000,000	3,062,182
Build NYC Resource Corp.–Shefa School NY†	5.00%	6/15/2051	NR	1,315,000	1,318,616
New York State Thruway Authority–State of New York Personal Income Tax Revenue	5.00%	3/15/2046	AA+	2,500,000	2,735,715
New York State Thruway Authority–State of New York Personal Income Tax Revenue	5.00%	3/15/2048	AA+	3,365,000	3,660,573

200	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2032	AA+	$1,250,000	$1,457,051
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		5/15/2054	AA+	1,500,000	1,681,111
Triborough Bridge & Tunnel Authority–Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.50%		5/15/2052	AA+	5,020,000	5,655,525
Total						19,570,773

Special Tax 2.14%
New York City Industrial Development Agency–Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2040	AA	2,145,000	1,926,484
New York City Industrial Development Agency–Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2046	AA	3,100,000	2,569,697
New York City Industrial Development Agency–Yankee Stadium LLC NY	4.00%		3/1/2045	Baa1	1,950,000	1,917,159
New York City Industrial Development Agency–Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2043	AA	425,000	188,586
New York City Industrial Development Agency–Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2044	AA	640,000	269,438
New York City Industrial Development Agency–Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2047	AA	385,000	138,309
New York City Industrial Development Agency–Yankee Stadium LLC NY (FGIC)	3.775% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	3,590,000	3,601,108
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2037	AAA	1,370,000	1,587,375
Total						12,198,156

Tax Revenue 14.39%
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.25%		11/15/2054	AA	3,060,000	3,448,191
Metropolitan Transportation Authority NY	5.00%		11/15/2034	AA	1,440,000	1,517,847
Metropolitan Transportation Authority NY	5.00%		11/15/2042	AA	2,555,000	2,644,399
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		5/1/2053	AAA	1,215,000	1,203,061

See Notes to Financial Statements.	201

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2037	AAA	$2,145,000	$2,190,686
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2043	AAA	4,000,000	4,143,948
New York City Transitional Finance Authority Future Tax Secured Revenue NY(d)	5.00%	5/1/2050	AAA	7,350,000	8,077,666
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2053	AAA	2,500,000	2,707,844
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	6,205,000	6,927,157
New York City Transitional Finance Authority NY	5.00%	5/1/2046	AAA	1,600,000	1,758,547
New York City Transitional Finance Authority NY	5.25%	2/1/2053	AAA	1,750,000	1,945,876
New York City Transitional Finance Authority NY	5.50%	5/1/2047	AAA	5,000,000	5,764,025
New York Convention Center Development Corp.–New York City Hotel Unit Fee Revenue	5.00%	11/15/2040	A2	4,585,000	4,637,474
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	5.00%	3/15/2035	AA+	1,100,000	1,118,995
New York State Dormitory Authority–State of New York Personal Income Tax Revenue	5.25%	3/15/2052	Aa1	3,500,000	3,922,994
New York State Dormitory Authority–State of New York Sales Tax Revenue	5.00%	3/15/2043	AA+	2,550,000	2,692,909
New York State Dormitory Authority–State of New York Sales Tax Revenue	5.00%	3/15/2052	Aa1	3,000,000	3,298,179
New York State Dormitory Authority–State of New York Sales Tax Revenue	5.00%	3/15/2053	Aa1	2,375,000	2,606,729
New York State Dormitory Authority–State of New York Sales Tax Revenue	5.00%	3/15/2054	Aa1	1,500,000	1,643,653
New York State Urban Development Corp.	5.00%	3/15/2048	Aa1	3,950,000	4,350,972
New York State Urban Development Corp.	5.00%	3/15/2053	Aa1	1,835,000	2,001,849
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	163,000	136,642
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	547,123
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	710,000	503,645

202	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	$7,476,000	$1,843,848
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	489,000	488,759
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	858,000	857,577
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	63,472
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	153,000	153,866
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	382,151
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	1,199,000	1,202,691
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	180,480
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,941,902
Territory of Guam	4.00%	1/1/2042	Baa3	750,000	741,064
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2047	AA+	3,000,000	3,284,661
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2054	AA+	1,050,000	1,150,399
Total					82,081,281

Taxable Revenue–Water & Sewer 1.92%
New York City Municipal Water Finance Authority(d)	5.25%	6/15/2053	AA+	3,000,000	3,372,254
New York City Municipal Water Finance Authority–New York City Water & Sewer System NY	5.00%	6/15/2040	AA+	4,560,000	4,814,798
New York City Municipal Water Finance Authority–New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	2,500,000	2,795,353
Total					10,982,405

Tobacco 2.60%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	8,000,000	678,421
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	1,007,248

See Notes to Financial Statements.	203

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tobacco (continued)
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon		6/1/2061	NR	$10,000,000	$513,261
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR	15,000,000	1,028,710
Nassau County Tobacco Settlement Corp. NY	5.125%		6/1/2046	CCC+	2,085,000	1,913,446
New York Counties Tobacco Trust IV	Zero Coupon		6/1/2060	NR	20,000,000	1,328,036
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon		8/15/2060	NR	10,575,000	722,023
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon		6/1/2066	NR	7,700,000	829,332
TSASC, Inc. NY	5.00%		6/1/2034	A-	1,000,000	1,037,816
TSASC, Inc. NY	5.00%		6/1/2035	A-	300,000	310,752
TSASC, Inc. NY	5.00%		6/1/2036	A-	100,000	103,308
TSASC, Inc. NY	5.00%		6/1/2041	A-	545,000	556,688
TSASC, Inc. NY	5.00%		6/1/2048	NR	3,300,000	2,982,222
Westchester Tobacco Asset Securitization Corp. NY	5.125%		6/1/2051	BB-	1,845,000	1,832,924
Total						14,844,187

Transportation 24.42%
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A-	3,200,000	3,109,774
Metropolitan Transportation Authority NY	4.75%		11/15/2045	A-	3,255,000	3,375,465
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A-	1,730,000	1,768,469
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A-	1,885,000	1,962,089
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A-	700,000	748,366
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A-	1,900,000	2,011,717
Metropolitan Transportation Authority NY	5.00%	#(b)	11/15/2045	A3	3,030,000	3,320,417
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A-	2,115,000	2,219,642
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A-	3,740,000	3,834,239
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A-	2,385,000	2,697,982
New York City Transitional Development Corp.–JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3	6,945,000	7,260,411
New York City Transitional Development Corp.–JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3	10,000,000	10,934,588
New York State Thruway Authority–Junior Lien	5.00%		1/1/2036	A1	1,510,000	1,542,928
New York State Thruway Authority–New York State Thruway Authority	4.00%		1/1/2050	A1	1,920,000	1,901,262
New York State Thruway Authority NY	5.25%		1/1/2054	Aa3	1,500,000	1,680,883

204	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3		$3,625,000	$3,627,011
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3		1,550,000	1,602,820
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3		3,295,000	3,394,156
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3		2,645,000	2,745,968
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa3		1,500,000	1,631,333
New York Transportation Development Corp.–Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa3		1,500,000	1,697,488
New York Transportation Development Corp.–Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(c)	860,000	814,031
New York Transportation Development Corp.–Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB-	(c)	4,910,000	4,342,299
New York Transportation Development Corp.–JFK International Air Terminal LLC	4.00%	12/1/2041	Baa1		1,180,000	1,177,071
New York Transportation Development Corp.–JFK International Air Terminal LLC	4.00%	12/1/2042	Baa1		1,800,000	1,793,796
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	4.00%	12/1/2039	Baa1		345,000	342,493
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	4.00%	12/1/2040	Baa1		1,400,000	1,376,666
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	4.00%	12/1/2041	Baa1		2,950,000	2,874,755
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%	12/1/2034	Baa1		1,115,000	1,189,610
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1		1,405,000	1,494,511
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1		1,020,000	1,070,354
New York Transportation Development Corp.–JFK NTO LLC	5.50%	6/30/2060	Baa3		9,880,000	10,569,847

See Notes to Financial Statements.	205

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.–JFK NTO LLC AMT	5.25%		6/30/2049	AA	$2,500,000	$2,656,514
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	2,840,000	2,840,115
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%		7/1/2046	Baa2	2,285,000	2,141,053
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	5.25%		1/1/2050	Baa2	13,805,000	13,805,722
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2036	A3	850,000	880,340
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2039	A3	350,000	362,036
Port Authority of New York & New Jersey	5.00%		10/15/2041	AA-	4,090,000	4,157,841
Port Authority of New York & New Jersey	5.00%		7/15/2046	AA-	1,250,000	1,399,274
Port Authority of New York & New Jersey	5.00%		7/15/2053	AA-	1,000,000	1,093,370
Port Authority of New York & New Jersey	5.00%		7/15/2053	AA-	2,000,000	2,186,739
Port Authority of New York & New Jersey(d)	5.00%		9/1/2054	AA-	2,675,000	2,948,824
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	2,500,000	2,774,713
Port Authority of New York & New Jersey AMT	5.00%		9/1/2036	AA-	2,200,000	2,327,115
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	2,000,000	2,050,397
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	4,225,000	4,638,449
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2053	AA-	2,650,000	2,938,861
Total						139,313,804

Utilities 5.51%
Chautauqua County Capital Resource Corp.–NRG Energy Inc NY	4.25%	#(b)	4/1/2042	BBB-	1,000,000	1,028,585
Long Island Power Authority NY	5.00%		9/1/2039	A	2,265,000	2,269,601
Long Island Power Authority NY	5.00%		9/1/2053	A	2,000,000	2,181,427
Long Island Power Authority NY	5.00%		9/1/2054	A	5,000,000	5,486,610
New York City Municipal Water Finance Authority–New York City Water & Sewer System NY	5.25%		6/15/2048	AA+	2,050,000	2,303,646
New York City Municipal Water Finance Authority–New York City Water & Sewer System NY	5.25%		6/15/2052	AA+	2,220,000	2,451,262

206	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2024

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority–New York City Water & Sewer System NY		5.25%	6/15/2053	AA+	$3,000,000	$3,341,788
New York City Municipal Water Finance Authority NY		5.25%	6/15/2054	AA+	2,500,000	2,782,613
New York State Environmental Facilities Corp.–State of New York State Revolving Fund		5.25%	9/15/2052	AAA	4,470,000	4,978,886
New York State Environmental Facilities Corp.–State of New York State Revolving Fund		5.25%	6/15/2053	AAA	3,000,000	3,401,557
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		4.00%	7/1/2042	NR	700,000	672,179
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%	7/1/2030	NR	500,000	529,933
Total						31,428,087
Total Municipal Bonds (cost $567,268,870)						563,835,998

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date
SHORT-TERM INVESTMENTS 2.15%

VARIABLE RATE DEMAND NOTES 2.15%

General Obligation
City of New York NY GO	4.050%	10/1/2024	10/1/2046	AA	5,000,000	5,000,000
City of New York NY GO	4.150%	10/1/2024	4/1/2042	AA	5,250,000	5,250,000
City of New York NY GO	4.150%	10/1/2024	4/1/2042	AA	2,000,000	2,000,000
Total						12,250,000
Total Short-Term Investments (cost $12,250,000)						12,250,000
Total Investments in Securities 100.97% (cost $579,518,870)						576,085,998
Other Assets and Liabilities – Net(f) (0.97)%						(5,530,065)
Net Assets 100.00%						$570,555,933

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
NR	Not Rated.

See Notes to Financial Statements.	207

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2024

SIFMA	Insured by–Securities Industry and Financial Markets Association.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $23,698,607, which represents 4.15% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2024	67	Short	$(8,336,287)	$(8,320,562)	$15,725

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$563,835,998	$–	$563,835,998
Short-Term Investments
Variable Rate Demand Notes	–	12,250,000	–	12,250,000
Total	$–	$576,085,998	$–	$576,085,998
Other Financial Instruments
Futures Contracts
Assets	$15,725	$–	$–	$15,725
Liabilities	–	–	–	–
Total	$15,725	$–	$–	$15,725

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

208	See Notes to Financial Statements.

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Statements of Assets and Liabilities

September 30, 2024

	Short Duration	Intermediate	National
ASSETS:
Investments in securities, at cost	$1,531,050,466	$4,880,760,742	$4,743,160,885
Investments in securities, at fair value	$1,541,028,094	$4,976,165,926	$4,881,279,116
Cash	10,052,913	11,496,230	22,249,567
Deposits with brokers for futures collateral	–	–	1,132,200
Receivables:
Investment securities sold	79,339,637	6,490,306	6,665,000
Interest	14,075,481	59,397,924	62,908,606
Capital shares sold	4,602,052	23,707,660	21,940,231
From advisor (See Note 3)	8,120	–	–
Variation margin for futures contracts	–	–	211,084
Prepaid expenses and other assets	31,838	72,840	112,241
Total assets	1,649,138,135	5,077,330,886	4,996,498,045
LIABILITIES:
Payables:
Investment securities purchased	80,931,376	96,213,004	110,685,576
Capital shares reacquired	2,018,219	6,434,106	7,255,997
Management fee	432,582	1,551,005	1,448,588
Directors’ fees	240,698	589,428	463,261
12b–1 distribution plan	170,806	665,006	649,436
Fund administration	50,892	161,069	151,501
Trust certificates (See Note 2(h))	–	–	100,635,000
Interest expense and fees	–	–	1,367,623
Distributions payable	3,856,630	13,569,215	14,150,359
Accrued expenses	205,468	613,249	465,180
Total liabilities	87,906,671	119,796,082	237,272,521
NET ASSETS	$1,561,231,464	$4,957,534,804	$4,759,225,524
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,652,103,190	$5,276,899,791	$5,006,349,513
Total distributable earnings (loss)	(90,871,726)	(319,364,987)	(247,123,989)
Net Assets	$1,561,231,464	$4,957,534,804	$4,759,225,524

210	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$4,031,238,329	$1,468,535,948	$5,493,007	$650,779,536	$138,965,125	$579,518,870
$4,134,202,505	$1,503,478,757	$5,647,298	$666,910,348	$138,428,925	$576,085,998
4,910,588	3,278,986	5,316	6,294,588	1,918,052	2,429,665
–	148,000	–	144,300	33,300	247,900

40,000	820,000	–	–	–	–
57,337,495	20,530,103	71,535	8,034,338	1,539,617	6,779,201
19,393,977	9,199,582	2,893	3,131,151	500,184	2,355,017
–	20,023	11,423	–	2,839	–
–	27,556	–	27,022	6,260	46,311
70,404	57,398	12,965	14,797	10,136	13,515
4,215,954,969	1,537,560,405	5,751,430	684,556,544	142,439,313	587,957,607

33,567,509	6,767,283	–	8,840,304	1,481,825	14,358,696
6,989,861	3,756,625	1,716	702,367	83,111	1,070,318
1,442,238	408,793	1,488	242,730	51,026	205,191
375,485	55,947	587	76,844	22,243	75,308
410,439	94,158	1,044	94,329	24,396	104,050
131,929	48,517	186	21,576	4,536	18,239
58,465,000	–	–	5,000,000	–	–
642,152	–	–	33,657	–	–
14,577,375	5,073,280	16,580	1,829,085	356,063	1,484,175
639,458	231,631	40,304	94,427	45,304	85,697
117,241,446	16,436,234	61,905	16,935,319	2,068,504	17,401,674
$4,098,713,523	$1,521,124,171	$5,689,525	$667,621,225	$140,370,809	$570,555,933

$4,607,707,770	$1,611,271,582	$5,975,221	$692,365,211	$145,341,974	$595,602,780
(508,994,247)	(90,147,411)	(285,696)	(24,743,986)	(4,971,165)	(25,046,847)
$4,098,713,523	$1,521,124,171	$5,689,525	$667,621,225	$140,370,809	$570,555,933

See Notes to Financial Statements.	211

Statements of Assets and Liabilities (concluded)

September 30, 2024

	Short Duration	Intermediate	National
Net Assets by class:
Class A Shares	$764,411,569	$1,974,387,223	$2,715,060,275
Class C Shares	$15,739,669	$66,670,883	$63,652,742
Class F Shares	$27,240,451	$90,249,462	$68,623,718
Class F3 Shares	$246,042,356	$316,234,055	$499,689,560
Class I Shares	$507,797,419	$2,509,993,181	$1,412,199,229
Outstanding shares by class*:
Class A Shares	50,272,790	190,065,494	253,858,543
Class C Shares	1,035,205	6,426,229	5,945,559
Class F Shares	1,791,309	8,691,836	6,423,198
Class F3 Shares	16,175,376	30,429,460	46,744,835
Class I Shares	33,386,774	241,653,798	132,114,539
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.21	$10.39	$10.70
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.56	$10.63	$10.95
Class C Shares-Net asset value	$15.20	$10.37	$10.71
Class F Shares-Net asset value	$15.21	$10.38	$10.68
Class F3 Shares-Net asset value	$15.21	$10.39	$10.69
Class I Shares-Net asset value	$15.21	$10.39	$10.69

*	Lord Abbett Municipal Income Fund, Inc. has 11,757,501,500 authorized shares of capital stock (par value $.001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 1,250,000,000 to National, 1,987,500,000 to High Income, 1,950,000,000 to Short Duration High Income, 750,000,000 to Sustainable, 450,000,000 to California, 525,000,000 to New Jersey and 450,000,000 to New York (as of September 30, 2024).

212	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$2,025,711,335	$409,917,859	$3,250,190	$422,860,658	$105,746,892	$410,876,890
$127,062,303	$21,802,299	$156,373	$18,312,666	$–	$17,496,976
$85,596,901	$12,342,127	$70,323	$12,612,105	$2,997,572	$9,767,851
$166,069,802	$50,999,126	$93,756	$59,191,610	$2,730,907	$5,525,634
$1,694,273,182	$1,026,062,760	$2,118,883	$154,644,186	$28,895,438	$126,888,582

181,375,265	28,443,431	346,675	40,928,808	21,956,776	37,892,464
11,373,095	1,512,653	16,679	1,771,704	–	1,615,723
7,658,255	856,450	7,500	1,220,786	622,076	900,051
14,898,028	3,538,706	10,000	5,731,179	566,300	509,363
151,979,982	71,196,460	226,001	14,978,190	5,993,881	11,696,352

$11.17	$14.41	$9.38	$10.33	$4.82	$10.84

$11.43	$14.74	$9.60	$10.57	$4.93	$11.09
$11.17	$14.41	$9.38	$10.34	$ –	$10.83
$11.18	$14.41	$9.38	$10.33	$4.82	$10.85
$11.15	$14.41	$9.38	$10.33	$4.82	$10.85
$11.15	$14.41	$9.38	$10.32	$4.82	$10.85

See Notes to Financial Statements.	213

Statements of Operations

For the Year Ended September 30, 2024

	Short Duration	Intermediate	National
Investment income:
Interest and other	$54,770,479	$186,450,579	$187,640,156
Expenses:
Management fee	5,295,253	18,635,236	16,281,601
12b-1 distribution plan–Class A	1,516,137	3,887,396	5,011,803
12b-1 distribution plan–Class C	136,652	634,402	550,465
12b-1 distribution plan–Class F	29,844	100,236	78,242
Shareholder servicing	627,554	2,844,787	1,803,355
Fund administration	622,971	1,934,425	1,689,326
Registration	207,553	303,999	322,108
Professional	82,955	112,549	131,745
Directors’ fees	61,521	197,138	169,020
Reports to shareholders	44,414	134,888	133,852
Custody	18,281	53,740	42,936
Interest expense and fees (See Note 2(h))	–	–	3,795,444
Other	118,941	171,386	139,128
Gross expenses	8,762,076	29,010,182	30,149,025
Fees waived and expenses reimbursed (See Note 3)	(172,095)	(53,740)	(42,936)
Net expenses	8,589,981	28,956,442	30,106,089
Net investment income	46,180,498	157,494,137	157,534,067
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(10,470,958)	(74,635,048)	(47,185,350)
Net realized gain (loss) on futures contracts	(433,622)	–	(930,580)
Net change in unrealized appreciation/depreciation on investments	51,666,787	368,932,218	379,908,911
Net change in unrealized appreciation/depreciation on futures contracts	487,900	–	(1,894,554)
Net realized and unrealized gain (loss)	41,250,107	294,297,170	329,898,427
Net Increase in Net Assets Resulting From Operations	$87,430,605	$451,791,307	$487,432,494

214	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$196,904,529	$58,015,953	$211,431	$24,790,414	$4,677,187	$19,571,957

16,137,454	4,133,953	17,503	2,699,455	544,843	2,228,010
3,658,018	637,115	6,182	769,562	182,996	709,248
1,079,883	166,435	1,416	153,163	–	141,744
96,996	15,393	72	11,682	3,500	8,764
1,896,470	696,872	1,081	187,193	44,286	206,618
1,463,745	482,406	2,188	239,951	48,431	198,045
247,577	149,134	78,071	81,701	66,187	80,428
64,142	77,907	41,560	64,096	44,081	51,113
146,308	45,766	453	24,037	5,400	19,677
92,080	34,975	4,863	21,016	6,421	14,912
39,709	13,546	504	8,476	2,900	7,010
2,143,094	–	–	33,657	–	–
356,248	106,736	13,716	77,533	21,561	64,903
27,421,724	6,560,238	167,609	4,371,522	970,606	3,730,472
(39,709)	(338,669)	(136,450)	(8,476)	(34,103)	(7,010)
27,382,015	6,221,569	31,159	4,363,046	936,503	3,723,462
169,522,514	51,794,384	180,272	20,427,368	3,740,684	15,848,495

(114,043,257)	(17,588,548)	70	(3,318,933)	(1,501,263)	(3,222,772)
806,960	(350,715)	–	(155,431)	(48,361)	(333,172)

463,709,221	68,856,217	303,672	47,742,652	10,081,292	41,209,473

(1,861,694)	9,388	–	(345,230)	(40,414)	(327,717)
348,611,230	50,926,342	303,742	43,923,058	8,491,254	37,325,812

$518,133,744	$102,720,726	$484,014	$64,350,426	$12,231,938	$53,174,307

See Notes to Financial Statements.	215

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Operations:
Net investment income	$46,180,498	$39,883,579
Net realized gain (loss) on investments and futures contracts	(10,904,580)	(39,902,898)
Net change in unrealized appreciation/depreciation on investments and futures contracts	52,154,687	47,204,705
Net increase in net assets resulting from operations	87,430,605	47,185,386
Distributions to Shareholders(1)
Class A	(21,627,929)	(17,584,763)
Class C	(378,150)	(324,642)
Class F	(880,678)	(2,101,757)
Class F3	(7,813,681)	(7,188,716)
Class I	(15,261,638)	(12,588,098)
Total distribution to shareholders	(45,962,076)	(39,787,976)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	537,940,631	783,794,119
Reinvestment of distributions	35,728,540	29,953,750
Cost of shares reacquired	(646,117,873)	(1,300,105,517)
Net increase (decrease) in net assets resulting from capital share transactions	(72,448,702)	(486,357,648)
Net increase (decrease) in net assets	(30,980,173)	(478,960,238)
NET ASSETS:
Beginning of year	$1,592,211,637	$2,071,171,875
End of year	$1,561,231,464	$1,592,211,637

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

216	See Notes to Financial Statements.

Intermediate		National
For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023

$157,494,137	$141,645,834	$157,534,067	$124,651,299
(74,635,048)	(133,123,729)	(48,115,930)	(134,588,997)

368,932,218	151,612,635	378,014,357	116,122,825
451,791,307	160,134,740	487,432,494	106,185,127

(60,246,031)	(55,377,086)	(89,801,459)	(77,238,597)
(1,943,680)	(2,236,636)	(2,017,748)	(2,184,343)
(3,199,421)	(7,640,736)	(2,881,101)	(4,878,775)
(9,945,514)	(7,471,644)	(16,261,099)	(11,071,073)
(79,795,617)	(67,416,716)	(43,423,463)	(26,764,425)
(155,130,263)	(140,142,818)	(154,384,870)	(122,137,213)

1,480,121,755	2,440,944,276	1,797,998,461	1,660,801,824
118,883,166	104,469,308	141,143,008	110,830,832
(1,782,675,662)	(2,768,876,136)	(1,186,020,738)	(1,461,281,131)

(183,670,741)	(223,462,552)	753,120,731	310,351,525
112,990,303	(203,470,630)	1,086,168,355	294,399,439

$4,844,544,501	$5,048,015,131	$3,673,057,169	$3,378,657,730
$4,957,534,804	$4,844,544,501	$4,759,225,524	$3,673,057,169

See Notes to Financial Statements.	217

Statements of Changes in Net Assets (continued)

	High Income
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Operations:
Net investment income	$169,522,514	$145,539,733
Net realized gain (loss) on investments and futures contracts	(113,236,297)	(204,668,914)
Net change in unrealized appreciation/depreciation on investments and futures contracts	461,847,527	160,647,553
Net increase in net assets resulting from operations	518,133,744	101,518,372
Distributions to Shareholders(1)
Class A	(81,380,815)	(72,790,503)
Class C	(5,122,399)	(5,689,822)
Class F	(4,419,955)	(9,499,288)
Class F3	(6,652,640)	(5,375,725)
Class I	(67,807,483)	(48,818,252)
Total distribution to shareholders	(165,383,292)	(142,173,590)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	1,482,234,622	1,594,496,427
Reinvestment of distributions	149,273,252	128,033,512
Cost of shares reacquired	(1,170,684,610)	(1,803,019,789)
Net increase (decrease) in net assets resulting from capital share transactions	460,823,264	(80,489,850)
Net increase (decrease) in net assets	813,573,716	(121,145,068)
NET ASSETS:
Beginning of year	$3,285,139,807	$3,406,284,875
End of year	$4,098,713,523	$3,285,139,807

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

218	See Notes to Financial Statements.

Short Duration High Income		Sustainable
For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023

$51,794,384	$34,301,157	$180,272	$142,461
(17,939,263)	(33,739,132)	70	(155,523)

68,865,605	27,460,386	303,672	169,162
102,720,726	28,022,411	484,014	156,100

(12,726,619)	(10,532,484)	(98,995)	(79,924)
(694,519)	(607,265)	(4,241)	(2,896)
(629,616)	(2,560,295)	(2,370)	(1,919)
(1,767,207)	(1,231,546)	(3,159)	(2,685)
(34,033,491)	(17,898,923)	(69,705)	(53,809)
(49,851,452)	(32,830,513)	(178,470)	(141,233)

1,021,021,301	685,583,676	295,833	588,055
47,827,129	31,503,674	28,161	14,916
(500,872,805)	(689,567,706)	(91,589)	(6,445)

567,975,625	27,519,644	232,405	596,526
620,844,899	22,711,542	537,949	611,393

$900,279,272	$877,567,730	$5,151,576	$4,540,183
$1,521,124,171	$900,279,272	$5,689,525	$5,151,576

See Notes to Financial Statements.	219

Statements of Changes in Net Assets (concluded)

	California
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Operations:
Net investment income	$20,427,368	$15,447,264
Net realized gain (loss) on investments and futures contracts	(3,474,364)	(18,231,152)
Net change in unrealized appreciation/depreciation on investments and futures contracts	47,397,422	16,977,014
Net increase in net assets resulting from operations	64,350,426	14,193,126
Distributions to Shareholders(1)
Class A	(12,660,728)	(10,048,395)
Class C	(514,874)	(498,898)
Class F	(396,208)	(413,866)
Class F3	(1,838,400)	(1,268,786)
Class I	(4,614,513)	(2,913,247)
Total distribution to shareholders	(20,024,723)	(15,143,192)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	261,027,649	220,080,799
Reinvestment of distributions	18,447,524	13,735,450
Cost of shares reacquired	(172,050,143)	(171,125,316)
Net increase (decrease) in net assets resulting from capital share transactions	107,425,030	62,690,933
Net increase (decrease) in net assets	151,750,733	61,740,867
NET ASSETS:
Beginning of year	$515,870,492	$454,129,625
End of year	$667,621,225	$515,870,492

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

220	See Notes to Financial Statements.

New Jersey		New York
For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023

$3,740,684	$3,039,809	$15,848,495	$12,894,727
(1,549,624)	(1,642,816)	(3,555,944)	(6,393,410)

10,040,878	2,908,510	40,881,756	9,672,228
12,231,938	4,305,503	53,174,307	16,173,545

(2,771,026)	(2,358,640)	(11,157,801)	(9,296,202)
–	–	(443,278)	(471,328)
(109,345)	(136,716)	(284,503)	(347,324)
(66,109)	(50,515)	(125,401)	(78,854)
(777,542)	(484,548)	(3,698,928)	(2,587,779)
(3,724,022)	(3,030,419)	(15,709,911)	(12,781,487)

54,223,269	28,363,257	229,341,745	124,898,947
2,953,296	2,409,229	13,771,800	10,761,359
(26,597,145)	(32,259,812)	(127,701,141)	(156,382,096)

30,579,420	(1,487,326)	115,412,404	(20,721,790)
39,087,336	(212,242)	152,876,800	(17,329,732)

$101,283,473	$101,495,715	$417,679,133	$435,008,865
$140,370,809	$101,283,473	$570,555,933	$417,679,133

See Notes to Financial Statements.	221

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2024	$14.81	$0.43	$0.40	$0.83	$(0.43)	$15.21
9/30/2023	14.78	0.32	0.03	0.35	(0.32)	14.81
9/30/2022	15.84	0.15	(1.06)	(0.91)	(0.15)	14.78
9/30/2021	15.80	0.15	0.04	0.19	(0.15)	15.84
9/30/2020	15.78	0.24	0.02	0.26	(0.24)	15.80
Class C
9/30/2024	14.81	0.34	0.39	0.73	(0.34)	15.20
9/30/2023	14.78	0.23	0.03	0.26	(0.23)	14.81
9/30/2022	15.84	0.05	(1.05)	(1.00)	(0.06)	14.78
9/30/2021	15.80	0.05	0.04	0.09	(0.05)	15.84
9/30/2020	15.78	0.15	0.01	0.16	(0.14)	15.80
Class F
9/30/2024	14.81	0.45	0.39	0.84	(0.44)	15.21
9/30/2023	14.79	0.30	0.05	0.35	(0.33)	14.81
9/30/2022	15.85	0.16	(1.05)	(0.89)	(0.17)	14.79
9/30/2021	15.80	0.16	0.05	0.21	(0.16)	15.85
9/30/2020	15.78	0.26	0.02	0.28	(0.26)	15.80
Class F3
9/30/2024	14.81	0.47	0.39	0.86	(0.46)	15.21
9/30/2023	14.79	0.35	0.02	0.37	(0.35)	14.81
9/30/2022	15.85	0.19	(1.06)	(0.87)	(0.19)	14.79
9/30/2021	15.80	0.18	0.06	0.24	(0.19)	15.85
9/30/2020	15.79	0.27	0.02	0.29	(0.28)	15.80
Class I
9/30/2024	14.81	0.46	0.40	0.86	(0.46)	15.21
9/30/2023	14.79	0.35	0.02	0.37	(0.35)	14.81
9/30/2022	15.85	0.20	(1.08)	(0.88)	(0.18)	14.79
9/30/2021	15.80	0.18	0.05	0.23	(0.18)	15.85
9/30/2020	15.78	0.27	0.02	0.29	(0.27)	15.80

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

222	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

5.67	0.65	0.66	2.87	$764,412	66
2.29	0.65	0.66	2.12	758,931	59
(5.68)	0.65	0.65	0.99	875,792	43
1.20	0.65	0.65	0.93	1,067,651	26
1.68	0.65	0.66	1.52	895,461	28

4.96	1.26	1.27	2.26	15,740	66
1.74	1.26	1.27	1.51	17,796	59
(6.34)	1.29	1.29	0.35	23,284	43
0.54	1.30	1.31	0.30	31,450	26
1.05	1.27	1.28	0.96	39,779	28

5.77	0.55	0.56	2.97	27,240	66
2.39	0.55	0.56	2.03	33,367	59
(5.65)	0.55	0.55	1.01	246,974	43
1.36	0.55	0.55	1.03	736,826	26
1.77	0.55	0.56	1.62	587,635	28

5.92	0.41	0.41	3.11	246,042	66
2.54	0.41	0.42	2.35	264,658	59
(5.52)	0.41	0.41	1.25	361,359	43
1.50	0.42	0.42	1.16	331,257	26
1.84	0.42	0.43	1.74	246,193	28

5.88	0.45	0.46	3.07	507,797	66
2.50	0.45	0.46	2.34	517,459	59
(5.55)	0.45	0.46	1.30	563,762	43
1.46	0.45	0.45	1.13	206,551	26
1.87	0.45	0.46	1.70	177,634	28

See Notes to Financial Statements.	223

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2024	$9.76	$0.32	$0.63	$0.95	$(0.32)	$10.39
9/30/2023	9.71	0.27	0.05	0.32	(0.27)	9.76
9/30/2022	11.33	0.23	(1.63)	(1.40)	(0.22)	9.71
9/30/2021	11.11	0.24	0.22	0.46	(0.24)	11.33
9/30/2020	11.17	0.27	(0.06)	0.21	(0.27)	11.11
Class C
9/30/2024	9.75	0.26	0.61	0.87	(0.25)	10.37
9/30/2023	9.70	0.21	0.05	0.26	(0.21)	9.75
9/30/2022	11.32	0.16	(1.62)	(1.46)	(0.16)	9.70
9/30/2021	11.10	0.17	0.22	0.39	(0.17)	11.32
9/30/2020	11.16	0.21	(0.07)	0.14	(0.20)	11.10
Class F
9/30/2024	9.76	0.33	0.62	0.95	(0.33)	10.38
9/30/2023	9.71	0.28	0.05	0.33	(0.28)	9.76
9/30/2022	11.33	0.23	(1.61)	(1.38)	(0.24)	9.71
9/30/2021	11.11	0.25	0.22	0.47	(0.25)	11.33
9/30/2020	11.17	0.28	(0.06)	0.22	(0.28)	11.11
Class F3
9/30/2024	9.77	0.35	0.61	0.96	(0.34)	10.39
9/30/2023	9.72	0.30	0.05	0.35	(0.30)	9.77
9/30/2022	11.34	0.25	(1.62)	(1.37)	(0.25)	9.72
9/30/2021	11.12	0.27	0.22	0.49	(0.27)	11.34
9/30/2020	11.18	0.30	(0.06)	0.24	(0.30)	11.12
Class I
9/30/2024	9.76	0.34	0.63	0.97	(0.34)	10.39
9/30/2023	9.71	0.30	0.04	0.34	(0.29)	9.76
9/30/2022	11.33	0.25	(1.62)	(1.37)	(0.25)	9.71
9/30/2021	11.12	0.27	0.21	0.48	(0.27)	11.33
9/30/2020	11.17	0.29	(0.05)	0.24	(0.29)	11.12

(a)	Calculated using average shares outstanding during the period.
(b)

Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

224	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

9.80	0.71	0.71	3.15	$1,974,387	49
3.17	0.71	0.71	2.74	1,935,887	44
(12.36)	0.71	0.71	2.11	2,075,394	33
4.19	0.70	0.70	2.15	2,656,030	13
1.93	0.70	0.70	2.45	2,239,629	14

9.03	1.32	1.32	2.53	66,671	49
2.64	1.32	1.32	2.12	86,956	44
(13.02)	1.35	1.35	1.47	123,238	33
3.53	1.33	1.33	1.52	190,855	13
1.30	1.32	1.32	1.86	215,475	14

9.80	0.61	0.61	3.24	90,249	49
3.38	0.60	0.60	2.78	113,056	44
(12.37)	0.60	0.60	2.13	522,922	33
4.30	0.60	0.60	2.24	2,697,578	13
2.03	0.60	0.60	2.56	2,140,068	14

9.97	0.44	0.44	3.41	316,234	49
3.54	0.45	0.45	3.00	274,934	44
(12.21)	0.45	0.45	2.39	194,787	33
4.45	0.45	0.45	2.36	171,655	13
2.17	0.46	0.46	2.68	85,559	14

10.02	0.51	0.51	3.35	2,509,993	49
3.48	0.51	0.51	2.95	2,433,710	44
(12.28)	0.52	0.52	2.39	2,131,673	33
4.31	0.50	0.50	2.35	896,545	13
2.22	0.50	0.50	2.65	870,771	14

See Notes to Financial Statements.	225

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2024	$9.85	$0.38	$0.84		$1.22	$(0.37)	$10.70
9/30/2023	9.83	0.35	0.01	(d)	0.36	(0.34)	9.85
9/30/2022	12.06	0.30	(2.23)		(1.93)	(0.30)	9.83
9/30/2021	11.70	0.31	0.36		0.67	(0.31)	12.06
9/30/2020	11.80	0.34	(0.10)		0.24	(0.34)	11.70
Class C
9/30/2024	9.86	0.32	0.84		1.16	(0.31)	10.71
9/30/2023	9.84	0.29	0.01	(d)	0.30	(0.28)	9.86
9/30/2022	12.08	0.23	(2.24)		(2.01)	(0.23)	9.84
9/30/2021	11.71	0.23	0.37		0.60	(0.23)	12.08
9/30/2020	11.82	0.26	(0.11)		0.15	(0.26)	11.71
Class F
9/30/2024	9.84	0.39	0.83		1.22	(0.38)	10.68
9/30/2023	9.82	0.35	0.02	(d)	0.37	(0.35)	9.84
9/30/2022	12.05	0.31	(2.23)		(1.92)	(0.31)	9.82
9/30/2021	11.69	0.32	0.36		0.68	(0.32)	12.05
9/30/2020	11.79	0.35	(0.10)		0.25	(0.35)	11.69
Class F3
9/30/2024	9.84	0.41	0.84		1.25	(0.40)	10.69
9/30/2023	9.83	0.37	0.01	(d)	0.38	(0.37)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.37		0.71	(0.34)	12.06
9/30/2020	11.80	0.36	(0.11)		0.25	(0.36)	11.69
Class I
9/30/2024	9.84	0.40	0.84		1.24	(0.39)	10.69
9/30/2023	9.83	0.37	–	(d)(e)	0.37	(0.36)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.36		0.70	(0.33)	12.06
9/30/2020	11.80	0.36	(0.11)		0.25	(0.36)	11.69

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the period ended September 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(e)	Amount less than $0.01.

226	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (includes interest expense) (%)(c)	Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)(c)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12.58	0.78	0.69	0.78	3.66	$2,715,060	27
3.61	0.77	0.70	0.77	3.41	2,257,591	41
(16.27)	0.71	0.70	0.71	2.66	2,235,687	40
5.77	0.70	0.70	0.70	2.58	2,925,529	18
2.06	0.71	0.71	0.71	2.90	2,504,023	24

11.89	1.40	1.30	1.40	3.05	63,653	27
2.97	1.40	1.33	1.40	2.78	70,892	41
(16.86)	1.35	1.34	1.35	2.01	83,743	40
5.16	1.35	1.35	1.35	1.94	135,544	18
1.32	1.35	1.35	1.35	2.27	138,705	24

12.60	0.68	0.59	0.68	3.76	68,624	27
3.72	0.67	0.60	0.67	3.48	79,394	41
(16.20)	0.61	0.60	0.61	2.66	222,942	40
5.88	0.60	0.60	0.60	2.68	984,235	18
2.15	0.61	0.61	0.61	2.99	871,094	24

12.86	0.54	0.45	0.54	3.90	499,690	27
3.75	0.53	0.46	0.53	3.65	346,879	41
(16.07)	0.47	0.46	0.47	2.91	268,560	40
6.10	0.45	0.45	0.45	2.78	288,718	18
2.19	0.48	0.48	0.48	3.10	140,730	24

12.81	0.58	0.49	0.58	3.85	1,412,199	27
3.72	0.57	0.50	0.57	3.63	918,301	41
(16.10)	0.52	0.51	0.52	2.99	567,725	40
6.07	0.50	0.50	0.50	2.78	209,640	18
2.17	0.51	0.51	0.51	3.09	155,620	24

See Notes to Financial Statements.	227

Financial Highlights (continued)

HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2024	$10.12	$0.49	$1.04	$1.53	$(0.48)	$11.17
9/30/2023	10.22	0.45	(0.11)	0.34	(0.44)	10.12
9/30/2022	12.91	0.39	(2.69)	(2.30)	(0.39)	10.22
9/30/2021	12.14	0.41	0.77	1.18	(0.41)	12.91
9/30/2020	12.60	0.45	(0.47)	(0.02)	(0.44)	12.14
Class C
9/30/2024	10.12	0.42	1.04	1.46	(0.41)	11.17
9/30/2023	10.22	0.38	(0.11)	0.27	(0.37)	10.12
9/30/2022	12.92	0.31	(2.70)	(2.39)	(0.31)	10.22
9/30/2021	12.14	0.33	0.78	1.11	(0.33)	12.92
9/30/2020	12.61	0.37	(0.48)	(0.11)	(0.36)	12.14
Class F
9/30/2024	10.13	0.50	1.04	1.54	(0.49)	11.18
9/30/2023	10.23	0.45	(0.10)	0.35	(0.45)	10.13
9/30/2022	12.92	0.40	(2.69)	(2.29)	(0.40)	10.23
9/30/2021	12.15	0.42	0.77	1.19	(0.42)	12.92
9/30/2020	12.61	0.46	(0.47)	(0.01)	(0.45)	12.15
Class F3
9/30/2024	10.10	0.52	1.03	1.55	(0.50)	11.15
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.77	1.21	(0.44)	12.89
9/30/2020	12.58	0.47	(0.46)	0.01	(0.47)	12.12
Class I
9/30/2024	10.10	0.51	1.04	1.55	(0.50)	11.15
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.76	1.20	(0.43)	12.89
9/30/2020	12.58	0.47	(0.47)	– (d)	(0.46)	12.12

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.

228	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (includes interest expense) (%)(c)	Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)(c)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

15.38	0.82	0.76	0.82	4.56	$2,025,711	27
3.23	0.81	0.77	0.81	4.26	1,680,507	42
(18.19)	0.77	0.77	0.77	3.28	1,787,225	40
9.81	0.75	0.75	0.75	3.23	2,388,758	15
(0.09)	0.77	0.77	0.77	3.69	1,822,069	43

14.68	1.43	1.37	1.43	3.96	127,062	27
2.58	1.44	1.40	1.44	3.63	141,950	42
(18.78)	1.41	1.41	1.41	2.63	174,127	40
9.19	1.40	1.40	1.40	2.60	267,871	15
(0.81)	1.42	1.42	1.42	3.06	242,392	43

15.48	0.72	0.66	0.72	4.68	85,597	27
3.33	0.71	0.67	0.71	4.31	112,452	42
(18.09)	0.66	0.66	0.66	3.27	369,471	40
9.90	0.65	0.65	0.65	3.30	1,450,736	15
0.00	0.67	0.67	0.67	3.78	861,795	43

15.69	0.56	0.51	0.56	4.81	166,070	27
3.48	0.57	0.53	0.57	4.50	122,429	42
(18.01)	0.51	0.51	0.51	3.55	114,134	40
10.07	0.52	0.51	0.51	3.42	118,100	15
0.14	0.53	0.53	0.53	3.92	55,503	43

15.63	0.62	0.56	0.62	4.75	1,694,273	27
3.43	0.61	0.57	0.61	4.46	1,227,801	42
(18.06)	0.57	0.57	0.57	3.59	961,328	40
10.03	0.56	0.55	0.55	3.41	487,688	15
0.09	0.57	0.57	0.57	3.88	301,236	43

See Notes to Financial Statements.	229

Financial Highlights (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2024	$13.79	$0.59	$0.59	$1.18	$(0.56)	$14.41
9/30/2023	13.84	0.53	(0.08)	0.45	(0.50)	13.79
9/30/2022	15.88	0.34	(2.05)	(1.71)	(0.33)	13.84
9/30/2021	15.20	0.33	0.69	1.02	(0.34)	15.88
9/30/2020	15.64	0.43	(0.45)	(0.02)	(0.42)	15.20
Class C
9/30/2024	13.79	0.50	0.60	1.10	(0.48)	14.41
9/30/2023	13.84	0.43	(0.07)	0.36	(0.41)	13.79
9/30/2022	15.88	0.23	(2.04)	(1.81)	(0.23)	13.84
9/30/2021	15.20	0.23	0.68	0.91	(0.23)	15.88
9/30/2020	15.65	0.33	(0.46)	(0.13)	(0.32)	15.20
Class F
9/30/2024	13.79	0.60	0.60	1.20	(0.58)	14.41
9/30/2023	13.84	0.52	(0.05)	0.47	(0.52)	13.79
9/30/2022	15.88	0.33	(2.02)	(1.69)	(0.35)	13.84
9/30/2021	15.20	0.34	0.69	1.03	(0.35)	15.88
9/30/2020	15.64	0.45	(0.46)	(0.01)	(0.43)	15.20
Class F3
9/30/2024	13.79	0.62	0.60	1.22	(0.60)	14.41
9/30/2023	13.84	0.57	(0.08)	0.49	(0.54)	13.79
9/30/2022	15.88	0.38	(2.05)	(1.67)	(0.37)	13.84
9/30/2021	15.20	0.37	0.69	1.06	(0.38)	15.88
9/30/2020	15.65	0.47	(0.46)	0.01	(0.46)	15.20
Class I
9/30/2024	13.79	0.61	0.60	1.21	(0.59)	14.41
9/30/2023	13.84	0.56	(0.08)	0.48	(0.53)	13.79
9/30/2022	15.88	0.38	(2.06)	(1.68)	(0.36)	13.84
9/30/2021	15.20	0.36	0.69	1.05	(0.37)	15.88
9/30/2020	15.65	0.46	(0.46)	–	(0.45)	15.20

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

230	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

8.74	0.65	0.68	4.15	$409,918	38
3.27	0.66	0.71	3.73	261,115	71
(10.85)	0.70	0.77	2.27	325,756	81
6.74	0.69	0.75	2.09	409,286	14
(0.12)	0.62	0.78	2.83	176,351	61

8.08	1.26	1.29	3.55	21,802	38
2.59	1.32	1.37	3.08	19,626	71
(11.48)	1.40	1.47	1.56	21,392	81
6.03	1.36	1.43	1.43	26,412	14
(0.85)	1.28	1.45	2.18	12,758	61

8.85	0.55	0.58	4.26	12,342	38
3.36	0.57	0.62	3.72	17,573	71
(10.77)	0.60	0.66	2.18	139,299	81
6.84	0.59	0.65	2.17	495,439	14
(0.03)	0.52	0.68	2.92	171,092	61

9.03	0.39	0.42	4.41	50,999	38
3.55	0.38	0.45	4.03	35,447	71
(10.62)	0.44	0.50	2.56	28,251	81
7.02	0.43	0.49	2.31	31,122	14
0.07	0.36	0.52	3.10	8,538	61

8.96	0.45	0.48	4.35	1,026,063	38
3.40	0.46	0.50	3.97	566,518	71
(10.61)	0.50	0.58	2.59	362,870	81
6.95	0.50	0.55	2.28	244,728	14
0.01	0.42	0.59	3.03	93,013	61

See Notes to Financial Statements.	231

Financial Highlights (continued)

SUSTAINABLE MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2024	$8.86	$0.30	$0.51	$0.81	$(0.29)	$9.38
9/30/2023	8.79	0.25	0.07	0.32	(0.25)	8.86
1/5/2022 to 9/30/2022(c)	10.00	0.10	(1.21)	(1.11)	(0.10)	8.79
Class C
9/30/2024	8.86	0.24	0.51	0.75	(0.23)	9.38
9/30/2023	8.79	0.18	0.07	0.25	(0.18)	8.86
1/5/2022 to 9/30/2022(c)	10.00	0.05	(1.21)	(1.16)	(0.05)	8.79
Class F
9/30/2024	8.86	0.31	0.51	0.82	(0.30)	9.38
9/30/2023	8.79	0.26	0.07	0.33	(0.26)	8.86
1/5/2022 to 9/30/2022(c)	10.00	0.11	(1.21)	(1.10)	(0.11)	8.79
Class F3
9/30/2024	8.86	0.32	0.52	0.84	(0.32)	9.38
9/30/2023	8.79	0.27	0.07	0.34	(0.27)	8.86
1/5/2022 to 9/30/2022(c)	10.00	0.12	(1.21)	(1.09)	(0.12)	8.79
Class I
9/30/2024	8.86	0.32	0.51	0.83	(0.31)	9.38
9/30/2023	8.79	0.27	0.06	0.33	(0.26)	8.86
1/5/2022 to 9/30/2022(c)	10.00	0.12	(1.21)	(1.09)	(0.12)	8.79

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on January 5, 2022.
(d)	Not annualized.
(e)	Annualized.

232	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

9.30		0.63		3.12		3.23		$3,250	48
3.57		0.63		2.92		2.74		2,910	58
(11.11	)(d)	0.63	(e)	2.16	(e)	1.48	(e)	2,682	90	(d)

8.60		1.27		3.75		2.58		156	48
2.77		1.41		3.86		2.01		169	58
(11.64	)(d)	1.43	(e)	2.96	(e)	0.68	(e)	66	90	(d)

9.41		0.53		3.02		3.33		70	48
3.67		0.53		2.80		2.84		66	58
(11.05	)(d)	0.53	(e)	2.06	(e)	1.58	(e)	66	90	(d)

9.56		0.40		2.92		3.46		94	48
3.82		0.39		2.67		2.97		89	58
(10.95	)(d)	0.39	(e)	1.91	(e)	1.72	(e)	88	90	(d)

9.52		0.43		2.92		3.43		2,119	48
3.78		0.43		2.74		2.95		1,917	58
(10.98	)(d)	0.43	(e)	1.96	(e)	1.68	(e)	1,638	90	(d)

See Notes to Financial Statements.	233

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2024	$9.55	$0.34	$0.77	$1.11	$(0.33)	$10.33
9/30/2023	9.50	0.31	0.04	0.35	(0.30)	9.55
9/30/2022	11.61	0.26	(2.11)	(1.85)	(0.26)	9.50
9/30/2021	11.40	0.26	0.21	0.47	(0.26)	11.61
9/30/2020	11.42	0.29	(0.03)	0.26	(0.28)	11.40
Class C
9/30/2024	9.56	0.28	0.77	1.05	(0.27)	10.34
9/30/2023	9.51	0.24	0.05	0.29	(0.24)	9.56
9/30/2022	11.62	0.19	(2.11)	(1.92)	(0.19)	9.51
9/30/2021	11.41	0.19	0.21	0.40	(0.19)	11.62
9/30/2020	11.42	0.21	(0.01)	0.20	(0.21)	11.41
Class F
9/30/2024	9.55	0.35	0.77	1.12	(0.34)	10.33
9/30/2023	9.50	0.31	0.05	0.36	(0.31)	9.55
9/30/2022	11.61	0.26	(2.10)	(1.84)	(0.27)	9.50
9/30/2021	11.40	0.28	0.20	0.48	(0.27)	11.61
9/30/2020	11.42	0.30	(0.02)	0.28	(0.30)	11.40
Class F3
9/30/2024	9.55	0.36	0.77	1.13	(0.35)	10.33
9/30/2023	9.50	0.33	0.04	0.37	(0.32)	9.55
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
Class I
9/30/2024	9.54	0.36	0.77	1.13	(0.35)	10.32
9/30/2023	9.50	0.33	0.03	0.36	(0.32)	9.54
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

234	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (includes interest expense) (%)(c)	Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)(c)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

11.78	0.77	0.77	0.77	3.36	$422,861	26
3.50	0.76	0.76	0.76	3.08	341,314	57
(16.10)	0.77	0.77	0.77	2.39	303,455	44
4.16	0.77	0.77	0.77	2.27	381,200	14
2.36	0.78	0.78	0.78	2.53	342,426	18

11.10	1.37	1.37	1.37	2.76	18,313	26
2.97	1.38	1.39	1.38	2.45	18,912	57
(16.70)	1.40	1.40	1.40	1.75	21,221	44
3.49	1.41	1.41	1.41	1.63	33,274	14
1.78	1.44	1.44	1.44	1.88	37,078	18

11.89	0.67	0.67	0.67	3.45	12,612	26
3.61	0.66	0.67	0.66	3.13	7,929	57
(16.02)	0.67	0.67	0.67	2.37	20,964	44
4.26	0.67	0.67	0.67	2.36	130,104	14
2.46	0.68	0.68	0.68	2.61	112,378	18

12.04	0.54	0.54	0.54	3.59	59,192	26
3.84	0.54	0.54	0.54	3.31	45,077	57
(16.00)	0.54	0.54	0.54	2.64	29,694	44
4.39	0.54	0.54	0.54	2.48	20,625	14
2.67	0.56	0.56	0.56	2.73	13,170	18

12.01	0.57	0.57	0.57	3.55	154,644	26
3.71	0.56	0.56	0.56	3.29	102,638	57
(16.02)	0.58	0.57	0.58	2.69	78,796	44
4.37	0.57	0.57	0.57	2.46	39,117	14
2.65	0.58	0.58	0.58	2.73	30,880	18

See Notes to Financial Statements.	235

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2024	$4.47	$0.14	$0.35	$0.49	$(0.14)	$4.82
9/30/2023	4.42	0.13	0.05	0.18	(0.13)	4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
Class F
9/30/2024	4.47	0.15	0.35	0.50	(0.15)	4.82
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
Class F3
9/30/2024	4.48	0.15	0.34	0.49	(0.15)	4.82
9/30/2023	4.42	0.15	0.06	0.21	(0.15)	4.48
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
Class I
9/30/2024	4.47	0.15	0.35	0.50	(0.15)	4.82
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

236	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

11.14	0.82	0.85	3.04	$105,747	8
4.11	0.82	0.87	2.91	77,950	23
(15.36)	0.82	0.84	2.39	80,854	11
5.58	0.82	0.84	2.21	99,356	13
1.92	0.82	0.85	2.48	101,085	15

11.25	0.72	0.75	3.14	2,998	8
4.21	0.72	0.77	3.00	3,693	23
(15.28)	0.72	0.74	2.40	5,885	11
5.68	0.72	0.74	2.30	28,097	13
2.02	0.72	0.75	2.58	23,903	15

11.15	0.59	0.62	3.27	2,731	8
4.59	0.58	0.63	3.15	1,697	23
(15.16)	0.58	0.60	2.65	1,342	11
5.82	0.59	0.60	2.40	1,148	13
1.96	0.59	0.62	2.71	618	15

11.36	0.62	0.65	3.24	28,895	8
4.32	0.62	0.66	3.11	17,943	23
(15.19)	0.62	0.65	2.68	13,415	11
5.79	0.62	0.64	2.38	6,905	13
1.93	0.62	0.65	2.68	3,746	15

See Notes to Financial Statements.	237

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2024	$9.99	$0.34	$0.84	$1.18	$(0.33)	$10.84
9/30/2023	9.90	0.31	0.09	0.40	(0.31)	9.99
9/30/2022	12.06	0.27	(2.16)	(1.89)	(0.27)	9.90
9/30/2021	11.64	0.27	0.41	0.68	(0.26)	12.06
9/30/2020	11.77	0.27	(0.13)	0.14	(0.27)	11.64
Class C
9/30/2024	9.97	0.27	0.86	1.13	(0.27)	10.83
9/30/2023	9.89	0.24	0.08	0.32	(0.24)	9.97
9/30/2022	12.04	0.20	(2.15)	(1.95)	(0.20)	9.89
9/30/2021	11.63	0.19	0.41	0.60	(0.19)	12.04
9/30/2020	11.75	0.20	(0.13)	0.07	(0.19)	11.63
Class F
9/30/2024	10.00	0.35	0.84	1.19	(0.34)	10.85
9/30/2023	9.91	0.32	0.09	0.41	(0.32)	10.00
9/30/2022	12.07	0.28	(2.16)	(1.88)	(0.28)	9.91
9/30/2021	11.66	0.28	0.41	0.69	(0.28)	12.07
9/30/2020	11.78	0.28	(0.12)	0.16	(0.28)	11.66
Class F3
9/30/2024	9.99	0.36	0.86	1.22	(0.36)	10.85
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	9.99
9/30/2022	12.07	0.30	(2.17)	(1.87)	(0.29)	9.91
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	12.07
9/30/2020	11.78	0.30	(0.13)	0.17	(0.30)	11.65
Class I
9/30/2024	9.99	0.36	0.85	1.21	(0.35)	10.85
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	9.99
9/30/2022	12.07	0.29	(2.16)	(1.87)	(0.29)	9.91
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	12.07
9/30/2020	11.78	0.29	(0.13)	0.16	(0.29)	11.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

238	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

11.96	0.78	0.78	3.17	$410,877	18
3.93	0.78	0.78	2.98	303,557	24
(15.91)	0.78	0.78	2.39	322,138	23
5.90	0.77	0.77	2.20	390,194	13
1.21	0.78	0.78	2.33	357,909	22

11.29	1.39	1.39	2.56	17,497	18
3.29	1.40	1.40	2.36	17,453	24
(16.39)	1.42	1.42	1.74	20,927	23
5.13	1.42	1.42	1.56	32,845	13
0.64	1.44	1.44	1.68	34,749	22

12.07	0.68	0.68	3.27	9,768	18
4.04	0.68	0.68	3.06	6,898	24
(15.81)	0.68	0.68	2.40	19,360	23
6.00	0.67	0.67	2.30	71,401	13
1.31	0.68	0.68	2.43	63,388	22

12.33	0.54	0.54	3.41	5,526	18
4.07	0.55	0.55	3.21	2,290	24
(15.70)	0.54	0.54	2.65	2,364	23
6.14	0.54	0.54	2.41	2,071	13
1.44	0.56	0.56	2.56	1,366	22

12.29	0.58	0.58	3.37	126,889	18
4.04	0.58	0.58	3.18	87,480	24
(15.73)	0.58	0.58	2.66	70,220	23
6.11	0.57	0.57	2.38	43,385	13
1.41	0.59	0.59	2.51	29,600	22

See Notes to Financial Statements.	239

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett Sustainable Municipal Bond Fund (“Sustainable”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income, Sustainable and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the eighteen-month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the

Notes to Financial Statements (continued)

reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s, except Sustainable’s, filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2021 through September 30, 2024. The statute of limitation for Sustainable’s filed U.S. federal tax return remains open for the period ended September 30, 2022 through the year ended September 30, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 shares bear their class-specific share of shareholder servicing expenses. Class A, C and F shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for Trust certificates in the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for Trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding

Notes to Financial Statements (continued)

share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of TOBs as of and during the fiscal year ended September 30, 2024:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–	$–	$–
Intermediate	–	–	–	–
National	100,635,000	3.16%–3.67%	219,244,573	94,736,000
High Income	58,465,000	3.16%–3.67%	127,354,129	57,065,000
Short Duration High Income	–	–	–	–
Sustainable	–	–	–	–
California	5,000,000	3.17%	11,091,045	1,000,000
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. The carrying value of each Fund’s liability for Trust certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is

Notes to Financial Statements (continued)

determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

Notes to Financial Statements (continued)

The management fee for Short Duration High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.35%
Over $1 billion	.31%

The management fee for Sustainable is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.32%
Over $1 billion	.29%

For the fiscal year ended September 30, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.33%
Intermediate	.39%
National	.39%
High Income	.44%
Short Duration High Income	.32%
Sustainable	.00%
California	.45%
New Jersey	.42%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the fiscal year ended September 30, 2024:

Fund	Fund Administration Fee
Short Duration	$18,281
Intermediate	53,740
National	42,936
High Income	39,709
Short Duration High Income	13,546
Sustainable	504
California	8,476
New Jersey	2,900
New York	7,010

Notes to Financial Statements (continued)

For the fiscal year ended September 30, 2024 and continuing through January 31, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding certain of the Funds’ expenses, and interest related expenses, to the following annual rates:

	Effective February 1, 2024		Prior to February 1, 2024
	Classes*		Classes*
Fund	A,C,F and I	F3	A,C,F and I	F3
Short Duration	.45%	.41%	.45%	.41%
Short Duration High Income	.45%	.40%	.45%	.37%
Sustainable	.43%	.40%	.43%	.39%
New Jersey	.62%	.59%	.62%	.58%

*	If applicable.

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.25%	–
Distribution	.05%	.75%	.10%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service and .55% distribution) of each Fund’s average daily net assets attributable to Class C for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and Class I Shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended September 30, 2024:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$23,035	$1,501,372
Intermediate	51,690	2,427,346
National	119,247	4,963,398
High Income	75,120	3,661,718
Short Duration High Income	14,797	1,585,461
Sustainable	28	1,514
California	10,860	997,376
New Jersey	3,415	279,745
New York	8,354	1,174,179

Notes to Financial Statements (continued)

The Distributor received the following amounts of CDSCs for the fiscal year ended September 30, 2024 :

	Class A	Class C
Short Duration	$68,575	$908
Intermediate	176,584	4,577
National	226,346	5,590
High Income	152,302	8,017
Short Duration High Income	19,018	1,949
Sustainable	–	–
California	67,335	2,419
New Jersey	10,584	–
New York	27,373	4,326

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended September 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Short Duration Tax Free Fund	$45,804,910	$157,166	$–	$–	$45,962,076
Intermediate Tax Free Fund	154,066,237	1,064,026	–	–	155,130,263
National Tax Free Fund	153,677,257	707,613	–	–	154,384,870
High Income Municipal Bond Fund	164,256,718	1,126,574	–	–	165,383,292
Short Duration High Income Municipal Bond Fund	49,177,767	673,685	–	–	49,851,452
Sustainable Municipal Bond Fund	177,598	872	–	–	178,470
California Tax Free Fund	20,011,035	13,688	–	–	20,024,723
New Jersey Tax Free Fund	3,724,022	–	–	–	3,724,022
New York Tax Free Fund	15,709,324	587	–	–	15,709,911

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended September 30, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Short Duration Tax Free Fund	$39,787,976	$–	$–	$–	$39,787,976
Intermediate Tax Free Fund	139,976,590	166,228	–	–	140,142,818
National Tax Free Fund	121,933,970	203,243	–	–	122,137,213
High Income Municipal Bond Fund	141,937,657	235,933	–	–	142,173,590
Short Duration High Income Municipal Bond Fund	32,629,085	201,428	–	–	32,830,513
Sustainable Municipal Bond Fund	141,231	2	–	–	141,233
California Tax Free Fund	15,142,551	641	–	–	15,143,192
New Jersey Tax Free Fund	3,029,991	428	–	–	3,030,419
New York Tax Free Fund	12,781,487	–	–	–	12,781,487

As of September 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Short Duration Tax Free Fund	$5,109,491	$–	$–	$(102,074,414)	$10,190,525	$(4,097,328)	$(90,871,726)
Intermediate Tax Free Fund	27,902,151	–	–	(431,082,381)	97,973,886	(14,158,643)	(319,364,987)
National Tax Free Fund	22,910,820	–	–	(399,260,076)	143,838,887	(14,613,620)	(247,123,989)
High Income Municipal Bond Fund	40,360,091	–	–	(642,502,234)	108,100,756	(14,952,860)	(508,994,247)
Short Duration High Income Municipal Bond Fund	7,733,403	–	–	(129,505,591)	36,754,004	(5,129,227)	(90,147,411)
Sustainable Municipal Bond Fund	19,822	–	–	(444,583)	156,232	(17,167)	(285,696)
California Tax Free Fund	2,240,150	–	–	(42,246,848)	17,168,641	(1,905,929)	(24,743,986)
New Jersey Tax Free Fund	349,153	–	–	(4,436,357)	(505,655)	(378,306)	(4,971,165)
New York Tax Free Fund	1,043,952	–	–	(21,680,691)	(2,850,625)	(1,559,483)	(25,046,847)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Short Duration Tax Free Fund	$(26,910,668)	$(75,163,746)	$(102,074,414)
Intermediate Tax Free Fund	(152,489,542)	(278,592,839)	(431,082,381)
National Tax Free Fund	(154,555,554)	(244,704,522)	(399,260,076)
High Income Municipal Bond Fund	(213,033,898)	(429,468,336)	(642,502,234)
Short Duration High Income Municipal Bond Fund	(72,159,461)	(57,346,130)	(129,505,591)
Sustainable Municipal Bond Fund	(385,783)	(58,800)	(444,583)
California Tax Free Fund	(13,554,242)	(28,692,606)	(42,246,848)
New Jersey Tax Free Fund	(529,018)	(3,907,339)	(4,436,357)
New York Tax Free Fund	(6,890,156)	(14,790,535)	(21,680,691)

Notes to Financial Statements (continued)

As of September 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Tax Free Fund	$1,530,837,569	$15,969,746	$(5,779,221)	$10,190,525
Intermediate Tax Free Fund	4,878,192,040	130,349,925	(32,376,039)	97,973,886
National Tax Free Fund	4,636,877,045	166,642,565	(22,803,678)	143,838,887
High Income Municipal Bond Fund	3,967,636,744	180,651,852	(72,551,091)	108,100,761
Short Duration High Income Municipal Bond Fund	1,466,734,141	40,002,911	(3,248,907)	36,754,004
Sustainable Municipal Bond Fund	5,491,066	157,405	(1,173)	156,232
California Tax Free Fund	644,750,860	19,627,560	(2,458,919)	17,168,641
New Jersey Tax Free Fund	138,936,692	2,535,728	(3,041,383)	(505,655)
New York Tax Free Fund	578,952,348	9,995,003	(12,845,628)	(2,850,625)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended September 30, 2024 were as follows:

	Purchases	Sales
Short Duration	$813,933,259	$820,303,239
Intermediate	2,306,538,701	2,385,571,123
National	1,940,862,269	1,155,141,073
High Income	1,438,401,386	1,004,471,266
Short Duration High Income	996,205,566	446,650,429
Sustainable	2,868,069	2,580,896
California	269,468,495	157,069,234
New Jersey	40,869,456	9,504,373
New York	205,135,981	88,087,678

There were no purchases or sales of U.S. Government securities during the fiscal year ended September 30, 2024.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except Intermediate and Sustainable entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2024 (as described in Note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2024, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on

Notes to Financial Statements (continued)

futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the fiscal year ended September 30, 2024:

	Net Unrealized Appreciation (Depreciation) as of September 30, 2024	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts*
Short Duration	$–	$(433,622)	$487,900	47
National	71,816	(930,580)	(1,894,554)	441
High Income	–	806,960	(1,861,694)	151
Short Duration High Income	9,388	(350,715)	9,388	19
California	9,153	(155,431)	(345,230)	62
New Jersey	2,112	(48,361)	(40,414)	9
New York	15,725	(333,172)	(327,717)	67

*	Calculated based on the number of contracts for the fiscal year ended September 30, 2024.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

FASB requires disclosure intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between a Fund and the applicable counterparty. As of September 30, 2024, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	LINE OF CREDIT

For the period ended July 31, 2024, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended September 30, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended September 30, 2024, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the

Notes to Financial Statements (continued)

market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2024, the Funds did not have any securities on loan.

13.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Income typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, defaulted bonds risk (High Income and Short Duration High Income only), derivatives risk, distressed debt risk (High Income and Short Duration High Income only), extension risk, floating rate interest risk (Sustainable only), fixed income securities risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk, municipal securities risk, short duration risk (Short Duration and Short Duration High Income only), state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, Sustainable and Short Duration High Income). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Income, Short Duration High Income, Sustainable and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Notes to Financial Statements (continued)

New Jersey and New York are non-diversified, which means that they may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Income, Short Duration High Income and Sustainable), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Because Sustainable considers sustainability factors when evaluating an investment, the Fund may underperform funds that do not take sustainability-related factors into account. There is no guarantee that Lord Abbett will successfully implement and make investments in issuers that create a positive environmental, social or governance impact while achieving the desired financial returns. In evaluating an issuer, Lord Abbett may be dependent on data or information that may be incomplete, inaccurate or unavailable. Sustainable is a newly organized fund and there can be no assurance that it will reach or maintain a sufficient asset size to effectively implement its investment strategy.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

National, High Income, Short Duration High Income, California and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

Notes to Financial Statements (continued)

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, each Fund or issuers in which each Fund invests. In addition, issuers in which each Fund invests and each Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of each Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Year Ended September 30, 2024		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	15,643,152	$234,690,754	18,770,106	$280,029,821
Reinvestment of distributions	1,219,224	18,316,255	984,630	14,707,986
Shares reacquired	(17,840,915)	(267,666,142)	(27,741,560)	(414,525,176)
Decrease	(978,539)	$(14,659,133)	(7,986,824)	$(119,787,369)

Class C Shares
Shares sold	237,113	$3,560,165	500,473	$7,481,248
Reinvestment of distributions	21,813	327,611	18,679	279,015
Shares reacquired	(425,544)	(6,393,128)	(892,335)	(13,327,281)
Decrease	(166,618)	$(2,505,352)	(373,183)	$(5,567,018)

Class F Shares
Shares sold	384,442	$5,785,476	2,003,418	$29,862,090
Reinvestment of distributions	53,950	810,353	135,914	2,029,051
Shares reacquired	(900,148)	(13,520,219)	(16,589,985)	(248,233,169)
Decrease	(461,756)	$(6,924,390)	(14,450,653)	$(216,342,028)

Class F3 Shares
Shares sold	4,720,776	$70,770,896	8,782,648	$131,150,210
Reinvestment of distributions	303,446	4,560,161	268,196	4,007,378
Shares reacquired	(6,715,104)	(100,752,974)	(15,617,826)	(233,120,113)
Decrease	(1,690,882)	$(25,421,917)	(6,566,982)	$(97,962,525)

Notes to Financial Statements (continued)

Short Duration	Year Ended September 30, 2024		Year Ended September 30, 2023
Class I Shares
Shares sold	14,864,720	$223,133,340	22,391,479	$335,270,750
Reinvestment of distributions	779,500	11,714,160	597,701	8,930,320
Shares reacquired	(17,191,531)	(257,785,410)	(26,175,013)	(390,899,778)
Decrease	(1,547,311)	$(22,937,910)	(3,185,833)	$(46,698,708)

Intermediate	Year Ended September 30, 2024		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	39,660,511	$403,340,644	49,174,165	$492,503,761
Reinvestment of distributions	5,207,337	53,029,586	4,828,479	48,337,760
Shares reacquired	(53,113,566)	(538,007,792)	(69,325,924)	(692,617,725)
Decrease	(8,245,718)	$(81,637,562)	(15,323,280)	$(151,776,204)

Class C Shares
Shares sold	768,785	$7,815,343	1,102,429	$11,030,272
Reinvestment of distributions	158,491	1,610,363	181,800	1,817,681
Shares reacquired	(3,419,719)	(34,751,804)	(5,066,758)	(50,621,023)
Decrease	(2,492,443)	$(25,326,098)	(3,782,529)	$(37,773,070)

Class F Shares
Shares sold	808,598	$8,183,961	10,483,265	$104,175,251
Reinvestment of distributions	275,312	2,799,496	722,128	7,207,593
Shares reacquired	(3,978,642)	(40,209,214)	(53,473,167)	(538,192,977)
Decrease	(2,894,732)	$(29,225,757)	(42,267,774)	$(426,810,133)

Class F3 Shares
Shares sold	10,118,593	$102,537,324	17,855,155	$177,891,929
Reinvestment of distributions	716,304	7,298,581	591,824	5,928,632
Shares reacquired	(8,557,573)	(86,426,044)	(10,335,665)	(103,204,790)
Increase	2,277,324	$23,409,861	8,111,314	$80,615,771

Class I Shares
Shares sold	94,367,146	$958,244,483	164,710,208	$1,655,343,063
Reinvestment of distributions	5,316,230	54,145,140	4,112,613	41,177,642
Shares reacquired	(107,360,202)	(1,083,280,808)	(138,932,589)	(1,384,239,621)
Increase (decrease)	(7,676,826)	$(70,891,185)	29,890,232	$312,281,084

National	Year Ended September 30, 2024		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	69,788,527	$724,457,933	60,088,538	$614,813,100
Reinvestment of distributions	8,094,456	84,253,985	7,019,689	71,670,379
Shares reacquired	(53,325,836)	(551,704,951)	(65,161,550)	(661,976,768)
Increase	24,557,147	$257,006,967	1,946,677	$24,506,711

Class C Shares
Shares sold	942,131	$9,771,525	1,515,238	$15,488,288
Reinvestment of distributions	172,598	1,795,567	191,119	1,952,996
Shares reacquired	(2,362,347)	(24,474,066)	(3,020,841)	(30,840,554)
Decrease	(1,247,618)	$(12,906,974)	(1,314,484)	$(13,399,270)

Notes to Financial Statements (continued)

National	Year Ended September 30, 2024		Year Ended September 30, 2023
Class F Shares
Shares sold	2,087,349	$21,089,393	5,080,629	$52,023,332
Reinvestment of distributions	266,012	2,761,736	465,880	4,742,198
Shares reacquired	(4,002,770)	(41,446,446)	(20,167,972)	(206,545,983)
Decrease	(1,649,409)	$(17,595,317)	(14,621,463)	$(149,780,453)

Class F3 Shares
Shares sold	22,107,409	$228,612,522	19,758,267	$201,800,808
Reinvestment of distributions	1,561,340	16,259,694	1,084,751	11,068,830
Shares reacquired	(12,175,178)	(125,116,719)	(12,916,088)	(131,080,515)
Increase	11,493,571	$119,755,497	7,926,930	$81,789,123

Class I Shares
Shares sold	78,535,986	$814,067,088	75,819,727	$776,676,296
Reinvestment of distributions	3,462,908	36,072,026	2,095,587	21,396,429
Shares reacquired	(43,208,000)	(443,278,556)	(42,356,376)	(430,837,311)
Increase	38,790,894	$406,860,558	35,558,938	$367,235,414

High Income	Year Ended September 30, 2024		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	52,151,746	$558,676,538	43,175,387	$455,701,191
Reinvestment of distributions	6,947,144	74,628,508	6,304,263	66,202,615
Shares reacquired	(43,799,732)	(465,898,841)	(58,270,465)	(611,695,648)
Increase (decrease)	15,299,158	$167,406,205	(8,790,815)	$(89,791,842)

Class C Shares
Shares sold	1,765,117	$18,944,541	2,009,353	$21,245,804
Reinvestment of distributions	446,335	4,786,662	500,249	5,255,523
Shares reacquired	(4,861,990)	(51,888,761)	(5,517,532)	(57,995,411)
Decrease	(2,650,538)	$(28,157,558)	(3,007,930)	$(31,494,084)

Class F Shares
Shares sold	1,022,752	$10,793,489	8,919,354	$93,789,815
Reinvestment of distributions	402,922	4,318,227	889,451	9,334,333
Shares reacquired	(4,871,935)	(51,514,143)	(34,828,395)	(369,484,678)
Decrease	(3,446,261)	$(36,402,427)	(25,019,590)	$(266,360,530)

Class F3 Shares
Shares sold	6,598,739	$70,424,087	6,739,512	$70,945,394
Reinvestment of distributions	619,706	6,651,490	512,731	5,375,304
Shares reacquired	(4,443,345)	(46,908,409)	(6,318,034)	(66,175,713)
Increase	2,775,100	$30,167,168	934,209	$10,144,985

Class I Shares
Shares sold	77,485,314	$823,395,967	90,058,661	$952,814,223
Reinvestment of distributions	5,485,797	58,888,365	3,991,925	41,865,737
Shares reacquired	(52,553,924)	(554,474,456)	(66,709,134)	(697,668,339)
Increase	30,417,187	$327,809,876	27,341,452	$297,011,621

Notes to Financial Statements (continued)

Short Duration High Income	Year Ended September 30, 2024		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	16,100,631	$227,346,901	6,812,042	$95,722,989
Reinvestment of distributions	865,187	12,232,826	727,887	10,222,070
Shares reacquired	(7,459,418)	(104,862,047)	(12,136,845)	(170,439,304)
Increase (decrease)	9,506,400	$134,717,680	(4,596,916)	$(64,494,245)

Class C Shares
Shares sold	484,575	$6,838,819	470,549	$6,605,568
Reinvestment of distributions	47,497	670,972	41,977	589,760
Shares reacquired	(442,559)	(6,236,978)	(634,589)	(8,936,164)
Increase (decrease)	89,513	$1,272,813	(122,063)	$(1,740,836)

Class F Shares
Shares sold	389,729	$5,447,630	3,946,365	$55,097,018
Reinvestment of distributions	44,631	629,309	179,679	2,523,527
Shares reacquired	(852,394)	(11,992,743)	(12,914,805)	(182,516,643)
Decrease	(418,034)	$(5,915,804)	(8,788,761)	$(124,896,098)

Class F3 Shares
Shares sold	2,480,479	$34,867,355	1,695,166	$23,937,717
Reinvestment of distributions	124,730	1,763,206	87,418	1,227,833
Shares reacquired	(1,637,174)	(22,917,481)	(1,252,638)	(17,587,532)
Increase	968,035	$13,713,080	529,946	$7,578,018

Class I Shares
Shares sold	53,043,819	$746,520,596	35,782,001	$504,220,384
Reinvestment of distributions	2,299,047	32,530,816	1,206,000	16,940,484
Shares reacquired	(25,227,624)	(354,863,556)	(22,116,692)	(310,088,063)
Increase	30,115,242	$424,187,856	14,871,309	$211,072,805

Sustainable	Year Ended September 30, 2024		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	20,015	$183,096	22,877	$208,187
Reinvestment of distributions	1,154	10,648	648	5,894
Shares reacquired	(3,003)	(27,844)	–	–
Increase	18,166	$165,900	23,525	$214,081

Class C Shares
Shares sold	1,069	$10,000	11,460	$104,753
Reinvestment of distributions	270	2,481	173	1,578
Shares reacquired	(3,784)	(34,888)	(9)	(83)
Increase (decrease)	(2,445)	$(22,407)	11,624	$106,248

Class F Shares
Shares sold	1,616	$15,009	–	$–
Reinvestment of distributions	9	83	–	–
Shares reacquired	(1,625)	(14,995)	–	–
Increase	–	$97	–	$–

Notes to Financial Statements (continued)

Sustainable	Year Ended September 30, 2024		Year Ended September 30, 2023
Class I Shares
Shares sold	9,486	$87,728	29,967	$275,115
Reinvestment of distributions	1,621	14,949	820	7,444
Shares reacquired	(1,503)	(13,862)	(701)	(6,362)
Increase	9,604	$88,815	30,086	$276,197

California	Year Ended September 30, 2024		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,083,533	$131,047,706	11,208,367	$111,038,999
Reinvestment of distributions	1,180,461	11,916,739	940,809	9,324,002
Shares reacquired	(9,070,571)	(90,849,925)	(8,345,793)	(82,402,978)
Increase	5,193,423	$52,114,520	3,803,383	$37,960,023

Class C Shares
Shares sold	485,872	$4,915,824	387,190	$3,861,120
Reinvestment of distributions	47,529	479,600	46,040	456,338
Shares reacquired	(740,947)	(7,478,376)	(686,018)	(6,812,975)
Decrease	(207,546)	$(2,082,952)	(252,788)	$(2,495,517)

Class F Shares
Shares sold	967,474	$9,637,066	269,732	$2,620,114
Reinvestment of distributions	37,418	378,590	38,798	383,623
Shares reacquired	(614,205)	(6,131,825)	(1,684,119)	(16,876,219)
Increase (decrease)	390,687	$3,883,831	(1,375,589)	$(13,872,482)

Class F3 Shares
Shares sold	2,319,004	$23,322,491	2,730,663	$27,105,849
Reinvestment of distributions	182,130	1,838,410	128,028	1,268,743
Shares reacquired	(1,491,244)	(14,835,695)	(1,263,307)	(12,461,095)
Increase	1,009,890	$10,325,206	1,595,384	$15,913,497

Class I Shares
Shares sold	9,148,226	$92,104,562	7,564,129	$75,454,717
Reinvestment of distributions	379,571	3,834,185	232,500	2,302,744
Shares reacquired	(5,303,164)	(52,754,322)	(5,340,054)	(52,572,049)
Increase	4,224,633	$43,184,425	2,456,575	$25,185,412

New Jersey	Year Ended September 30, 2024		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,632,346	$35,975,977	2,800,538	$12,920,067
Reinvestment of distributions	461,873	2,177,577	403,987	1,865,997
Shares reacquired	(3,575,896)	(16,864,980)	(4,072,862)	(18,751,446)
Increase (decrease)	4,518,323	$21,288,574	(868,337)	$(3,965,382)

Class F Shares
Shares sold	167,784	$787,584	354,525	$1,619,038
Reinvestment of distributions	22,344	105,213	28,480	131,187
Shares reacquired	(393,820)	(1,855,462)	(889,706)	(4,134,346)
Decrease	(203,692)	$(962,665)	(506,701)	$(2,384,121)

Notes to Financial Statements (concluded)

New Jersey	Year Ended September 30, 2024		Year Ended September 30, 2023
Class F3 Shares
Shares sold	234,483	$1,114,745	194,925	$880,635
Reinvestment of distributions	14,003	66,109	10,920	50,515
Shares reacquired	(61,471)	(287,684)	(130,090)	(597,879)
Increase	187,015	$893,170	75,755	$333,271

Class I Shares
Shares sold	3,468,564	$16,344,963	2,798,519	$12,943,517
Reinvestment of distributions	128,020	604,397	78,209	361,530
Shares reacquired	(1,613,138)	(7,589,019)	(1,900,516)	(8,776,141)
Increase	1,983,446	$9,360,341	976,212	$4,528,906

New York	Year Ended September 30, 2024		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,575,400	$144,378,225	6,385,398	$66,001,310
Reinvestment of distributions	938,378	9,955,744	770,866	7,974,668
Shares reacquired	(7,014,215)	(73,999,182)	(9,299,195)	(95,454,500)
Increase (decrease)	7,499,563	$80,334,787	(2,142,931)	$(21,478,522)

Class C Shares
Shares sold	431,344	$4,588,622	341,562	$3,519,754
Reinvestment of distributions	37,363	395,251	40,695	420,468
Shares reacquired	(602,710)	(6,360,926)	(748,800)	(7,720,191)
Decrease	(134,003)	$(1,377,053)	(366,543)	$(3,779,969)

Class F Shares
Shares sold	471,608	$5,046,265	318,808	$3,262,153
Reinvestment of distributions	22,626	240,409	28,697	295,966
Shares reacquired	(284,182)	(3,042,979)	(1,611,382)	(16,699,767)
Increase (decrease)	210,052	$2,243,695	(1,263,877)	$(13,141,648)

Class F3 Shares
Shares sold	358,466	$3,815,825	164,383	$1,657,672
Reinvestment of distributions	11,792	125,402	7,620	78,852
Shares reacquired	(90,078)	(950,857)	(181,489)	(1,879,392)
Increase (decrease)	280,180	$2,990,370	(9,486)	$(142,868)

Class I Shares
Shares sold	6,750,679	$71,512,808	4,841,720	$50,458,058
Reinvestment of distributions	287,663	3,054,994	192,194	1,991,405
Shares reacquired	(4,096,431)	(43,347,197)	(3,368,217)	(34,628,246)
Increase	2,941,911	$31,220,605	1,665,697	$17,821,217

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Municipal Income Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Municipal Income Fund, Inc. comprising the Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Income Municipal Bond Fund, Lord Abbett Short Duration High Income Municipal Bond Fund, Lord Abbett Sustainable Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, and Lord Abbett New York Tax-Free Income Fund (the “Funds”), including the schedules of investments, as of September 30, 2024; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for each of the funds constituting the Lord Abbett Municipal Income Fund, Inc., except Lord Abbett Sustainable Municipal Bond Fund; the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for the years ended September 30, 2024 and 2023 and the period from January 5, 2022 (commencement of operations) to September 30, 2022; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Municipal Income Fund, Inc., except Lord Abbett Sustainable Municipal Bond Fund, as of September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Sustainable Municipal Bond Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the years ended September 30, 2024 and 2023 and the period from January 5, 2022 (commencement of operations) to September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

New York, New York

November 22, 2024

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended September 30, 2024 that is tax-exempt dividend income.

Fund Name	Tax-Exempt Dividends
Short Duration Tax Free Fund	100%
Intermediate Tax Free Fund	100%
National Tax Free Fund	100%
High Income Municipal Bond Fund	100%
Short Duration High Income Municipal Bond Fund	99%
Sustainable Municipal Bond Fund	100%
California Tax Free Fund	100%
New Jersey Tax Free Fund	100%
New York Tax Free Fund	100%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Income Municipal Bond Fund

Lord Abbett Short Duration High Income Municipal Bond Fund

Lord Abbett Sustainable Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-2 (11/24)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: November 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: November 26, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: November 26, 2024